================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4108

                       Oppenheimer Variable Account Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                               Shares            Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS-100.0%
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-19.5%
---------------------------------------------------------------------------------------------------------
AUTO COMPONENTS-2.0%
BorgWarner, Inc.(1)                                                             99,190      $  7,904,451
---------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp.(1)                                               110,520         6,087,442
                                                                                            -------------
                                                                                              13,991,893
---------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-1.0%
Sotheby's                                                                      138,250         7,271,950
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-3.6%
Chipotle Mexican Grill, Inc., Cl. A(1)                                          33,481         9,119,220
---------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A(1)                                                      80,050        10,166,350
---------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                      104,110         6,050,873
                                                                                            -------------
                                                                                              25,336,443
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL-2.3%
NetFlix.com, Inc.(1)                                                            26,010         6,172,953
---------------------------------------------------------------------------------------------------------
Priceline.com, Inc.(1)                                                          20,020        10,138,929
                                                                                            -------------
                                                                                              16,311,882
---------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.8%
Hasbro, Inc.                                                                   124,810         5,846,100
---------------------------------------------------------------------------------------------------------
MEDIA-1.0%
Discovery Communications, Inc.(1)                                               83,410         3,328,059
---------------------------------------------------------------------------------------------------------
Scripps Networks Interactive, Cl. A                                             70,430         3,527,839
                                                                                            -------------
                                                                                               6,855,898
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL-2.2%
Dollar Tree, Inc.(1)                                                           175,875         9,764,580
---------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                120,190         5,394,127
                                                                                            -------------
                                                                                              15,158,707
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-5.0%
Dick's Sporting Goods, Inc.(1)                                                 126,310         5,049,874
---------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                                                    91,120         5,235,755
---------------------------------------------------------------------------------------------------------
Signet Jewelers Ltd.(1)                                                         72,960         3,357,619
---------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                   96,920         5,954,765
---------------------------------------------------------------------------------------------------------
Tractor Supply Co.                                                             142,520         8,531,247
---------------------------------------------------------------------------------------------------------
Ulta Salon, Cosmetics & Fragrance, Inc.(1)                                     144,120         6,936,496
                                                                                            -------------
                                                                                              35,065,756
---------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-1.6%
Fossil, Inc.(1)                                                                 65,370         6,121,901
---------------------------------------------------------------------------------------------------------
Under Armour, Inc., Cl. A(1)                                                    69,700         4,743,085
                                                                                            -------------
                                                                                              10,864,986
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES-4.6%
---------------------------------------------------------------------------------------------------------
BEVERAGES-1.2%
Hansen Natural Corp.(1)                                                        134,750         8,115,993
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-1.7%
Fresh Market, Inc. (The)(1)                                                     66,960         2,527,070
---------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.                                                       146,920         9,682,028
                                                                                            -------------
                                                                                              12,209,098

1 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                               Shares            Value
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS-0.5%
Green Mountain Coffee, Inc.(1)                                                  59,640      $  3,853,340
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS-1.2%
Estee Lauder Cos., Inc. (The), Cl. A                                            86,030         8,289,851
---------------------------------------------------------------------------------------------------------
ENERGY-7.4%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-3.0%
Carbo Ceramics, Inc.                                                            56,370         7,954,934
---------------------------------------------------------------------------------------------------------
Core Laboratories NV                                                            66,440         6,788,175
---------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.(1)                                              156,420         6,413,220
                                                                                            -------------
                                                                                              21,156,329
---------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-4.4%
Cimarex Energy Co.                                                              46,910         5,405,908
---------------------------------------------------------------------------------------------------------
Concho Resources, Inc.(1)                                                      136,350        14,630,355
---------------------------------------------------------------------------------------------------------
Oasis Petroleum, Inc.(1)                                                       139,160         4,400,239
---------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.(1)                                                      88,220         6,479,759
                                                                                            -------------
                                                                                              30,916,261
---------------------------------------------------------------------------------------------------------
FINANCIALS-6.7%
---------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-1.8%
Affiliated Managers Group, Inc.(1)                                              63,940         6,993,118
---------------------------------------------------------------------------------------------------------
Stifel Financial Corp.(1)                                                       79,310         5,693,665
                                                                                            -------------
                                                                                              12,686,783
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-2.7%
East West Bancorp, Inc.                                                        280,180         6,152,753
---------------------------------------------------------------------------------------------------------
First Republic Bank(1)                                                          77,840         2,406,034
---------------------------------------------------------------------------------------------------------
Signature Bank(1)                                                              150,270         8,475,228
---------------------------------------------------------------------------------------------------------
SVB Financial Group(1)                                                          30,870         1,757,429
                                                                                            -------------
                                                                                              18,791,444
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-0.7%
MSCI, Inc., Cl. A(1)                                                           136,090         5,010,834
---------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.5%
CB Richard Ellis Group, Inc., Cl. A(1)                                         127,930         3,415,731
---------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                        73,030         7,284,012
                                                                                            -------------
                                                                                              10,699,743
---------------------------------------------------------------------------------------------------------
HEALTH CARE-13.5%
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-2.1%
Alexion Pharmaceuticals, Inc.(1)                                               118,030        11,647,200
---------------------------------------------------------------------------------------------------------
United Therapeutics Corp.(1)                                                    49,410         3,311,458
                                                                                            -------------
                                                                                              14,958,658
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-1.0%
Edwards Lifesciences Corp.(1)                                                   77,910         6,778,170
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-4.0%
AMERIGROUP Corp.(1)                                                             60,210         3,868,493
---------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                        126,980         5,023,329
---------------------------------------------------------------------------------------------------------
Brookdale Senior Living, Inc.(1)                                               201,240         5,634,720
---------------------------------------------------------------------------------------------------------
Catalyst Health Solutions, Inc.(1)                                              75,790         4,238,935

2 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                               Shares            Value
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
HMS Holdings Corp.(1)                                                          115,990      $  9,493,782
                                                                                            -------------
                                                                                              28,259,259
---------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-2.0%
Cerner Corp.(1)                                                                 50,550         5,621,160
---------------------------------------------------------------------------------------------------------
SXC Health Solutions Corp.(1)                                                  153,380         8,405,224
                                                                                            -------------
                                                                                              14,026,384
---------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-1.6%
Illumina, Inc.(1)                                                               77,340         5,419,214
---------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                 63,380         5,507,722
                                                                                            -------------
                                                                                              10,926,936
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-2.8%
Perrigo Co.                                                                     44,160         3,511,603
---------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd.(1)                                                  110,200         3,860,306
---------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc.                                    139,910         6,968,917
---------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(1)                                                 92,800         5,197,728
                                                                                            -------------
                                                                                              19,538,554
---------------------------------------------------------------------------------------------------------
INDUSTRIALS-17.7%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-2.0%
BE Aerospace, Inc.(1)                                                          149,050         5,295,747
---------------------------------------------------------------------------------------------------------
TransDigm Group, Inc.(1)                                                       101,720         8,527,188
                                                                                            -------------
                                                                                              13,822,935
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.7%
Stericycle, Inc.(1)                                                             52,210         4,629,461
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-4.8%
AMETEK, Inc.                                                                   178,445         7,828,382
---------------------------------------------------------------------------------------------------------
Polypore International, Inc.(1)                                                122,300         7,042,034
---------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                      116,360        11,013,474
---------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                          92,960         8,037,322
                                                                                            -------------
                                                                                              33,921,212
---------------------------------------------------------------------------------------------------------
MACHINERY-6.2%
CNH Global NV(1)                                                                67,880         3,295,574
---------------------------------------------------------------------------------------------------------
Gardner Denver, Inc.                                                           126,661         9,883,358
---------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                                71,460         7,060,963
---------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                   45,280         5,209,917
---------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                           98,410         9,317,459
---------------------------------------------------------------------------------------------------------
WABCO Holdings, Inc.(1)                                                        110,220         6,793,961
---------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                    32,570         2,209,223
                                                                                            -------------
                                                                                              43,770,455
---------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-0.7%
Manpower, Inc.                                                                  75,080         4,721,030
---------------------------------------------------------------------------------------------------------
ROAD & RAIL-1.3%
Kansas City Southern, Inc.(1)                                                  170,610         9,289,715
---------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-2.0%
United Rentals, Inc.(1)                                                        174,970         5,823,002

3 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                               Shares            Value
---------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
WESCO International, Inc.(1)                                                   131,770      $  8,235,625
                                                                                            -------------
                                                                                              14,058,627
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-22.0%
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-3.5%
Acme Packet, Inc.(1)                                                            49,090         3,483,426
---------------------------------------------------------------------------------------------------------
Aruba Networks, Inc.(1)                                                        103,380         3,498,379
---------------------------------------------------------------------------------------------------------
Ciena Corp.(1)                                                                 144,510         3,751,480
---------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.(1)                                                          165,314         3,445,144
---------------------------------------------------------------------------------------------------------
Polycom, Inc.(1)                                                                94,700         4,910,195
---------------------------------------------------------------------------------------------------------
Riverbed Technology, Inc.(1)                                                   139,210         5,241,257
                                                                                            -------------
                                                                                              24,329,881
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-1.0%
Trimble Navigation Ltd.(1)                                                     136,180         6,882,537
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-1.9%
Rackspace Hosting, Inc.(1)                                                     214,410         9,187,469
---------------------------------------------------------------------------------------------------------
SINA Corp.(1)                                                                   41,500         4,442,160
                                                                                            -------------
                                                                                              13,629,629
---------------------------------------------------------------------------------------------------------
IT SERVICES-1.8%
Cognizant Technology Solutions Corp.(1)                                         66,950         5,449,730
---------------------------------------------------------------------------------------------------------
Teradata Corp.(1)                                                              141,920         7,195,344
                                                                                            -------------
                                                                                              12,645,074
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.7%
Atmel Corp.(1)                                                                 487,570         6,645,579
---------------------------------------------------------------------------------------------------------
Cavium Networks, Inc.(1)                                                       158,500         7,121,405
---------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc.(1)                                                 235,540         9,897,391
---------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc.(1)                                                    305,720         9,911,442
---------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(1)                             138,310         6,731,548
                                                                                            -------------
                                                                                              40,307,365
---------------------------------------------------------------------------------------------------------
SOFTWARE-8.1%
Autodesk, Inc.(1)                                                              120,220         5,302,904
---------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(1)                                                         91,890         6,750,239
---------------------------------------------------------------------------------------------------------
Concur Technologies, Inc.(1)                                                    65,610         3,638,075
---------------------------------------------------------------------------------------------------------
Fortinet, Inc.(1)                                                              188,120         8,277,280
---------------------------------------------------------------------------------------------------------
Informatica Corp.(1)                                                           107,650         5,622,560
---------------------------------------------------------------------------------------------------------
Red Hat, Inc.(1)                                                               132,110         5,996,473
---------------------------------------------------------------------------------------------------------
Rovi Corp.(1)                                                                   63,280         3,394,972
---------------------------------------------------------------------------------------------------------
Salesforce.com, Inc.(1)                                                         46,180         6,168,724
---------------------------------------------------------------------------------------------------------
SuccessFactors, Inc.(1)                                                        142,160         5,557,034
---------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.(1)                                                        228,640         6,230,440
                                                                                            -------------
                                                                                              56,938,701
---------------------------------------------------------------------------------------------------------
MATERIALS-6.8%
---------------------------------------------------------------------------------------------------------
CHEMICALS-4.2%
Albemarle Corp.                                                                146,200         8,738,374

4 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                               Shares            Value
---------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
---------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                                    44,710      $  6,115,881
---------------------------------------------------------------------------------------------------------
Rockwood Holdings, Inc.(1)                                                     147,160         7,243,215
---------------------------------------------------------------------------------------------------------
Solutia, Inc.(1)                                                               289,000         7,340,600
                                                                                            -------------
                                                                                              29,438,070
---------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.9%
Rock-Tenn Co., Cl. A                                                            94,350         6,543,173
---------------------------------------------------------------------------------------------------------
METALS & MINING-1.7%
Silver Wheaton Corp.                                                           184,950         8,019,432
---------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                         27,950         3,785,269
                                                                                            -------------
                                                                                              11,804,701
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-1.8%
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-1.8%
NII Holdings, Inc.(1)                                                          186,740         7,781,456
---------------------------------------------------------------------------------------------------------
SBA Communications Corp.(1)                                                    119,300         4,733,819
                                                                                            -------------
                                                                                              12,515,275
                                                                                            -------------
Total Common Stocks (Cost $478,149,841)                                                      702,169,093
---------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-1.0%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%(2,3)        33,787            33,787
---------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%(3,4)               6,904,163         6,904,163
                                                                                            -------------
Total Investment Companies (Cost $6,937,950)                                                   6,937,950
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $485,087,791)                                  101.0%      709,107,043
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                             (1.0)       (7,352,335)
                                                                             ----------------------------
Net Assets                                                                       100.0%     $701,754,708
                                                                             ============================

Footnotes to Statement of Investments

----------
1.   Non-income producing security.

2.   Interest rate is less than 0.0005%.

3.   Rate shown is the 7-day yield as of March 31, 2011.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS       GROSS         SHARES
                                                    DECEMBER 31, 2010    ADDITIONS   REDUCTIONS  MARCH 31, 2011
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           2,477,343   67,468,296  63,041,476       6,904,163

                                                                                       VALUE         INCOME
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                  $ 6,904,163  $        2,666

5 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:


                                              LEVEL 2-
                               LEVEL 1-        OTHER          LEVEL 3-
                              UNADJUSTED    SIGNIFICANT     SIGNIFICANT
                                QUOTED      OBSERVABLE     UNOBSERVABLE
                                PRICES        INPUTS           INPUTS        VALUE
-------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary      $136,703,615  $           -  $       -     $136,703,615
  Consumer Staples              32,468,282              -          -       32,468,282
  Energy                        52,072,590              -          -       52,072,590
  Financials                    47,188,804              -          -       47,188,804
  Health Care                   94,487,961              -          -       94,487,961
  Industrials                  124,213,435              -          -      124,213,435
  Information Technology       154,733,187              -          -      154,733,187
  Materials                     47,785,944              -          -       47,785,944
  Telecommunication Services    12,515,275              -          -       12,515,275
Investment Companies             6,937,950              -          -        6,937,950
                              -------------------------------------------------------
Total Assets                  $709,107,043  $           -  $       -     $709,107,043
                              -------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

6 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

7 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Federal tax cost of securities                     $ 487,020,014
                                                   =============

Gross unrealized appreciation                      $ 223,508,540
Gross unrealized depreciation                      (1,421,511)
                                                   -------------
Net unrealized appreciation                        $ 222,087,029
                                                   =============

8 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                             Shares               Value
------------------------------------------------------------------------------------------
COMMON STOCKS-49.2%
CONSUMER DISCRETIONARY-1.8%
------------------------------------------------------------------------------------------
MEDIA-1.8%
Jupiter Telecommunications Co. Ltd.                            4,393           $ 4,293,689
CONSUMER STAPLES-4.0%
------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.6%
CVS Caremark Corp.                                            44,100             1,513,512
------------------------------------------------------------------------------------------
FOOD PRODUCTS-2.1%
Nestle SA                                                     87,780             5,031,694
------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-0.4%
Clorox Co. (The)                                              12,750               893,393
------------------------------------------------------------------------------------------
TOBACCO-0.9%
Altria Group, Inc.                                            83,010             2,160,750
ENERGY-5.3%
------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.0%
Halliburton Co.                                               24,650             1,228,556
------------------------------------------------------------------------------------------
Schlumberger Ltd.                                             13,460             1,255,280
                                                                               -----------
                                                                                 2,483,836
------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-4.3%

BP plc, ADR                                                   29,250             1,291,095
------------------------------------------------------------------------------------------
Chevron Corp.                                                 56,870             6,109,544
------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                           31,300             1,678,619
------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                             15,430             1,298,126
                                                                               -----------
                                                                                10,377,384

FINANCIALS-6.5%
------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.6%
JPMorgan Chase & Co.                                         132,900             6,126,690
------------------------------------------------------------------------------------------
INSURANCE-3.9%
Assurant, Inc.                                                51,500             1,983,265
------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                         34,210             3,016,638
------------------------------------------------------------------------------------------
MetLife, Inc.                                                 98,430             4,402,774
                                                                               -----------
                                                                                 9,402,677
HEALTH CARE-9.0%
------------------------------------------------------------------------------------------
BIOTECHNOLOGY-3.0%
Amgen, Inc.(1)                                                46,400             2,480,080
------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                      77,790             3,301,408
------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc.(1)                               199,000             1,450,710
                                                                               -----------
                                                                                 7,232,198
HEALTH CARE PROVIDERS &
SERVICES-1.8%
Humana, Inc.(1)                                               31,730             2,219,196
------------------------------------------------------------------------------------------
WellPoint, Inc.                                               30,050             2,097,190
                                                                               -----------
                                                                                4,316,386
------------------------------------------------------------------------------------------
PHARMACEUTICALS-4.2%
Merck & Co., Inc.                                             56,567             1,867,277
------------------------------------------------------------------------------------------
Mylan, Inc.(1)                                               281,030             6,370,950
------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                                                35,740              1,793,076
                                                                               -----------
                                                                                10,031,303

1 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                 Shares                Value
-----------------------------------------------------------------------------------------------
INDUSTRIALS-2.4%
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-0.0%
AerCap Holdings NV(1)                                              4,500            $    56,565
-----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.8%
Cooper Industries plc                                             30,490              1,978,801
-----------------------------------------------------------------------------------------------
MACHINERY-1.6%
Ingersoll-Rand plc                                                76,350              3,688,469
INFORMATION TECHNOLOGY-17.8%
-----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-1.9%
Orbcomm, Inc.(1)                                                     375                  1,238
-----------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                    83,900              4,600,237
                                                                                    -----------
                                                                                      4,601,475
-----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-4.2%
eBay, Inc.(1)                                                    128,390              3,985,226
-----------------------------------------------------------------------------------------------
Google, Inc., Cl. A(1)                                            10,670              6,254,861
                                                                                    -----------
                                                                                     10,240,087
IT SERVICES-0.8%
MasterCard, Inc., Cl. A                                            7,300              1,837,556
-----------------------------------------------------------------------------------------------
SOFTWARE-10.9%
Microsoft Corp.                                                   73,290              1,858,634
-----------------------------------------------------------------------------------------------
Oracle Corp.                                                     128,700              4,294,719
-----------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(1)                         1,048,576             16,116,613
-----------------------------------------------------------------------------------------------
THQ, Inc.(1)                                                     853,300              3,891,048
                                                                                    -----------
                                                                                     26,161,014
MATERIALS-1.8%
-----------------------------------------------------------------------------------------------
CHEMICALS-1.8%
Celanese Corp., Series A                                          46,000              2,041,020
-----------------------------------------------------------------------------------------------
LyondellBasell Industries NV, Cl. A(1)                            60,600              2,396,730
                                                                                    -----------
                                                                                      4,437,750
-----------------------------------------------------------------------------------------------
METALS & MINING-0.0%
Kaiser Aluminum Corp.                                                114                  5,615
TELECOMMUNICATION SERVICES-0.0%
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.0%
XO Holdings, Inc.(1)                                                  85                     64
UTILITIES-0.6%
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.6%
Edison International, Inc.                                        40,500              1,481,895
                                                                                    -----------
Total Common Stocks (Cost $103,017,266)                                             118,352,803


                                                                   Principal
                                                                    Amount
-----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-4.0%
Ally Auto Receivables Trust 2010-2,
Automobile Receivables
Nts., Series 2010-2, Cl. A2, 0.89%, 9/17/12                         $ 182,545            182,778
-----------------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4,
 Automobile Receivables
 Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14                         30,000             29,892
 -----------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-1, Asset-
Backed Certificates, Series 2010-1,
Cl. A, 2.005%, 1/15/15(2,3)                                          240,000            244,431
-----------------------------------------------------------------------------------------------


2 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                       Principal
                                                                        Amount                Value
-----------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-
Backed Certificates, Series 2010-3,
 Cl. A, 2.88%, 4/15/15(2)                                              $ 200,000            $ 204,726
 ----------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2009-1, Automobile Receivables-
Backed Nts., Series 2009-1, Cl. A3,
3.04%, 10/15/13                                                          160,000              162,258
-----------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2010-4, Automobile Receivables-
Backed Nts., Series 2010-4, Cl. D,
4.20%, 11/8/16                                                           120,000              122,608
-----------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2011-1, Automobile Receivables-
Backed Nts., Series 2011-1, Cl. D,
 4.26%, 2/8/17                                                            60,000               60,483
 ----------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables
Trust 2010-1, Automobile Receivables Nts.,
 Series 2010-1, Cl. A2, 0.97%, 1/15/13                                    38,903               38,917
-----------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile
Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl.
  A2, 1.22%, 10/8/13                                                      84,872               85,096
-----------------------------------------------------------------------------------------------------
Bank of America Auto Trust 2010-2,
Automobile Receivables, Series 2010-2, Cl.
 A2, 0.91%, 10/15/12                                                     127,993              128,140
-----------------------------------------------------------------------------------------------------
CarMax Auto Owner Trust 2010-3,
Automobile Asset-Backed Nts., Series
2010-3, Cl. A3, 0.99%, 2/17/15                                            65,000               64,641
-----------------------------------------------------------------------------------------------------
Carrington Mortgage Loan Trust,
Asset-Backed Pass-Through Certificates,
Series 2006-FRE1, Cl. A2, 0.36%,
7/25/36(3)                                                               236,978              225,513
-----------------------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed
Nts., Series 2010-1A, Cl. 1, 5.43%,
7/20/15(2)                                                                66,631               70,504
-----------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
 Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                             180,000              190,787
-----------------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card
Receivables:
Series 2009-A13, Cl. A13, 5.35%,
 8/15/18(2)                                                              220,000              239,573
Series 2009-A17, Cl. A17, 4.90%,
  11/15/18(2)                                                            220,000              235,499
Series 2009-A8, Cl. A8, 2.355%,
 5/16/16(2,3)                                                            325,000              330,001
-----------------------------------------------------------------------------------------------------
CNH Equipment Trust, Asset-Backed
Certificates, Series 2009-B, Cl. A3,
 2.97%, 3/15/13                                                           14,215               14,228
-----------------------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-1,
Equipment Nts., Series 2011-1, Cl. 1A, 1.055%, 1/20/41(3)                240,000              240,645
-----------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 0.99%, 2/25/33(3)                                 11,444               10,823
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                                259,398              217,069
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36                                145,644              118,121
-----------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
 2006-25, Asset-Backed Certificates,
  Series 2006-25, Cl. 2A2, 0.37%, 6/25/47(3)                             480,000              444,798
-----------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust,
 Automobile Receivable Nts., Series
2011-1, Cl. A, 3.91%, 3/15/16                                            210,000              210,000
-----------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A,
Automobile Receivable Nts., Series
2011-1A, Cl. C, 3.05%, 8/15/15(4)                                        290,000              289,910
-----------------------------------------------------------------------------------------------------
DT Auto Owner Trust, Automobile
Receivable Nts., Series 2009-1, Cl.
 A1, 2.98%, 10/15/15(2)                                                  109,811              110,547
-----------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-1,
 Automobile Receivable Nts., Series
 2011-1, Cl. A2, 1.47%, 3/16/15                                          245,000              244,993
-----------------------------------------------------------------------------------------------------
Ford Credit Auto Lease Trust,
Automobile Receivable Nts., Series
 2010-B, Cl. A2, 0.75%, 10/15/12(2)                                      245,000              245,084
-----------------------------------------------------------------------------------------------------


3 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                               Principal
                                                                                Amount               Value
-----------------------------------------------------------------------------------------------------------

Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
Series 2009-E, Cl. A2, 0.80%, 3/15/12                                       $   60,849             $ 60,857
Series 2010-A, Cl. A4, 2.15%, 6/15/15                                          350,000              355,313
-----------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-
Backed Nts., Series 2009-2, Cl. A, 1.805%, 9/15/14(3)                          245,000              248,390
-----------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.905%, 12/15/14(2,3)                       250,000              254,865
-----------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-
Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16                             255,000              255,586
-----------------------------------------------------------------------------------------------------------
GE Capital Credit Card Master Note Trust, Asset-Backed Nts.,
Series 2009-2, Cl. A, 3.69%, 7/15/15                                           105,000              108,746
-----------------------------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding Ltd., Asset-
Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23(4)                          230,000              231,203
-----------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(2)                                      240,000              243,355
-----------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1,
0.514%, 1/20/35(3)                                                             222,293              213,985
-----------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V,
0.364%, 3/20/36(3)                                                              42,993               42,858
-----------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.605%, 3/15/16(3)                        255,000              256,473
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Resecuritization Trust, Automobile Receivable
Nts., Series 2010-F, Cl. A, 0.504%, 6/15/13(2,3)                               485,000              484,493
-----------------------------------------------------------------------------------------------------------
Navistar Financial Dealer Note Master Owner Trust, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.90%, 1/26/15(2,3)                         405,000              407,776
-----------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13                                   220,000              220,218
-----------------------------------------------------------------------------------------------------------
Nissan Master Owner Trust, Automobile Receivable Nts.,
Series 2010-AA, Cl. A, 1.405%, 1/15/15(2,3)                                    240,000              242,716
-----------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.35%,
9/25/36(3)                                                                      69,279               68,847
-----------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13                        214,746              214,946
-----------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3, Automobile
Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17                        235,000              232,741
-----------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%,
5/15/17(4)                                                                     243,356              243,502
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable
Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13                                   215,000              214,856
-----------------------------------------------------------------------------------------------------------
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15                  245,000              250,029
                                                                                                -----------

Total Asset-Backed Securities (Cost $9,683,248)                                                   9,613,820

4 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                        Principal
                                                                         Amount                 Value
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-28.5%
--------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY-23.0%
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED-22.6%
Federal Home Loan Mortgage Corp.:
5.50%, 9/1/39                                                         $ 1,176,209             $1,255,949
6%, 4/1/41(5)                                                           1,765,000              1,917,507
7%, 10/1/37                                                               930,332              1,062,586
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.652%, 3/25/36(3)                               234,187                331,827
Series 2426, Cl. BG, 6%, 3/15/17                                          382,098                411,604
Series 2427, Cl. ZM, 6.50%, 3/15/32                                       414,732                466,614
Series 2626, Cl. TB, 5%, 6/1/33                                           638,945                686,094
Series 2638, Cl. KG, 4%, 11/1/27                                          210,156                210,762
Series 2648, Cl. JE, 3%, 2/1/30                                             2,019                  2,019
Series 2663, Cl. BA, 4%, 8/1/16                                           309,899                314,574
Series 2676, Cl. KB, 5%, 2/1/20                                            20,237                 20,263
Series 2686, Cl. CD, 4.50%, 2/1/17                                        142,692                144,639
Series 2907, Cl. GC, 5%, 6/1/27                                            70,630                 71,271
Series 2929, Cl. PC, 5%, 1/1/28                                            57,322                 57,718
Series 2952, Cl. GJ, 4.50%, 12/1/28                                        24,739                 24,889
Series 3019, Cl. MD, 4.75%, 1/1/31                                        244,735                250,664
Series 3025, Cl. SJ, 23.815%, 8/15/35(3)                                   70,242                 95,278
Series 3094, Cl. HS, 23.448%, 6/15/34(3)                                  138,217                186,122
Series 3242, Cl. QA, 5.50%, 3/1/30                                        129,964                132,813
Series 3291, Cl. NA, 5.50%, 10/1/27                                        14,119                 14,145
Series 3306, Cl. PA, 5.50%, 10/1/27                                        27,599                 27,670
Series R001, Cl. AE, 4.375%, 4/1/15                                        45,752                 46,369
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 15.329%, 4/1/27(6)                                    171,600                 34,775
Series 192, Cl. IO, 14.409%, 2/1/28(6)                                     49,825                 10,102
Series 2130, Cl. SC, 51.746%, 3/15/29(6)                                  135,921                 29,471
Series 243, Cl. 6, 5.276%, 12/15/32(6)                                    165,905                 36,294
Series 2527, Cl. SG, 0.209%, 2/15/32(6)                                    41,584                  1,656
Series 2531, Cl. ST, 51.446%, 2/15/30(6)                                  694,018                 42,419
Series 2796, Cl. SD, 68.37%, 7/15/26(6)                                   202,593                 42,047
Series 2802, Cl. AS, 80.654%, 4/15/33(6)                                  177,243                 16,503
Series 2920, Cl. S, 66.289%, 1/15/35(6)                                 1,058,412                174,146
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                                  147,797                 17,659
Series 3451, Cl. SB, 25.903%, 5/15/38(6)                                  911,427                103,752
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 3.956%, 6/1/26(7)                48,419                 41,510
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
3.50%, 4/1/26(5)                                                        2,875,000              2,883,085
4%, 4/1/26-4/1/41(5)                                                    2,365,000              2,336,924
4.50%, 4/1/26-4/1/41(5)                                                 8,137,000              8,328,136
5%, 4/1/41(5)                                                           6,667,000              6,975,349
5.50%, 9/25/20                                                             10,954                 11,965
5.50%, 4/1/26-4/1/41(5)                                                 8,434,000              9,024,516

5 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                          Principal
                                                                            Amount                  Value
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
6%, 12/1/34-3/1/37                                                        $1,771,864             $1,943,754
6%, 4/1/405                                                                4,095,000              4,453,951
6.50%, 4/1/41(5)                                                           1,780,000              1,995,270
7%, 11/1/17(8)                                                               175,992                188,417
7.50%, 1/1/33                                                                200,791                232,948
8.50%, 7/1/32                                                                  5,908                  6,730
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1998-61, Cl. PL, 6%, 11/25/28                                          151,464                166,818
Trust 2004-101, Cl. BG, 5%, 1/25/20                                          978,650              1,040,863
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                                         217,211                219,596
Trust 2004-9, Cl. AB, 4%, 7/1/17                                             202,977                207,911
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                      700,000                767,110
Trust 2005-12, Cl. JC, 5%, 6/1/28                                            209,853                214,336
Trust 2005-22, Cl. EC, 5%, 10/1/28                                            81,148                 82,995
Trust 2005-30, Cl. CU, 5%, 4/1/29                                             91,045                 93,576
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                        385,640                410,078
Trust 2006-46, Cl. SW, 23.284%, 6/25/36(3)                                   176,288                239,771
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                         73,291                 73,369
Trust 2009-36, Cl. FA, 1.19%, 6/25/37(3)                                     420,502                426,811
Trust 2009-37, Cl. HA, 4%, 4/1/19                                            568,142                597,676
Trust 2009-70, Cl. PA, 5%, 8/1/35                                            651,670                683,516
Trust 2011-15, Cl. DA, 4%, 3/1/41                                            239,826                250,902
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.
Backed Security:
Trust 2001-65, Cl. S, 50.793%, 11/25/31(6)                                   427,804                 72,313
Trust 2001-81, Cl. S, 40.645%, 1/25/32(6)                                    100,001                 18,014
Trust 2002-47, Cl. NS, 39.049%, 4/25/32(6)                                   223,636                 41,227
Trust 2002-51, Cl. S, 39.339%, 8/25/32(6)                                    205,351                 37,830
Trust 2002-52, Cl. SD, 45.611%, 9/25/32(6)                                   253,073                 48,024
Trust 2002-77, Cl. SH, 48.806%, 12/18/32(6)                                  142,217                 26,746
Trust 2002-84, Cl. SA, 51.582%, 12/25/32(6)                                  377,912                 64,223
Trust 2002-9, Cl. MS, 39.02%, 3/25/32(6)                                     149,618                 27,892
Trust 2003-33, Cl. SP, 51.137%, 5/25/33(6)                                   430,193                 71,661
Trust 2003-4, Cl. S, 47.78%, 2/25/33(6)                                      244,190                 43,472
Trust 2003-46, Cl. IH, 0%, 6/1/23(6,9)                                     1,351,991                169,903
Trust 2003-89, Cl. XS, 86.129%, 11/25/32(6)                                  144,253                 12,930
Trust 2004-54, Cl. DS, 54.988%, 11/25/30(6)                                  212,389                 35,812
Trust 2005-14, Cl. SE, 45.34%, 3/25/35(6)                                    158,200                 21,116
Trust 2005-40, Cl. SA, 67.546%, 5/25/35(6)                                   589,659                109,003
Trust 2005-71, Cl. SA, 69.681%, 8/25/25(6)                                   622,827                 90,935
Trust 2005-93, Cl. SI, 19.991%, 10/25/35(6)                                  111,425                 15,546
Trust 2006-129, Cl. SM, 16.867%, 1/25/37(6)                                  761,470                104,702
Trust 2006-60, Cl. DI, 46.199%, 4/25/35(6)                                   101,165                 14,739
Trust 2007-88, Cl. XI, 26.351%, 6/25/37(6)                                   627,906                 88,514
Trust 2008-55, Cl. SA, 18.889%, 7/25/38(6)                                   471,367                 48,755
Trust 2008-67, Cl. KS, 45.526%, 8/25/34(6)                                   268,428                 23,115
Trust 222, Cl. 2, 23.298%, 6/1/23(6)                                         372,600                 83,089

6 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                      Principal
                                                        Amount                       Value
--------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 233, Cl. 2, 37.202%, 8/1/23(6)                $   352,005                   $  64,035
Trust 252, Cl. 2, 35.93%, 11/1/23(6)                    311,465                      61,097
Trust 319, Cl. 2, 7.243%, 2/1/32(6)                      99,943                      21,793
Trust 331, Cl. 9, 14.703%, 2/1/33(6)                    293,079                      73,080
Trust 334, Cl. 17, 22.557%, 2/1/33(6)                   169,948                      35,688
Trust 339, Cl. 12, 0.083%, 7/1/33(6)                    290,563                      62,601
Trust 339, Cl. 7, 0%, 7/1/33(6,9)                       994,475                     201,421
Trust 343, Cl. 13, 0.751%, 9/1/33(6)                    267,117                      56,330
Trust 345, Cl. 9, 0%, 1/1/34(6,9)                       431,436                      87,800
Trust 351, Cl. 10, 0%, 4/1/34(6,9)                       41,397                       7,833
Trust 351, Cl. 8, 0%, 4/1/34(6,9)                       129,090                      24,377
Trust 356, Cl. 10, 0%, 6/1/35(6,9)                      102,690                      20,042
Trust 356, Cl. 12, 0%, 2/1/35(6,9)                       54,175                       9,851
Trust 362, Cl. 13, 0%, 8/1/35(6,9)                      393,437                      86,006
Trust 364, Cl. 16, 0%, 9/1/35(6,9)                      287,501                      54,880
--------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
4.459%, 9/25/23(7)                                      137,867                     121,035
                                                                                 -----------
                                                                                 54,395,514
--------------------------------------------------------------------------------------------
GNMA/GUARANTEED-0.2%
Government National Mortgage Assn.,
8%, 4/15/23                                              65,177                      76,303
--------------------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 86.492%,
1/16/27(6)                                              239,115                      40,091
Series 2002-15, Cl. SM, 78.139%,
2/16/32(6)                                              278,424                      48,419
Series 2002-76, Cl. SY, 79.167%,
12/16/26(6)                                             614,444                     110,016
Series 2004-11, Cl. SM, 72.16%,
1/17/30(6)                                              215,306                      43,898
Series 2007-17, Cl. AI, 17.194%,
4/16/37(6)                                              532,617                      79,627
                                                                                 -----------
                                                                                    398,354
--------------------------------------------------------------------------------------------
OTHER AGENCY-0.2%
NCUA Guaranteed Notes Trust 2010-R3,
Gtd. Nts., Series 2010-R3, Cl. 2A,
0.819%, 12/8/20(3)                                      369,216                     371,062
NON-AGENCY-5.5%
--------------------------------------------------------------------------------------------
COMMERCIAL-3.8%
Banc of America Commercial Mortgage,
Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                   530,000                     546,600
Series 2007-1, Cl. A4, 5.451%, 1/1/49                   355,000                     374,058
Series 2007-1, Cl. AMFX, 5.482%,
1/1/49                                                  455,000                     451,504
--------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2007-4, Mtg.
Pass-Through Certificates, Series
2007-4, Cl. 22A1, 5.803%, 6/1/47(3)                     272,584                     231,164
--------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4
Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A4, 5.322%, 12/1/49                       290,000                     305,222
--------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc., Mtg.
Pass-Through Certificates, Series
2006-AB4, Cl. A1A, 6.005%, 10/25/36                     271,404                     160,570
--------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46(2)                                       282,912                     282,365
--------------------------------------------------------------------------------------------

7 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                  Principal
                                                   Amount                Value
---------------------------------------------------------------------------------
COMMERCIAL CONTINUED
---------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1,
Cl. XPA, 4.737%, 9/1/20(2,6)                     $  2,275,000        $  199,374
---------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg. Pass-
Through Certificates, Series 2004-FA2,
Cl. 3A1, 6%, 1/25/35                                  262,312            265,914
---------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg. Pass-
Through Certificates, Series 2007-FA2,
Cl. 1A1, 5.50%, 4/25/37                              479,405            348,611
---------------------------------------------------------------------------------
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2005-
GG5, Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. AM,
5.277%, 4/1/37                                       280,000            282,867
---------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Obligations, Series
2011-GC3, Cl. A1, 2.331%, 3/1/44                      210,000            211,780
---------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4,
Collateralized Asset-Backed Bonds,
Series 2005-4, Cl. 1A1A, 0.79%,
5/25/35(3)                                            158,630            125,084
---------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust
2005-AR23, Mtg. Pass-Through
Certificates, Series 2005-AR23, Cl.
6A1, 5.21%, 11/1/35(3)                                352,122            275,396
---------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%,
2/1/46(2)                                             235,000            233,959
Series 2010-C2, Cl. A2, 3.616%,
11/1/43(2)                                            340,000            326,783
Series 2007-LDPX, Cl. A2S2, 5.187%,
1/1/49(4)                                             140,000            141,410
Series 2007-LDP10, Cl. A3S, 5.317%,
1/1/49                                                355,000            361,468
Series 2007-LDPX, Cl. A3, 5.42%,
1/15/49                                                40,000            42,243
Series 2007-LD11, Cl. A2, 5.803%,
6/15/49(3)                                            270,000            278,674
---------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Trust 2006-LDP7, Commercial
Mtg. Pass-Through Certificates,
Series 2006-LDP7, 5.863%, 4/1/45(3)                   515,000            533,007
---------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Trust 2007-CB19, Commercial
Mtg. Pass-Through Certificates,
Series 2007-CB19, Cl. AM, 5.738%,
2/1/49(3)                                              60,000             59,648
---------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-S3, Mtg.
Pass-Through Certificates, Series
2007-S3, Cl. 1A90, 7%, 7/1/37                         364,347            300,100
---------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-
C3, Commercial Mtg. Pass-Through
Certificates, Series 2006-C3, Cl. AM,
5.712%, 3/11/39                                        90,000             92,170
---------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-
C1, Commercial Mtg. Pass-Through
Certificates, Series 2007-C1, Cl. A2,
5.318%, 2/11/40                                       210,000            213,952
---------------------------------------------------------------------------------
Mastr Adjustable Rate Mortgages Trust
2004-13, Mtg. Pass-Through
Certificates, Series 2004-13, Cl. 2A2,
2.82%, 4/1/34(3)                                      225,100            228,220
---------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6,
Mtg. Pass-Through Certificates, Series
2004-6, Cl. 10A1, 6%, 7/25/34                         519,113            532,457
---------------------------------------------------------------------------------
ML-CFC Commercial Mortgage Trust 2006-
3, Commercial Mtg. Pass-Through
Certificates, Series 2006-3, Cl. AM,
5.456%, 7/12/46                                       475,000            481,302
---------------------------------------------------------------------------------


8 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                      Principal
                                                       Amount            Value
---------------------------------------------------------------------------------
COMMERCIAL CONTINUED
---------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-
IQ16, Commercial Mtg. Pass-Through
Certificates, Series 2007-IQ16, Cl.
AM, 6.11%, 12/1/49(3)                               $  215,000         $  220,886
----------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage
Loan Trust, Mtg. Pass-Through
Certificates, 5.344%, 7/1/37(3)                        317,407            226,447
----------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2007-C34, Commercial Mtg. Pass-
Through Certificates, Series 2007-C34,
Cl. A3, 5.678%, 5/1/46                                 260,000            276,138
----------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2005-AR14 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR14, Cl. 1A4, 2.67%, 12/1/35(3)                  169,601            147,473
----------------------------------------------------------------------------------
Wells Fargo Commercial Mortgage Trust
2010-C1, Commercial Mtg. Pass-Through
Certificates, Series 2010-C1, Cl. A1,
3.349%, 11/1/43(2)                                     185,854            185,287
----------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2007-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2007-AR8, Cl. A1,
6.121%, 11/1/37(3)                                     249,926            199,221
                                                                       -----------
                                                                        9,141,354
---------------------------------------------------------------------------------

MULTIFAMILY-0.4%
Citigroup Mortgage Loan Trust, Inc.
2006-AR3, Mtg. Pass-Through
Certificates, Series 2006-AR3, Cl. 1
A2A, 5.75%, 6/1/36(3)                                  232,462            212,587
----------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2001-3, Cl. A2,
6.07%, 6/1/38                                          316,825            322,160
----------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl.
3A1, 2.825%, 3/25/36(3)                                571,887            510,205
                                                                       -----------
                                                                        1,044,952
----------------------------------------------------------------------------------
OTHER-0.1%
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2007-
GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4,
5.444%, 3/1/39                                         320,000            339,161
----------------------------------------------------------------------------------
RESIDENTIAL-1.2%
Banc of America Mortgage Securities,
Inc., Mtg. Pass-Through Certificates,
 Series 2004-E, Cl. 2A6, 2.867%,
6/1/34(3)                                              148,365            138,931
----------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-
HYB7, Mtg. Pass-Through Certificates,
Series 2005-HYB7, Cl. 6A1, 5.446%,
11/1/35(3)                                             299,543            232,399
----------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2006-
6, Mtg. Pass-Through Certificates,
Series 2006-6, Cl. A3, 6%, 4/1/36                      242,630            234,188
----------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust
2008-C7, Commercial Mtg. Pass-Through
Certificates, Series 2008-C7, Cl. A4,
5.822%, 12/1/49(3)                                     300,000            329,637
----------------------------------------------------------------------------------
Countrywide Alternative Loan Trust
2005-29CB, Mtg. Pass-Through
Certificates, Series 2005-29CB, Cl.
A4, 5%, 7/1/35                                         767,283            649,573
----------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg.
Pass-Through Certificates, Series
2006-5F, Cl. 2A1, 6%, 6/1/36                           243,702            238,544
----------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-
S4, Mtg. Pass-Through Certificates,
Series 2006-S4, Cl. A6, 5.71%, 12/1/36                 124,451            112,941
----------------------------------------------------------------------------------


9 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

----------------------------------------------------------------------------------------------------
                                                                      Principal
                                                                       Amount                Value
----------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
----------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                 $   144,138       $   147,586
----------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl.1A8, 6%, 9/25/36                        27,739            17,721
----------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY5,
Cl. 3A1, 5.731%, 5/1/37(3)                                                220,787           204,097
----------------------------------------------------------------------------------------------------
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg.
Asset-Backed Pass-Through  Certificates, Series 2007-PA5,
Cl.1A1, 6.25%, 11/1/37                                                    192,867           168,388
----------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1,
 2.872%, 9/1/34(3)                                                         97,603            95,153
----------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR14, Cl.
1A2, 5.713%, 10/1/36(3)                                                    235,236           215,380
                                                                                        ------------
                                                                                          2,784,538
                                                                                        ------------
Total Mortgage-Backed Obligations (Cost $66,736,998)                                     68,474,935
----------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS-0.5%
Federal Home Loan
Mortgage Corp. Nts.:
1.75%, 9/10/15                                                            180,000           176,637
5%, 2/16/17                                                               115,000           128,586
5.25%, 4/18/16                                                            195,000           220,643
5.50%, 7/18/16                                                            110,000           125,861
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
1.625%, 10/26/15                                                          295,000           286,985
4.875%, 12/15/16                                                           90,000           100,206
5%, 3/15/16                                                               120,000           134,403
                                                                                       -------------
Total U.S. Government Obligations (Cost $1,172,752)                                       1,173,321
----------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES-13.9%
CONSUMER DISCRETIONARY-1.8%
----------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                230,000           246,100
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(2)              340,000           351,808
----------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16       255,000           283,907
                                                                                        ------------
                                                                                             635,715
-----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.3%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14              173,000            189,698
-----------------------------------------------------------------------------------------------------
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                            240,000            235,800
-----------------------------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                       90,000             95,645
8% Sr. Unsec. Nts., 5/1/12                                                180,000            191,801
                                                                                        -------------
                                                                                             712,944
-----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.2%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                           215,000            229,893

 10 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                    Principal
                                                                                     Amount                 Value
--------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
6.125% Sr. Unsec. Nts., 6/15/11                                                      $  230,000           $  232,123
                                                                                                          -----------
                                                                                                             462,016
---------------------------------------------------------------------------------------------------------------------
MEDIA-0.7%
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22           138,000              186,873
---------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375% Sr. Unsec. Nts., 3/1/41        389,000              392,510
---------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The), 10% Sr. Unsec. Nts., 7/15/17                     196,000              234,220
---------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                                        218,000              252,880
---------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                              122,000              149,556
---------------------------------------------------------------------------------------------------------------------
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                                          130,000              151,310
---------------------------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21(2)                                                         132,000              132,540
6.50% Sr. Sec. Nts., 1/15/18                                                            282,000              309,495
                                                                                                          -----------
                                                                                                           1,809,384
---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL-0.1%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                                  244,000              239,804
---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-0.1%
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11                                     350,000              350,000
CONSUMER STAPLES-0.5%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES-0.1%
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14                                   220,000              250,250
---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS-0.2%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                                    29,000               30,733
8.50% Sr. Unsec. Nts., 6/15/19                                                          155,000              184,113
---------------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                                    240,000              259,200
                                                                                                          -----------
                                                                                                             474,046
---------------------------------------------------------------------------------------------------------------------
TOBACCO-0.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                                      177,000              251,855
---------------------------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40                                   142,000              158,367
                                                                                                           ----------
                                                                                                             410,222


ENERGY-1.6%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-0.3%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                               190,000              188,729
---------------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                            205,000              212,118
---------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36                          150,000              150,446
---------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20          170,000              168,865
                                                                                                          -----------
                                                                                                             720,158
---------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-1.3%
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub. Nts., 12/15/17                 215,000              235,425
---------------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12                        91,000              95,634
---------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                440,000              471,308
---------------------------------------------------------------------------------------------------------------------

11 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                      Principal
                                                                                       Amount                 Value
------------------------------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS CONTINUED
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec. Unsub. Nts., 9/1/39                    $  185,000         $  190,223
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance Co. LLC, 6% Sr. Sec. Nts., 1/15/18(2)                                  238,000            246,925
------------------------------------------------------------------------------------------------------------------------
Marathon Petroleum Corp., 6.50% Sr. Unsec. Nts., 3/1/41(2)                                   195,000            197,672
------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                          245,000            245,319
------------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                      150,000            166,125
------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14(2)               140,000            150,811
------------------------------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15(2)                                                      255,000           252,329
5.625% Sr. Unsec. Unsub. Nts., 4/15/20(2)                                                     163,000           162,086
------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18                                              225,000            256,219
------------------------------------------------------------------------------------------------------------------------
Woodside Finance Ltd., 4.50% Nts., 11/10/14(2)                                               335,000            354,728
                                                                                                             -----------
                                                                                                               3,024,804

FINANCIALS-5.5%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-1.1%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19(2)                      405,000            425,621
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                255,000            245,754
-------------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(2,5)                                    314,000            313,388
------------------------------------------------------------------------------------------------------------------------
Macquarie Group Ltd., 4.875% Sr. Unsec. Nts., 8/10/17(2)                                     192,000            192,925
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(2)                                                      90,000             89,969
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                                              570,000            599,683
-------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16                                223,000            220,603
-------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12                           225,000            229,596
-------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                                           234,000            236,238
                                                                                                              -----------
                                                                                                              2,553,777
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-1.6%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12(2)                         258,000            261,300
------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds(10)                                                350,000            303,188
-------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA, 5.186% Sub. Perpetual Nts.(2,10)                                             245,000            237,038
-------------------------------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                                433,000            424,881
-------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(3)                                      600,000            580,500
-------------------------------------------------------------------------------------------------------------------------
Huntington BancShares, Inc., 7% Sub. Nts., 12/15/20                                          381,000            420,777
-------------------------------------------------------------------------------------------------------------------------
KeyCorp, 5.10% Sr. Unsec. Unsub. Nts., 3/24/21                                               240,000            238,611
-------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(2)                                      230,000            226,256
-------------------------------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11                                              219,000            221,838
-------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc., 3.60% Sr. Unsec. Unsub. Nts., 4/15/16                                  240,000            238,525
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(10)                              476,000            523,600
-------------------------------------------------------------------------------------------------------------------------
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                                               233,000            252,949
                                                                                                             ------------
                                                                                                               3,929,463
-------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-0.2%
American Express Bank FSB, 5.55% Sr. Unsec. Nts., 10/17/12                                   227,000            240,509
--------------------------------------------------------------------------------------------------------------------------

12 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                      Principal
                                                                                       Amount         Value
--------------------------------------------------------------------------------------------------------------
Consumer Finance Continued
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                    $  119,000    $  124,186
                                                                                                    ----------
                                                                                                       364,695
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-0.9%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21                              95,000        99,234
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5.375% Sr. Unsec. Nts., 8/9/20                                                           322,000       331,605
6.01% Sr. Unsec. Nts., 1/15/15                                                           232,000       253,499
--------------------------------------------------------------------------------------------------------------
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67(2,3)                               275,000       244,750
--------------------------------------------------------------------------------------------------------------
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(10)                                 255,000       237,150
--------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(10)                                660,000       724,616
--------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                                 340,000       391,580
                                                                                                    ----------
                                                                                                     2,282,434
--------------------------------------------------------------------------------------------------------------
INSURANCE-1.4%
American International Group, Inc., 5.85% Sr. Unsec. Nts., Series G, 1/16/18             354,000       369,439
--------------------------------------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                                    197,000       201,770
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                                  235,000       242,727
--------------------------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12(2)                            212,000       222,451
--------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11           242,000       247,614
--------------------------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13(2)      320,000       279,942
--------------------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                             455,000       429,975
--------------------------------------------------------------------------------------------------------------
Manulife Financial Corp., 4.90% Sr. Unsec. Unsub. Nts., 9/17/20                          287,000       281,152
--------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12                       255,000       262,576
--------------------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(2,10)                                      442,000       434,284
--------------------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16                        241,000       239,717
--------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(2,3)                               238,000       239,785
                                                                                                    ----------
                                                                                                     3,451,432
--------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-0.3%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11                      100,000       102,523
--------------------------------------------------------------------------------------------------------------
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12                123,000       126,999
--------------------------------------------------------------------------------------------------------------
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12                                93,000        95,647
--------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12                               225,000       229,660
--------------------------------------------------------------------------------------------------------------
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12(2)                105,000       111,076
                                                                                                    ----------
                                                                                                       665,905
HEALTH CARE-0.3%
--------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.1%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                                           235,000       228,619
--------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.1%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                                        124,000       128,846
--------------------------------------------------------------------------------------------------------------

13 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                      Principal
                                                                                       Amount              Value
------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Quest Diagnostic, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                               $  252,000         $  243,554
                                                                                                        ----------
                                                                                                           372,400
------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18(2)                                                   245,000            246,225
INDUSTRIALS-1.1%
------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                  230,000            237,188
------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                       205,000            227,550
                                                                                                        ----------
                                                                                                           464,738
------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.3%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                                    235,000            256,444
------------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12                              230,000            234,432
------------------------------------------------------------------------------------------------------------------
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11                          195,000            198,547
                                                                                                        ----------
                                                                                                           689,423
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.4%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                                                215,000            222,585
5.25% Sr. Unsec. Nts., 10/19/12                                                          34,000             36,049
6.375% Unsec. Sub. Bonds, 11/15/67                                                      424,000            437,250
------------------------------------------------------------------------------------------------------------------
Tyco International Ltd./Tyco
International Finance SA, 6.875% Sr. Unsec. Unsub. Nts., 1/15/21                        192,000            229,499
                                                                                                        ----------
                                                                                                           925,383
------------------------------------------------------------------------------------------------------------------
MACHINERY-0.1%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14                                             265,000            293,156
------------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-0.1%
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20(2)                                        240,000            244,200
INFORMATION TECHNOLOGY-0.9%
------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.3%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                                           425,000            440,054
------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                           180,000            178,368
------------------------------------------------------------------------------------------------------------------
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                                             220,000            228,545
                                                                                                        ----------
                                                                                                           846,967
------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.2%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15                         430,000            423,185
------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.2%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                                         378,000            416,789
------------------------------------------------------------------------------------------------------------------
SOFTWARE-0.2%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                                   463,000            435,874
MATERIALS-1.1%
------------------------------------------------------------------------------------------------------------------
CHEMICALS-0.4%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                           179,000            186,688
------------------------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                                   198,000            197,958
------------------------------------------------------------------------------------------------------------------
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                                           210,000            242,025
------------------------------------------------------------------------------------------------------------------
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts., 5/1/18                              230,000            258,750
------------------------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.,
5.625% Sr. Unsec. Unsub. Nts., 12/1/40                                                  140,000            140,512
                                                                                                        ----------
                                                                                                         1,025,933

14 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                     Principal
                                                                      Amount                  Value
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.4%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                          $   250,000             $   274,688
-------------------------------------------------------------------------------------------------------
Sealed Air Corp.:
6.875% Sr. Unsec. Bonds, 7/15/33(2)                                     130,000                 129,687
7.875% Sr. Nts., 6/15/17                                                277,000                 309,593
-------------------------------------------------------------------------------------------------------
Sonoco Products Co., 5.75% Sr. Unsec.
 Unsub. Nts., 11/1/40                                                   118,000                 114,968
                                                                                            -----------
                                                                                                828,936
-------------------------------------------------------------------------------------------------------
METALS & MINING-0.3%
Freeport-McMoRan Copper & Gold, Inc.,
 8.375% Sr. Nts., 4/1/17                                                330,000                 364,257
-------------------------------------------------------------------------------------------------------
Vale Inco Ltd., 5.70% Sr. Unsec.
Unsub. Nts., 10/15/15                                                    14,000                  15,185
-------------------------------------------------------------------------------------------------------
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                    75,000                  80,286
6% Sr. Unsec. Unsub. Nts., 10/15/15                                     132,000                 145,213
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                    94,000                 100,554
-------------------------------------------------------------------------------------------------------
Xstrata Finance Canada Ltd., 5.80% Sr.
 Unsec. Unsub. Bonds, 11/15/16(2)                                        35,000                  38,757
                                                                                            -----------
                                                                                                744,252
TELECOMMUNICATION SERVICES-0.6%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.5%
AT&T, Inc., 6.30% Sr. Unsec. Bonds,
1/15/38                                                                 213,000                 215,211
-------------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875% Bonds, 12/15/30                  142,000                 196,799
-------------------------------------------------------------------------------------------------------
Embarq Corp., 6.738% Sr. Unsec. Nts.,
 6/1/13                                                                 225,000                 244,053
-------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25%
Sr. Unsec. Nts., 4/15/17                                                230,000                 249,550
-------------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub.
 Nts., 6/15/15                                                          210,000                 242,550
-------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                            101,000                 102,209
-------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40%
Sr. Unsec. Nts., 2/15/38                                                140,000                 147,047
                                                                                            -----------
                                                                                              1,397,419
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.1%
American Tower Corp., 7% Sr. Unsec.
Nts., 10/15/17                                                          162,000                 182,723
UTILITIES-0.5%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.5%
Allegheny Energy Supply Co. LLC, 8.25%
 Bonds, 4/15/12(2)                                                      202,000                 214,186
-------------------------------------------------------------------------------------------------------
FirstEnergy Solutions Corp., 6.80% Sr.
  Unsec. Nts., 8/15/39                                                  138,000                 137,143
-------------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr.
 Unsec. Unsub. Nts., 8/15/13                                            239,000                 241,911
-------------------------------------------------------------------------------------------------------
Northeast Utilities, 7.25% Sr. Unsec.
 Nts., 4/1/12                                                           230,000                 242,308
-------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., 9.50% Sec.
 Nts., 4/1/19(2)                                                        235,000                 298,342
                                                                                            -----------
                                                                                              1,133,890
                                                                                            -----------
Total Non-Convertible Corporate
Bonds and Notes (Cost $32,159,682)                                                           33,483,261

                                                                         Shares
-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-19.1%
JPMorgan U.S. Treasury Plus Money
Market Fund, Agency Shares, 0.00%(11,12)                                    385                     385
-------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 0.20%(11,13)                                     45,940,536              45,940,536
                                                                                            -----------
Total Investment Companies
(Cost $45,940,921)                                                                           45,940,921

15 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2011 (Unaudited)

                                                         VALUE
-----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$258,710,867)                            115.2%      $277,039,061
-----------------------------------------------------------------
Liabilities in Excess of Other Assets    (15.2)       (36,571,081)
                                         ------------------------
Net Assets                               100.0%      $240,467,980
                                         ========================

Footnotes to Statement of Investments

-------
1.   Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,840,419 or 4.51% of the Fund's net assets as of March 31, 2011.

3. Represents the current interest rate for a variable or increasing rate security.

4. Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $906,025, which represents 0.38% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                   UNREALIZED
                                ACQUISITION                       APPRECIATION
SECURITY                           DATE        COST     VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A,
Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%,
8/15/15                              2/2/11  $289,966  $289,910  $          (56)

GMAC Mortgage Servicer Advance
Funding Ltd., Asset-Backed
Nts., Series 2011-1A, Cl. A,
3.72%, 2/15/23                      3/11/11   229,997   231,203           1,206

JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2007-
LDPX, Cl. A2S2, 5.187%, 1/1/49      7/14/10   138,250   141,410           3,160

Santander Drive Auto
Receivables Trust 2011-S1A,
Automobile Receivables Nts.,
Series 2011-S1A, Cl. D, 3.10%,
5/15/17                              2/4/11   243,340   243,502             162
                                             ----------------------------------
                                             $901,553  $906,025  $        4,472
                                             ==================================

-------
5. When-issued security or delayed delivery to be delivered and settled after March 31, 2011. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,166,644 or 1.32% of the Fund's net assets as of March 31, 2011.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $162,545 or 0.07% of the Fund's net assets as of March 31, 2011.

8. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $188,417. See accompanying Notes.

9. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11.  Rate shown is the 7-day yield as of March 31, 2011.

12.  Interest rate is less than 0.0005%.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

16 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2011 (Unaudited)

                                                SHARES            GROSS          GROSS           SHARES
                                          DECEMBER 31, 2010     ADDITIONS     REDUCTIONS     MARCH 31, 2011
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                     45,755,638    22,212,792     22,027,894         45,940,536

                                               VALUE        INCOME
--------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                $  45,940,536   $  23,105

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

    1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

    2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

    3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                                LEVEL 2-
                                               LEVEL 1-          OTHER          LEVEL 3-
                                              UNADJUSTED      SIGNIFICANT     SIGNIFICANT
                                                QUOTED        OBSERVABLE     UNOBSERVABLE
                                                PRICES           INPUTS          INPUTS           VALUE
---------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                     $          -       $4,293,689         $ -         $ 4,293,689
  Consumer Staples                              9,599,349                -           -           9,599,349
  Energy                                       12,861,220                -           -          12,861,220
  Financials                                   15,529,367                -           -          15,529,367
  Health Care                                  21,579,887                -           -          21,579,887
  Industrials                                   5,723,835                -           -           5,723,835
  Information Technology                       42,840,132                -           -          42,840,132
  Materials                                     4,443,365                -           -           4,443,365
  Telecommunication Services                           64                -           -                  64
  Utilities                                     1,481,895                -           -           1,481,895
Asset-Backed Securities                                 -        9,613,820           -           9,613,820
Mortgage-Backed Obligations                             -       68,474,935           -          68,474,935
U.S. Government Obligations                             -        1,173,321           -           1,173,321
Non-Convertible Corporate Bonds and Notes               -       33,483,261           -          33,483,261
Investment Companies                           45,940,921                -           -          45,940,921
                                             -------------------------------------------------------------
Total Investments, at Value                   160,000,035      117,039,026           -         277,039,061
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                     3,715                -           -               3,715
                                             -------------------------------------------------------------
Total Assets                                 $160,003,750     $117,039,026         $ -        $277,042,776
                                             -------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                              $     (3,189)    $          -         $ -        $     (3,189)
                                             -------------------------------------------------------------
Total Liabilities                            $     (3,189)    $          -         $ -        $     (3,189)
                                             -------------------------------------------------------------



17 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2011 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                                 NUMBER OF   EXPIRATION                 UNREALIZED
CONTRACT DESCRIPTION                  BUY/SELL   CONTRACTS      DATE        VALUE      APPRECIATION
---------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds, 30 yr.      Buy              56     6/21/11   $ 6,730,500   $      28,265
U.S. Treasury Nts., 2 yr.             Sell             47     6/30/11    10,251,875           4,246
U.S. Treasury Nts., 5 yr.             Sell             12     6/30/11     1,401,469           4,905
U.S. Treasury Nts., 10 yr.            Sell             27     6/21/11     3,213,844          13,803
U.S. Treasury Ultra Bonds             Buy               3     6/21/11       370,688           1,377
                                                                                      -------------
                                                                                      $      52,596
                                                                                      =============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including

18 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011

reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                      WHEN-ISSUED OR DELAYED DELIVERY
                      BASIS TRANSACTIONS
--------------------------------------------------------
Purchased securities  $                     42,143,709
--------------------------------------------------------
Sold securities                              4,038,040
--------------------------------------------------------

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

19 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

       COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

       CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

       EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

       FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

       INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

       VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

20 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended March 31, 2011, the Fund had an ending monthly average market value of $6,558,836 and $13,137,955 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES
As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are

21 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (unaudited)

restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.




Federal tax cost of securities           $259,619,493
Federal tax cost of other investments      (7,818,596)
                                         -------------
Total federal tax cost                   $251,800,897
                                         =============


Gross unrealized appreciation            $ 28,328,102
Gross unrealized depreciation             (10,855,938)
                                         -------------
Net unrealized appreciation              $ 17,472,164
                                         ============

22 | Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                          Shares             Value
--------------------------------------------------------------------------------------
COMMON STOCKS-99.2%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-12.5%
--------------------------------------------------------------------------------------
AUTO COMPONENTS-0.9%
Johnson Controls, Inc.                                     264,720        $11,004,410
--------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-1.5%
McDonald's Corp.                                           243,180         18,503,566
--------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL-1.3%
Amazon.com, Inc.(1)                                         85,344         15,373,015
--------------------------------------------------------------------------------------
MEDIA-2.2%
McGraw-Hill Cos., Inc. (The)                               179,050          7,054,570
--------------------------------------------------------------------------------------
Walt Disney Co. (The)                                      448,860         19,341,377
                                                                          ------------
                                                                           26,395,947
--------------------------------------------------------------------------------------
SPECIALTY RETAIL-3.4%
Bed Bath & Beyond, Inc.(1)                                 195,110          9,417,960
--------------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                               190,700         10,957,622
--------------------------------------------------------------------------------------
Tiffany & Co.                                              118,910          7,305,830
--------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                       267,500         13,302,775
                                                                          ------------
                                                                           40,984,187
--------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-3.2%
Coach, Inc.                                                282,790         14,716,392
--------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                          171,540         12,985,578
--------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                              93,510         11,562,512
                                                                          ------------
                                                                           39,264,482
--------------------------------------------------------------------------------------
CONSUMER STAPLES-7.4%
--------------------------------------------------------------------------------------
BEVERAGES-1.4%
Brown-Forman Corp., Cl. B                                   69,700          4,760,510
--------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                        179,930         11,938,356
                                                                          ------------
                                                                           16,698,866
--------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-1.4%
Costco Wholesale Corp.                                     233,370         17,110,688
--------------------------------------------------------------------------------------
FOOD PRODUCTS-3.3%
General Mills, Inc.                                        327,883         11,984,124
--------------------------------------------------------------------------------------
Nestle SA                                                  289,564         16,598,307
--------------------------------------------------------------------------------------
Unilever NV CVA                                            361,167         11,324,537
                                                                          ------------
                                                                           39,906,968
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-1.3%
Colgate-Palmolive Co.                                      194,200         15,683,592
--------------------------------------------------------------------------------------
ENERGY-11.1%
--------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-3.5%
Halliburton Co.                                            394,450         19,659,388
--------------------------------------------------------------------------------------
Schlumberger Ltd.                                          249,710         23,287,955
                                                                          ------------
                                                                           42,947,343
--------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-7.6%
Chevron Corp.                                              183,480         19,711,256
--------------------------------------------------------------------------------------
ConocoPhillips                                             328,750         26,253,975
--------------------------------------------------------------------------------------
EOG Resources, Inc.                                        144,660         17,143,657
--------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                 277,030         28,946,865
                                                                          ------------
                                                                           92,055,753


                  1 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                           Shares         Value
----------------------------------------------------------------------------------------
FINANCIALS-5.3%
----------------------------------------------------------------------------------------
CAPITAL MARKETS-0.5%
Charles Schwab Corp. (The)                                   319,400        $ 5,758,782
----------------------------------------------------------------------------------------
COMMERCIAL BANKS-2.5%
Standard Chartered plc                                       136,380          3,537,706
----------------------------------------------------------------------------------------
U.S. Bancorp                                                 404,110         10,680,627
----------------------------------------------------------------------------------------
Wells Fargo & Co.                                            516,900         16,385,730
                                                                          --------------
                                                                             30,604,063
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.3%
BM&F BOVESPA SA                                            1,253,660          9,099,238
----------------------------------------------------------------------------------------
IntercontinentalExchange, Inc.(1)                             47,530          5,871,856
----------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                         288,850         13,315,985
                                                                          --------------
                                                                             28,287,079
----------------------------------------------------------------------------------------
HEALTH CARE-12.9%
----------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.9%
Celgene Corp.(1)                                             181,670         10,451,475
----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-2.4%
Baxter International, Inc.                                   265,650         14,284,001
----------------------------------------------------------------------------------------
Stryker Corp.                                                234,960         14,285,568
                                                                          --------------
                                                                             28,569,569
----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-1.8%
Express Scripts, Inc.(1)                                     235,850         13,115,619
----------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(1)                              164,190          9,220,910
                                                                          --------------
                                                                             22,336,529
----------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-2.3%
Mettler-Toledo International, Inc.1                           55,500          9,546,000
----------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(1)                            340,090         18,892,000
                                                                          --------------
                                                                             28,438,000
----------------------------------------------------------------------------------------
PHARMACEUTICALS-5.5%
Allergan, Inc.                                               282,680         20,075,934
----------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                     531,980         14,060,231
----------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                       162,384         20,401,396
----------------------------------------------------------------------------------------
Roche Holding AG                                              80,801         11,541,743
                                                                          --------------
                                                                             66,079,304
----------------------------------------------------------------------------------------
INDUSTRIALS-15.8%
----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-2.4%
Goodrich Corp.                                               197,532         16,894,912
----------------------------------------------------------------------------------------
United Technologies Corp.                                    150,200         12,714,430
                                                                          --------------
                                                                             29,609,342
----------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-1.3%
United Parcel Service, Inc., Cl. B                           204,650         15,209,588
----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-2.8%
ABB Ltd.                                                     587,710         14,115,278
----------------------------------------------------------------------------------------
Emerson Electric Co.                                         345,010         20,158,934
                                                                          --------------
                                                                             34,274,212
----------------------------------------------------------------------------------------
MACHINERY-7.9%
Caterpillar, Inc.                                            206,690         23,014,932
----------------------------------------------------------------------------------------

                  2 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                          Shares          Value
------------------------------------------------------------------------------------
MACHINERY CONTINUED
-------------------------------------------------------------------------------------
Danaher Corp.                                             322,620        $16,743,978
-------------------------------------------------------------------------------------
Deere & Co.                                               144,480         13,998,667
-------------------------------------------------------------------------------------
Joy Global, Inc.                                          207,247         20,478,076
-------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                     229,550         21,733,794
                                                                         ------------
                                                                          95,969,447
-------------------------------------------------------------------------------------
ROAD & RAIL-1.4%
Union Pacific Corp.                                       167,290         16,449,626
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-28.8%
-------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-7.3%
Cisco Systems, Inc.                                       993,180         17,033,037
-------------------------------------------------------------------------------------
Juniper Networks, Inc.(1)                                 591,620         24,895,370
-------------------------------------------------------------------------------------
QUALCOMM, Inc.                                            854,380         46,845,655
                                                                         ------------
                                                                          88,774,062
-------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-5.0%
Apple, Inc.(1)                                            173,740         60,539,703
-------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-1.5%
Corning, Inc.                                             878,830         18,130,263
-------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-4.7%
eBay, Inc.(1)                                             504,700         15,665,888
-------------------------------------------------------------------------------------
Google, Inc., Cl. A(1)                                     71,440         41,878,842
                                                                         ------------
                                                                          57,544,730
-------------------------------------------------------------------------------------
IT SERVICES-3.4%
Cognizant Technology Solutions Corp.(1)                   210,390         17,125,746
-------------------------------------------------------------------------------------
International Business Machines Corp.                      71,560         11,669,289
-------------------------------------------------------------------------------------
Visa, Inc., Cl. A                                         168,257         12,387,080
                                                                         ------------
                                                                          41,182,115
-------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.5%
Broadcom Corp., Cl. A                                     446,180         17,570,568
-------------------------------------------------------------------------------------
SOFTWARE-5.4%
Intuit, Inc.(1)                                           313,680         16,656,408
-------------------------------------------------------------------------------------
Oracle Corp.                                            1,055,230         35,213,025
-------------------------------------------------------------------------------------
Vmware, Inc., Cl. A(1)                                    167,460         13,654,688
                                                                         ------------
                                                                          65,524,121
-------------------------------------------------------------------------------------
MATERIALS-4.3%
-------------------------------------------------------------------------------------
CHEMICALS-2.5%
Ecolab, Inc.                                              234,840         11,981,537
-------------------------------------------------------------------------------------
Praxair, Inc.                                             184,402         18,735,243
                                                                         ------------
                                                                          30,716,780
-------------------------------------------------------------------------------------
METALS & MINING-1.8%
Barrick Gold Corp.                                        189,630          9,843,693
-------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)            215,140         11,951,027
                                                                         ------------
                                                                          21,794,720

                  3 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                          Shares           Value
----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-1.1%
----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-1.1%
NII Holdings, Inc.(1)                                                                     313,060          13,045,210
                                                                                                       ---------------
Total Common Stocks (Cost $822,342,388)                                                                 1,202,788,105
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-0.5%
JPMorgan U.S. Treasury Plus Money
Market Fund, Agency Shares, 0.00%(2),(3)                                                  433,377      $      433,377
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 0.20%(2),(4)                                                        6,112,868           6,112,868
                                                                                                       ---------------
Total Investment Companies (Cost $6,546,245)                                                                6,546,245
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $828,888,633)                                              99.7%      1,209,334,350
----------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                               0.3           3,473,879
                                                                                        ------------------------------
Net Assets                                                                                  100.0%     $1,212,808,229
                                                                                        ==============================

----------
Footnotes to Statement of Investments

1.   Non-income producing security.

2.   Rate shown is the 7-day yield as of March 31, 2011.

3.   Interest rate is less than 0.0005%.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                         SHARES          GROSS       GROSS         SHARES
                                                    DECEMBER 31, 2010  ADDITIONS   REDUCTIONS  MARCH 31, 2011
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E             72,534  29,613,137  23,572,803       6,112,868


                                                                                     VALUE         INCOME
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                 $6,112,868  $        1,946


                  4 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                       LEVEL 2-
                                      LEVEL 1-          OTHER           LEVEL 3-
                                    UNADJUSTED       SIGNIFICANT      SIGNIFICANT
                                      QUOTED         OBSERVABLE      UNOBSERVABLE
                                      PRICES           INPUTS            INPUTS           VALUE
----------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
    Consumer Discretionary         $  151,525,607           $ -           $ -          $  151,525,607
    Consumer Staples                   89,400,114             -             -              89,400,114
    Energy                            135,003,096             -             -             135,003,096
    Financials                         64,649,924             -             -              64,649,924
    Health Care                       155,874,877             -             -             155,874,877
    Industrials                       191,512,215             -             -             191,512,215
    Information Technology            349,265,562             -             -             349,265,562
    Materials                          52,511,500             -             -              52,511,500
    Telecommunication Services         13,045,210             -             -              13,045,210
Investment Companies                    6,546,245             -             -               6,546,245
                                   ------------------------------------------------------------------
Total Assets                       $1,209,334,350           $ -           $ -          $1,209,334,350
                                   ------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

                  5 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

                  6 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

                  7 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended March 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $124,773 and $698,378, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

As of March 31, 2011, the Fund had no outstanding forward contracts.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 834,379,120
                                  =============

Gross unrealized appreciation     $ 380,914,721
Gross unrealized depreciation       (5,959,491)
                                  -------------
Net unrealized appreciation       $ 374,955,230
                                  =============

                  8 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-9.9%
Ally Auto Receivables Trust 2010-2,
Automobile Receivables Nts., Series
2010-2, Cl. A2, 0.89%, 9/17/12                    $    376,741      $   377,207
--------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4,
Automobile Receivables Nts., Series
2010-4, Cl. A3, 0.91%, 11/17/14                        280,000          278,990
--------------------------------------------------------------------------------
Ally Master Owner Trust 2010-1, Asset-
Backed Certificates, Series 2010-1,
Cl. A, 2.005%, 1/15/15 (1,2)                           480,000          488,863
--------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-
Backed Certificates, Series 2010-3,
Cl. A, 2.88%, 4/15/15 (1)                              660,000          675,595
--------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2009-1, Automobile Receivables-
Backed Nts., Series 2009-1, Cl. A3,
3.04%, 10/15/13                                         35,000           35,494
--------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2010-3, Automobile Receivables-
Backed Nts., Series 2010-3, Cl. A2,
0.77%, 12/9/13                                         547,529          547,956
--------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2010-4, Automobile Receivables-
Backed Nts., Series 2010-4, Cl. D,
4.20%, 11/8/16                                         240,000          245,216
--------------------------------------------------------------------------------
AmeriCredit Automobile Receivables
Trust 2011-1, Automobile Receivables-
Backed Nts., Series 2011-1, Cl. D,
4.26%, 2/8/17                                          120,000          120,966
--------------------------------------------------------------------------------
AmeriCredit Prime Automobile
Receivables Trust 2010-1, Automobile
Receivables Nts., Series 2010-1, Cl.
A2, 0.97%, 1/15/13                                      77,807           77,833
--------------------------------------------------------------------------------
AmeriCredit Prime Automobile
Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl.
A2, 1.22%, 10/8/13                                     165,501          165,937
--------------------------------------------------------------------------------
Argent Securities Trust 2006-M3,
Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B,
 0.35%, 9/25/36 (2)                                     20,510            7,266
--------------------------------------------------------------------------------
Bank of America Auto Trust 2010-2,
Automobile Receivables, Series 2010-2,
 Cl. A2, 0.91%, 10/15/12                               452,241          452,761
--------------------------------------------------------------------------------
Carrington Mortgage Loan Trust, Asset-
Backed Pass-Through Certificates,
Series 2006-FRE1, Cl. A2, 0.36%,
7/25/36 (2)                                            459,298          437,077
--------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed
 Nts., Series 2010-1A, Cl. 1, 5.43%,
7/20/15 (1)                                            129,098          136,601
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                           310,000          328,578
--------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit
Card Receivables:
Series 2009-A13, Cl. A13, 5.35%,
8/15/18(1)                                             420,000          457,366
Series 2009-A17, Cl. A17, 4.90%,
11/15/18(1)                                            420,000          449,589
Series 2009-A8, Cl. A8, 2.355%,
5/16/16(1,2)                                           620,000          629,540
--------------------------------------------------------------------------------
CNH Equipment Trust, Asset-Backed
Certificates, Series 2009-B, Cl. A3,
2.97%, 3/15/13                                          27,512           27,538
--------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-
1, Equipment Nts., Series 2011-1, Cl.
1A, 1.055%, 1/20/41 (2)                                465,000          466,249
--------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 0.99%, 2/25/33 (2)               21,719           20,540
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36               504,385          422,078
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36               279,150          226,399

--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 0.37%,
6/25/47 (2)                                             40,000           37,066
--------------------------------------------------------------------------------

1 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust,
Automobile Receivable Nts., Series
2011-1, Cl. A, 3.91%, 3/15/16                     $    400,000      $   400,000
--------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A,
Automobile Receivable Nts., Series
2011-1A, Cl. C, 3.05%, 8/15/15 (3)                     570,000          569,823
--------------------------------------------------------------------------------
DT Auto Owner Trust, Automobile
Receivable Nts., Series 2009-1, Cl.
A1, 2.98%, 10/15/15 (1)                                219,621          221,094
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl.
A3, 0.34%, 7/25/36 (2)                                   3,658            3,619
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl.
2A2, 0.36%, 6/25/36 (2)                                  3,037            3,022
--------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-
1, Automobile Receivable Nts., Series
2011-1, Cl. A2, 1.47%, 3/16/15                         480,000          479,986
--------------------------------------------------------------------------------
Ford Credit Auto Lease Trust,
Automobile Receivable Nts., Series
2010-B, Cl. A2, 0.75%, 10/15/12 (1)                    505,000          505,172
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Receivable Nts.:
Series 2009-E, Cl. A2, 0.80%, 3/15/12                  118,083          118,098
Series 2010-A, Cl. A4, 2.15%, 6/15/15                  670,000          680,170
--------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner
Trust 2009-2, Asset-Backed Nts.,
Series 2009-2, Cl. A, 1.805%, 9/15/14 (2)              470,000          476,503
--------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner
Trust 2010-1, Asset-Backed Nts.,
Series 2010-1, Cl. A, 1.905%,
12/15/14 (1,2)                                         490,000          499,536
--------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner
Trust 2011-1, Asset-Backed Nts.,
Series 2011-1, Cl. A1, 2.12%, 2/15/16                  490,000          491,126
--------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding
 Ltd., Asset-Backed Notes, Series
2011-1A, Cl. A, 3.72%, 2/15/23 (3)                     445,000          447,327
--------------------------------------------------------------------------------
Hertz Vehicle Financing LLC,
Automobile Receivable Nts., Series
2010-1A, Cl. A1, 2.60%, 2/25/15 (1)                    495,000          501,921
--------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3,
Closed-End Home Equity Loan Asset-
Backed Certificates, Series 2005-3,
Cl. A1, 0.514%, 1/20/35 (2)                            441,841          425,329
--------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2006-4,
Closed-End Home Equity Loan Asset-
Backed Certificates, Series 2006-4,
Cl. A2V, 0.364%, 3/20/36 (2)                             5,971            5,953
--------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust
2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl.
A3, 0.35%, 8/25/36 (2)                                  66,235           24,804
--------------------------------------------------------------------------------
Morgan Stanley Resecuritization Trust,
 Automobile Receivable Nts., Series
2010-F, Cl. A, 0.504%, 6/15/13 (1,2)                   340,000          339,645
--------------------------------------------------------------------------------
Navistar Financial Dealer Note Master
Owner Trust, Asset-Backed Nts., Series
 2010-1, Cl. A, 1.90%, 1/26/15 (1,2)                   790,000          795,416
--------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg.
Obligation Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 3.405%,
1/25/29 (3,4)                                        3,370,016          303,301
--------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B,
Automobile Asset-Backed Nts., Series
2010-B, Cl. A3, 1.12%, 12/15/13                        440,000          440,436
--------------------------------------------------------------------------------
Nissan Master Owner Trust, Automobile
Receivable Nts., Series 2010-AA, Cl.
A, 1.405%, 1/15/15 (1,2)                               485,000          490,488
--------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home
Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2,
 0.35%, 9/25/36 (2)                                      5,196            5,164
--------------------------------------------------------------------------------

2 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------

Santander Drive Auto Receivables Trust
2010-2, Automobile Receivables Nts.,
Series 2010-2, Cl. A2, 0.95%, 8/15/13             $    462,896      $   463,329
--------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust
2010-3, Automobile Receivables Nts.,
Series 2010-3, Cl. C, 3.06%, 11/15/17                  485,000          480,338
--------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust
2011-S1A, Automobile Receivables
Nts., Series 2011-S1A, Cl. D, 3.10%,
5/15/17 (3)                                            476,779          477,065
--------------------------------------------------------------------------------
Toyota Auto Receivable Owner Trust
2010-B, Automobile Receivable Nts.,
Series 2010-B, Cl. A2, 0.74%, 7/16/12                  575,000          575,563
--------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A,
Automobile Receivable Nts., Series
2010-A, Cl. A3, 0.99%, 11/20/13                        440,000          439,705
--------------------------------------------------------------------------------
World Financial Network Credit Card
Master Note Trust, Credit Card
Receivables, Series 2009-A, Cl. A,
4.60%, 9/15/15                                         465,000          474,545
                                                                   -------------
Total Asset-Backed Securities
(Cost $21,302,660)                                                   18,251,183

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-74.5%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY-61.5%
--------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED-61.1%
Federal Home Loan Mortgage Corp.:
5%, 12/15/34                                            24,894           26,166
5.50%, 9/1/39                                        1,485,737        1,586,461
6%, 5/15/18-10/15/29                                 3,099,343        3,398,187
6%, 4/1/41 (5)                                       3,600,000        3,911,062
6.50%, 4/15/18-4/1/34                                  694,667          776,692
7%, 8/15/16-10/1/37                                    388,884          441,173
7%, 10/1/31 (6)                                        458,775          528,600
8%, 4/1/16                                             220,637          243,331
9%, 8/1/22-5/1/25                                       75,206           85,779
10.50%, 11/14/20                                         2,866            3,276
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd.
 Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                          17,201           19,553
Series 1674, Cl. Z, 6.75%, 2/15/24                      56,456           62,422
Series 2006-11, Cl. PS, 23.652%,
3/25/36 (2)                                            450,277          638,012
Series 2034, Cl. Z, 6.50%, 2/15/28                       6,348            7,205
Series 2042, Cl. N, 6.50%, 3/15/28                      20,018           23,243
Series 2043, Cl. ZP, 6.50%, 4/15/28                    726,584          749,331
Series 2046, Cl. G, 6.50%, 4/15/28                      54,720           58,305
Series 2053, Cl. Z, 6.50%, 4/15/28                       8,004            9,131
Series 2066, Cl. Z, 6.50%, 6/15/28                     973,294        1,079,436
Series 2195, Cl. LH, 6.50%, 10/15/29                   659,340          745,085
Series 2220, Cl. PD, 8%, 3/15/30                         3,032            3,496
Series 2326, Cl. ZP, 6.50%, 6/15/31                    193,062          224,297
Series 2461, Cl. PZ, 6.50%, 6/15/32                    904,759        1,001,749
Series 2470, Cl. LF, 1.255%, 2/15/32 (2)                 8,234            8,367
Series 2500, Cl. FD, 0.755%, 3/15/32 (2)               170,957          171,709
Series 2526, Cl. FE, 0.655%, 6/15/29 (2)               252,228          252,781
Series 2538, Cl. F, 0.855%, 12/15/32 (2)             1,088,923        1,097,110
Series 2551, Cl. FD, 0.655%, 1/15/33 (2)               170,632          171,026
Series 2638, Cl. KG, 4%, 11/1/27                       399,297          400,448
Series 2648, Cl. JE, 3%, 2/1/30                          3,916            3,916
Series 2663, Cl. BA, 4%, 8/1/16                        288,379          292,728

3 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------

FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2686, Cl. CD, 4.50%, 2/1/17                $    212,651      $   215,553
Series 2750, Cl. XG, 5%, 2/1/34                        130,000          136,483
Series 2890, Cl. PE, 5%, 11/1/34                       130,000          136,507
Series 2907, Cl. GC, 5%, 6/1/27                        165,422          166,925
Series 2929, Cl. PC, 5%, 1/1/28                        131,504          132,412
Series 2936, Cl. PE, 5%, 2/1/35                         69,000           72,337
Series 2939, Cl. PE, 5%, 2/15/35                       247,000          259,001
Series 2952, Cl. GJ, 4.50%, 12/1/28                     56,422           56,765
Series 3019, Cl. MD, 4.75%, 1/1/31                     371,473          380,472
Series 3025, Cl. SJ, 23.815%, 8/15/35 (2)               88,973          120,686
Series 3094, Cl. HS, 23.448%, 6/15/34 (2)              255,169          343,609
Series 3242, Cl. QA, 5.50%, 3/1/30                     269,211          275,113
Series 3291, Cl. NA, 5.50%, 10/1/27                     28,545           28,597
Series 3306, Cl. PA, 5.50%, 10/1/27                     97,717           97,968
Series R001, Cl. AE, 4.375%, 4/1/15                    141,710          143,621
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 205, Cl. IO, 11.505%, 9/1/29 (7)                 21,967            4,700
Series 206, Cl. IO, 6.515%, 12/1/29 (7)                275,967           63,619
Series 2074, Cl. S, 62.414%, 7/17/28 (7)                 4,752              921
Series 2079, Cl. S, 77.04%, 7/17/28 (7)                  8,197            1,578
Series 2130, Cl. SC, 51.921%, 3/15/29 (7)              318,444           69,046
Series 243, Cl. 6, 5.277%, 12/15/32 (7)                324,093           70,899
Series 2526, Cl. SE, 41.305%, 6/15/29 (7)               11,391            2,142
Series 2527, Cl. SG, 0.912%, 2/15/32 (7)               483,698           19,257
Series 2531, Cl. ST, 48.622%, 2/15/30 (7)              209,646           12,814
Series 2796, Cl. SD, 68.321%, 7/15/26 (7)              527,845          109,550
Series 2802, Cl. AS, 81.389%, 4/15/33 (7)              347,861           32,390
Series 2819, Cl. S, 54.64%, 6/15/34 (7)                104,150           16,668
Series 2920, Cl. S, 66.331%, 1/15/35 (7)             1,889,345          310,864
Series 3004, Cl. SB, 99.999%, 7/15/35 (7)              111,567           15,463
Series 3110, Cl. SL, 99.999%, 2/15/26 (7)              295,594           35,318
Series 3451, Cl. SB, 25.903%, 5/15/38 (7)              344,163           39,178
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 3.947%,
6/1/26 (8)                                             121,049          103,775
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
3.50%, 4/1/26 (5)                                    5,850,000        5,866,450
4%, 4/1/26-4/1/41 (5)                                4,460,000        4,409,116
4.002%, 10/1/36 (2)                                    215,865          226,672
4.50%, 4/1/26-4/1/41 (5)                            15,770,000       16,136,729
5%, 2/25/22-7/25/22                                     19,589           20,848
5%, 4/1/41 (5)                                      13,273,000       13,886,876
5.50%, 4/1/26-4/1/41 (5)                            16,756,000       17,927,196
6%, 12/1/34                                          1,986,678        2,186,551
6%, 4/1/40 (5)                                       6,445,000        7,009,943
6.50%, 5/25/17-1/1/34                                1,150,468        1,264,567
6.50%, 4/1/41 (5)                                    2,816,000        3,156,561
6.50%, 8/25/17 (6)                                     196,486          215,981

4 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------

FHLMC/FNMA/FHLB/SPONSORED CONTINUED
7%, 11/1/17-7/25/35                               $    636,549      $   699,796
7.50%, 1/1/33                                           12,831           14,886
8.50%, 7/1/32                                           21,663           24,676
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd.
Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                   15,196           17,625
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                   658,106          723,978
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                 552,721          606,191
Trust 1998-61, Cl. PL, 6%, 11/25/28                    285,109          314,011
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                 432,880          474,733
Trust 2001-44, Cl. QC, 6%, 9/25/16                      26,499           28,463
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                  33,372           37,630
Trust 2001-74, Cl. QE, 6%, 12/25/31                    812,044          893,758
Trust 2002-12, Cl. PG, 6%, 3/25/17                      13,761           14,825
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                3,964,000        4,345,178
Trust 2004-101, Cl. BG, 5%, 1/25/20                  1,932,835        2,055,703
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                   165,972          167,794
Trust 2004-9, Cl. AB, 4%, 7/1/17                       540,817          553,963
Trust 2005-12, Cl. JC, 5%, 6/1/28                      413,078          421,904
Trust 2005-22, Cl. EC, 5%, 10/1/28                     164,683          168,431
Trust 2005-30, Cl. CU, 5%, 4/1/29                      160,527          164,989
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                  33,145           33,597
Trust 2006-46, Cl. SW, 23.284%, 6/25/36 (2)            343,565          467,286
Trust 2006-50, Cl. KS, 23.285%, 6/25/36 (2)            538,569          735,989
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                  155,368          155,535
Trust 2009-36, Cl. FA, 1.19%, 6/25/37 (2)              661,695          671,624
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-61, Cl. SH, 50.491%,
11/18/31 (7)                                            33,222            5,551
Trust 2001-63, Cl. SD, 42.444%,
12/18/31 (7)                                            10,176            1,655
Trust 2001-65, Cl. S, 50.864%,
11/25/31 (7)                                           833,527          140,893
Trust 2001-68, Cl. SC, 35.761%,
11/25/31 (7)                                             6,767            1,120
Trust 2001-81, Cl. S, 40.909%,
1/25/32 (7)                                            226,263           40,758
Trust 2002-28, Cl. SA, 43.586%,
4/25/32 (7)                                              5,850            1,241
Trust 2002-38, Cl. SO, 61.241%,
4/25/32 (7)                                             14,212            2,454
Trust 2002-39, Cl. SD, 47.026%,
3/18/32 (7)                                              9,397            1,765
Trust 2002-47, Cl. NS, 39.097%,
4/25/32 (7)                                            582,114          107,313
Trust 2002-48, Cl. S, 40.352%,
7/25/32 (7)                                              9,728            1,773
Trust 2002-51, Cl. S, 39.387%,
8/25/32 (7)                                            534,383           98,443
Trust 2002-52, Cl. SD, 45.25%,
9/25/32 (7)                                            661,415          125,512
Trust 2002-52, Cl. SL, 41.526%,
9/25/32 (7)                                              6,046            1,122
Trust 2002-53, Cl. SK, 46.098%,
4/25/32 (7)                                             32,743            6,217
Trust 2002-56, Cl. SN, 42.845%,
7/25/32 (7)                                             13,264            2,434
Trust 2002-60, Cl. SM, 50.073%,
8/25/32 (7)                                            111,029           17,072
Trust 2002-7, Cl. SK, 49.691%,
1/25/32 (7)                                             50,993            9,485
Trust 2002-77, Cl. BS, 40.595%,
12/18/32 (7)                                            67,519           11,387
Trust 2002-77, Cl. IS, 53.726%,
12/18/32 (7)                                            24,213            4,570
Trust 2002-77, Cl. JS, 36.909%,
12/18/32 (7)                                           110,044           18,349
Trust 2002-77, Cl. SA, 39.631%,
12/18/32 (7)                                           106,174           17,728

5 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------

FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-77, Cl. SH, 48.848%,
12/18/32 (7)                                      $    296,857      $    55,828
Trust 2002-84, Cl. SA, 51.689%,
12/25/32 (7)                                           737,877          125,395
Trust 2002-9, Cl. MS, 39.354%,
3/25/32 (7)                                             11,116            2,072
Trust 2002-90, Cl. SN, 51.777%,
8/25/32 (7)                                             57,119            8,783
Trust 2002-90, Cl. SY, 54.987%,
9/25/32 (7)                                             36,929            5,731
Trust 2003-26, Cl. DI, 11.456%,
4/25/33 (7)                                             22,854            4,818
Trust 2003-33, Cl. SP, 51.243%,
5/25/33 (7)                                            790,514          131,682
Trust 2003-4, Cl. S, 47.87%, 2/25/33 (7)               514,236           91,547
Trust 2003-89, Cl. XS, 85.714%,
11/25/32 (7)                                           423,260           37,938
Trust 2004-54, Cl. DS, 55.025%,
11/25/30 (7)                                           472,246           79,627
Trust 2005-14, Cl. SE, 45.357%,
3/25/35 (7)                                            377,337           50,365
Trust 2005-40, Cl. SA, 67.624%,
5/25/35 (7)                                          1,062,901          196,485
Trust 2005-40, Cl. SB, 81.586%,
5/25/35 (7)                                             50,264            7,839
Trust 2005-71, Cl. SA, 69.809%,
8/25/25 (7)                                          1,285,470          187,682
Trust 2005-93, Cl. SI, 19.987%,
10/25/35 (7)                                           987,964          137,841
Trust 2006-129, Cl. SM, 16.863%,
1/25/37 (7)                                            452,485           62,216
Trust 2006-60, Cl. DI, 46.243%,
4/25/35 (7)                                            270,978           39,479
Trust 2008-55, Cl. SA, 18.885%,
7/25/38 (7)                                            177,435           18,353
Trust 2008-67, Cl. KS, 45.507%,
8/25/34 (7)                                          2,502,295          215,483
Trust 221, Cl. 2, 35.94%, 5/1/23 (7)                     8,220            1,648
Trust 222, Cl. 2, 24.102%, 6/1/23 (7)                  940,923          209,823
Trust 252, Cl. 2, 36.007%, 11/1/23 (7)                 814,826          159,837
Trust 294, Cl. 2, 14.273%, 2/1/28 (7)                   89,677           18,646
Trust 301, Cl. 2, 3.867%, 4/1/29 (7)                    10,544            2,057
Trust 303, Cl. IO, 6.691%, 11/1/29 (7)                 139,992           35,897
Trust 320, Cl. 2, 11.946%, 4/1/32 (7)                  640,197          145,837
Trust 321, Cl. 2, 2.175%, 4/1/32 (7)                 2,009,190          474,652
Trust 324, Cl. 2, 1.507%, 7/1/32 (7)                    21,206            4,670
Trust 331, Cl. 5, 0%, 2/1/33(7,9)                       28,183            6,229
Trust 331, Cl. 9, 14.781%, 2/1/33 (7)                  516,882          128,885
Trust 334, Cl. 12, 0%, 2/1/33 (7,9)                     49,931           10,841
Trust 334, Cl. 17, 22.675%, 2/1/33 (7)                 358,771           75,339
Trust 339, Cl. 12, 0.086%, 7/1/33 (7)                  696,849          150,133
Trust 339, Cl. 7, 0%, 7/1/33 (7,9)                   1,673,253          338,901
Trust 343, Cl. 13, 0.75%, 9/1/33 (7)                   637,332          134,402
Trust 343, Cl. 18, 0%, 5/1/34 (7,9)                    182,310           31,727
Trust 345, Cl. 9, 0%, 1/1/34 (7,9)                     820,299          166,936
Trust 351, Cl. 10, 0%, 4/1/34 (7,9)                    250,680           47,430
Trust 351, Cl. 8, 0%, 4/1/34 (7,9)                     392,982           74,208
Trust 356, Cl. 10, 0%, 6/1/35 (7,9)                    324,208           63,276
Trust 356, Cl. 12, 0%, 2/1/35 (7,9)                    162,525           29,553
Trust 362, Cl. 13, 0%, 8/1/35 (7,9)                    581,526          127,122
Trust 364, Cl. 15, 0%, 9/1/35 (7,9)                     35,450            7,578
Trust 364, Cl. 16, 0%, 9/1/35 (7,9)                    690,337          131,776
Trust 365, Cl. 16, 0%, 3/1/36 (7,9)                  1,059,726          212,969
--------------------------------------------------------------------------------

6 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
4.428%, 9/25/23 (8)                               $    291,712      $   256,095
                                                                   -------------
                                                                    112,716,836
--------------------------------------------------------------------------------
GNMA/GUARANTEED-0.4%
Government National Mortgage Assn.:
7%, 12/29/23-3/15/26                                    30,650           35,320
8.50%, 8/1/17-12/15/17                                 110,133          124,537
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                     81,287           97,260
Series 2000-7, Cl. Z, 8%, 1/16/30                       34,788           39,547
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-19, Cl. SB, 66.19%,
7/16/28 (7)                                             17,216            3,351
Series 2001-21, Cl. SB, 86.733%,
1/16/27 (7)                                            617,051          103,458
Series 2002-15, Cl. SM, 78.139%,
2/16/32 (7)                                            645,474          112,250
Series 2004-11, Cl. SM, 72.172%,
1/17/30 (7)                                            491,649          100,241
Series 2007-17, Cl. AI, 17.194%,
4/16/37 (7)                                            190,894           28,539
                                                                   -------------
                                                                        644,503
--------------------------------------------------------------------------------
NON-AGENCY-13.0%
--------------------------------------------------------------------------------
COMMERCIAL-9.7%
Asset Securitization Corp., Commercial
 Interest-Only Stripped Mtg.-Backed
Security, Series 1997-D4, Cl. PS1,
0.17%, 4/14/29 (7)                                   7,701,806          224,653
--------------------------------------------------------------------------------
Banc of America Commercial Mortgage,
Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                1,280,000        1,320,092
Series 2007-1, Cl. A4, 5.451%, 1/1/49                  710,000          748,117
Series 2007-1, Cl. AMFX, 5.482%,
1/1/49                                                 900,000          893,086
--------------------------------------------------------------------------------
Capital Lease Funding Securitization
LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series
1997-CTL1, 0%, 6/22/24 (1,7,9)                       4,369,933          200,248
--------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-
17, Mtg. Pass-Through Certificates,
Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                  73,537           69,161
--------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4
Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series
 2007-CD4, Cl. A2B, 5.205%, 12/11/49                   380,000          388,624
--------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46 (1)                                     590,641          589,499
--------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving,
Commercial Mtg. Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1,
Cl. XPA, 4.737%, 9/1/20 (1,7)                        4,765,000          417,590
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg. Pass-
Through Certificates, Series 2004-FA2,
 Cl. 3A1, 6%, 1/25/35                                  542,111          549,555
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg. Pass-
Through Certificates, Series 2007-FA2,
 Cl. 1A1, 5.50%, 4/25/37                               213,295          155,102
--------------------------------------------------------------------------------

7 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
COMMERCIAL CONTINUED
First Horizon Mortgage Pass-Through
Trust 2007-AR3, Mtg. Pass-Through
Certificates, Series 2007-AR3, Cl.
1A1, 6.034%, 11/1/37 (2)                          $    419,094      $   330,673
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding
Corp./Commercial Mortgage Trust 2005-
GG5, Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. AM,
 5.277%, 4/1/37                                        115,000          116,177
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Obligations, Series
2011-GC3, Cl. A1, 2.331%, 3/1/44                       405,000          408,434
--------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4,
Collateralized Asset-Backed Bonds,
Series 2005-4, Cl. 1A1A, 0.79%,
5/25/35 (2)                                            603,845          476,150
--------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust
2005-AR23, Mtg. Pass-Through
Certificates, Series 2005-AR23, Cl.
6A1, 5.21%, 11/1/35 (2)                                731,714          572,277
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%,
2/1/46 (1)                                             445,000          443,029
Series 2010-C2, Cl. A2, 3.616%,
11/1/43(1)                                             710,000          682,400
Series 2007-LDPX, Cl. A2S2, 5.187%,
1/1/49 (3)                                           2,310,000        2,333,271
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Trust 2006-LDP7, Commercial
 Mtg. Pass-Through Certificates,
Series 2006-LDP7, 5.863%, 4/1/45 (2)                 1,175,000        1,216,084
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Trust 2007-CB19, Commercial
 Mtg. Pass-Through Certificates,
Series 2007-CB19, Cl. AM, 5.738%,
2/1/49 (2)                                             115,000          114,326
--------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-S3, Mtg.
Pass-Through Certificates, Series
2007-S3, Cl. 1A90, 7%, 7/1/37                          708,452          583,528
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-
C3, Commercial Mtg. Pass-Through
Certificates, Series 2006-C3, Cl. AM,
5.712%, 3/11/39                                         85,000           87,050
--------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit
Mortgage Trust, Interest-Only Stripped
 Mtg.-Backed Security, Series 1998-C1,
 Cl. IO, 0%, 2/18/30 (7,9)                           3,613,908           76,817
--------------------------------------------------------------------------------
Lehman Structured Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A,
2.514%, 7/1/24 (1)                                     155,982          118,125
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6,
Mtg. Pass-Through Certificates, Series
 2004-6, Cl. 10A1, 6%, 7/25/34                         999,011        1,024,691
--------------------------------------------------------------------------------
ML-CFC Commercial Mortgage Trust 2006-
3, Commercial Mtg. Pass-Through
Certificates, Series 2006-3, Cl. AM,
5.456%, 7/12/46                                      1,000,000        1,013,267
--------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-
IQ16, Commercial Mtg. Pass-Through
Certificates, Series 2007-IQ16, Cl.
AM, 6.11%, 12/1/49 (2)                                 410,000          421,224
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities
VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series
1999-C1, Cl. X, 0%, 5/18/32 (7,9)                   44,567,244          155,041
--------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage
Loan Trust, Mtg. Pass-Through
Certificates, 5.344%, 7/1/37 (2)                       616,142          439,574
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2007-C34, Commercial Mtg. Pass-
Through Certificates, Series 2007-C34,
Cl. A3, 5.678%, 5/1/46                                 520,000          552,277
--------------------------------------------------------------------------------

8 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2005-AR14 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR14, Cl. 1A4, 2.67%, 12/1/35 (2)            $    397,352      $   345,508
--------------------------------------------------------------------------------
Wells Fargo Commercial Mortgage Trust
2010-C1, Commercial Mtg. Pass-Through
Certificates, Series 2010-C1, Cl. A1,
3.349%, 11/1/43 (1)                                    376,599          375,450
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2007-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2007-AR8, Cl. A1,
6.121%, 11/1/37 (2)                                    532,974          424,844
                                                                   -------------
                                                                     17,865,944
--------------------------------------------------------------------------------
MULTIFAMILY-0.8%
Citigroup Mortgage Loan Trust, Inc.
2006-AR3, Mtg. Pass-Through
Certificates, Series 2006-AR3, Cl.
1A2A, 5.75%, 6/1/36 (2)                                475,372          434,729
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2001-3, Cl. A2,
6.07%, 6/1/38                                          614,448          624,796
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl.
3A1, 2.825%, 3/25/36 (2)                               557,939          497,761
                                                                   -------------
                                                                      1,557,286
--------------------------------------------------------------------------------
OTHER-0.0%
Salomon Brothers Mortgage Securities
VI, Inc., Interest-Only Stripped Mtg.-
Backed Security, Series 1987-3, Cl. B,
40.195%, 10/23/17 (7)                                      793               81
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities
VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3,
Cl. A, 4.178%, 10/23/17 (8)                              1,173            1,162
                                                                   -------------
                                                                          1,243
--------------------------------------------------------------------------------
RESIDENTIAL-2.5%
CHL Mortgage Pass-Through Trust 2005-
30, Mtg. Pass-Through Certificates,
Series 2005-30, Cl. A5, 5.50%, 1/1/36                  435,782          427,775
--------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-
HYB7, Mtg. Pass-Through Certificates,
Series 2005-HYB7, Cl. 6A1, 5.446%,
11/1/35 (2)                                            589,501          457,362
--------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-
J4, Mtg. Pass-Through Certificates,
Series 2005-J4, Cl. A7, 5.50%, 11/1/35                  38,228           35,121
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg.
Pass-Through Certificates, Series
2006-5F, Cl. 2A1, 6%, 6/1/36                           547,539          535,950
--------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-
S4, Mtg. Pass-Through Certificates,
Series 2006-S4, Cl. A6, 5.71%, 12/1/36                 543,898          493,593
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust
 2006-3, Mtg. Pass-Through
Certificates, Series MLCC 2006-3, Cl.
2A1, 5.866%, 10/25/36 (2)                               51,973           49,390
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                         287,340          294,214
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl.
1A5, 6%, 9/25/36                                        62,634           40,015

9 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
--------------------------------------------------------------------------------
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl.
1A8, 6%, 9/25/36                                  $      2,195      $     1,402
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl.
A28, 5.75%, 4/25/37                                     26,785           17,350
--------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage
Loan Trust, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 3A1,
2.588%, 5/1/34 (2)                                     257,054          246,121
--------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY1, Cl. 4A1, 3.648%, 2/1/37 (2)                   64,842           52,045
--------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY5, Cl. 3A1, 5.731%, 5/1/37 (2)                  917,558          848,195
--------------------------------------------------------------------------------
Wells Fargo Alternative Loan 2007-PA5
Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-PA5, Cl.
1A1, 6.25%, 11/1/37                                    392,877          343,012
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2004-R Trust, Mtg. Pass-Through
Certificates, Series 2004-R, Cl. 2A1,
2.872%, 9/1/34 (2)                                     263,791          257,170
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR14 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR14, Cl.
1A2, 5.713%, 10/1/36 (2)                               460,063          421,231
                                                                   -------------
                                                                      4,519,946
                                                                   -------------
Total Mortgage-Backed Obligations
 (Cost $133,695,530)                                                137,305,758
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-1.7%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                         475,000          466,125
5%, 2/16/17                                            295,000          329,851
5.25%, 4/18/16                                         515,000          582,724
5.50%, 7/18/16                                         295,000          337,537
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
1.625%, 10/26/15                                       745,000          724,759
4.875%, 12/15/16                                       240,000          267,217
5%, 3/15/16                                            320,000          358,407
                                                                   -------------
Total U.S. Government Obligations
(Cost $3,063,950)                                                     3,066,620
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-36.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-4.9%
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.3%
Service Corp. International, 6.75% Sr.
Unsec. Nts., 4/1/15                                    475,000          508,250
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.7%
Hyatt Hotels Corp., 5.75% Sr. Unsec.
Unsub. Nts., 8/15/15(1)                                725,000          750,179
--------------------------------------------------------------------------------
Marriott International, Inc., 6.20%
Sr. Unsec. Unsub. Nts., 6/15/16                        526,000          585,628
                                                                   -------------
                                                                      1,335,807
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.8%
Fortune Brands, Inc., 6.375% Sr.
Unsec. Unsub. Nts., 6/15/14                            370,000          405,714
--------------------------------------------------------------------------------
Jarden Corp., 6.125% Sr. Unsec. Nts.,
11/15/22                                               489,000          480,443
--------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                   152,000          161,533

10 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
8% Sr. Unsec. Nts., 5/1/12                        $    380,000      $   404,913
                                                                   -------------
                                                                      1,452,603
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.5%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                        395,000          422,362
6.125% Sr. Unsec. Nts., 6/15/11                        455,000          459,200
                                                                   -------------
                                                                        881,562
--------------------------------------------------------------------------------
MEDIA-1.9%
Comcast Cable Communications Holdings,
 Inc., 9.455% Sr. Unsec. Nts., 11/15/22                292,000          395,412
--------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing
Co., Inc., 6.375% Sr. Unsec. Nts.,
3/1/41                                                 739,000          745,668
--------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The),
 10% Sr. Unsec. Nts., 7/15/17                          405,000          483,975
--------------------------------------------------------------------------------
Lamar Media Corp., 9.75% Sr. Unsec.
Nts., 4/1/14                                           438,000          508,080
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Nts., 7/15/33                               257,000          315,048
--------------------------------------------------------------------------------
Viacom, Inc., 7.875% Sr. Unsec. Debs.,
7/30/30                                                270,000          314,260
--------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21 (1)                       230,000          230,941
6.50% Sr. Sec. Nts., 1/15/18                           555,000          609,113
                                                                   -------------
                                                                      3,602,497
--------------------------------------------------------------------------------
MULTILINE RETAIL-0.3%
Family Dollar Stores, Inc., 5% Sr.
Unsec. Nts., 2/1/21                                    479,000          470,763
--------------------------------------------------------------------------------
SPECIALTY RETAIL-0.4%
Staples, Inc., 7.75% Sr. Unsec. Unsub.
 Nts., 4/1/11                                          680,000          680,000
--------------------------------------------------------------------------------
CONSUMER STAPLES-1.2%
--------------------------------------------------------------------------------
BEVERAGES-0.3%
Constellation Brands, Inc.,
8.375% Sr. Nts., 12/15/14                              445,000          506,188
--------------------------------------------------------------------------------
FOOD PRODUCTS-0.5%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                  210,000          222,549
8.50% Sr. Unsec. Nts., 6/15/19                         200,000          237,565
--------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr.
Unsec. Nts., 3/1/18                                    470,000          507,600
                                                                   -------------
                                                                        967,714
--------------------------------------------------------------------------------
TOBACCO-0.4%
Altria Group, Inc., 10.20% Sr. Unsec.
Nts., 2/6/39                                           337,000          479,521
--------------------------------------------------------------------------------
Lorillard Tobacco Co., 8.125% Sr.
Unsec. Nts., 5/1/40                                    270,000          301,120
                                                                   -------------
                                                                        780,641
--------------------------------------------------------------------------------
ENERGY-4.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-0.7%
Ensco plc, 4.70% Sr. Unsec. Nts.,
3/15/21                                                362,000          359,578
--------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts.,
9/1/17                                                 400,000          413,888
--------------------------------------------------------------------------------
Weatherford International Ltd., 6.50%
Sr. Unsec. Bonds, 8/1/36                               308,000          308,916
--------------------------------------------------------------------------------
Weatherford International Ltd.
Bermuda, 5.125% Sr. Unsec. Unsub.
Nts., 9/15/20                                          318,000          315,876
                                                                   -------------
                                                                      1,398,258
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-3.3%
Cloud Peak Energy Resources LLC, 8.25%
Sr. Unsec. Unsub. Nts., 12/15/17                       445,000          487,275
--------------------------------------------------------------------------------

11 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr.
Unsec. Unsub. Nts., 8/1/12                        $    179,000      $   188,115
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership
LP, 5.875% Sr. Unsec. Nts., 6/1/13                     840,000          899,770
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP,
6.50% Sr. Unsec. Unsub. Nts., 9/1/39                   360,000          370,164
--------------------------------------------------------------------------------
Kinder Morgan Finance Co. LLC, 6% Sr.
Sec. Nts., 1/15/18(1)                                  453,000          469,988
--------------------------------------------------------------------------------
Marathon Petroleum Corp., 6.50% Sr.
Unsec. Nts., 3/1/41(1)                                 380,000          385,208
--------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub.
Bonds, 5/15/37                                         466,000          466,606
--------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec.
Sub. Nts., 5/15/19                                     303,000          335,573
--------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co.
Ltd. III, 5.50% Sr. Sec. Nts.,
9/30/14(1)                                             270,000          290,850
--------------------------------------------------------------------------------
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15 (1)              532,000          526,428
5.625% Sr. Unsec. Unsub. Nts.,
4/15/20(1)                                             326,000          324,173
--------------------------------------------------------------------------------
Southwestern Energy Co., 7.50% Sr.
Nts., 2/1/18                                           465,000          529,519
--------------------------------------------------------------------------------
Woodside Finance Ltd., 4.50% Nts.,
11/10/14 (1)                                           702,000          743,341
                                                                   -------------
                                                                      6,017,010
--------------------------------------------------------------------------------
FINANCIALS-14.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS-2.8%
Blackstone Holdings Finance Co. LLC,
6.625% Sr. Unsec. Nts., 8/15/19 (1)                    800,000          840,734
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                             515,000          496,328
--------------------------------------------------------------------------------
Macquarie Bank Ltd., 6.625% Unsec.
Sub. Nts., 4/7/21(1,5)                                 598,000          596,834
--------------------------------------------------------------------------------
Macquarie Group Ltd., 4.875% Sr.
Unsec. Nts., 8/10/17 (1)                               366,000          367,763
--------------------------------------------------------------------------------
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20 (1)              178,000          177,939
5.55% Sr. Unsec. Unsub. Nts., Series
F, 4/27/17                                           1,205,000        1,267,750
--------------------------------------------------------------------------------
Nomura Holdings, Inc., 4.125% Sr.
Unsec. Unsub. Nts., 1/19/16                            433,000          428,345
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr.
Unsec. Unsub. Nts., 12/1/12                            475,000          484,702
--------------------------------------------------------------------------------
UBS AG Stamford, CT, 2.25% Sr. Unsec.
Nts., 8/12/13                                          482,000          486,610
                                                                   -------------
                                                                      5,147,005
--------------------------------------------------------------------------------
COMMERCIAL BANKS-4.4%
ANZ National International Ltd.,
2.375% Sr. Unsec. Nts., 12/21/12 (1)                   507,000          513,486
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual
Bonds (10)                                             740,000          641,025
--------------------------------------------------------------------------------
BNP Paribas SA, 5.186% Sub. Perpetual
Nts. (1,10)                                            515,000          498,263
--------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr.
Unsec. Sub. Nts., 4/15/37                              845,000          829,156
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911%
Nts., 11/30/35 (2)                                   1,270,000        1,228,725
--------------------------------------------------------------------------------
Huntington BancShares, Inc., 7% Sub.
Nts., 12/15/20                                         745,000          822,779
--------------------------------------------------------------------------------
KeyCorp, 5.10% Sr. Unsec. Unsub. Nts., 3/24/21         465,000          462,308
--------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub.
 Nts., 9/14/20 (1)                                     493,000          484,974
--------------------------------------------------------------------------------
Sanwa Bank Ltd. (The), 7.40% Sub.
Nts., 6/15/11                                          465,000          471,026
--------------------------------------------------------------------------------
SunTrust Banks, Inc., 3.60% Sr. Unsec.
 Unsub. Nts., 4/15/16                                  462,000          459,161
--------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub.
Perpetual Bonds, Series K (10)                       1,010,000        1,111,000
--------------------------------------------------------------------------------

12 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Zions Bancorp., 7.75% Sr. Unsec. Nts.,
 9/23/14                                          $    447,000      $   485,272
                                                                   -------------
                                                                      8,007,175
--------------------------------------------------------------------------------
CONSUMER FINANCE-0.4%
American Express Bank FSB, 5.55% Sr.
Unsec. Nts., 10/17/12                                  446,000          472,543
--------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                     233,000          243,154
                                                                   -------------
                                                                        715,697
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.5%
Bank of America Corp., 5.875% Sr.
Unsec. Unsub. Nts., 1/5/21                             140,000          146,239
--------------------------------------------------------------------------------
Citigroup, Inc.:
5.375% Sr. Unsec. Nts., 8/9/20                         628,000          646,733
6.01% Sr. Unsec. Nts., 1/15/15                         480,000          524,480
--------------------------------------------------------------------------------
Glen Meadow Pass-Through Trust, 6.505%
 Bonds, 2/12/67 (1,2)                                  535,000          476,150
--------------------------------------------------------------------------------
ING Groep NV, 5.775% Jr. Unsec. Sub.
Perpetual Bonds (10)                                   535,000          497,550
--------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual
Bonds, Series 1 (10)                                 1,430,000        1,570,001
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr.
Sub. Bonds, 5/14/38                                    709,000          816,560
                                                                   -------------
                                                                      4,677,713
--------------------------------------------------------------------------------
INSURANCE-3.7%
American International Group, Inc.,
5.85% Sr. Unsec. Nts., Series G,
1/16/18                                                687,000          716,963
--------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                  368,000          376,911
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                460,000          475,125
--------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr.
 Unsec. Nts., 8/15/12 (1)                              455,000          477,430
--------------------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The), 5.25% Sr. Unsec. Nts.,
10/15/11                                               465,000          475,787
--------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings
plc, 3.60% Sr. Unsec. Unsub. Nts.,
1/14/13 (1)                                            620,000          542,388
--------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr.
Unsec. Sub. Bonds, 4/20/67                             945,000          893,025
--------------------------------------------------------------------------------
Manulife Financial Corp., 4.90% Sr.
Unsec. Unsub. Nts., 9/17/20                            564,000          552,507
--------------------------------------------------------------------------------
Prudential Financial, Inc., 3.625% Sr.
 Unsec. Unsub. Nts., 9/17/12                           499,000          513,825
--------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854%
Perpetual Bonds (1,10)                                 926,000          909,834
--------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr.
Unsec. Unsub. Nts., 3/15/16                            463,000          460,535
--------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr.
Sub. Bonds, 5/9/37 (1,2)                               454,000          457,405
                                                                   -------------
                                                                      6,851,735
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-0.7%
AvalonBay Communities, Inc., 6.625%
Sr. Unsec. Unsub. Nts., 9/15/11                        202,000          207,097
--------------------------------------------------------------------------------
Brandywine Operating Partnership LP,
5.75% Sr. Unsec. Unsub. Nts., 4/1/12                   237,000          244,705
--------------------------------------------------------------------------------
Mack-Cali Realty LP, 5.25% Sr. Unsec.
Unsub. Nts., 1/15/12                                   180,000          185,123
--------------------------------------------------------------------------------
Simon Property Group LP, 5% Sr. Unsec.
 Unsub. Nts., 3/1/12                                   470,000          479,735
--------------------------------------------------------------------------------
WCI Finance LLC/WEA Finance LLC, 5.40%
 Sr. Unsec. Unsub. Nts., 10/1/12 (1)                   220,000          232,730
                                                                   -------------
                                                                      1,349,390

13 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
HEALTH CARE-0.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY-0.2%
Celgene Corp., 5.70% Sr. Unsec. Nts.,
 10/15/40                                         $    495,000      $   481,559
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.4%
McKesson Corp., 6% Sr. Unsec. Unsub.
Nts., 3/1/41                                           237,000          246,261
--------------------------------------------------------------------------------
Quest Diagnostic, Inc., 5.75% Sr.
Unsec. Nts., 1/30/40                                   520,000          502,571
                                                                   -------------
                                                                        748,832
--------------------------------------------------------------------------------
PHARMACEUTICALS-0.3%
Mylan, Inc., 6% Sr. Nts., 11/15/18 (1)                 495,000          497,475
--------------------------------------------------------------------------------
INDUSTRIALS-2.8%
AEROSPACE & DEFENSE-0.5%
Alliant Techsystems, Inc., 6.75% Sr.
Sub. Nts., 4/1/16                                      477,000          491,906
--------------------------------------------------------------------------------
BE Aerospace, Inc., 8.50% Sr. Unsec.
Nts., 7/1/18                                           420,000          466,200
                                                                   -------------
                                                                        958,106
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.7%
Corrections Corp. of America, 7.75%
Sr. Nts., 6/1/17                                       473,000          516,161
--------------------------------------------------------------------------------
R.R. Donnelley & Sons Co., 5.625% Sr.
 Unsec. Nts., 1/15/12                                  455,000          463,768
--------------------------------------------------------------------------------
Republic Services, Inc., 6.75% Sr.
Unsec. Unsub. Nts., 8/15/11                            295,000          300,366
                                                                   -------------
                                                                      1,280,295
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-1.0%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A,
6/15/12                                                460,000          476,228
5.25% Sr. Unsec. Nts., 10/19/12                         28,000           29,688
6.375% Unsec. Sub. Bonds, 11/15/67                     833,000          859,031
--------------------------------------------------------------------------------
Tyco International Ltd./Tyco
International Finance SA, 6.875% Sr.
Unsec. Unsub. Nts., 1/15/21                            405,000          484,099
                                                                   --------------
                                                                      1,849,046
--------------------------------------------------------------------------------
MACHINERY-0.3%
SPX Corp., 7.625% Sr. Unsec. Nts.,
12/15/14                                               510,000          564,188
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES-0.3%
FTI Consulting, Inc., 6.75% Sr. Nts.,
 10/1/20 (1)                                           482,000          490,435
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-2.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.9%
Harris Corp., 6.15% Sr. Unsec. Nts.,
12/15/40                                               871,000          901,853
--------------------------------------------------------------------------------
Juniper Networks, Inc., 5.95% Sr.
Unsec. Unsub. Nts., 3/15/41                            338,000          334,935
--------------------------------------------------------------------------------
Motorola, Inc., 8% Sr. Unsec. Nts.,
11/1/11                                                450,000          467,479
                                                                   --------------
                                                                      1,704,267
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.5%
Arrow Electronics, Inc., 3.375% Sr.
Unsec. Unsub. Nts., 11/1/15                            875,000          861,133
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.4%
KLA-Tencor Corp., 6.90% Sr. Unsec.
Nts., 5/1/18                                           738,000          813,731
--------------------------------------------------------------------------------
SOFTWARE-0.5%
Symantec Corp., 4.20% Sr. Unsec.
Unsub. Nts., 9/15/20                                   903,000          850,096
--------------------------------------------------------------------------------
MATERIALS-2.8%
--------------------------------------------------------------------------------
CHEMICALS-1.1%
Agrium, Inc., 6.125% Sr. Unsec. Nts.,
1/15/41                                                342,000          356,688
--------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                  417,000          416,912
--------------------------------------------------------------------------------
Ashland, Inc., 9.125% Sr. Unsec. Nts.,
 6/1/17                                                440,000          507,100
--------------------------------------------------------------------------------
CF Industries, Inc., 6.875% Sr. Unsec.
 Unsub. Nts., 5/1/18                                   480,000          540,000
--------------------------------------------------------------------------------

14 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                     Principal
                                                       Amount            Value
--------------------------------------------------------------------------------
CHEMICALS CONTINUED
Potash Corp. of Saskatchewan, Inc.,
5.625% Sr. Unsec. Unsub. Nts., 12/1/40            $    285,000      $   286,042
                                                                   -------------
                                                                      2,106,742
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.9%
Ball Corp., 7.125% Sr. Unsec. Nts.,
9/1/16                                                 486,000          533,993
--------------------------------------------------------------------------------
Sealed Air Corp.:
6.875% Sr. Unsec. Bonds, 7/15/33(1)                    220,000          219,471
--------------------------------------------------------------------------------
7.875% Sr. Nts., 6/15/17                               572,000          639,303
--------------------------------------------------------------------------------
Sonoco Products Co., 5.75% Sr. Unsec.
Unsub. Nts., 11/1/40                                   243,000          236,756
                                                                   -------------
                                                                      1,629,523
--------------------------------------------------------------------------------
METALS & MINING-0.8%
Freeport-McMoRan Copper & Gold, Inc.,
8.375% Sr. Nts., 4/1/17                                698,000          770,459
--------------------------------------------------------------------------------
Vale Inco Ltd., 5.70% Sr. Unsec.
Unsub. Nts., 10/15/15                                   28,000           30,369
--------------------------------------------------------------------------------
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                  245,000          262,269
6% Sr. Unsec. Unsub. Nts., 10/15/15                    347,000          381,733
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                   49,000           52,417
                                                                   -------------
                                                                      1,497,247
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-1.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-1.6%
AT&T, Inc., 6.30% Sr. Unsec. Bonds,
1/15/38                                                440,000          444,567
--------------------------------------------------------------------------------
British Telecommunications plc, 9.875%
 Bonds, 12/15/30                                       298,000          413,001
--------------------------------------------------------------------------------
Embarq Corp., 6.738% Sr. Unsec. Nts.,
6/1/13                                                 440,000          477,260
--------------------------------------------------------------------------------
Frontier Communications Corp., 8.25%
Sr. Unsec. Nts., 4/15/17                               477,000          517,545
--------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub.
Nts., 6/15/15                                          447,000          516,285
--------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                           266,000          269,185
--------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40%
Sr. Unsec. Nts., 2/15/38                               289,000          303,547
                                                                   -------------
                                                                      2,941,390
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
 SERVICES-0.2%
American Tower Corp., 7% Sr. Unsec.
Nts., 10/15/17                                         337,000          380,108
--------------------------------------------------------------------------------
UTILITIES-1.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.3%
Allegheny Energy Supply Co. LLC, 8.25%
 Bonds, 4/15/12(1)                                     428,000          453,819
--------------------------------------------------------------------------------
FirstEnergy Solutions Corp., 6.80% Sr.
 Unsec. Nts., 8/15/39                                  292,000          290,187
--------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr.
Unsec. Unsub. Nts., 8/15/13                            464,000          469,652
--------------------------------------------------------------------------------
Northeast Utilities, 7.25% Sr. Unsec.
Nts., 4/1/12                                           470,000          495,151
--------------------------------------------------------------------------------
Texas-New Mexico Power Co., 9.50% Sec.
 Nts., 4/1/19(1)                                       510,000          647,466
                                                                   -------------
                                                                      2,356,275
                                                                   -------------
Total Corporate Bonds and Notes
(Cost $64,769,908)                                                   67,360,456


                                                       Shares
--------------------------------------------------------------------------------
INVESTMENT COMPANIES-14.6%
JPMorgan U.S. Treasury Plus Money
Market Fund, Agency Shares, 0.00%(11,12)                 1,348           1,348

15 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)


                                                  Shares              Value
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
 Fund, Cl. E, 0.20%(11,13)                      26,955,437         $ 26,955,437
                                                                   -------------
Total Investment Companies (Cost $26,956,785)                        26,956,785
--------------------------------------------------------------------------------
Total Investments, at Value (Cost
$249,788,833)                                        137.2%         252,940,802
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                (37.2)         (68,552,999)
                                               ---------------------------------
Net Assets                                           100.0%        $184,387,803
                                               =================================

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $21,622,871 or 11.73% of the Fund's net assets as of March 31, 2011.

2. Represents the current interest rate for a variable or increasing rate security.

3. Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $4,130,787, which represents 2.24% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:


                                                                                       UNREALIZED
                                                ACQUISITION                           APPRECIATION
SECURITY                                           DATE         COST       VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile
Receivable Nts., Series 2011-1A, Cl. C, 3.05%,
8/15/15                                              2/2/11  $  569,932  $  569,823  $         (109)
GMAC Mortgage Servicer Advance Funding Ltd.,
Asset-Backed Notes, Series 2011-1A, Cl. A,
3.72%, 2/15/23                                      3/11/11     444,995     447,327           2,332
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through
Certificates, Series 2007-LDPX, Cl. A2S2,
5.187%, 1/1/49                                      7/14/10   2,281,125   2,333,271          52,146
NC Finance Trust, Collateralized Mtg.
Obligation Pass-Through Certificates, Series
1999-I, Cl. ECFD, 3.405%, 1/25/29                   8/10/10   3,281,116     303,301      (2,977,815)
Santander Drive Auto Receivables Trust 2011-
S1A, Automobile Receivables Nts., Series 2011-
S1A, Cl. D, 3.10%, 5/15/17                           2/4/11     476,748     477,065             317
                                                             --------------------------------------
                                                             $7,053,916  $4,130,787  $   (2,923,129)
                                                             ======================================

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after March 31, 2011. See Note 1 of the accompanying Notes.

6. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $551,662. See accompanying Notes.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,093,054 or 3.85% of the Fund's net assets as of March 31, 2011.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $361,032 or 0.20% of the Fund's net assets as of March 31, 2011.

9. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Rate shown is the 7-day yield as of March 31, 2011.

12. Interest rate is less than 0.0005%.

16 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                      SHARES          GROSS       GROSS         SHARES
                                 DECEMBER 31, 2010  ADDITIONS   REDUCTIONS  MARCH 31, 2011
------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                      25,899,825  19,642,428  18,586,816      26,955,437

                                        VALUE     INCOME
---------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                   $26,955,437  $13,570

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                    LEVEL 1-            LEVEL 2-        LEVEL 3-
                                  UNADJUSTED               OTHER     SIGNIFICANT
                                      QUOTED          SIGNIFICANT   UNOBSERVABLE
                                      PRICES    OBSERVABLE INPUTS         INPUTS         VALUE
------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities         $          -     $     18,251,183    $         -    $ 18,251,183
Mortgage-Backed
Obligations                                -          137,305,758              -     137,305,758
U.S. Government
Obligations                                -            3,066,620              -       3,066,620
Corporate Bonds and
Notes                                      -           67,360,456              -      67,360,456
Investment Companies              26,956,785                    -              -      26,956,785
                                ----------------------------------------------------------------
Total Investments, at
Value                             26,956,785          225,984,017              -     252,940,802
OTHER FINANCIAL INSTRUMENTS:
Futures margins                       10,524                    -              -          10,524
                                ----------------------------------------------------------------
Total Assets                    $ 26,967,309     $    225,984,017    $         -    $252,951,326
                                ----------------------------------------------------------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                 $     (9,692)    $              -    $         -    $     (9,692)
                                ----------------------------------------------------------------
Total Liabilities               $     (9,692)    $              -    $         -    $     (9,692)
                                ----------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

17 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

FUTURES CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:



                                     NUMBER                               UNREALIZED
                                         OF  EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION   BUY/SELL   CONTRACTS        DATE     VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Treasury Long
 Bonds, 30 yr.          Buy          103     6/21/11    $12,379,313  $       25,545
U.S. Treasury
Nts., 2 yr.             Sell         110     6/30/11     23,993,750         (10,479)
U.S. Treasury
Nts., 5 yr.             Sell          24     6/30/11      2,802,938           6,869
U.S. Treasury
Nts., 10 yr.            Sell          87     6/21/11     10,355,719         (15,394)
U.S. Treasury
Ultra Bonds             Buy            6     6/21/11        741,375           4,420
                                                                     ---------------
                                                                     $       10,961
                                                                     ===============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are

18 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED OR
                       DELAYED DELIVERY
                      BASIS TRANSACTIONS
Purchased securities      $79,926,848
Sold securities             7,240,886

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

19 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:

Cost                               $3,281,116
Market Value                       $  303,301
Market Value as a % of Net Assets        0.16%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative

20 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

     time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended March 31, 2011, the Fund had an ending monthly average market value of $12,063,461 and $36,819,770 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

21 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

RESTRICTED SECURITIES

As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $249,842,281
Federal tax cost of other investments     (24,042,680)
                                         ------------
Total federal tax cost                   $225,799,601
                                         ============

Gross unrealized appreciation            $  7,991,730
Gross unrealized depreciation              (4,882,248)
                                         ------------
Net unrealized appreciation              $  3,109,482
                                         ============

22 | Oppenheimer Core Bond Fund/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                           SHARES          VALUE
                                                         ----------   ----------------
COMMON STOCKS -- 99.4%
CONSUMER DISCRETIONARY -- 16.4%
AUTOMOBILES -- 1.6%
Bayerische Motoren Werke (BMW) AG                            72,186   $      6,021,468
Bayerische Motoren Werke (BMW) AG, Preference               710,267         40,016,814
                                                                      ----------------
                                                                            46,038,282
DIVERSIFIED CONSUMER SERVICES -- 0.0%
Zee Learn Ltd.(1)                                           492,103            255,505
HOTELS, RESTAURANTS & LEISURE -- 3.5%
Carnival Corp.                                            1,097,366         42,094,960
Lottomatica SpA                                             417,500          7,520,230
McDonald's Corp.                                            567,920         43,213,033
Shuffle Master, Inc.(1)                                     616,100          6,579,948
                                                                      ----------------
                                                                            99,408,171
HOUSEHOLD DURABLES -- 1.4%
Sony Corp.                                                1,288,800         40,875,431
MEDIA -- 3.8%
Grupo Televisa SA, Sponsored GDR(1)                       1,358,076         33,313,604
McGraw-Hill Cos., Inc. (The)                                395,940         15,600,036
Walt Disney Co. (The)                                     1,146,310         49,394,498
Wire & Wireless India Ltd.(1)                             2,281,600            483,487
Zee Entertainment Enterprises Ltd.                        3,936,820         10,911,334
                                                                      ----------------
                                                                           109,702,959
MULTILINE RETAIL -- 0.5%
Pinault-Printemps-Redoute SA                                 96,690         14,819,625
SPECIALTY RETAIL -- 3.0%
Industria de Diseno Textil SA                               481,087         38,603,138
Tiffany & Co.                                               791,310         48,618,086
                                                                      ----------------
                                                                            87,221,224
TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
LVMH Moet Hennessy Louis Vuitton SA                         282,520         44,723,058
Tod's SpA                                                   257,861         30,386,245
                                                                      ----------------
                                                                            75,109,303
CONSUMER STAPLES -- 7.8%
BEVERAGES -- 2.9%
Companhia de Bebidas das Americas, Sponsored ADR,
Preference                                                  930,575         26,344,578
Fomento Economico Mexicano SA de CV, UBD                  6,736,224         39,569,713
Grupo Modelo SA de CV, Series C                           2,895,561         17,405,816
                                                                      ----------------
                                                                            83,320,107
FOOD & STAPLES RETAILING -- 1.4%
Shinsegae Co. Ltd.                                           63,415         15,088,486
Wal-Mart Stores, Inc.                                       487,420         25,370,211
                                                                      ----------------
                                                                            40,458,697
FOOD PRODUCTS -- 2.2%
Nestle SA                                                   525,225         30,106,800
Unilever plc                                              1,126,403         34,332,740
                                                                      ----------------
                                                                            64,439,540

1          |         OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                           SHARES          VALUE
                                                         ----------   ----------------
HOUSEHOLD PRODUCTS -- 1.3%
Colgate-Palmolive Co.                                       478,210   $     38,620,240
ENERGY -- 3.9%
ENERGY EQUIPMENT & SERVICES -- 2.7%
Technip SA                                                  412,260         43,964,974
Transocean Ltd.(1)                                          443,212         34,548,375
                                                                      ----------------
                                                                            78,513,349
OIL, GAS & CONSUMABLE FUELS -- 1.2%
Total SA                                                    585,890         35,666,371
FINANCIALS -- 17.2%
CAPITAL MARKETS -- 4.9%
3i Group plc                                              2,576,148         12,352,583
Credit Suisse Group AG                                    1,473,595         62,617,760
Goldman Sachs Group, Inc. (The)                             193,500         30,663,945
UBS AG(1)                                                 2,085,366         37,416,257
                                                                      ----------------
                                                                           143,050,545
COMMERCIAL BANKS -- 3.7%
Banco Bilbao Vizcaya Argentaria SA                        2,721,385         33,017,456
HSBC Holdings plc                                         2,914,573         30,631,203
Societe Generale SA, Cl. A                                  320,542         20,828,280
Sumitomo Mitsui Financial Group, Inc.                       735,200         22,856,783
                                                                      ----------------
                                                                           107,333,722
CONSUMER FINANCE -- 0.7%
SLM Corp.(1)                                              1,273,580         19,485,774
DIVERSIFIED FINANCIAL SERVICES -- 1.8%
BM&F BOVESPA SA                                           2,604,100         18,900,919
Investor AB, B Shares                                     1,386,451         33,651,403
                                                                      ----------------
                                                                            52,552,322
INSURANCE -- 6.0%
Aflac, Inc.                                                 479,390         25,302,204
Allianz SE                                                  305,932         43,092,006
Dai-ichi Life Insurance Co.                                  21,083         31,809,528
Fidelity National Financial, Inc., Cl. A                    942,400         13,316,112
Prudential plc                                            2,589,007         29,343,132
XL Group plc                                              1,204,570         29,632,422
                                                                      ----------------
                                                                           172,495,404
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
DLF Ltd.(1)                                                 375,730          2,262,637
HEALTH CARE -- 8.7%
BIOTECHNOLOGY -- 2.0%
Amgen, Inc.(1)                                              127,170          6,797,237
Amylin Pharmaceuticals, Inc.(1)                           1,095,038         12,450,582
Basilea Pharmaceutica AG(1)                                  19,039          1,372,218
Dendreon Corp.(1)                                           207,690          7,773,837
Gilead Sciences, Inc.(1)                                    240,500         10,206,820
Regeneron Pharmaceuticals, Inc.(1)                           96,552          4,339,047

2          |         OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                           SHARES          VALUE
                                                         ----------   ----------------
BIOTECHNOLOGY CONTINUED
Theravance, Inc.(1)                                         569,100   $     13,783,602
                                                                      ----------------
                                                                            56,723,343
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
Zimmer Holdings, Inc.(1)                                    537,690         32,546,376
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Aetna, Inc.                                               1,013,500         37,935,305
WellPoint, Inc.                                             598,535         41,771,758
                                                                      ----------------
                                                                            79,707,063
PHARMACEUTICALS -- 2.9%
Allergan, Inc.                                              103,550          7,354,121
Bayer AG                                                    355,486         27,658,203
Mitsubishi Tanabe Pharma Corp.                              806,000         13,081,270
Pfizer, Inc.                                                391,820          7,957,864
Roche Holding AG                                            103,595         14,797,674
Teva Pharmaceutical Industries Ltd., Sponsored ADR          243,330         12,207,866
                                                                      ----------------
                                                                            83,056,998
INDUSTRIALS -- 13.5%
AEROSPACE & DEFENSE -- 2.4%
Embraer SA, ADR                                             886,753         29,883,576
European Aeronautic Defense & Space Co.(1)                1,386,180         40,350,525
                                                                      ----------------
                                                                            70,234,101
AIR FREIGHT & LOGISTICS -- 0.7%
TNT NV                                                      739,827         18,977,451
BUILDING PRODUCTS -- 1.6%
Assa Abloy AB, Cl. B                                      1,580,496         45,447,492
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Mulitplus SA(1)                                             117,200          2,060,951
Secom Co. Ltd.                                              349,900         16,162,207
                                                                      ----------------
                                                                            18,223,158
ELECTRICAL EQUIPMENT -- 1.9%
Emerson Electric Co.                                        443,340         25,904,356
Nidec Corp.                                                 173,900         15,052,657
Prysmian SpA                                                679,000         14,568,833
                                                                      ----------------
                                                                            55,525,846
INDUSTRIAL CONGLOMERATES -- 5.6%
3M Co.                                                      390,020         36,466,870
Koninklijke Philips Electronics NV(1)                     1,160,800         37,104,736
Siemens AG                                                  640,211         87,772,473
                                                                      ----------------
                                                                           161,344,079
MACHINERY -- 0.6%
Fanuc Ltd.                                                  114,600         17,226,831
ROAD & RAIL -- 0.1%
All America Latina Logistica(1)                             338,100          2,785,315
INFORMATION TECHNOLOGY -- 28.0%
COMMUNICATIONS EQUIPMENT -- 6.2%
Juniper Networks, Inc.(1)                                 1,327,230         55,849,838

3          |         OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                           SHARES          VALUE
                                                         ----------   ----------------
COMMUNICATIONS EQUIPMENT CONTINUED
Telefonaktiebolaget LM Ericsson, B Shares                 9,466,844   $    122,087,026
                                                                      ----------------
                                                                           177,936,864
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.5%
Corning, Inc.                                             1,383,320         28,537,892
Hoya Corp.                                                1,035,000         23,616,615
Keyence Corp.                                                95,274         24,152,736
Kyocera Corp.                                               166,700         16,894,458
Murata Manufacturing Co. Ltd.                               529,800         38,152,224
                                                                      ----------------
                                                                           131,353,925
INTERNET SOFTWARE & SERVICES -- 2.7%
eBay, Inc.(1)                                             2,500,090         77,602,794
IT SERVICES -- 2.4%
Automatic Data Processing, Inc.                             571,840         29,341,110
Infosys Technologies Ltd.                                   554,168         40,278,613
                                                                      ----------------
                                                                            69,619,723
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.2%
Altera Corp.                                              1,472,220         64,807,124
Maxim Integrated Products, Inc.                           1,415,335         36,232,576
MediaTek, Inc.                                            1,531,891         17,607,643
Taiwan Semiconductor Manufacturing Co. Ltd.              13,575,184         32,591,706
                                                                      ----------------
                                                                           151,239,049
SOFTWARE -- 7.0%
Adobe Systems, Inc.(1)                                    1,074,443         35,628,530
Intuit, Inc.(1)                                           1,038,730         55,156,563
Microsoft Corp.                                           1,598,970         40,549,879
Nintendo Co. Ltd.                                            60,600         16,370,305
SAP AG                                                      912,028         55,836,866
                                                                      ----------------
                                                                           203,542,143
MATERIALS -- 0.7%
CHEMICALS -- 0.7%
Linde AG                                                    120,238         18,982,616
TELECOMMUNICATION SERVICES -- 2.3%
WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
America Movil SAB de CV, ADR, Series L                      121,380          7,052,178
KDDI Corp.                                                    4,772         29,287,688
Vodafone Group plc                                       10,676,562         30,229,934
                                                                      ----------------
                                                                            66,569,800
UTILITIES -- 0.9%
ELECTRIC UTILITIES -- 0.9%
Fortum OYJ(1)                                               786,400         26,702,962
                                                                      ----------------
Total Common Stocks (Cost $2,076,007,004)                                2,876,977,137
INVESTMENT COMPANIES -- 0.5%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
Shares, 0.00%(2,3)                                          353,427            353,427

4          |         OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                           SHARES          VALUE
                                                         ----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20%(2,4)                                               13,838,978   $     13,838,978
                                                                      ----------------
Total Investment Companies (Cost $14,192,405)                               14,192,405

TOTAL INVESTMENTS, AT VALUE (COST $2,090,199,409)              99.9%     2,891,169,542
OTHER ASSETS NET OF LIABILITIES                                 0.1          3,938,797
                                                         ----------   ----------------
NET ASSETS                                                    100.0%  $  2,895,108,339
                                                         ==========   ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.)  Non-income producing security.

(2.)  Rate shown is the 7-day yield as of March 31, 2011.

(3.)  Interest rate is less than 0.0005%.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES           GROSS        GROSS         SHARES
                                                      DECEMBER 31, 2010    ADDITIONS    REDUCTIONS  MARCH 31, 2011
                                                      -----------------   -----------  -----------  --------------
Oppenheimer Institutional Money Market Fund, Cl. E           32,313,050    52,112,026   70,586,098      13,838,978

                                                         VALUE         INCOME
                                                     ------------     --------
Oppenheimer Institutional Money Market Fund, Cl. E    $13,838,978     $ 13,285

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                                       LEVEL 3 --
                                  LEVEL 1 --         LEVEL 2 --       SIGNIFICANT
                                 UNADJUSTED      OTHER SIGNIFICANT   UNOBSERVABLE
                                QUOTED PRICES    OBSERVABLE INPUTS       INPUTS           VALUE
                               ---------------   -----------------   -------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary       $   432,299,564   $      41,130,936   $          --   $   473,430,500
  Consumer Staples                 226,838,584                  --              --       226,838,584
  Energy                           114,179,720                  --              --       114,179,720
  Financials                       497,180,404                  --              --       497,180,404
  Health Care                      252,033,780                  --              --       252,033,780
  Industrials                      356,375,235          33,389,038              --       389,764,273
  Information Technology           787,141,762          24,152,736              --       811,294,498
  Materials                         18,982,616                  --              --        18,982,616
  Telecommunication Services        37,282,112          29,287,688              --        66,569,800
  Utilities                         26,702,962                  --              --        26,702,962
Investment Companies                14,192,405                  --              --        14,192,405
                               ---------------   -----------------   -------------   ---------------
Total Assets                   $ 2,763,209,144   $     127,960,398   $          --   $ 2,891,169,542
                               ---------------   -----------------   -------------   ---------------

5          |         OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                               TRANSFERS INTO    TRANSFERS OUT OF   TRANSFERS INTO   TRANSFERS OUT OF
                                  LEVEL 1*          LEVEL 1**         LEVEL 2**         LEVEL 2*
                               ---------------   ----------------   --------------   ----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
 Consumer Discretionary        $             -   $    (46,765,481)  $   46,765,481   $              -
 Industrials                                 -        (39,140,738)      39,140,738                  -
 Information Technology            134,162,526        (27,600,006)      27,600,006       (134,162,526)
 Telecommunication Services         27,798,495        (27,565,809)      27,565,809        (27,798,495)
 Utilities                          23,857,723                  -                -        (23,857,723)
                               ---------------   ----------------   --------------   ----------------
Total Assets                   $   185,818,744   $   (141,072,034)  $  141,072,034   $   (185,818,744)
                               ===============   ================   ==============   ================

*Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

**Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

See the accompanying Notes for further discussion of the methods used in determining value of the Funds investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE         PERCENT
                           ---------------   -------
United States              $ 1,075,993,908      37.2%
Japan                          305,538,733      10.6
Germany                        279,380,446       9.7
Sweden                         201,185,921       7.0
France                         200,352,833       6.9
Switzerland                    146,310,709       5.1
United Kingdom                 136,889,592       4.7
Mexico                          97,341,311       3.4
Brazil                          79,975,339       2.8
Spain                           71,620,594       2.5
The Netherlands                 56,082,187       1.9
India                           54,191,576       1.9
Italy                           52,475,308       1.8
Taiwan                          50,199,349       1.7
Ireland                         29,632,422       1.0
Finland                         26,702,962       0.9
Korea, Republic of South        15,088,486       0.5
Israel                          12,207,866       0.4
                           ---------------   -------
Total                      $ 2,891,169,542     100.0%
                           ===============   =======

6          |         OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield

7          |         OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

      COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

      CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

      FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

      INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8          |         OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

      COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

      CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended March 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $2,153,430 and $3,141,365, respectively.

9          |         OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

As of March 31, 2011, the Fund had no outstanding forward contracts.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 2,121,551,776
                                 ===============
Gross unrealized appreciation    $   817,644,713
Gross unrealized depreciation        (48,174,859)
                                 ---------------

Net unrealized appreciation      $   769,469,854
                                 ===============

10          |         OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                      AMOUNT       VALUE
                                                                                   -----------  -----------
CORPORATE BONDS AND NOTES -- 88.7%
CONSUMER DISCRETIONARY -- 19.0%
AUTO COMPONENTS -- 1.6%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20            $   650,000  $   698,750
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec.
Nts., 9/1/17(1)                                                                      1,330,000    1,489,600
                                                                                                -----------
                                                                                                  2,188,350
AUTOMOBILES -- 0.4%
Ford Motor Credit Co. LLC, 5.75% Sr. Unsec. Unsub. Nts., 2/1/21                        595,000      587,779
HOTELS, RESTAURANTS & LEISURE -- 6.6%
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16(2)                                 350,000      378,438
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18                            2,433,000    2,232,278
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec. Nts., 4/1/17(2)           660,000      676,500
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                        435,000      433,913
7.75% Sr. Unsec. Nts., 3/15/19(2)                                                      675,000      675,000
Landry's Restaurants, Inc., 11.625% Sr. Sec. Nts., 12/1/15                             455,000      492,538
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15(2),(3)                    1,505,000      158,025
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                               430,000      412,800
6.625% Sr. Unsec. Nts., 7/15/15                                                        975,000      928,688
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12                            1,070,000      960,325
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19                        605,000      670,794
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14(3)                         2,595,000          260
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                   750,000      703,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75% Sec. Nts., 8/15/20              605,000      644,325
                                                                                                -----------
                                                                                                  9,367,009
HOUSEHOLD DURABLES -- 1.1%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                        245,000      242,550
9.125% Sr. Nts., 5/15/19(2)                                                            690,000      701,213
Reynolds Group Issuer, Inc. Trust/Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA, 8.50% Sr. Nts., 5/15/18(2)                                              320,000      325,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA, 9% Sr. Nts., 4/15/19(2)                                                 325,000      338,000
                                                                                                -----------
                                                                                                  1,607,363
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18(2)                                    2,355,000    2,325,563
MEDIA -- 6.7%
Affinion Group Holdings, Inc., 11.625% Sr. Nts., 11/15/15(2)                           420,000      429,450
Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18(2)                                     760,000      718,200

                      1 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                                                    PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                   ----------   -----------
MEDIA CONTINUED
Belo (A.H.) Corp.:
7.25% Sr. Unsec. Unsub. Bonds, 9/15/27                                             $  115,000   $   102,638
7.75% Sr. Unsec. Unsub. Debs., 6/1/27                                                 719,000       657,885
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% Sr. Nts., 1/15/19(2)                                                               195,000       200,363
7% Sr. Unsec. Unsub. Nts., 1/15/19                                                    155,000       159,650
Cengage Learning Acquisitions, Inc.:
10.50% Sr. Nts., 1/15/15(2)                                                           825,000       845,625
13.25% Sr. Sub. Nts., 7/15/15(2)                                                      355,000       374,525
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts., 11/15/17(2)             620,000       649,450
Clear Channel Communications, Inc., 10.75% Sr. Unsec. Unsub. Nts., 8/1/16             745,000       713,338
Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17                         155,000       165,850
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15                                1,235,000     1,319,881
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18(1)                                    230,000       255,300
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG, 7.50% Sr.
Sec. Nts., 3/15/19(2)                                                                 395,000       406,850
Newport Television LLC/NTV Finance Corp., 13.509% Sr. Nts., 3/15/17(1),(4)            657,281       664,675
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875% Sec. Nts., 4/15/17      485,000       527,438
Sinclair Television Group, Inc., 8.375% Sr. Nts., 10/15/18(2)                         650,000       690,625
Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20(2)                      115,000       122,188
Visant Corp., 10% Sr. Unsec. Nts., 10/1/17                                            145,000       157,325
WMG Holdings Corp., 9.50% Sr. Unsec. Nts., 12/15/14                                   360,000       369,000
                                                                                                -----------
                                                                                                  9,530,256
SPECIALTY RETAIL -- 0.5%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21(5)                                      695,000       714,113
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Jones Group, Inc. (The)/Jones Apparel Group Holdings, Inc./Jones Apparel Group
USA, Inc./JAG Footwear, Accessories & Retail Corp., 6.875% Sr. Unsec. Unsub.
Nts., 3/15/19                                                                         600,000       590,250
CONSUMER STAPLES -- 3.4%
FOOD & STAPLES RETAILING -- 0.0%
Real Time Data Co., 11% Nts., 5/31/09(1),(3),(4)                                      476,601            --
FOOD PRODUCTS -- 3.4%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16(2)                         925,000     1,008,250
ASG Consolidated LLC, 15% Sr. Nts., 5/15/17(2),(4)                                  1,040,591     1,136,846
Blue Merger Sub, Inc., 7.625% Sr. Nts., 2/15/19(2)                                    675,000       687,656
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17(2)                           695,000       726,275
Pilgrim's Pride Corp., 7.875% Sr. Nts., 12/15/18(2)                                   595,000       580,125
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15(1)                        595,000       650,038
                                                                                                -----------
                                                                                                  4,789,190
ENERGY -- 9.4%
ENERGY EQUIPMENT & SERVICES -- 1.8%
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17                      640,000      691,200

                      2 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                 AMOUNT        VALUE
                                                                              -----------   -----------
ENERGY EQUIPMENT & SERVICES CONTINUED
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20(2)                 $   565,000   $   583,363
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17                             575,000       623,875
Vantage Drilling Co., 11.50% Sr. Sec. Nts., 8/1/15(2)                             605,000       674,575
                                                                                            -----------
                                                                                              2,573,013
OIL, GAS & CONSUMABLE FUELS -- 7.6%
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17                   645,000       706,275
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                      355,000       369,422
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15                              1,165,000     1,229,075
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16                                      585,000       661,050
BreitBurn Energy Partners LP, 8.625% Sr. Unsec. Nts., 10/15/20(2)                 665,000       699,913
Chaparral Energy, Inc.:
8.875% Sr. Unsec. Nts., 2/1/17                                                    260,000       274,300
9.875% Sr. Nts., 10/1/20(2)                                                       640,000       713,600
James River Coal Co., 7.875% Sr. Nts., 4/1/19(2)                                  160,000       166,400
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20(2)                             1,145,000     1,276,675
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21(2),(5)                           795,000       808,913
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(2)                          1,575,000     1,701,000
Quicksilver Resources, Inc., 11.75% Sr. Nts., 1/1/16                              615,000       719,550
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                            95,000       105,213
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20                                                    560,000       613,200
9.875% Sr. Unsec. Nts., 5/15/16(2)                                                305,000       340,075
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19(2)                                  345,000       345,431
                                                                                            -----------
                                                                                             10,730,092
FINANCIALS -- 7.5%
CAPITAL MARKETS -- 4.0%
Berry Plastics Holding Corp., 10.25% Sr. Unsec. Sub. Nts., 3/1/16                 300,000       293,250
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15                                 360,000       355,050
Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875% Sr. Nts., 4/1/15(2)   2,475,000     2,561,625
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15                                                    535,000       472,138
10.50% Sr. Unsec. Unsub. Nts., 11/15/15                                           640,000       660,800
Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts., 10/1/18(2)                         715,000       779,350
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17                          535,000       491,531
                                                                                            -----------
                                                                                              5,613,744
COMMERCIAL BANKS -- 0.5%
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17                                        645,000       647,419
CONSUMER FINANCE -- 0.4%
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15(2)          570,000       635,550
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31                                             375,000       410,625
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(6)                           695,000       646,350
                                                                                            -----------
                                                                                              1,056,975

                      3 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                                             PRINCIPAL
                                                                               AMOUNT       VALUE
                                                                            -----------   ----------
INSURANCE -- 0.7%
International Lease Finance Corp.:
8.875% Sr. Nts., 9/15/15(2)                                                 $   410,000   $  452,025
8.875% Sr. Unsec. Nts., 9/1/17                                                   70,000       79,275
9% Sr. Unsec. Unsub. Nts., 3/15/17(2)                                           350,000      394,625
                                                                                          ----------
                                                                                             925,925
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.2%
Realogy Corp., 11.50% Sr. Unsec. Nts., 4/15/17(2),(7)                         1,120,000    1,162,000
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13(1),(7)            530,000      540,600
                                                                                          ----------
                                                                                           1,702,600
HEALTH CARE -- 5.7%
BIOTECHNOLOGY -- 0.3%
Grifols SA/Giant Funding Corp., 8.25% Sr. Nts., 2/1/18(2)                       195,000      201,094
STHI Holding Corp., 8% Sec. Nts., 3/15/18(2)                                    200,000      208,000
                                                                                          ----------
                                                                                             409,094
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Accellent, Inc., 10% Sr. Sub. Nts., 11/1/17(2)                                  570,000      572,850
Alere, Inc., 8.625% Sr. Unsec. Sub. Nts., 10/1/18                               245,000      260,619
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17(4)                                            460,000      507,725
11.625% Sr. Unsec. Sub. Nts., 10/15/17                                          275,000      308,000
DJO Finance LLC/DJO Finance Corp., 9.75% Sr. Sub. Nts., 10/15/17(2)             520,000      548,600
Inverness Medical Innovations, Inc., 7.875% Sr. Unsec. Unsub. Nts., 2/1/16      385,000      403,769
                                                                                          ----------
                                                                                           2,601,563
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Capella Healthcare, Inc., 9.25% Sr. Unsec. Nts., 7/1/17(2)                       95,000      101,650
Catalent Pharma Solutions, Inc., 10.25% Sr. Unsec. Nts., 4/15/15(4)             495,151      510,624
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18            575,000      653,344
HCA, Inc., 6.375% Nts., 1/15/15                                                 380,000      389,500
inVentiv Health, Inc., 10% Sr. Unsec. Nts., 8/15/18(2)                          600,000      625,500
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18(2)                                     460,000      494,500
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17                            265,000      266,988
Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/17          235,000      240,875
US Oncology, Inc. (Escrow), 9.125% Sr. Sec. Nts., 8/15/17                       435,000        4,350
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr.
Nts., 2/1/18                                                                    375,000      385,781
                                                                                          ----------
                                                                                           3,673,112
HEALTH CARE TECHNOLOGY -- 0.1%
MedAssets, Inc., 8% Sr. Nts., 11/15/18(2)                                       225,000      231,188
PHARMACEUTICALS -- 0.9%
Mylan, Inc., 6% Sr. Nts., 11/15/18(2)                                           200,000      201,000

                      4 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                  AMOUNT       VALUE
                                                                                ----------   ----------
PHARMACEUTICALS CONTINUED
Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec. Nts., 12/1/18(2) $  190,000   $  187,150
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18(2)                                800,000      842,000
                                                                                             ----------
                                                                                              1,230,150
INDUSTRIALS -- 13.6%
AEROSPACE & DEFENSE -- 4.6%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20                                       220,000      228,800
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17(2)                  1,210,000    1,315,875
Hawker Beechcraft Acquisition Co. LLC:
8.50% Sr. Unsec. Nts., 4/1/15                                                    1,405,000    1,197,763
9.75% Sr. Unsec. Sub. Nts., 4/1/17                                                 240,000      177,000
Huntington Ingalls Industries, Inc.:
6.875% Sr. Unsec. Nts., 3/15/18(2)                                                 200,000      209,750
7.125% Sr. Unsec. Nts., 3/15/21(2)                                                 160,000      167,600
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17               235,000      260,263
Lanza Acquisition Co., 10% Sr. Sec. Nts., 6/1/17(2)                                257,000      284,628
TransDigm, Inc., 7.75% Sr. Sub. Nts., 12/15/18(2)                                1,585,000    1,709,819
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18                               895,000      991,213
                                                                                             ----------
                                                                                              6,542,711
AIR FREIGHT & LOGISTICS -- 0.4%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18(2)                             510,000      550,163
AIRLINES -- 0.7%
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15(2)                            915,000    1,029,375
BUILDING PRODUCTS -- 1.0%
Associated Materials LLC, 9.125% Sr. Sec. Nts., 11/1/17(2)                         265,000      284,213
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts., 7/15/14                    930,000    1,032,300
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625% Sr. Sec. Nts.,
12/1/17(2)                                                                          75,000       79,313
                                                                                             ----------
                                                                                              1,395,826
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
West Corp.:
7.875% Sr. Nts., 1/15/19(2)                                                        305,000      311,481
8.625% Sr. Unsec. Nts., 10/1/18(2)                                                 635,000      671,513
                                                                                             ----------
                                                                                                982,994
INDUSTRIAL CONGLOMERATES -- 0.4%
Sequa Corp., 11.75% Sr. Unsec. Nts., 12/1/15(2)                                    600,000      651,000
MACHINERY -- 2.2%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16(2)                              590,000      622,450
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20                          685,000      738,088
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                                   1,335,000    1,413,431
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17(2)                           335,000      355,519
                                                                                             ----------
                                                                                              3,129,488
MARINE -- 0.7%
Marquette Transportation Co., 10.875% Sr. Sec. Nts., 1/15/17(2)                    725,000      759,438

                      5 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT       VALUE
                                                                                  ----------   ----------
MARINE CONTINUED
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17                  $  175,000   $  182,000
                                                                                               ----------
                                                                                                  941,438
PROFESSIONAL SERVICES -- 0.8%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(2)                             855,000      910,575
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr. Unsec. Nts., 6/15/18(2)       150,000      172,125
                                                                                               ----------
                                                                                                1,082,700
ROAD & RAIL -- 1.7%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18(2)                                    1,285,000    1,336,400
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(2)                            1,100,000    1,067,000
                                                                                               ----------
                                                                                                2,403,400
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25% Sr. Unsec. Nts., 2/1/21(2)    200,000      209,000
United Rentals North America, Inc., 9.25% Sr. Unsec. Unsub. Nts., 12/15/19           275,000      307,313
                                                                                               ----------
                                                                                                  516,313
INFORMATION TECHNOLOGY -- 6.4%
COMPUTERS & PERIPHERALS -- 0.5%
Seagate HDD Cayman, 6.875% Sr. Unsec. Nts., 5/1/20(2)                                650,000      651,625
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
CDW LLC/CDW Finance Corp., 11% Sr. Unsec. Nts., 10/12/15                             955,000    1,040,950
INTERNET SOFTWARE & SERVICES -- 1.7%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                                   1,245,000    1,378,838
Telcordia Technologies, Inc., 11% Sr. Sec. Nts., 5/1/18(2)                           945,000    1,056,038
                                                                                               ----------
                                                                                                2,434,876
IT SERVICES -- 1.9%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                                     535,000      559,075
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20(2)                                                     570,000      628,425
9.875% Sr. Unsec. Nts., 9/24/15                                                    1,260,000    1,297,800
SunGard Data Systems, Inc., 7.625% Sr. Unsec. Nts., 11/15/20(2)                      190,000      196,175
                                                                                               ----------
                                                                                                2,681,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20                          315,000      325,238
Amkor Technology, Inc., 7.375% Sr. Unsec. Nts., 5/1/18                               345,000      358,800
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18(2)                                                      395,000      434,500
10.75% Sr. Unsec. Nts., 8/1/20(2)                                                  1,065,000    1,200,788
                                                                                               ----------
                                                                                                2,319,326
MATERIALS -- 12.9%
CHEMICALS -- 4.6%
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                                         635,000      676,275
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18                                                         950,000    1,009,375

                      6 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                                              PRINCIPAL
                                                                                AMOUNT        VALUE
                                                                             -----------   ----------
CHEMICALS CONTINUED
9% Sr. Sec. Nts., 11/15/20(2)                                                $   350,000   $  363,781
Huntsman International LLC:
8.625% Sr. Sub. Nts., 3/15/21(2)                                                  70,000       76,650
8.625% Sr. Unsec. Sub. Nts., 3/15/20                                             860,000      941,700
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17(2)                              795,000      878,475
Momentive Performance Materials, Inc.:
9% Sec. Nts., 1/15/21(2)                                                         695,000      720,194
11.50% Sr. Unsec. Sub. Nts., 12/1/16                                             605,000      651,888
Nalco Co., 6.625% Sr. Nts., 1/15/19(2)                                           120,000      124,050
Rhodia SA, 6.875% Sr. Nts., 9/15/20(2)                                           990,000    1,013,513
                                                                                           ----------
                                                                                            6,455,901
CONSTRUCTION MATERIALS -- 0.4%
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18(2)                        540,000      557,550
CONTAINERS & PACKAGING -- 1.5%
Berry Plastics Corp., 9.75% Sr. Sec. Nts., 1/15/21(2)                            940,000      935,300
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19(2)                              515,000      533,669
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                       755,000      679,500
                                                                                           ----------
                                                                                            2,148,469
METALS & MINING -- 0.9%
Aleris International, Inc., 7.625% Sr. Nts., 2/15/18(2)                        1,200,000    1,209,000
PAPER & FOREST PRODUCTS -- 5.5%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18(2)                              535,000      593,850
Abitibi-Consolidated Co. of Canada (Escrow), 10.60% Sr. Unsec. Unsub. Nts.,
1/15/11(3)                                                                       315,000       22,050
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15(2),(4)            994,375    1,010,534
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15(2)                        1,325,000    1,401,188
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(2)                           1,002,000    1,012,020
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17(2)                    570,000      627,000
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14                                 1,165,000    1,172,281
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15(2)                      220,000      199,100
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16       1,085,000    1,155,525
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec. Nts., 2/1/19(2)       625,000      653,125
                                                                                           ----------
                                                                                            7,846,673
TELECOMMUNICATION SERVICES -- 6.0%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.7%
Broadview Networks Holdings, Inc., 11.375% Sr. Sec. Nts., 9/1/12                 340,000      334,900
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17                                                         305,000      308,813
8.75% Sr. Unsec. Sub. Nts., 3/15/18                                              325,000      308,344
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17                                                   635,000      696,913
12.50% Sr. Unsec. Nts., 2/4/17(4)                                                328,710      362,403

                      7 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                                         PRINCIPAL
                                                                           AMOUNT        VALUE
                                                                        ------------  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20(2)        $    175,000  $    175,875
Level 3 Financing, Inc.:
9.25% Sr. Unsec. Unsub. Nts., 11/1/14                                        870,000       893,925
9.375% Sr. Unsec. Unsub. Nts., 4/1/19(2)                                     900,000       875,250
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts., 7/15/15                  965,000     1,015,663
Windstream Corp., 8.125% Sr. Unsec. Unsub. Nts., 9/1/18                      305,000       327,113
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(3)                  1,000,000             1
                                                                                      ------------
                                                                                         5,299,200
WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20              1,310,000     1,323,100
MetroPCS Wireless, Inc.:
6.625% Sr. Unsec. Nts., 11/15/20                                             680,000       680,850
7.875% Sr. Unsec. Nts., 9/1/18                                             1,165,000     1,252,375
                                                                                      ------------
                                                                                         3,256,325
UTILITIES -- 4.8%
ELECTRIC UTILITIES -- 2.0%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                           945,000       763,088
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20       682,000       725,489
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15                                  1,895,000     1,118,050
10.25% Sr. Unsec. Nts., Series B, 11/1/15                                    290,000       170,375
                                                                                      ------------
                                                                                         2,777,002
ENERGY TRADERS -- 2.7%
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20                     730,000       776,550
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17(2)                   1,295,000     1,400,219
GenOn Escrow Corp.:
9.50% Sr. Unsec. Nts., 10/15/18(2)                                           355,000       370,975
9.875% Sr. Nts., 10/15/20(2)                                                 355,000       372,750
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15                     875,000       912,188
                                                                                      ------------
                                                                                         3,832,682
GAS UTILITIES -- 0.1%
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Nts., 5/1/21(2)            170,000       165,750
                                                                                      ------------
Total Corporate Bonds and Notes (Cost $121,144,924)                                    125,632,510

                                                                             SHARES
                                                                            --------
PREFERRED STOCKS -- 2.1%
Ally Financial, Inc., 7%, Non-Vtg.(2)                                          1,662     1,546,595
GMAC Capital Trust I, 8.125% Cum.                                             10,000       255,000
Greektown Superholdings, Inc., Series A-1(8)                                  11,550     1,226,957
                                                                                        ----------
Total Preferred Stocks (Cost $2,793,750)                                                 3,028,552

COMMON STOCKS -- 2.7%
AbitibiBowater, Inc.(8)                                                       27,638       742,633
American Media Operations, Inc.(8)                                            58,065       754,845
Gaylord Entertainment Co., Cl. A(8)                                            9,507       329,703

                      8 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                                                      SHARES          VALUE
                                                                                     --------       ----------
Global Aviation Holdings, Inc.(8)                                                         300       $    3,000
Greektown Superholdings, Inc.(8)                                                          874           86,369
Kaiser Aluminum Corp.                                                                     458           22,557
LyondellBasell Industries NV, Cl. A(8)                                                 18,740          741,167
Orbcomm, Inc.(8)                                                                        1,127            3,719
Visteon Corp.(8)                                                                       18,823        1,070,387
                                                                                                    ----------
Total Common Stocks (Cost $5,317,773)                                                                3,754,380

                                                                                       UNITS
                                                                                       -----
RIGHTS, WARRANTS AND CERTIFICATES -- 0.1%
ASG Warrant Corp. Wts., Strike Price $0.01, Exp. 5/15/18(1),(8)                         1,030          128,750
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp. 3/19/17(8)                       11,017              396
                                                                                                       -------
Total Rights, Warrants and Certificates (Cost $49,050)                                                 129,146

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                   ----------
LOAN PARTICIPATIONS -- 1.9%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%,
2/15/18(5),(7)                                                                     $  155,000          158,100
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan:
Tranche B, 4.125%, 10/19/15(4),(5),(7)                                                860,018          645,013
Tranche B, 4.125%, 10/19/15(4),(7)                                                  1,538,708        1,154,031
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.50%, 7/20/15                                                                       696,875          749,141
                                                                                                     ---------
Total Loan Participations (Cost $2,212,899)                                                          2,706,285

                                                                                     SHARES
                                                                                   ----------
INVESTMENT COMPANIES -- 2.4%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares,
0.00%(9),(10)                                                                         187,935          187,935
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%(9),(11)                   3,221,908        3,221,908
                                                                                                 -------------
Total Investment Companies (Cost $3,409,843)                                                         3,409,843

TOTAL INVESTMENTS, AT VALUE (COST $134,928,239)                                          97.9%     138,660,716
OTHER ASSETS NET OF LIABILITIES                                                           2.1        3,000,602

                                                                                   ---------------------------
NET ASSETS                                                                              100.0%   $ 141,661,318
                                                                                   ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $3,728,963, which represents 2.63% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                            9 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                                                                                             UNREALIZED
                                                                    ACQUISITION                            APPRECIATION
SECURITY                                                                  DATES        COST       VALUE   (DEPRECIATION)
--------------------------------------------------------------  ---------------  ----------  ----------   -------------
ASG Warrant Corp. Wts., Strike Price $0.01, Exp.
5/15/18                                                         4/28/10-8/19/10  $   49,050  $  128,750      $   79,700
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18                         7/20/10     230,000     255,300          25,300
Newport Television LLC/NTV Finance Corp., 13.509% Sr.
Nts., 3/15/17                                                   11/1/10-3/15/11     609,652     664,675          55,023
Real Time Data Co., 11% Nts., 5/31/09                           6/30/99-5/31/01     365,810           -        (365,810)
Southern States Cooperative, Inc., 11.25% Sr. Nts.,
5/15/15                                                         4/28/10-9/23/10     599,398     650,038          50,640
Tower Automotive Holdings USA LLC/TA Holdings Finance,
Inc., 10.625% Sr. Sec. Nts., 9/1/17                            8/13/10-12/31/10   1,306,947   1,489,600         182,653
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts.,
6/15/13                                                         9/30/10-10/6/10     537,934     540,600           2,666

                                                                                 --------------------------------------
                                                                                 $3,698,791  $3,728,963      $   30,172
                                                                                 ======================================


2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $65,344,620 or 46.13% of the Fund's net assets as of March 31, 2011.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4.    Interest or dividend is paid-in-kind, when applicable.

5. When-issued security or delayed delivery to be delivered and settled after March 31, 2011. See accompanying Notes.

6. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

7. Represents the current interest rate for a variable or increasing rate security.

8.    Non-income producing security.

9.    Rate shown is the 7-day yield as of March 31, 2011.

10.   Interest rate is less than 0.0005%.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES        GROSS        GROSS          SHARES
                                                     DECEMBER 31, 2010    ADDITIONS   REDUCTIONS  MARCH 31, 2011
                                                     -----------------   ----------   ----------  --------------
Oppenheimer Institutional Money Market Fund, Cl. E           4,033,152   16,055,892   16,867,136       3,221,908

                                                                VALUE        INCOME
                                                    -----------------   -----------
Oppenheimer Institutional Money Market Fund, Cl. E  $       3,221,908   $     2,814

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                     10 |  OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

                                          LEVEL 1 --           LEVEL 2 --            LEVEL 3 --
                                    UNADJUSTED QUOTED   OTHER SIGNIFICANT           SIGNIFICANT
                                               PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS           VALUE
                                    -----------------   -----------------   -------------------   -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Bonds and Notes            $          --         $125,632,509         $          1       $125,632,510
Preferred Stocks                                --            1,801,595            1,226,957          3,028,552
Common Stocks
   Consumer Discretionary                  329,703            1,825,232               86,369          2,241,304
   Industrials                                  --                   --                3,000              3,000
   Information Technology                    3,719                   --                   --              3,719
   Materials                             1,506,357                   --                   --          1,506,357
Rights, Warrants and Certificates               --              128,750                  396            129,146
Loan Participations                             --            2,706,285                   --          2,706,285
Investment Companies                     3,409,843                   --                   --          3,409,843
                                    ---------------------------------------------------------------------------
Total Assets                         $   5,249,622         $132,094,371         $  1,316,723       $138,660,716
                                    ---------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

                             11 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities              $433,900

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:

Cost                                $3,964,299
Market Value                        $  180,336
Market Value as a % of Net Assets         0.13%

                      12 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   MARCH 31, 2011 (UNAUDITED)

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RESTRICTED SECURITIES

As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 135,356,668
                                 =============

Gross unrealized appreciation    $   9,262,522
Gross unrealized depreciation       (5,958,474)
                                 -------------
Net unrealized appreciation      $   3,304,048
                                 =============

                      14 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                       SHARES        VALUE
                                                    ------------  ------------
COMMON STOCKS--97.8%
CONSUMER DISCRETIONARY--10.8%
AUTOMOBILES--3.1%
Ford Motor Co.(1)                                      3,392,610  $ 50,583,815
HOTELS, RESTAURANTS & LEISURE--2.2%
Hyatt Hotels Corp., Cl. A(1)                             551,688    23,744,652
McDonald's Corp.                                         172,366    13,115,329
                                                                  ------------
                                                                    36,859,981
MEDIA--3.0%
McGraw-Hill Cos., Inc. (The)                             990,591    39,029,285
Washington Post Co. (The), Cl. B                          23,328    10,207,400
                                                                  ------------
                                                                    49,236,685
SPECIALTY RETAIL--2.5%
AutoZone, Inc.(1)                                         87,300    23,881,788
TJX Cos., Inc. (The)                                     340,190    16,917,649
                                                                  ------------
                                                                    40,799,437
CONSUMER STAPLES--10.7%
BEVERAGES--2.0%
Dr. Pepper Snapple Group, Inc.                           883,940    32,847,210
FOOD PRODUCTS--4.7%
General Mills, Inc.                                      906,910    33,147,561
Mead Johnson Nutrition Co., Cl. A                        441,982    25,604,017
Sara Lee Corp.                                         1,042,720    18,424,862
                                                                  ------------
                                                                    77,176,440
TOBACCO--4.0%
Philip Morris International, Inc.                        981,199    64,396,090
ENERGY--12.3%
OIL, GAS & CONSUMABLE FUELS--12.3%
Chevron Corp.                                            711,289    76,413,777
Enterprise Products Partners LP                          447,470    19,268,058
Kinder Morgan, Inc.(1)                                   248,060     7,352,498
Noble Energy, Inc.                                       227,530    21,990,775
Occidental Petroleum Corp.                               662,440    69,218,356
Plains All American Pipeline LP                           98,141     6,254,526
                                                                  ------------
                                                                   200,497,990
FINANCIALS--18.6%
CAPITAL MARKETS--3.4%
Goldman Sachs Group, Inc. (The)                          139,400    22,090,718
State Street Corp.                                       739,432    33,230,074
                                                                  ------------
                                                                    55,320,792
COMMERCIAL BANKS--6.7%
CIT Group, Inc.(1)                                     1,336,890    56,884,670
Wells Fargo & Co.                                      1,666,500    52,828,050
                                                                  ------------
                                                                   109,712,720
DIVERSIFIED FINANCIAL SERVICES--4.6%
Bank of America Corp.                                  2,725,780    36,334,647

                      1 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                       SHARES        VALUE
                                                    ------------  ------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Citigroup, Inc.(1)                                     8,678,680  $ 38,359,766
                                                                  ------------
                                                                    74,694,413
INSURANCE--3.9%
Aflac, Inc.                                              577,120    30,460,394
Progressive Corp.                                      1,587,850    33,551,271
                                                                  ------------
                                                                    64,011,665
HEALTH CARE--11.1%
BIOTECHNOLOGY--2.2%
Celgene Corp.(1)                                         470,132    27,046,694
Human Genome Sciences, Inc.(1)                           298,700     8,199,315
                                                                  ------------
                                                                    35,246,009
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Intuitive Surgical, Inc.(1)                                7,070     2,357,562
HEALTH CARE PROVIDERS & SERVICES--3.3%
Express Scripts, Inc.(1)                                 335,640    18,664,940
WellPoint, Inc.                                          509,880    35,584,525
                                                                  ------------
                                                                    54,249,465
LIFE SCIENCES TOOLS & SERVICES--0.3%
Waters Corp.(1)                                           53,800     4,675,220
PHARMACEUTICALS--5.2%
Abbott Laboratories                                      797,140    39,099,717
Merck & Co., Inc.                                        624,078    20,600,815
Teva Pharmaceutical Industries Ltd., Sponsored ADR       491,490    24,658,053
                                                                  ------------
                                                                    84,358,585
INDUSTRIALS--8.7%
AEROSPACE & DEFENSE--2.0%
Boeing Co. (The)                                         225,280    16,654,950
Precision Castparts Corp.                                112,030    16,488,575
                                                                  ------------
                                                                    33,143,525
AIR FREIGHT & LOGISTICS--3.0%
United Parcel Service, Inc., Cl. B                       658,600    48,947,152
CONSTRUCTION & ENGINEERING--0.6%
KBR, Inc.                                                245,214     9,261,733
INDUSTRIAL CONGLOMERATES--2.7%
Tyco International Ltd.                                  988,160    44,239,923
ROAD & RAIL--0.4%
Norfolk Southern Corp.                                    95,710     6,629,829
INFORMATION TECHNOLOGY--18.2%
COMMUNICATIONS EQUIPMENT--2.7%
QUALCOMM, Inc.                                           797,631    43,734,108
COMPUTERS & PERIPHERALS--5.1%
Apple, Inc.(1)                                           220,422    76,806,046
Western Digital Corp.(1)                                 201,410     7,510,579
                                                                  ------------
                                                                    84,316,625
INTERNET SOFTWARE & SERVICES--5.8%
eBay, Inc.(1)                                          1,707,515    53,001,266

                       2 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                        SHARES          VALUE
                                                     ------------  --------------
INTERNET SOFTWARE & SERVICES CONTINUED
Google, Inc., Cl. A(1)                                     72,160  $   42,300,914
                                                                   --------------
                                                                       95,302,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Marvell Technology Group Ltd.(1)                        1,440,890      22,405,840
SOFTWARE--3.2%
Check Point Software Technologies Ltd.(1)                 281,160      14,353,218
Microsoft Corp.                                         1,473,907      37,378,282
                                                                   --------------
                                                                       51,731,500
MATERIALS--1.7%
CHEMICALS--1.7%
Praxair, Inc.                                             278,280      28,273,248
TELECOMMUNICATION SERVICES--2.4%
WIRELESS TELECOMMUNICATION SERVICES--2.4%
America Movil SAB de CV, ADR, Series L                    667,306      38,770,479
UTILITIES--3.3%
ENERGY TRADERS--3.3%
AES Corp. (The)(1)                                      4,108,110      53,405,430
                                                                   --------------
Total Common Stocks (Cost $1,220,551,675)                           1,597,185,651

INVESTMENT COMPANIES--2.2%
JPMorgan U.S. Treasury Plus Money Market Fund,
Agency Shares, 0.00%(2),(3)                                48,925          48,925
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20%(2),(4)                                           36,267,777      36,267,777
                                                                   --------------
Total Investment Companies (Cost $36,316,702)                          36,316,702

Total Investments, at Value (Cost $1,256,868,377)           100.0%  1,633,502,353
LIABILITIES IN EXCESS OF OTHER ASSETS                         0.0        (237,183)
                                                     ----------------------------
NET ASSETS                                                  100.0% $1,633,265,170
                                                     ============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1.   Non-income producing security.

2.   Rate shown is the 7-day yield as of March 31, 2011.

3.   Interest rate is less than 0.0005%.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES          GROSS              GROSS               SHARES
                                                    DECEMBER 31, 2010      ADDITIONS         REDUCTIONS       MARCH 31, 2011
                                                    -----------------  -----------------  -----------------  -----------------
Oppenheimer Institutional Money Market Fund, Cl. E      21,709,488        100,092,839         85,534,550         36,267,777

                                                                VALUE             INCOME
                                                    -----------------  -----------------
Oppenheimer Institutional Money Market Fund, Cl. E     $36,267,777          $11,539

                       3 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                                            LEVEL 3--
                                      LEVEL 1--          LEVEL 2--        SIGNIFICANT
                                     UNADJUSTED  OTHER SIGNIFICANT       UNOBSERVABLE
                                  QUOTED PRICES  OBSERVABLE INPUTS             INPUTS              VALUE
                              -----------------  -----------------  -----------------  -----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary      $     177,479,918  $              --  $              --  $     177,479,918
  Consumer Staples                  174,419,740                 --                 --        174,419,740
  Energy                            200,497,990                 --                 --        200,497,990
  Financials                        303,739,590                 --                 --        303,739,590
  Health Care                       180,886,841                 --                 --        180,886,841
  Industrials                       142,222,162                 --                 --        142,222,162
  Information Technology            297,490,253                 --                 --        297,490,253
  Materials                          28,273,248                 --                 --         28,273,248
  Telecommunication Services         38,770,479                 --                 --         38,770,479
  Utilities                          53,405,430                 --                 --         53,405,430
Investment Companies                 36,316,702                 --                 --         36,316,702
                              -----------------  -----------------  -----------------  -----------------
Total Assets                  $   1,633,502,353  $              --  $              --  $   1,633,502,353
                              -----------------  -----------------  -----------------  -----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

                       4 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $  1,261,711,416
                                               ================

                       5 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

Gross unrealized appreciation                  $    378,600,669
Gross unrealized depreciation                        (6,809,732)
                                               ----------------
Net unrealized appreciation                    $    371,790,937
                                               ================

                       6 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS-97.4%
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-14.6%
--------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS-1.4%
American Axle & Manufacturing Holdings, Inc.(1)                                                 63,070              $   794,051
--------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                    5,280                  391,934
--------------------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                        77,620                1,998,715
--------------------------------------------------------------------------------------------------------------------------------
Dana Holding Corp.(1)                                                                          309,910                5,389,335
--------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp.(1)                                                                          16,220                  403,878
--------------------------------------------------------------------------------------------------------------------------------
Lear Corp.(1)                                                                                    2,890                  141,234
--------------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp.(1)                                                                 4,420                  243,454
--------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.(1)                                                                                78,470                4,903,590
                                                                                                                    ------------
                                                                                                                     14,266,191
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS-0.4%
Core-Mark Holding Co., Inc.(1)                                                                   1,900                   62,795
--------------------------------------------------------------------------------------------------------------------------------
Pool Corp.                                                                                     169,240                4,080,376
                                                                                                                    ------------
                                                                                                                      4,143,171
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-1.3%
Apollo Group, Inc., Cl. A(1)                                                                    58,240                2,429,190
--------------------------------------------------------------------------------------------------------------------------------
Bridgepoint Education, Inc.(1)                                                                  28,890                  494,019
--------------------------------------------------------------------------------------------------------------------------------
Capella Education Co.(1)                                                                        91,640                4,562,756
--------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.(1)                                                                       89,610                2,035,939
--------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                                                                       13,020                  293,080
--------------------------------------------------------------------------------------------------------------------------------
DeVry, Inc.                                                                                      3,550                  195,499
--------------------------------------------------------------------------------------------------------------------------------
Hillenbrand, Inc.                                                                               14,650                  314,975
--------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.(1)                                                               23,800                1,717,170
--------------------------------------------------------------------------------------------------------------------------------
Lincoln Educational Services Corp.                                                              52,710                  837,562
--------------------------------------------------------------------------------------------------------------------------------
Sotheby's                                                                                          330                   17,358
                                                                                                                    ------------
                                                                                                                     12,897,548
--------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-1.7%
AFC Enterprises, Inc.(1)                                                                        18,602                  281,448
--------------------------------------------------------------------------------------------------------------------------------
Bally Technologies, Inc.(1)                                                                    111,440                4,218,004
--------------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                                           10,720                  349,472
--------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                     81,400                2,059,420
--------------------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.                                                                         25,979                  980,188
--------------------------------------------------------------------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.                                                         118,150                5,805,891
--------------------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.(1)                                                                         28,640                  527,835
--------------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc.(1)                                                              49,888                1,579,953
--------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.(1)                                                                           19,250                  252,368
--------------------------------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc.                                                                      35,459                  566,635
                                                                                                                    ------------
                                                                                                                     16,621,214
--------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.3%
American Greetings Corp., Cl. A                                                                 63,050                1,487,980
--------------------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc.                                                                            12,110                  228,274
--------------------------------------------------------------------------------------------------------------------------------
Helen of Troy Ltd.(1)                                                                           22,240                  653,856
--------------------------------------------------------------------------------------------------------------------------------
Kid Brands, Inc.(1)                                                                             43,270                  318,035
                                                                                                                    ------------
                                                                                                                      2,688,145

1 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.4%
JAKKS Pacific, Inc.(1)                                                                          59,170              $ 1,144,940
--------------------------------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                                        10,400                  905,008
--------------------------------------------------------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc.                                                                        83,630                1,920,981
                                                                                                                     -----------
                                                                                                                      3,970,929
--------------------------------------------------------------------------------------------------------------------------------
MEDIA-1.9%
Dish Network Corp., Cl. A(1)                                                                    20,180                  491,585
--------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                              123,920                1,887,302
--------------------------------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                                                  765                    9,104
--------------------------------------------------------------------------------------------------------------------------------
Imax Corp.(1)                                                                                  302,340                9,668,833
--------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The)                                                           78,480                  986,494
--------------------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc.(1)                                                                 56,260                  337,560
--------------------------------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.(1)                                                                       147,860                  399,222
--------------------------------------------------------------------------------------------------------------------------------
McClatchy Co., Cl. A(1)                                                                         56,050                  190,570
--------------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                  16,610                  563,411
--------------------------------------------------------------------------------------------------------------------------------
National CineMedia, Inc.                                                                         1,010                   18,857
--------------------------------------------------------------------------------------------------------------------------------
Scholastic Corp.                                                                                41,210                1,114,318
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                                                          156,363                1,960,792
--------------------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                                                                47,720                1,390,561
                                                                                                                    ------------
                                                                                                                     19,018,609
--------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL-0.4%
Big Lots, Inc.(1)                                                                               41,387                1,797,437
--------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                          62,860                2,521,943
                                                                                                                    ------------
                                                                                                                      4,319,380
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-4.3%
Aeropostale, Inc.(1)                                                                            66,335                1,613,267
--------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                                 31,700                  503,713
--------------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                                                                        8,740                  254,421
--------------------------------------------------------------------------------------------------------------------------------
Ascena Retail Group, Inc.(1)                                                                    20,920                  678,017
--------------------------------------------------------------------------------------------------------------------------------
Books-A-Million, Inc.                                                                           25,020                  103,333
--------------------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                                               77,844                1,907,178
--------------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc.(1)                                                        245,610               12,238,746
--------------------------------------------------------------------------------------------------------------------------------
Collective Brands, Inc.(1)                                                                      18,600                  401,388
--------------------------------------------------------------------------------------------------------------------------------
DSW, Inc., Cl. A(1)                                                                             37,380                1,493,705
--------------------------------------------------------------------------------------------------------------------------------
Express, Inc.                                                                                   63,390                1,238,641
--------------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                                  97,620                1,937,757
--------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                                               51,600                1,017,552
--------------------------------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. A(1)                                                                        46,460                1,046,279
--------------------------------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc.(1)                                                                29,445                1,498,162
--------------------------------------------------------------------------------------------------------------------------------
Kirkland's, Inc.(1)                                                                             99,933                1,542,966
--------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                     18,420                  498,445
--------------------------------------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.(1)                                                                         24,000                  243,600
--------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc.                                                                             63,130                2,203,868
--------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.(1)                                                                  17,640                  247,136
--------------------------------------------------------------------------------------------------------------------------------
Select Comfort Corp.(1)                                                                         77,130                  930,188
--------------------------------------------------------------------------------------------------------------------------------
Signet Jewelers Ltd.(1)                                                                         39,050                1,797,081
--------------------------------------------------------------------------------------------------------------------------------

2 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                                              23,129              $   444,539
--------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co.                                                                             124,110                7,429,225
--------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                                           24,300                  984,150
                                                                                                                    ------------
                                                                                                                     42,253,357
--------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-2.5%
Carter's, Inc.(1)                                                                                  470                   13,456
--------------------------------------------------------------------------------------------------------------------------------
Fossil, Inc.(1)                                                                                109,997               10,301,219
--------------------------------------------------------------------------------------------------------------------------------
Perry Ellis International, Inc.(1)                                                              36,169                  995,371
--------------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                      117,890                7,666,387
--------------------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A(1)                                                                        83,225                3,436,360
--------------------------------------------------------------------------------------------------------------------------------
True Religion Apparel, Inc.(1)                                                                  21,500                  504,605
--------------------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The)(1)                                                                    33,170                1,896,992
                                                                                                                    ------------
                                                                                                                     24,814,390
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES-2.6%
--------------------------------------------------------------------------------------------------------------------------------
BEVERAGES-0.2%
Constellation Brands, Inc., Cl. A(1)                                                            46,870                  950,524
--------------------------------------------------------------------------------------------------------------------------------
Cott Corp.(1)                                                                                  182,310                1,531,404
                                                                                                                    ------------
                                                                                                                      2,481,928
--------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.1%
Nash Finch Co.                                                                                  12,660                  480,320
--------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                    8,350                  196,559
--------------------------------------------------------------------------------------------------------------------------------
Spartan Stores, Inc.                                                                               540                    7,987
--------------------------------------------------------------------------------------------------------------------------------
Weis Markets, Inc.                                                                               3,030                  122,594
                                                                                                                    ------------
                                                                                                                        807,460
--------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS-1.1%
B&G Foods, Inc., Cl. A                                                                          11,200                  210,224
--------------------------------------------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc.                                                                           28,500                  840,750
--------------------------------------------------------------------------------------------------------------------------------
Corn Products International, Inc.                                                               19,550                1,013,081
--------------------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                                              7,100                  193,333
--------------------------------------------------------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc.                                                                   21,588                  563,663
--------------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.(1)                                                                           25,550                  711,312
--------------------------------------------------------------------------------------------------------------------------------
Overhill Farms, Inc.(1)                                                                         40,110                  244,270
--------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.(1)                                                                       20,820                  500,929
--------------------------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc.(1)                                                                        85,406                4,857,039
--------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                                        70,960                1,361,722
                                                                                                                    ------------
                                                                                                                     10,496,323
--------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-0.8%
Central Garden & Pet Co., Cl. A(1)                                                             124,884                1,150,182
--------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc.                                                                       84,740                6,723,272
                                                                                                                    ------------
                                                                                                                      7,873,454
--------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS-0.4%
Herbalife Ltd.                                                                                  22,520                1,832,227
--------------------------------------------------------------------------------------------------------------------------------
Inter Parfums, Inc.                                                                             10,280                  190,283
--------------------------------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                                               43,380                1,247,175
--------------------------------------------------------------------------------------------------------------------------------

3 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS CONTINUED
Prestige Brands Holdings, Inc.(1)                                                              101,630              $ 1,168,745
                                                                                                                    ------------
                                                                                                                      4,438,430
--------------------------------------------------------------------------------------------------------------------------------
ENERGY-5.5%
--------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.5%
Atwood Oceanics, Inc.(1)                                                                        38,430                1,784,305
--------------------------------------------------------------------------------------------------------------------------------
Bolt Technology Corp.(1)                                                                        23,060                  312,232
--------------------------------------------------------------------------------------------------------------------------------
Cal Dive International, Inc.(1)                                                                 80,660                  563,007
--------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas, Sponsored ADR(1)                                     30,400                1,100,176
--------------------------------------------------------------------------------------------------------------------------------
Complete Production Services, Inc.(1)                                                           51,640                1,642,668
--------------------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                          3,940                  270,639
--------------------------------------------------------------------------------------------------------------------------------
Nabors Industries Ltd.(1)                                                                        9,300                  282,534
--------------------------------------------------------------------------------------------------------------------------------
Newpark Resources, Inc.(1)                                                                     117,890                  926,615
--------------------------------------------------------------------------------------------------------------------------------
North American Energy Partners, Inc.(1)                                                          1,450                   17,879
--------------------------------------------------------------------------------------------------------------------------------
Oil States International, Inc.(1)                                                               20,630                1,570,768
--------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                                                      13,610                  399,998
--------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.(1)                                                                    149,430                2,023,282
--------------------------------------------------------------------------------------------------------------------------------
RPC, Inc.                                                                                       13,340                  337,769
--------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc.                                                                            2,310                  213,583
--------------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.(1)                                                               46,740                1,916,340
--------------------------------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc.(1)                                                                     58,610                  902,594
                                                                                                                    ------------
                                                                                                                     14,264,389
--------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-4.0%
Alpha Natural Resources, Inc.(1)                                                                 8,880                  527,206
--------------------------------------------------------------------------------------------------------------------------------
Arch Coal, Inc.                                                                                 41,680                1,502,147
--------------------------------------------------------------------------------------------------------------------------------
Callon Petroleum Co.(1)                                                                         63,070                  490,054
--------------------------------------------------------------------------------------------------------------------------------
Cloud Peak Energy, Inc.(1)                                                                      84,410                1,822,412
--------------------------------------------------------------------------------------------------------------------------------
Contango Oil & Gas Co.(1)                                                                        8,380                  529,951
--------------------------------------------------------------------------------------------------------------------------------
CVR Energy, Inc.(1)                                                                             62,164                1,439,718
--------------------------------------------------------------------------------------------------------------------------------
Dominion Resources Black Warrior Trust                                                          16,920                  234,850
--------------------------------------------------------------------------------------------------------------------------------
Gran Tierra Energy, Inc.(1)                                                                    127,820                1,031,507
--------------------------------------------------------------------------------------------------------------------------------
Green Plains Renewable Energy, Inc.(1)                                                           6,630                   79,693
--------------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                    133,670                8,121,789
--------------------------------------------------------------------------------------------------------------------------------
International Coal Group, Inc.(1)                                                               24,900                  281,370
--------------------------------------------------------------------------------------------------------------------------------
James River Coal Co.(1)                                                                         37,610                  909,034
--------------------------------------------------------------------------------------------------------------------------------
MarkWest Energy Partners LP                                                                    138,478                6,712,029
--------------------------------------------------------------------------------------------------------------------------------
PAA Natural Gas Storage LP                                                                     118,700                2,794,198
--------------------------------------------------------------------------------------------------------------------------------
Pengrowth Energy Corp.                                                                         124,970                1,728,335
--------------------------------------------------------------------------------------------------------------------------------
Petrobras Argentina SA, ADR                                                                     13,870                  306,388
--------------------------------------------------------------------------------------------------------------------------------
PetroQuest Energy, Inc.(1)                                                                     126,570                1,184,695
--------------------------------------------------------------------------------------------------------------------------------
Plains All American Pipeline LP                                                                 60,100                3,830,173
--------------------------------------------------------------------------------------------------------------------------------
PrimeEnergy Corp.(1)                                                                             6,544                  171,191
--------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.(1)                                                                           78,230                2,610,535
--------------------------------------------------------------------------------------------------------------------------------
Teekay Offshore Partners LP                                                                     24,370                  743,285
--------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.(1)                                                                                 18,690                  501,453
--------------------------------------------------------------------------------------------------------------------------------

4 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Ultrapar Participacoes SA, Sponsored ADR(1)                                                     40,780              $   691,221
--------------------------------------------------------------------------------------------------------------------------------
VAALCO Energy, Inc.(1)                                                                          70,600                  547,856
--------------------------------------------------------------------------------------------------------------------------------
W&T Offshore, Inc.                                                                              52,650                1,199,894
                                                                                                                    ------------
                                                                                                                     39,990,984
--------------------------------------------------------------------------------------------------------------------------------
FINANCIALS-20.2%
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-1.4%
American Capital Ltd.(1)                                                                        28,800                  285,120
--------------------------------------------------------------------------------------------------------------------------------
Apollo Global Management LLC(1)                                                                129,080                2,323,440
--------------------------------------------------------------------------------------------------------------------------------
Calamos Asset Management, Inc., Cl. A                                                           20,410                  338,602
--------------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                                                                41,940                1,121,895
--------------------------------------------------------------------------------------------------------------------------------
Gladstone Investment Corp.                                                                      51,370                  398,631
--------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                      105,990                1,321,695
--------------------------------------------------------------------------------------------------------------------------------
MF Global Holdings Ltd.(1)                                                                     572,544                4,740,664
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Holdings, Inc., Cl. A, Non-Vtg.                                                      2,990                  100,195
--------------------------------------------------------------------------------------------------------------------------------
Solar Capital Ltd.                                                                              16,860                  402,617
--------------------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp.(1)                                                                       23,280                1,671,271
--------------------------------------------------------------------------------------------------------------------------------
Triangle Capital Corp.                                                                          13,920                  251,395
--------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., Cl. A                                                           14,090                  572,195
                                                                                                                    ------------
                                                                                                                     13,527,720
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-1.8%
Banco Latinoamericano de Exportaciones SA, Cl. E                                                43,840                  765,446
--------------------------------------------------------------------------------------------------------------------------------
BBVA Banco Frances SA, ADR                                                                      44,433                  487,430
--------------------------------------------------------------------------------------------------------------------------------
Century Bancorp, Inc., Cl. A                                                                    11,040                  295,541
--------------------------------------------------------------------------------------------------------------------------------
City Holding Co.                                                                                 5,170                  182,811
--------------------------------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                                                    146,270                1,724,523
--------------------------------------------------------------------------------------------------------------------------------
FirstMerit Corp.                                                                               291,680                4,976,061
--------------------------------------------------------------------------------------------------------------------------------
Fulton Financial Corp.                                                                           8,540                   94,879
--------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Galicia SA(1)                                                                  36,070                  448,350
--------------------------------------------------------------------------------------------------------------------------------
IBERIABANK Corp.                                                                               104,122                6,260,856
--------------------------------------------------------------------------------------------------------------------------------
International Bancshares Corp.                                                                  21,429                  393,008
--------------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                         43,510                  386,369
--------------------------------------------------------------------------------------------------------------------------------
National Bankshares, Inc.                                                                        8,437                  243,829
--------------------------------------------------------------------------------------------------------------------------------
Northrim BanCorp, Inc.                                                                          15,450                  294,941
--------------------------------------------------------------------------------------------------------------------------------
Synovus Financial Corp.                                                                        670,560                1,609,344
                                                                                                                    ------------
                                                                                                                     18,163,388
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-1.2%
Advance America Cash Advance Centers, Inc.                                                     182,920                  969,476
--------------------------------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                                                56,347                2,594,779
--------------------------------------------------------------------------------------------------------------------------------
Credit Acceptance Corp.(1)                                                                      18,160                1,288,634
--------------------------------------------------------------------------------------------------------------------------------
EZCORP, Inc., Cl. A(1)                                                                          83,470                2,620,123
--------------------------------------------------------------------------------------------------------------------------------
First Cash Financial Services, Inc.(1)                                                          36,922                1,425,189
--------------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., Cl. A                                                                             31,756                  693,233
--------------------------------------------------------------------------------------------------------------------------------
World Acceptance Corp.(1)                                                                       36,918                2,407,054
                                                                                                                    ------------
                                                                                                                     11,998,488
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-1.7%
Encore Capital Group, Inc.(1)                                                                   41,710                  988,110
--------------------------------------------------------------------------------------------------------------------------------
Life Partners Holdings, Inc.                                                                    75,253                  605,034
--------------------------------------------------------------------------------------------------------------------------------

5 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                   95,280              $ 3,230,945
--------------------------------------------------------------------------------------------------------------------------------
MSCI, Inc., Cl. A(1)                                                                           323,730               11,919,739
                                                                                                                    ------------
                                                                                                                     16,743,828
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE-5.7%
Allied World Assurance Holdings Ltd.                                                            28,531                1,788,608
--------------------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co.                                                    120,880                1,585,946
--------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                                  30,650                1,073,363
--------------------------------------------------------------------------------------------------------------------------------
American Safety Insurance Holdings Ltd.(1)                                                      16,320                  349,738
--------------------------------------------------------------------------------------------------------------------------------
Amerisafe, Inc.(1)                                                                              44,478                  983,409
--------------------------------------------------------------------------------------------------------------------------------
AmTrust Financial Services, Inc.                                                                82,868                1,580,293
--------------------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd.(1)                                                                      28,420                2,818,980
--------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                                   58,510                1,612,536
--------------------------------------------------------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                                                      20,700                  722,844
--------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                                           165,430                5,328,500
--------------------------------------------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                                                            120,460                3,107,868
--------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp.                                                                              6,640                  196,212
--------------------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                             10,550                  323,991
--------------------------------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc.                                                                       11,410                  283,310
--------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                               48,520                2,368,746
--------------------------------------------------------------------------------------------------------------------------------
Enstar Group Ltd.(1)                                                                            11,220                1,120,654
--------------------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                                                                38,750                1,190,400
--------------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc., Cl. A                                                        67,620                  955,471
--------------------------------------------------------------------------------------------------------------------------------
First American Financial Corp.                                                                  31,620                  521,730
--------------------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc.(1)                                                                   35,950                1,362,505
--------------------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                                   17,620                  797,305
--------------------------------------------------------------------------------------------------------------------------------
Harleysville Group, Inc.                                                                        20,920                  693,080
--------------------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                                     67,489                1,133,815
--------------------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                              31,814                1,892,615
--------------------------------------------------------------------------------------------------------------------------------
Maiden Holdings Ltd.                                                                            47,170                  353,303
--------------------------------------------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc.                                                               91,410                  946,094
--------------------------------------------------------------------------------------------------------------------------------
Montpelier Re Holdings Ltd.                                                                     53,430                  944,108
--------------------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.(1)                                                            42,000                  619,500
--------------------------------------------------------------------------------------------------------------------------------
National Interstate Corp.                                                                        9,930                  207,041
--------------------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A                                                       2,690                  436,453
--------------------------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The)(1)                                                                 13,630                  701,945
--------------------------------------------------------------------------------------------------------------------------------
OneBeacon Insurance Group Ltd.                                                                  52,770                  713,978
--------------------------------------------------------------------------------------------------------------------------------
Primerica, Inc.                                                                                 38,250                  975,758
--------------------------------------------------------------------------------------------------------------------------------
ProAssurance Corp.(1)                                                                           17,382                1,101,497
--------------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                           68,610                1,821,596
--------------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                              25,680                1,612,190
--------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                                        280                   19,317
--------------------------------------------------------------------------------------------------------------------------------
RLI Corp.                                                                                        7,130                  411,045
--------------------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                                                                 30,480                  527,304
--------------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                                  37,572                1,732,821
--------------------------------------------------------------------------------------------------------------------------------
Symetra Financial Corp.                                                                         96,450                1,311,720
--------------------------------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                                 55,580                3,694,958
--------------------------------------------------------------------------------------------------------------------------------
Tower Group, Inc.                                                                               19,650                  472,190
--------------------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                                     9,320                  453,604
--------------------------------------------------------------------------------------------------------------------------------

6 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                                   67,610              $ 2,087,797
--------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                             32,220                  845,775
--------------------------------------------------------------------------------------------------------------------------------
Validus Holdings Ltd.                                                                           11,652                  388,361
--------------------------------------------------------------------------------------------------------------------------------
XL Group plc                                                                                    22,790                  560,634
                                                                                                                    ------------
                                                                                                                     56,730,908
--------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-6.4%
Associated Estates Realty Corp.                                                                 37,900                  601,852
--------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., Cl. A                                                                     36,880                1,739,998
--------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                           18,060                1,026,169
--------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                              110,890                1,931,704
--------------------------------------------------------------------------------------------------------------------------------
Chatham Lodging Trust                                                                           92,420                1,501,825
--------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust                                                                       12,650                  243,513
--------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                             34,560                  483,840
--------------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                                                     237,620               13,815,227
--------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.                                                                       8,240                1,021,760
--------------------------------------------------------------------------------------------------------------------------------
Extra Space Storage, Inc.                                                                       85,370                1,768,013
--------------------------------------------------------------------------------------------------------------------------------
Hatteras Financial Corp.                                                                       233,890                6,576,987
--------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York, Inc.                                                               16,610                  979,160
--------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                                       194,790                5,259,330
--------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                                        111,469                7,156,310
--------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                                                                      6,690                  291,751
--------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                                                                           12,780                  501,615
--------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                                         15,400                  892,276
--------------------------------------------------------------------------------------------------------------------------------
Rayonier, Inc.                                                                                  33,020                2,057,476
--------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp.                                                                              2,780                   97,161
--------------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.                                                                          580                   22,939
--------------------------------------------------------------------------------------------------------------------------------
Starwood Property Trust, Inc.                                                                  230,000                5,129,000
--------------------------------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.(1)                                                             71,640                  462,078
--------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                                                            248,640                6,524,314
--------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                                                                           33,450                1,792,251
--------------------------------------------------------------------------------------------------------------------------------
U-Store-It Real Estate Investment Trust                                                        109,300                1,149,836
--------------------------------------------------------------------------------------------------------------------------------
UDR, Inc.                                                                                       28,310                  689,915
--------------------------------------------------------------------------------------------------------------------------------
Urstadt Biddle Properties, Inc., Cl. A                                                           2,550                   48,501
                                                                                                                    ------------
                                                                                                                     63,764,801
--------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.2%
CB Richard Ellis Group, Inc., Cl. A(1)                                                          29,030                  775,101
--------------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                                         9,040                  901,650
                                                                                                                    ------------
                                                                                                                      1,676,751
--------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-1.8%
BankUnited, Inc.                                                                               142,350                4,086,869
--------------------------------------------------------------------------------------------------------------------------------
Bofl Holding, Inc.(1)                                                                           15,450                  239,784
--------------------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg.                                                    1,510                   28,856
--------------------------------------------------------------------------------------------------------------------------------
First Defiance Financial Corp.(1)                                                               30,900                  440,325
--------------------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                                            381,470                5,180,363
--------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.(1)                                                                       844,390                7,506,627
--------------------------------------------------------------------------------------------------------------------------------
Viewpoint Financial Group                                                                       17,570                  228,410
                                                                                                                    ------------
                                                                                                                     17,711,234

7 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE-11.7%
--------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.4%
Cephalon, Inc.(1)                                                                                2,510              $   190,208
--------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                                                                  60,390                1,657,706
--------------------------------------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.(1)                                                                 2,500                       25
--------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc.(1)                                                                        18,260                  367,939
--------------------------------------------------------------------------------------------------------------------------------
PDL BioPharma, Inc.                                                                            231,352                1,341,842
                                                                                                                    ------------
                                                                                                                      3,557,720
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-2.7%
Atrion Corp.                                                                                     4,318                  753,361
--------------------------------------------------------------------------------------------------------------------------------
China Medical Technologies, Inc., Sponsored ADR(1)                                              33,000                  384,120
--------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                                          8,850                  614,633
--------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.(1)                                                                              1,400                   44,534
--------------------------------------------------------------------------------------------------------------------------------
Dexcom, Inc.(1)                                                                                187,240                2,905,965
--------------------------------------------------------------------------------------------------------------------------------
Greatbatch, Inc.(1)                                                                            168,750                4,465,125
--------------------------------------------------------------------------------------------------------------------------------
Haemonetics Corp.(1)                                                                             4,980                  326,389
--------------------------------------------------------------------------------------------------------------------------------
Hill-Rom Holdings, Inc.                                                                         18,427                  699,857
--------------------------------------------------------------------------------------------------------------------------------
ICU Medical, Inc.(1)                                                                             7,250                  317,405
--------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc.(1)                                                                                 1,200                   23,736
--------------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings(1)                                                                24,400                1,157,048
--------------------------------------------------------------------------------------------------------------------------------
Invacare Corp.                                                                                  61,801                1,923,247
--------------------------------------------------------------------------------------------------------------------------------
Kensey Nash Corp.(1)                                                                            35,618                  887,244
--------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.(1)                                                                       36,354                1,978,385
--------------------------------------------------------------------------------------------------------------------------------
Orthofix International NV(1)                                                                    83,050                2,695,803
--------------------------------------------------------------------------------------------------------------------------------
Sirona Dental Systems, Inc.(1)                                                                  29,560                1,482,730
--------------------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                                                    39,630                1,368,820
--------------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                                     170                    9,857
--------------------------------------------------------------------------------------------------------------------------------
Utah Medical Products, Inc.                                                                      8,570                  248,016
--------------------------------------------------------------------------------------------------------------------------------
Volcano Corp.(1)                                                                               146,790                3,757,824
--------------------------------------------------------------------------------------------------------------------------------
Young Innovations, Inc.                                                                          9,580                  300,812
                                                                                                                    ------------
                                                                                                                     26,344,911
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-4.5%
Air Methods Corp.(1)                                                                             4,020                  270,345
--------------------------------------------------------------------------------------------------------------------------------
Allied Healthcare International, Inc.(1)                                                        85,530                  217,246
--------------------------------------------------------------------------------------------------------------------------------
Almost Family, Inc.(1)                                                                          20,720                  779,901
--------------------------------------------------------------------------------------------------------------------------------
Amedisys, Inc.(1)                                                                               12,850                  449,750
--------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp.(1)                                                                             37,320                2,397,810
--------------------------------------------------------------------------------------------------------------------------------
AmSurg Corp.(1)                                                                                 59,260                1,507,574
--------------------------------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                                    21,490                1,431,449
--------------------------------------------------------------------------------------------------------------------------------
Continucare Corp.(1)                                                                            81,650                  436,828
--------------------------------------------------------------------------------------------------------------------------------
CorVel Corp.(1)                                                                                  5,630                  299,403
--------------------------------------------------------------------------------------------------------------------------------
Ensign Group, Inc. (The)                                                                        22,800                  728,004
--------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc.(1)                                                                47,706                1,337,199
--------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.(1)                                                                21,380                  556,521
--------------------------------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Cl. A(1)                                                   682,920                7,443,828
--------------------------------------------------------------------------------------------------------------------------------

8 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc.(1)                                                                             15,740              $   514,698
--------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)                                                                            33,100                  826,838
--------------------------------------------------------------------------------------------------------------------------------
Healthspring, Inc.(1)                                                                          176,258                6,586,761
--------------------------------------------------------------------------------------------------------------------------------
Healthways, Inc.(1)                                                                              9,850                  151,395
--------------------------------------------------------------------------------------------------------------------------------
HMS Holdings Corp.(1)                                                                           67,100                5,492,135
--------------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.(1)                                                                     10,070                  240,472
--------------------------------------------------------------------------------------------------------------------------------
LHC Group, Inc.(1)                                                                              54,510                1,635,300
--------------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                                                                    38,811                1,559,426
--------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.                                                                          60,696                1,800,243
--------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc.(1)                                                               43,480                2,133,998
--------------------------------------------------------------------------------------------------------------------------------
MEDNAX, Inc.(1)                                                                                  2,240                  149,206
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan Health Networks, Inc.(1)                                                          116,130                  549,295
--------------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                                              5,870                  190,658
--------------------------------------------------------------------------------------------------------------------------------
PharMerica Corp.(1)                                                                              4,260                   48,734
--------------------------------------------------------------------------------------------------------------------------------
Providence Service Corp.(1)                                                                     13,950                  208,971
--------------------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc.(1)                                                                      26,830                  728,435
--------------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A(1)                                                        57,120                  821,957
--------------------------------------------------------------------------------------------------------------------------------
Triple-S Management Corp., Cl. B(1)                                                             41,327                  850,510
--------------------------------------------------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc.                                                                     34,435                  769,278
--------------------------------------------------------------------------------------------------------------------------------
Universal American Corp.                                                                        66,740                1,529,013
--------------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                                             402                   19,863
                                                                                                                    ------------
                                                                                                                     44,663,044
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-1.2%
Allscripts Healthcare Solutions, Inc.(1)                                                       352,276                7,394,273
--------------------------------------------------------------------------------------------------------------------------------
SXC Health Solutions Corp.(1)                                                                   84,010                4,603,748
                                                                                                                    ------------
                                                                                                                     11,998,021
--------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-0.5%
Bruker Corp.(1)                                                                                 67,140                1,399,869
--------------------------------------------------------------------------------------------------------------------------------
Cambrex Corp.(1)                                                                                92,200                  507,100
--------------------------------------------------------------------------------------------------------------------------------
eResearch Technology, Inc.(1)                                                                   50,130                  339,380
--------------------------------------------------------------------------------------------------------------------------------
Harvard Bioscience, Inc.(1)                                                                     66,830                  379,594
--------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                                 32,720                2,843,368
                                                                                                                    ------------
                                                                                                                      5,469,311
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-2.4%
Endo Pharmaceuticals Holdings, Inc.(1)                                                          62,302                2,377,444
--------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                                                                     7,610                  245,803
--------------------------------------------------------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc.(1)                                                                  25,900                  521,367
--------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.(1)                                                                     62,310                1,585,790
--------------------------------------------------------------------------------------------------------------------------------
Medicines Co. (The)(1)                                                                          77,000                1,254,330
--------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                                                             58,996                1,890,232
--------------------------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos., Inc.(1)                                                                40,720                1,265,578
--------------------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                                     57,130                4,542,978
--------------------------------------------------------------------------------------------------------------------------------
Questcor Pharmaceuticals, Inc.(1)                                                              146,868                2,116,368
--------------------------------------------------------------------------------------------------------------------------------

9 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd.(1)                                                                  112,300              $ 3,933,869
--------------------------------------------------------------------------------------------------------------------------------
ViroPharma, Inc.(1)                                                                             83,960                1,670,804
--------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Cl. A(1)                                                                   85,680                1,994,630
                                                                                                                    ------------
                                                                                                                     23,399,193
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS-16.8%
--------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-1.8%
AAR Corp.(1)                                                                                    17,020                  471,794
--------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.(1)                                                                          211,258                7,505,997
--------------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc.(1)                                                                                6,010                  270,931
--------------------------------------------------------------------------------------------------------------------------------
Cubic Corp.                                                                                     30,500                1,753,750
--------------------------------------------------------------------------------------------------------------------------------
Ducommun, Inc.                                                                                  16,110                  385,029
--------------------------------------------------------------------------------------------------------------------------------
Esterline Technologies Corp.(1)                                                                    870                   61,526
--------------------------------------------------------------------------------------------------------------------------------
LMI Aerospace, Inc.(1)                                                                           4,890                   98,827
--------------------------------------------------------------------------------------------------------------------------------
Moog, Inc., Cl. A(1)                                                                            21,480                  986,147
--------------------------------------------------------------------------------------------------------------------------------
National Presto Industries, Inc.                                                                11,791                1,328,610
--------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc.,
Cl. A(1)                                                                                       166,040                4,262,247
--------------------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc.(1)                                                                  11,160                  577,084
                                                                                                                    ------------
                                                                                                                     17,701,942
--------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-0.9%
Atlas Air Worldwide Holdings, Inc.(1)                                                           30,130                2,100,664
--------------------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A(1)                                                                      180,330                6,526,143
                                                                                                                    ------------
                                                                                                                      8,626,807
--------------------------------------------------------------------------------------------------------------------------------
AIRLINES-1.0%
Alaska Air Group, Inc.(1)                                                                       32,980                2,091,592
--------------------------------------------------------------------------------------------------------------------------------
Copa Holdings SA, Cl. A                                                                          5,670                  299,376
--------------------------------------------------------------------------------------------------------------------------------
Hawaiian Holdings, Inc.(1)                                                                     169,008                1,015,738
--------------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.(1)                                                                       252,520                1,583,300
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Airlines Corp.(1)                                                                      34,960                  201,020
--------------------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc.(1)                                                             122,310                  786,453
--------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                          49,660                  627,206
--------------------------------------------------------------------------------------------------------------------------------
Tam SA, Sponsored ADR(1)                                                                        33,390                  659,119
--------------------------------------------------------------------------------------------------------------------------------
United Continental Holdings, Inc.(1)                                                            69,740                1,603,323
--------------------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc.(1)                                                                      122,330                1,065,494
                                                                                                                    ------------
                                                                                                                      9,932,621
--------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS-0.1%
Quanex Building Products Corp.                                                                  21,000                  412,230
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-1.7%
APAC Teleservices, Inc.(1)                                                                      32,030                  192,500
--------------------------------------------------------------------------------------------------------------------------------
Avery-Dennison Corp.                                                                            12,000                  503,520
--------------------------------------------------------------------------------------------------------------------------------
Brink's Co. (The)                                                                               32,310                1,069,784
--------------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc.(1)                                                                  31,860                1,740,512
--------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                   101,386                2,690,784
--------------------------------------------------------------------------------------------------------------------------------
Ennis, Inc.                                                                                     47,050                  801,262
--------------------------------------------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                                                       19,610                  652,033
--------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                     58,290                1,221,758
--------------------------------------------------------------------------------------------------------------------------------

10 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.(1)                                                                          28,772              $   722,753
--------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                                               9,390                  241,229
--------------------------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co.                                                                       69,090                1,307,183
--------------------------------------------------------------------------------------------------------------------------------
Team, Inc.(1)                                                                                   15,490                  406,767
--------------------------------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                                                  15,694                  831,939
--------------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.                                                                        166,705                4,799,437
                                                                                                                    ------------
                                                                                                                     17,181,461
--------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-2.5%
Aecom Technology Corp.(1)                                                                      169,779                4,707,972
--------------------------------------------------------------------------------------------------------------------------------
Baker (Michael) Corp.(1)                                                                        24,733                  718,988
--------------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                                    62,040                2,522,546
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co.                                                                  160,060                1,221,258
--------------------------------------------------------------------------------------------------------------------------------
KBR, Inc.                                                                                      241,000                9,102,570
--------------------------------------------------------------------------------------------------------------------------------
MasTec, Inc.(1)                                                                                 33,120                  688,896
--------------------------------------------------------------------------------------------------------------------------------
Sterling Construction Co., Inc.(1)                                                              28,430                  479,898
--------------------------------------------------------------------------------------------------------------------------------
Tutor Perini Corp.                                                                             169,643                4,132,503
--------------------------------------------------------------------------------------------------------------------------------
URS Corp.(1)                                                                                    20,770                  956,459
                                                                                                                    ------------
                                                                                                                     24,531,090
--------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-1.6%
Advanced Battery Technologies, Inc.(1)                                                          89,240                  173,126
--------------------------------------------------------------------------------------------------------------------------------
AZZ, Inc.                                                                                       23,600                1,076,160
--------------------------------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A                                                                              17,190                  613,511
--------------------------------------------------------------------------------------------------------------------------------
Franklin Electric Co., Inc.                                                                      5,960                  275,352
--------------------------------------------------------------------------------------------------------------------------------
Generac Holdings, Inc.(1)                                                                      182,680                3,706,577
--------------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                                            20,380                1,447,591
--------------------------------------------------------------------------------------------------------------------------------
Lihua International, Inc.(1)                                                                    42,950                  377,101
--------------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                                              80,350                5,932,241
--------------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp.(1)                                                                         37,389                2,223,524
                                                                                                                    ------------
                                                                                                                     15,825,183
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.2%
Seaboard Corp.                                                                                     450                1,085,850
--------------------------------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                                                  55,444                1,196,482
                                                                                                                    ------------
                                                                                                                      2,282,332
--------------------------------------------------------------------------------------------------------------------------------
MACHINERY-3.0%
Alamo Group, Inc.                                                                               13,070                  358,772
--------------------------------------------------------------------------------------------------------------------------------
Blount International, Inc.(1)                                                                   10,800                  172,584
--------------------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                         67,130                1,520,495
--------------------------------------------------------------------------------------------------------------------------------
China Yuchai International Ltd.(1)                                                              46,620                1,367,365
--------------------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                       11,390                  551,618
--------------------------------------------------------------------------------------------------------------------------------
Duoyuan Global Water, Inc., ADR(1)                                                              23,810                  143,574
--------------------------------------------------------------------------------------------------------------------------------
EnPro Industries, Inc.(1)                                                                          130                    4,722
--------------------------------------------------------------------------------------------------------------------------------
Freightcar America, Inc.(1)                                                                     76,270                2,479,538
--------------------------------------------------------------------------------------------------------------------------------
Gardner Denver, Inc.                                                                            64,386                5,024,040
--------------------------------------------------------------------------------------------------------------------------------
L.B. Foster Co., Cl. A                                                                           1,630                   70,269
--------------------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                        14,390                  526,962
--------------------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                                    3,785                  418,886
--------------------------------------------------------------------------------------------------------------------------------

11 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp.(1)                                                                 10,940              $   758,470
--------------------------------------------------------------------------------------------------------------------------------
Oshkosh Corp.(1)                                                                                55,100                1,949,438
--------------------------------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                                                              320                   14,717
--------------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.(1)                                                                           9,130                  464,991
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp.(1)                                                                                 101,250                3,750,300
--------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                      45,190                2,363,437
--------------------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                                  33,770                2,236,249
--------------------------------------------------------------------------------------------------------------------------------
TriMas Corp.(1)                                                                                  4,000                   86,000
--------------------------------------------------------------------------------------------------------------------------------
Twin Disc, Inc.                                                                                  1,440                   46,397
--------------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                    73,880                5,011,280
--------------------------------------------------------------------------------------------------------------------------------
Watts Water Technologies, Inc., Cl. A                                                            4,430                  169,182
                                                                                                                    ------------
                                                                                                                     29,489,286
--------------------------------------------------------------------------------------------------------------------------------
MARINE-0.2%
Diana Shipping, Inc.(1)                                                                         62,160                  735,974
--------------------------------------------------------------------------------------------------------------------------------
Safe Bulkers, Inc.                                                                             120,970                1,095,988
                                                                                                                    ------------
                                                                                                                      1,831,962
--------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-1.8%
CBIZ, Inc.(1)                                                                                  174,930                1,261,245
--------------------------------------------------------------------------------------------------------------------------------
Dolan Co. (The)(1)                                                                              94,190                1,143,467
--------------------------------------------------------------------------------------------------------------------------------
GP Strategies Corp.(1)                                                                          32,850                  446,760
--------------------------------------------------------------------------------------------------------------------------------
Korn-Ferry International(1)                                                                    181,940                4,051,804
--------------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                                367,800               11,254,680
                                                                                                                    ------------
                                                                                                                     18,157,956
--------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL-1.7%
Amerco(1)                                                                                       17,050                1,653,850
--------------------------------------------------------------------------------------------------------------------------------
Avis Budget Group, Inc.(1)                                                                       1,110                   19,880
--------------------------------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A(1)                                                               65,041                3,785,386
--------------------------------------------------------------------------------------------------------------------------------
Guangshen Railway Co. Ltd., Sponsored ADR                                                        2,070                   38,916
--------------------------------------------------------------------------------------------------------------------------------
Heartland Express, Inc.                                                                         22,240                  390,534
--------------------------------------------------------------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(1)                                                             315,210               11,060,719
                                                                                                                    ------------
                                                                                                                     16,949,285
--------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.3%
Aircastle Ltd.                                                                                  42,150                  508,751
--------------------------------------------------------------------------------------------------------------------------------
Applied Industrial Technologies, Inc.                                                           52,760                1,754,798
--------------------------------------------------------------------------------------------------------------------------------
DXP Enterprises, Inc.(1)                                                                        14,677                  338,745
--------------------------------------------------------------------------------------------------------------------------------
Fly Leasing Ltd., ADR                                                                           21,440                  296,515
                                                                                                                    ------------
                                                                                                                      2,898,809
--------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-15.8%
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-1.8%
Arris Group, Inc.(1)                                                                            92,450                1,177,813
--------------------------------------------------------------------------------------------------------------------------------
Black Box Corp.                                                                                 20,715                  728,132
--------------------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.(1)                                                                     223,248                6,286,664
--------------------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp.                                                                17,160                  466,409
--------------------------------------------------------------------------------------------------------------------------------
Ituran Location & Control Ltd.                                                                  18,581                  278,715
--------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                                               51,224                1,875,823
--------------------------------------------------------------------------------------------------------------------------------

12 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Polycom, Inc.(1)                                                                               130,960              $ 6,790,276
                                                                                                                    ------------
                                                                                                                     17,603,832
--------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-1.1%
China Digital TV Holding Co. Ltd., ADR                                                          40,220                  287,171
--------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A(1)                                                           12,130                  449,295
--------------------------------------------------------------------------------------------------------------------------------
Logitech International SA(1)                                                                    23,150                  419,710
--------------------------------------------------------------------------------------------------------------------------------
QLogic Corp.(1)                                                                                 73,990                1,372,515
--------------------------------------------------------------------------------------------------------------------------------
Synaptics, Inc.(1)                                                                              59,220                1,600,124
--------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.(1)                                                                       168,890                6,297,908
                                                                                                                    ------------
                                                                                                                     10,426,723
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-1.4%
Anixter International, Inc.                                                                     11,080                  774,381
--------------------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                      111,980                1,669,622
--------------------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc.(1)                                                                            23,780                  257,775
--------------------------------------------------------------------------------------------------------------------------------
Celestica, Inc.(1)                                                                              41,090                  440,485
--------------------------------------------------------------------------------------------------------------------------------
Coherent, Inc.(1)                                                                               15,960                  927,436
--------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A(1)                                                              62,967                3,098,606
--------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                                                                    94,246                1,605,009
--------------------------------------------------------------------------------------------------------------------------------
KEMET Corp.(1)                                                                                  48,040                  712,433
--------------------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc.                                                                                 9,870                  563,577
--------------------------------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                                                  330                   15,032
--------------------------------------------------------------------------------------------------------------------------------
Multi-Fineline Electronix, Inc.(1)                                                              37,672                1,063,104
--------------------------------------------------------------------------------------------------------------------------------
Newport Corp.(1)                                                                                 5,320                   94,856
--------------------------------------------------------------------------------------------------------------------------------
Power-One, Inc.(1)                                                                              59,390                  519,663
--------------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                                                                135,230                2,398,980
                                                                                                                    ------------
                                                                                                                     14,140,959
--------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-1.0%
AOL, Inc.(1)                                                                                     8,840                  172,645
--------------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc.                                                                                 48,178                  377,234
--------------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc.(1)                                                              224,455                6,623,667
--------------------------------------------------------------------------------------------------------------------------------
Open Text Corp.(1)                                                                              24,100                1,501,912
--------------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc.(1)                                                                            115,130                1,664,780
--------------------------------------------------------------------------------------------------------------------------------
Web.com Group, Inc.(1)                                                                           1,890                   27,575
                                                                                                                    ------------
                                                                                                                     10,367,813
--------------------------------------------------------------------------------------------------------------------------------
IT SERVICES-1.9%
Acxiom Corp.(1)                                                                                 95,030                1,363,681
--------------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A(1)                                                              83,970                5,149,040
--------------------------------------------------------------------------------------------------------------------------------
Cardtronics, Inc.(1)                                                                            12,790                  260,277
--------------------------------------------------------------------------------------------------------------------------------
CGI Group, Inc., Cl. A(1)                                                                       30,660                  641,714
--------------------------------------------------------------------------------------------------------------------------------
Convergys Corp.(1)                                                                              90,167                1,294,798
--------------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc.(1)                                                              81,811                1,631,311
--------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                                                                               11,084                  585,457
--------------------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.(1)                                                                       6,900                  133,377
--------------------------------------------------------------------------------------------------------------------------------
Global Cash Access, Inc.(1)                                                                    159,995                  523,184
--------------------------------------------------------------------------------------------------------------------------------

13 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                                  4,890              $   165,722
--------------------------------------------------------------------------------------------------------------------------------
ManTech International Corp.(1)                                                                   6,250                  265,000
--------------------------------------------------------------------------------------------------------------------------------
Maximus, Inc.                                                                                   21,360                1,733,791
--------------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc., Cl. A(1)                                                                        115,872                2,964,006
--------------------------------------------------------------------------------------------------------------------------------
Patni Computer Systems Ltd., ADR                                                                56,020                1,167,457
--------------------------------------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd., ADR(1)                                                              900                    2,718
--------------------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc.(1)                                                                      42,761                  828,708
--------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.(1)                                                                                    150                    4,683
                                                                                                                    ------------
                                                                                                                     18,714,924
--------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS-0.1%
Zebra Technologies Corp., Cl. A(1)                                                              11,840                  464,602
--------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.8%
Amkor Technology, Inc.(1)                                                                      103,870                  700,084
--------------------------------------------------------------------------------------------------------------------------------
ASM International NV(1)                                                                         10,560                  418,070
--------------------------------------------------------------------------------------------------------------------------------
Atmel Corp.(1)                                                                                  29,700                  404,811
--------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc.(1)                                                                                   20,520                  387,418
--------------------------------------------------------------------------------------------------------------------------------
Avago Technologies Ltd.                                                                         12,340                  383,774
--------------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc.(1)                                                                      38,480                  528,330
--------------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp.(1)                                                                 25,260                1,319,835
--------------------------------------------------------------------------------------------------------------------------------
China Sunergy Co. Ltd., ADR(1)                                                                 193,300                  796,396
--------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                                                                  11,540                  223,645
--------------------------------------------------------------------------------------------------------------------------------
Entegris, Inc.(1)                                                                               31,440                  275,729
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A(1)                                          151,610                2,759,302
--------------------------------------------------------------------------------------------------------------------------------
GT Solar International, Inc.(1)                                                                221,190                2,357,885
--------------------------------------------------------------------------------------------------------------------------------
Hanwha SolarOne Co. Ltd., Sponsored ADR(1)                                                      89,510                  679,381
--------------------------------------------------------------------------------------------------------------------------------
Himax Technologies, Inc., ADR                                                                  214,960                  509,455
--------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                                                          124,210                  915,428
--------------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp.(1)                                                                22,150                  732,279
--------------------------------------------------------------------------------------------------------------------------------
JA Solar Holdings Co. Ltd., ADS(1)                                                             185,870                1,301,090
--------------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(1)                                                             85,690                  801,202
--------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.(1)                                                                           15,860                  898,628
--------------------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp.(1)                                                                 208,360                1,229,324
--------------------------------------------------------------------------------------------------------------------------------
LSI Corp.(1)                                                                                   168,490                1,145,732
--------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                 60,870                1,558,272
--------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc.                                                                                   111,197                1,498,936
--------------------------------------------------------------------------------------------------------------------------------
Microsemi Corp.(1)                                                                               1,900                   39,349
--------------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc.                                                                           16,160                  538,128
--------------------------------------------------------------------------------------------------------------------------------
Nanometrics, Inc.(1)                                                                            26,350                  476,672
--------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                   109,100                1,564,494
--------------------------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc.(1)                                                                 123,070                5,171,401
--------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                                                       39,900                1,481,487
--------------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp.(1)                                                                      111,810                1,103,565
--------------------------------------------------------------------------------------------------------------------------------
Photronics, Inc.(1)                                                                             36,640                  328,661
--------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.(1)                                                                             72,750                  545,625
--------------------------------------------------------------------------------------------------------------------------------

14 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                                                      276,040              $ 1,769,416
--------------------------------------------------------------------------------------------------------------------------------
Semtech Corp.(1)                                                                               282,749                7,074,380
--------------------------------------------------------------------------------------------------------------------------------
Sigma Designs, Inc.(1)                                                                          33,250                  430,588
--------------------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc.(1)                                                                    164,060                5,318,825
--------------------------------------------------------------------------------------------------------------------------------
Spansion, Inc., Cl. A(1)                                                                         7,090                  132,370
--------------------------------------------------------------------------------------------------------------------------------
Standard Microsystems Corp.(1)                                                                  14,400                  355,104
--------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                                                              139,650                2,487,167
--------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(1)                                             104,969                5,108,841
--------------------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc.(1)                                                                      42,230                2,146,973
                                                                                                                    ------------
                                                                                                                     57,898,052
--------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-2.7%
Actuate Corp.(1)                                                                               132,130                  687,076
--------------------------------------------------------------------------------------------------------------------------------
Changyou.com Ltd., ADR(1)                                                                       40,470                1,303,134
--------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.(1)                                                      101,274                5,170,038
--------------------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                                  63,452                6,645,328
--------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                                41,661                1,316,904
--------------------------------------------------------------------------------------------------------------------------------
Giant Interactive Group, Inc., ADR                                                              60,220                  448,639
--------------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.(1)                                                                   57,555                1,883,200
--------------------------------------------------------------------------------------------------------------------------------
Monotype Imaging Holdings, Inc.(1)                                                              30,770                  446,165
--------------------------------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc.(1)                                                                90,120                  775,032
--------------------------------------------------------------------------------------------------------------------------------
NetScout Systems, Inc.(1)                                                                          760                   20,763
--------------------------------------------------------------------------------------------------------------------------------
Shanda Games Ltd., Sponsored ADR(1)                                                            201,980                1,282,573
--------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.(1)                                                                        204,466                5,571,699
--------------------------------------------------------------------------------------------------------------------------------
Websense, Inc.(1)                                                                               45,340                1,041,460
                                                                                                                    ------------
                                                                                                                     26,592,011
--------------------------------------------------------------------------------------------------------------------------------
MATERIALS-4.8%
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS-2.1%
Arch Chemicals, Inc.                                                                               810                   33,688
--------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                     11,980                  554,554
--------------------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                         118,416                6,438,278
--------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                             6,300                  625,716
--------------------------------------------------------------------------------------------------------------------------------
Ferro Corp.(1)                                                                                  15,090                  250,343
--------------------------------------------------------------------------------------------------------------------------------
Hawkins, Inc.                                                                                   25,440                1,045,075
--------------------------------------------------------------------------------------------------------------------------------
Innophos Holdings, Inc.                                                                         34,879                1,608,271
--------------------------------------------------------------------------------------------------------------------------------
Innospec, Inc.(1)                                                                               17,180                  548,729
--------------------------------------------------------------------------------------------------------------------------------
KMG Chemicals, Inc.                                                                             19,860                  390,448
--------------------------------------------------------------------------------------------------------------------------------
Koppers Holdings, Inc.                                                                          15,436                  659,117
--------------------------------------------------------------------------------------------------------------------------------
Minerals Technologies, Inc.                                                                     24,464                1,676,273
--------------------------------------------------------------------------------------------------------------------------------
NewMarket Corp.                                                                                  9,570                1,514,165
--------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc.(1)                                                                               26,860                  981,464
--------------------------------------------------------------------------------------------------------------------------------
PolyOne Corp.                                                                                   16,420                  233,328
--------------------------------------------------------------------------------------------------------------------------------
Solutia, Inc.(1)                                                                                21,450                  544,830
--------------------------------------------------------------------------------------------------------------------------------
Stepan Co.                                                                                       8,350                  605,375
--------------------------------------------------------------------------------------------------------------------------------
TPC Group, Inc.(1)                                                                               8,100                  233,847
--------------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co.(1)                                                                             46,490                1,780,102
--------------------------------------------------------------------------------------------------------------------------------

15 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Westlake Chemical Corp.                                                                         14,240              $   800,288
                                                                                                                    ------------
                                                                                                                     20,523,891
--------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-0.3%
Eagle Materials, Inc.                                                                          113,660                3,439,352
--------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-1.1%
Ball Corp.                                                                                      12,910                  462,824
--------------------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                                 14,700                  482,307
--------------------------------------------------------------------------------------------------------------------------------
Boise, Inc.                                                                                    153,730                1,408,167
--------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc.(1)                                                                            250                    9,645
--------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                     224,950                6,498,806
--------------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                                            30,109                2,088,059
                                                                                                                    ------------
                                                                                                                     10,949,808
--------------------------------------------------------------------------------------------------------------------------------
METALS & MINING-0.6%
Century Aluminum Co.(1)                                                                         13,980                  261,146
--------------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                            39,430                3,687,888
--------------------------------------------------------------------------------------------------------------------------------
Contango ORE, Inc.(1)                                                                            1,098                   20,302
--------------------------------------------------------------------------------------------------------------------------------
Gulf Resources, Inc.(1)                                                                          8,790                   54,410
--------------------------------------------------------------------------------------------------------------------------------
Redcorp Ventures Ltd., Legend Shares (1,2)                                                     666,400                        -
--------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                            79,430                1,490,901
                                                                                                                    ------------
                                                                                                                      5,514,647
--------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.7%
Buckeye Technologies, Inc.                                                                      98,330                2,677,526
--------------------------------------------------------------------------------------------------------------------------------
Domtar Corp.                                                                                    22,600                2,074,228
--------------------------------------------------------------------------------------------------------------------------------
Glatfelter                                                                                      77,250                1,028,970
--------------------------------------------------------------------------------------------------------------------------------
KapStone Paper & Packing Corp.(1)                                                               53,560                  919,625
--------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                              24,760                  750,971
                                                                                                                    ------------
                                                                                                                      7,451,320
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-0.9%
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.5%
Cincinnati Bell, Inc.(1)                                                                       270,282                  724,356
--------------------------------------------------------------------------------------------------------------------------------
IDT Corp., Cl. B                                                                                26,430                  712,289
--------------------------------------------------------------------------------------------------------------------------------
Neutral Tandem, Inc.(1)                                                                         10,700                  157,825
--------------------------------------------------------------------------------------------------------------------------------
Nortel Inversora SA, Sponsored ADR(1)                                                           16,440                  475,445
--------------------------------------------------------------------------------------------------------------------------------
Telecom Argentina SA, Sponsored ADR                                                             39,460                  978,608
--------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd., Sponsored ADR                                                48,530                  374,166
--------------------------------------------------------------------------------------------------------------------------------
Tim Participacoes SA, ADR(1)                                                                    18,670                  814,946
--------------------------------------------------------------------------------------------------------------------------------
Vonage Holdings Corp.(1)                                                                       229,470                1,046,383
                                                                                                                    ------------
                                                                                                                      5,284,018
--------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.4%
Cellcom Israel Ltd.                                                                             43,650                1,445,688
--------------------------------------------------------------------------------------------------------------------------------
NTELOS Holdings Corp.                                                                           28,508                  524,832
--------------------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc.                                                                              94,032                1,362,524
                                                                                                                    ------------
                                                                                                                      3,333,044
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES-4.5%
--------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.3%
Companhia Energetica de Minas Gerais, Sponsored ADR(1)                                         65,820                1,268,351
--------------------------------------------------------------------------------------------------------------------------------

16 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                 Shares               Value
--------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Companhia Paranaense de Energia-Copel, Sponsored A DR                                           71,071              $ 1,975,063
--------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                       26,600                  729,106
--------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co.(1)                                                                         54,970                1,671,088
--------------------------------------------------------------------------------------------------------------------------------
Empresa Distribuidora y Comercializadora Norte SA, ADR(1)                                       33,600                  351,792
--------------------------------------------------------------------------------------------------------------------------------
NV Energy, Inc.                                                                                100,250                1,492,723
--------------------------------------------------------------------------------------------------------------------------------
UniSource Energy Corp.                                                                          29,690                1,072,700
--------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc.                                                                            155,940                4,119,935
                                                                                                                    ------------
                                                                                                                     12,680,758
--------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS-1.1%
AES Corp. (The)(1)                                                                             840,660               10,928,580
--------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES-1.2%
Atmos Energy Corp.                                                                              52,560                1,792,296
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Utilities Corp.                                                                       6,260                  260,541
--------------------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                                             48,120                1,875,236
--------------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                      248,440                8,173,676
                                                                                                                    ------------
                                                                                                                     12,101,749
--------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES-0.7%
Alliant Energy Corp.                                                                            29,410                1,144,931
--------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                                               104,320                2,048,845
--------------------------------------------------------------------------------------------------------------------------------
Integrys Energy Group, Inc.                                                                     23,690                1,196,582
--------------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                              109,600                2,056,096
--------------------------------------------------------------------------------------------------------------------------------
Vectren Corp.                                                                                    5,540                  150,688
                                                                                                                    ------------
                                                                                                                      6,597,142
--------------------------------------------------------------------------------------------------------------------------------
WATER UTILITIES-0.2%
Aqua America, Inc.                                                                             108,450                2,482,421
                                                                                                                    ------------
Total Common Stocks (Cost $709,154,502)                                                                             964,411,830
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-3.7%
Ares Capital Corp.                                                                             530,560                8,966,464
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Kelso Capital Corp.                                                                  102,170                1,034,982
--------------------------------------------------------------------------------------------------------------------------------
Gladstone Capital Corp.                                                                         83,658                  946,172
--------------------------------------------------------------------------------------------------------------------------------
Hercules Technology Growth Capital, Inc.                                                        19,377                  213,147
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%(3,4)                       189,638                  189,638
--------------------------------------------------------------------------------------------------------------------------------
MCG Capital Corp.                                                                              100,570                  653,705
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%(4,5)                              24,135,823               24,135,823
--------------------------------------------------------------------------------------------------------------------------------
TICC Capital Corp.                                                                              64,870                  705,116
                                                                                                                  --------------
Total Investment Companies (Cost $34,707,718)                                                                        36,845,047
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $743,862,220)                                                  101.1%           1,001,256,877
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                            (1.1)              (10,863,420)
                                                                                            ------------------------------------
Net Assets                                                                                       100.0%          $  990,393,457
                                                                                            ====================================

Footnotes to Statement of Investments

-----------------
1.   Non-income producing security.

17 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

2. Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $0. See accompanying Notes. Information concerning restricted securities is as follows:

                              ACQUISITIO                  UNREALIZED
SECURITY                         DATE      COST   VALUE  DEPRECIATION
---------------------------------------------------------------------
Redcorp Ventures Ltd., Legend
Shares                           6/27/07 $311,300 $    - $    311,300

3.   Interest rate is less than 0.0005%.

4.   Rate shown is the 7-day yield as of March 31, 2011.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES                                   SHARES
                                DECEMBER 31,    GROSS          GROSS       MARCH 31,
                                    2010        ADDITIONS     REDUCTIONS     2011
-------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                13,940,550   56,934,240     46,738,967    24,135,823

                                                            VALUE         INCOME
---------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                       $24,135,823   $    6,593

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                                                    LEVEL 3-
                                       LEVEL 1-               LEVEL 2-             SIGNIFICANT
                                      UNADJUSTED         OTHER SIGNIFICANT        UNOBSERVABLE
                                    QUOTED PRICES        OBSERVABLE INPUTS           INPUTS                 VALUE
----------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
     Consumer Discretionary        $  144,992,934          $       -                $       -           $144,992,934
     Consumer Staples                  26,097,595                  -                        -             26,097,595
     Energy                            54,255,373                  -                        -             54,255,373
     Financials                       200,317,118                  -                        -            200,317,118
     Health Care                      115,432,175                  -                       25            115,432,200
     Industrials                      165,820,964                  -                        -            165,820,964
     Information Technology           156,208,916                  -                        -            156,208,916
     Materials                         47,879,018                  -                        -             47,879,018
     Telecommunication Services         8,617,062                  -                        -              8,617,062
     Utilities                         44,790,650                  -                        -             44,790,650
Investment Companies                   36,845,047                  -                        -             36,845,047
                                   -----------------------------------------------------------------------------------
Total Assets                       $1,001,256,852          $       -                $       25          $1,001,256,877
                                   -----------------------------------------------------------------------------------

18 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

Effective April 29, 2011, the Fund changed its name to Oppenheimer Main Street Small- & Mid- Cap Fund/VA from Oppenheimer Main Street Small Cap Fund/VA.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in

19 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RESTRICTED SECURITIES

As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities  $752,440,666
                                =============

Gross unrealized appreciation   $259,334,909
Gross unrealized depreciation   (10,518,698)
                                -------------
Net unrealized appreciation     $ 248,816,211
                                =============

20 | Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)


                                                                                    Final
                                                                                    Legal
                                                             Maturity            Maturity          Principal
                                                                Date*              Date**             Amount            Value
-----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF
DEPOSIT-27.8%
-----------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES
OF DEPOSIT-27.8%
Barclays Bank plc, New York:
0.65% (1)                                                     4/19/11             7/19/11         $4,000,000       $4,000,000
0.71%                                                         5/17/11             5/17/11          2,000,000        2,001,132
-----------------------------------------------------------------------------------------------------------------------------
BNP Paribas, New York:
0.49% (1)                                                     5/16/11             8/15/11          2,700,000        2,700,000
0.50%                                                         6/30/11             6/30/11          1,000,000        1,000,000
-----------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York, 0.30%                      4/15/11             4/15/11          2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
0.30% (1)                                                     4/29/11             7/29/11          2,000,000        2,000,000
0.33% (1)                                                     4/12/11             5/12/11          3,000,000        3,000,000
0.35% (1)                                                     4/26/11             6/27/11          2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York:
0.31% (1)                                                      4/1/11            11/10/11          3,500,000        3,500,000
0.33% (1)                                                      4/1/11             8/16/11          3,000,000        3,000,000
-----------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 0.35%                 5/9/11              5/9/11          4,000,000        4,000,000
-----------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, New York, 0.28%                        6/10/11             6/10/11          4,300,000        4,300,042
-----------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 0.34% (1)                    4/12/11             1/12/12          1,000,000        1,000,000
-----------------------------------------------------------------------------------------------------------------------------
UBS AG, Stamford CT:
0.29%                                                         5/26/11             5/26/11          3,100,000        3,100,000
0.30%                                                         5/26/11             5/26/11          2,000,000        2,000,061
                                                                                                          -------------------
Total Certificates of Deposit (Cost $39,601,235)                                                                   39,601,235
-----------------------------------------------------------------------------------------------------------------------------
DIRECT BANK
OBLIGATIONS-18.3%
Commonwealth Bank of
Australia:
0.27% (2)                                                     7/11/11             7/11/11          1,000,000          999,243
0.28% (2)                                                     4/27/11             4/27/11          1,650,000        1,649,666
-----------------------------------------------------------------------------------------------------------------------------
Credit Agricole North
 America, Inc.:
0.25%                                                         4/29/11             4/29/11          2,000,000        1,999,611
0.26%                                                          4/4/11              4/4/11          3,500,000        3,499,924
-----------------------------------------------------------------------------------------------------------------------------
ING (US)
Funding LLC, 0.27%                                            6/16/11             6/16/11          2,000,000        1,998,860
-----------------------------------------------------------------------------------------------------------------------------
Nordea North
 America, Inc., 0.36%                                         7/26/11             7/26/11          2,000,000        1,997,680
-----------------------------------------------------------------------------------------------------------------------------
Societe Generale North
America, Inc.:
0.25%                                                          4/8/11              4/8/11          1,000,000          999,951
0.34%                                                          4/1/11              4/1/11          4,000,000        4,000,000
-----------------------------------------------------------------------------------------------------------------------------
Svenska
Handelsbanken,
 Inc., 0.30% (2)                                               6/9/11              6/9/11          2,000,000        1,998,869
-----------------------------------------------------------------------------------------------------------------------------
Swedbank AB:
0.34%                                                          6/1/11              6/1/11          2,580,000        2,578,514
0.43%                                                          5/4/11              5/4/11          2,300,000        2,299,093
0.43%                                                          5/9/11              5/9/11          2,000,000        1,999,092
                                                                                                          -------------------
Total Direct Bank
Obligations (Cost $26,020,503)                                                                                     26,020,503
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
NOTES-47.4%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL
MARKETS-2.3%
BNP Paribas Finance, Inc.,
0.46%                                                         6/17/11             6/17/11          3,300,000        3,296,753
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC
UTILITIES-2.8%
Electricite De
France, 0.22% (2)                                              4/7/11              4/7/11          4,000,000        3,999,838


1 | Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)


                                                                                         Final
                                                                                         Legal
                                                             Maturity                 Maturity          Principal
                                                                Date*                   Date**             Amount            Value
----------------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING-5.1%
Toyota Motor Credit Corp.:
0.33%                                                          4/5/11                   4/5/11         $5,000,000    $   4,999,817
0.35%                                                         4/12/11                  4/12/11          2,250,000        2,249,759
                                                                                                                     -------------
                                                                                                                         7,249,576
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL-15.4%
Carroll Cnty., KY Solid Waste
Disposal Revenue Bonds, North
American Stainless Project,
Series 2006, 0.29% (1)                                         4/7/11                   4/7/11          4,300,000        4,300,000
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL Industrial
Development Revenue Bonds,
Freedman Seating Co. Project,
Series 1998, 0.41% (1)                                         4/7/11                   4/7/11          1,275,000        1,275,000
----------------------------------------------------------------------------------------------------------------------------------
Cobb Cnty., GA Development
Authority Revenue Bonds,
Presbyterian Village-Austell,
Inc., 0.34% (1)                                                4/7/11                   4/7/11          3,005,000        3,005,000
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue Bonds, SFO
Associates Project, Series
1994, 0.32% (1)                                                4/7/11                   4/7/11          1,900,000        1,900,000
----------------------------------------------------------------------------------------------------------------------------------
IL Finance Authority, Freedman
Seating Co. Project, Series
2005, 0.41% (1)                                                4/7/11                   4/7/11          1,085,000        1,085,000
----------------------------------------------------------------------------------------------------------------------------------
IN Health Facilities Financing
Authority Hospital Revenue
Bonds, Deaconess Hospital
Obligation Project, Series
2004B, 0.25% (1)                                               4/7/11                   4/7/11          4,025,000        4,025,000
----------------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL
Industrial Development
Authority Bonds, Airbus
Service Co., Inc. Project,
Series 98, 0.29% (1)                                           4/7/11                   4/7/11          1,000,000        1,000,000
----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX Industrial
Development Authority Revenue
Bonds, Tindall Corp. Project,
0.36% (1)                                                      4/7/11                   4/7/11          3,200,000        3,200,000
----------------------------------------------------------------------------------------------------------------------------------
St. Paul, MN Port Authority
Revenue Refunding Bonds,
Series 2009-12EE, 0.28% (1)                                    4/7/11                   4/7/11          1,150,000        1,150,000
----------------------------------------------------------------------------------------------------------------------------------
Valdosta-Lowndes Cnty., GA
Industrial Authority, Steeda
Autosports, Inc. Project,
Series 2008, 0.46% (1)                                         4/7/11                   4/7/11            880,000          880,000
                                                                                                                     -------------
                                                                                                                        21,820,000
----------------------------------------------------------------------------------------------------------------------------------
PERSONAL
 PRODUCTS-3.9%
Reckitt Benckiser
 Treasury Services plc: 0.40% (2)                             7/11/11                  7/11/11          2,500,000        2,497,194
0.43% (2)                                                      9/1/11                   9/1/11          1,000,000          998,173
0.43% (2)                                                      9/8/11                   9/8/11          2,000,000        1,996,178
                                                                                                                     -------------
                                                                                                                         5,491,545
----------------------------------------------------------------------------------------------------------------------------------
RECEIVABLES
FINANCE-7.4%
Barton Capital Corp.,
 0.23% (2)                                                    4/11/11                  4/11/11          2,690,000        2,689,828
 ---------------------------------------------------------------------------------------------------------------------------------
Chariot Funding LLC,
 0.18% (2)                                                    4/20/11                  4/20/11          1,000,000          999,905
----------------------------------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.:
0.13% (2)                                                      4/1/11                   4/1/11          1,800,000        1,800,000
0.26% (2)                                                     4/11/11                  4/11/11          2,190,000        2,189,848


2 | Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)


                                                                                         Final
                                                                                         Legal
                                                             Maturity                 Maturity         Principal
                                                                Date*                   Date**            Amount             Value
----------------------------------------------------------------------------------------------------------------------------------
0.26% (2)                                                     4/26/11                  4/26/11         $1,800,000    $   1,799,675
0.29% (2)                                                     6/20/11                  6/20/11          1,000,000          999,356
                                                                                                                     -------------
                                                                                                                        10,478,612
----------------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL-10.5%
Crown Point Capital Co.:
0.32%                                                          5/3/11                   5/3/11          1,000,000          999,716
0.32%                                                         5/10/11                  5/10/11          3,000,000        2,998,960
----------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 0.29%                                      6/2/11                   6/2/11          2,000,000        1,999,001
----------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 0.26%                                    4/14/11                  4/14/11          2,000,000        1,999,812
----------------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
0.32% (2)                                                      5/4/11                   5/4/11          5,000,000        4,998,533
0.32% (2)                                                      5/5/11                   5/5/11          2,000,000        1,999,396
                                                                                                                     -------------

                                                                                                                        14,995,418

                                                                                                                     -------------
Total Short-Term Notes (Cost $67,331,742)                                                                               67,331,742
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-6.4%
U.S. Treasury Nts.:
0.88%                                                         4/30/11                  4/30/11          1,000,000        1,000,271
1.13%                                                        12/15/11                 12/15/11          3,000,000        3,016,452
1.38%                                                         2/15/12                  2/15/12          2,000,000        2,018,303
4.50%                                                         3/31/12                  3/31/12          1,000,000        1,041,499
4.88%                                                         7/31/11                  7/31/11          1,000,000        1,014,912
5.13%                                                         6/30/11                  6/30/11          1,000,000        1,011,599
                                                                                                                     -------------
Total U.S. Government Obligations (Cost $9,103,036)                                                                      9,103,036
----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $142,056,516)                                                              99.9%     142,056,516
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                               0.1          100,768

                                                                                                        --------------------------
NET ASSETS                                                                                                  100.0%   $ 142,157,284
                                                                                                        ==========================


Footnotes to Statement of Investments

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

----------
* The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $31,615,702 or 22.24% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3 | Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                LEVEL 2-
                                LEVEL 1-         OTHER          LEVEL 3-
                               UNADJUSTED     SIGNIFICANT      SIGNIFICANT
                                 QUOTED        OBSERVABLE     UNOBSERVABLE
                                 PRICES          INPUTS          INPUTS           VALUE
-------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit        $         -    $ 39,601,235    $           -    $ 39,601,235
Direct Bank Obligations                  -      26,020,503                -      26,020,503
Short-Term Notes                         -      67,331,742                -      67,331,742
U.S. Government Obligations              -       9,103,036                -       9,103,036
                               ------------------------------------------------------------
Total Assets                   $         -    $142,056,516    $           -    $142,056,516
                               ------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield

4 | Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

5 | Oppenheimer Money Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.6%
Ally Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A4, 2.09%,
5/15/15                                                                         $       115,000                      $   116,069
--------------------------------------------------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4, Automobile
Receivables Nts., Series 2010-4, Cl. A3, 0.91%,
11/17/14                                                                                140,000                          139,495
--------------------------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust, Asset-Backed Nts., Series
2011-1, Cl. A2, 2.15%, 1/15/16                                                          845,000                          845,697
--------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl.
A3, 1.27%, 4/8/15                                                                       230,000                          229,747
--------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2007-1,
Automobile Receivables Nts., Series 2007-1, Cl. D,
5.62%, 9/8/14                                                                         1,319,000                        1,354,936
--------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivables Nts., Series 2010-1, Cl. A2,
0.97%, 1/15/13                                                                          255,651                          255,738
--------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-
Through Certificates, Series 2004-W8, Cl. A2, 1.21%,
5/25/34(1)                                                                              924,857                          821,132
--------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-
Through Certificates, Series 2006-M3, Cl. A2B, 0.35%,
9/25/36(1)                                                                              362,353                          128,365
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Auto Trust 2010-2, Automobile
Receivables, Series 2010-2, Cl. A4, 1.94%, 6/15/17                                       60,000                           60,603
--------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2007-1,
Automobile Asset-Backed Securities, Series 2007-1, Cl.
B, 5.15%, 9/17/12                                                                       262,000                          269,040
--------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, Automobile
Receivables, Series 2006-C, Cl. A4, 0.285%, 5/15/13(1)                                  506,439                          504,795
--------------------------------------------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(2)                                             535,000                          582,598
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(2)                                            535,000                          572,690
Series 2009-A8, Cl. A8, 2.355%, 5/16/16(1,2)                                            205,000                          208,155
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-
Backed Pass-Through Certificates, Series 2006-WFH3,
Cl. A2, 0.35%, 10/25/36(1)                                                                7,502                            7,495
--------------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, Asset-Backed Certificates,
Series 2009-B, Cl. A3, 2.97%, 3/15/13                                                    57,776                           57,831
--------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                                              1,102,441                          922,541
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36                                                151,712                          123,043
--------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-
Backed Certificates, Series 2006-25, Cl. 2A2, 0.37%,
6/25/47(1)                                                                            5,320,000                        4,929,839
--------------------------------------------------------------------------------------------------------------------------------
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed
Certificates:
Series 2005-G, Cl. 2A, 0.485%, 12/15/35(1)                                              186,093                          104,301
Series 2006-H, Cl. 2A1A, 0.405%, 11/15/36(1)                                             70,941                           27,524
--------------------------------------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust, Automobile
Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                                   520,000                          520,000
--------------------------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable
Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15(3)                                          720,000                          719,777
--------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 0.656%,
8/15/25(3,4)                                                                          1,820,063                                -
--------------------------------------------------------------------------------------------------------------------------------

1 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
0.34%, 7/25/36(1)                                                               $        73,153                      $    72,370
--------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
0.36%, 6/25/36(1)                                                                        43,536                           43,313
--------------------------------------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-1, Automobile
Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15                                  605,000                          604,982
--------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Lease Trust, Automobile Receivable
Nts., Series 2010-B, Cl. A2, 0.75%, 10/15/12(2)                                         620,000                          620,211
--------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Receivable
Nts., Series 2010-A, Cl. A4, 2.15%, 6/15/15                                           1,635,000                        1,659,818
--------------------------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2011-1,
Asset-Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16                                625,000                          626,436
--------------------------------------------------------------------------------------------------------------------------------
GE Capital Credit Card Master Note Trust, Asset-Backed
Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15                                            1,140,000                        1,180,673
--------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding Ltd., Asset-
Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23(3)                                   580,000                          583,033
--------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust 2010-1, Motorcycle
Contract-Backed Nts., Series 2010-1, Cl. A3, 1.16%,
2/15/15                                                                                 430,000                          429,628
--------------------------------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable
Nts., Series 2010-1A, Cl. A1, 2.60%, 2/25/15(2)                                         310,000                          314,334
--------------------------------------------------------------------------------------------------------------------------------
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. M6, 5.863%, 6/1/35                                   1,046,000                          551,375
--------------------------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2005-3,
Cl. A1, 0.514%, 1/20/35(1)                                                              178,383                          171,717
--------------------------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 0.364%, 3/20/36(1)                                                             105,093                          104,764
--------------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 1.50%,
10/15/14                                                                                625,000                          630,680
--------------------------------------------------------------------------------------------------------------------------------
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub.
Term Nts.:
Series 2007-1A, Cl. B, 2.165%, 8/15/22(1,3)                                           7,870,000                        5,272,900
Series 2007-1A, Cl. C, 3.465%, 8/15/22(1,3)                                           5,270,000                        3,372,800
Series 2007-1A, Cl. D, 5.465%, 8/15/22(1,3)                                           5,270,000                        3,162,000
--------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg.
Pass-Through Certificates, Series 2006-WMC3, Cl. A3,
0.35%, 8/25/36(1)                                                                     1,239,537                          464,187
--------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligation Pass-
Through Certificates, Series 1999-I, Cl. ECFD, 3.405%,
 1/25/29(3,4)                                                                            66,744                            6,007
 --------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B, Automobile Asset-
Backed Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13                                     550,000                          550,545
--------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3,
5.68%, 1/1/36                                                                           213,357                          193,832
--------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust,, Home Equity Mtg. Asset-
Backed Pass-Through Certificates, Series 2006-KS7, Cl.
A2, 0.35%, 9/25/36(1)                                                                   114,311                          113,598
--------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3,
Automobile Receivables Nts., Series 2010-3, Cl. A3,
1.20%, 6/16/14                                                                          340,000                          340,754
--------------------------------------------------------------------------------------------------------------------------------

2 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D,
3.10%, 5/15/17(3)                                                               $       243,356                      $   243,502
--------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, Student Loan Receivables,
Series 2005-B, Cl. B, 0.71%, 6/15/39(1)                                               2,487,000                        1,153,305
--------------------------------------------------------------------------------------------------------------------------------
Terwin Mortgage Trust, Home Equity Asset-Backed
Securities, Series 2006-4SL, Cl. A1, 4.50%, 5/1/37(1,2,19)                              179,364                           53,961
--------------------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivable Owner Trust 2010-B, Automobile
Receivable Nts., Series 2010-B, Cl. A2, 0.74%, 7/16/12                                  690,000                          690,676
--------------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 0.99%,
11/20/13                                                                                545,000                          544,635
--------------------------------------------------------------------------------------------------------------------------------
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%,
9/15/15                                                                                 515,000                          525,572
                                                                                                                     -----------
Total Asset-Backed Securities (Cost $46,674,216)                                                                      37,783,019

--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-20.1%
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY-7.3%
--------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED-7.0%
Federal Home Loan Mortgage Corp.:
5%, 9/15/33                                                                           1,846,575                        1,940,975
5.50%, 9/1/39                                                                         1,617,287                        1,726,929
6%, 5/15/18-10/15/29                                                                    945,342                        1,036,757
6%, 4/1/41(5)                                                                         4,455,000                        4,839,939
6.50%, 3/15/18-8/15/32                                                                2,063,452                        2,294,400
7%, 10/1/31-10/1/37                                                                     537,724                          615,544
7.50%, 1/1/32                                                                           802,911                          930,032
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through
Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                     955,542                        1,074,170
Series 151, Cl. F, 9%, 5/15/21                                                           25,801                           29,330
Series 1674, Cl. Z, 6.75%, 2/15/24                                                      762,160                          842,699
Series 1897, Cl. K, 7%, 9/15/26                                                       1,727,343                        1,921,920
Series 2006-11, Cl. PS, 23.652%, 3/25/36(1)                                             521,597                          739,068
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                     645,852                          666,072
Series 2106, Cl. FG, 0.705%, 12/15/28(1)                                              1,214,612                        1,217,637
Series 2122, Cl. F, 0.705%, 2/15/29(1)                                                   36,263                           36,322
Series 2148, Cl. ZA, 6%, 4/15/29                                                      1,026,787                        1,104,333
Series 2195, Cl. LH, 6.50%, 10/15/29                                                    527,121                          595,671
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                      74,255                           86,268
Series 2344, Cl. FP, 1.205%, 8/15/31(1)                                                 360,855                          365,349
Series 2368, Cl. PR, 6.50%, 10/15/31                                                    295,821                          322,273
Series 2412, Cl. GF, 1.205%, 2/15/32(1)                                                 709,613                          719,627
Series 2449, Cl. FL, 0.805%, 1/15/32(1)                                                 461,082                          463,912
Series 2451, Cl. FD, 1.255%, 3/15/32(1)                                                 239,038                          242,576
Series 2453, Cl. BD, 6%, 5/15/17                                                        115,684                          124,232
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                   1,089,844                        1,206,675
Series 2464, Cl. FI, 1.255%, 2/15/32(1)                                                 227,807                          230,812
Series 2470, Cl. AF, 1.255%, 3/15/32(1)                                                 410,130                          418,432
Series 2470, Cl. LF, 1.255%, 2/15/32(1)                                                 233,128                          236,883
Series 2471, Cl. FD, 1.255%, 3/15/32(1)                                                 362,732                          368,269
Series 2477, Cl. FZ, 0.805%, 6/15/31(1)                                                 922,673                          927,828

3 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2500, Cl. FD, 0.755%, 3/15/32(1)                                         $        28,713                      $    28,839
Series 2517, Cl. GF, 1.255%, 2/15/32(1)                                                 202,693                          205,898
Series 2526, Cl. FE, 0.655%, 6/15/29(1)                                                  55,734                           55,856
Series 2551, Cl. FD, 0.655%, 1/15/33(1)                                                  26,398                           26,459
Series 2676, Cl. KY, 5%, 9/15/23                                                      3,843,000                        4,139,057
Series 2750, Cl. XG, 5%, 2/1/34                                                       6,037,000                        6,338,042
Series 2907, Cl. GC, 5%, 6/1/27                                                         743,470                          750,226
Series 3019, Cl. MD, 4.75%, 1/1/31                                                      874,053                          895,229
Series 3025, Cl. SJ, 23.815%, 8/15/35(1)                                                594,717                          806,690
Series 3094, Cl. HS, 23.448%, 6/15/34(1)                                                340,226                          458,146
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 14.375%, 2/1/28(6)                                                   26,776                            5,429
Series 205, Cl. IO, 11.492%, 9/1/29(6)                                                  135,711                           29,036
Series 2074, Cl. S, 62.022%, 7/17/28(6)                                                  36,435                            7,059
Series 2079, Cl. S, 76.895%, 7/17/28(6)                                                  61,631                           11,865
Series 2136, Cl. SG, 83.761%, 3/15/29(6)                                              1,671,505                          356,197
Series 2399, Cl. SG, 76.769%, 12/15/26(6)                                               969,856                          168,465
Series 243, Cl. 6, 5.285%, 12/15/32(6)                                                  393,542                           86,092
Series 2437, Cl. SB, 90.377%, 4/15/32(6)                                              2,883,078                          583,835
Series 2526, Cl. SE, 40.295%, 6/15/29(6)                                                 69,973                           13,155
Series 2802, Cl. AS, 83.827%, 4/15/33(6)                                                455,532                           42,415
Series 2920, Cl. S, 66.353%, 1/15/35(6)                                                 615,721                          101,308
Series 3110, Cl. SL, 17.819%, 2/15/26(6)                                                374,900                           44,794
Series 3451, Cl. SB, 25.903%, 5/15/38(6)                                              1,189,870                          135,448
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
3.50%, 4/1/26(5)                                                                      7,190,000                        7,210,218
4%, 4/1/26-4/1/41(5)                                                                  4,935,000                        4,870,448
4.002%, 10/1/36(1)                                                                    4,997,787                        5,247,990
4.50%, 4/1/26-4/1/41(5)                                                              19,055,000                       19,509,705
5%, 11/25/21-7/25/33                                                                  2,645,247                        2,793,698
5%, 4/1/41(5)                                                                        10,855,000                       11,357,044
5.50%, 4/25/21-1/1/36                                                                 1,040,657                        1,121,418
5.50%, 4/1/26-4/1/41(5)                                                              21,013,000                       22,488,518
6%, 10/25/16-1/25/19                                                                    613,880                          669,678
6%, 4/1/40(5)                                                                        12,945,000                       14,079,707
6.50%, 4/25/17-1/1/34                                                                 2,666,623                        3,018,860
7%, 11/1/17-6/25/34                                                                   2,766,667                        3,190,848
7.50%, 2/25/27-3/25/33                                                                3,016,511                        3,498,647
8.50%, 7/1/32                                                                             3,173                            3,614
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through
Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                  521,222                          571,617
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                  283,661                          319,851
Trust 2001-69, Cl. PF, 1.25%, 12/25/31(1)                                               533,267                          543,730
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                                      613,621                          675,241
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                      372,932                          401,770
Trust 2002-29, Cl. F, 1.25%, 4/25/32(1)                                                 265,241                          270,479

4 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-60, Cl. FH, 1.25%, 8/25/32(1)                                        $       544,107                      $   553,306
Trust 2002-64, Cl. FJ, 1.25%, 4/25/32(1)                                                 81,676                           83,289
Trust 2002-68, Cl. FH, 0.754%, 10/18/32(1)                                              187,203                          188,308
Trust 2002-84, Cl. FB, 1.25%, 12/25/32(1)                                             1,100,070                        1,121,869
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                       376,152                          409,019
Trust 2002-9, Cl. PR, 6%, 3/25/17                                                       460,580                          496,235
Trust 2002-90, Cl. FH, 0.75%, 9/25/32(1)                                                615,492                          619,200
Trust 2003-11, Cl. FA, 1.25%, 9/25/32(1)                                              1,100,095                        1,121,894
Trust 2003-116, Cl. FA, 0.65%, 11/25/33(1)                                               82,699                           82,901
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                   1,786,037                        1,899,574
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                               2,160,000                        2,348,209
Trust 2005-12, Cl. JC, 5%, 6/1/28                                                       914,516                          934,055
Trust 2005-25, Cl. PS, 27.062%, 4/25/35(1)                                              545,596                          842,188
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                   560,000                          618,167
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                   480,000                          510,141
Trust 2006-46, Cl. SW, 23.284%, 6/25/36(1)                                              905,661                        1,231,796
Trust 2009-36, Cl. FA, 1.19%, 6/25/37(1)                                                452,238                          459,023
Trust 2011-15, Cl. DA, 4%, 3/1/41                                                     1,169,763                        1,223,787
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 49.529%, 11/18/31(6)                                             305,228                           51,005
Trust 2001-63, Cl. SD, 41.646%, 12/18/31(6)                                              73,082                           11,889
Trust 2001-68, Cl. SC, 35.528%, 11/25/31(6)                                              48,495                            8,024
Trust 2001-81, Cl. S, 40.969%, 1/25/32(6)                                                61,555                           11,088
Trust 2002-28, Cl. SA, 43.335%, 4/25/32(6)                                               37,164                            7,884
Trust 2002-38, Cl. SO, 61.001%, 4/25/32(6)                                              200,065                           34,551
Trust 2002-48, Cl. S, 40.122%, 7/25/32(6)                                                58,742                           10,707
Trust 2002-52, Cl. SL, 41.35%, 9/25/32(6)                                                37,344                            6,929
Trust 2002-56, Cl. SN, 42.599%, 7/25/32(6)                                               80,720                           14,810
Trust 2002-77, Cl. IS, 52.93%, 12/18/32(6)                                              340,852                           64,330
Trust 2002-77, Cl. SH, 48.891%, 12/18/32(6)                                              85,245                           16,031
Trust 2002-9, Cl. MS, 39.178%, 3/25/32(6)                                                78,114                           14,562
Trust 2003-13, Cl. IO, 14.169%, 3/25/33(6)                                              638,733                          137,580
Trust 2003-26, Cl. DI, 11.612%, 4/25/33(6)                                              463,489                           97,711
Trust 2003-33, Cl. SP, 51.373%, 5/25/33(6)                                              515,136                           85,810
Trust 2003-38, Cl. SA, 49.895%, 3/25/23(6)                                              812,183                          101,132
Trust 2003-4, Cl. S, 47.948%, 2/25/33(6)                                                153,696                           27,362
Trust 2004-56, Cl. SE, 21.643%, 10/25/33(6)                                           2,188,684                          377,362
Trust 2005-14, Cl. SE, 45.464%, 3/25/35(6)                                            2,042,539                          272,629
Trust 2005-40, Cl. SA, 67.773%, 5/25/35(6)                                            1,731,109                          320,008
Trust 2005-40, Cl. SB, 97.09%, 5/25/35(6)                                             2,871,810                          447,881
Trust 2005-63, Cl. SA, 81.201%, 10/25/31(6)                                             124,132                           23,123
Trust 2005-71, Cl. SA, 69.95%, 8/25/25(6)                                               409,530                           59,793
Trust 2006-129, Cl. SM, 16.867%, 1/25/37(6)                                             828,591                          113,931
Trust 2006-51, Cl. SA, 23.027%, 6/25/36(6)                                           10,444,662                        1,519,037
Trust 2006-60, Cl. DI, 46.363%, 4/25/35(6)                                            1,911,296                          278,458

5 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2006-90, Cl. SX, 99.999%, 9/25/36(6)                                      $     1,745,374                     $    383,453
Trust 2007-88, Cl. XI, 26.313%, 6/25/37(6)                                            2,855,009                          402,462
Trust 2008-55, Cl. SA, 18.89%, 7/25/38(6)                                               616,541                           63,771
Trust 214, Cl. 2, 39.344%, 3/1/23(6)                                                    434,658                           84,299
Trust 221, Cl. 2, 35.837%, 5/1/23(6)                                                     49,248                            9,874
Trust 254, Cl. 2, 28.804%, 1/1/24(6)                                                    806,205                          157,147
Trust 2682, Cl. TQ, 99.999%, 10/15/33(6)                                                649,865                          106,977
Trust 2981, Cl. BS, 99.999%, 5/15/35(6)                                               1,132,026                          178,977
Trust 301, Cl. 2, 3.827%, 4/1/29(6)                                                     193,128                           37,675
Trust 313, Cl. 2, 31.452%, 6/1/31(6)                                                  2,072,145                          460,164
Trust 319, Cl. 2, 4.378%, 2/1/32(6)                                                     934,612                          203,800
Trust 321, Cl. 2, 7.356%, 4/1/32(6)                                                     244,422                           57,742
Trust 324, Cl. 2, 0.351%, 7/1/32(6)                                                     258,886                           57,010
Trust 328, Cl. 2, 0%, 12/1/32(6,7)                                                      639,592                          136,380
Trust 331, Cl. 5, 0%, 2/1/33(6,7)                                                       921,895                          203,747
Trust 332, Cl. 2, 0%, 3/1/33(6,7)                                                     5,585,362                        1,309,394
Trust 334, Cl. 12, 0%, 2/1/33(6,7)                                                      802,114                          174,148
Trust 339, Cl. 15, 7.016%, 7/1/33(6)                                                  2,355,327                          450,660
Trust 345, Cl. 9, 0%, 1/1/34(6,7)                                                     1,148,514                          233,729
Trust 351, Cl. 10, 0%, 4/1/34(6,7)                                                      492,162                           93,120
Trust 351, Cl. 8, 0%, 4/1/34(6,7)                                                       800,815                          151,221
Trust 356, Cl. 10, 0%, 6/1/35(6,7)                                                      663,087                          129,416
Trust 356, Cl. 12, 0%, 2/1/35(6,7)                                                      333,176                           60,583
Trust 362, Cl. 13, 0%, 8/1/35(6,7)                                                      401,920                           87,860
                                                                                                                    ------------
                                                                                                                     168,547,752
--------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED-0.2%
Government National Mortgage Assn.:
2.125%, 12/9/25(1)                                                                        5,573                            5,751
7%, 3/29/28-7/29/28                                                                     251,491                          290,863
7.50%, 3/1/27                                                                            13,425                           15,605
8%, 11/29/25-5/29/26                                                                     94,669                          109,679
--------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                   1,026,254                        1,227,906
Series 2000-12,Cl. ZA, 8%, 2/16/30                                                    2,343,614                        2,669,366
--------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 65.651%, 7/16/28(6)                                             129,263                           25,158
Series 1998-6, Cl. SA, 75.701%, 3/16/28(6)                                               75,759                           13,558
Series 2001-21, Cl. SB, 87.679%, 1/16/27(6)                                             577,680                           96,857
Series 2007-17, Cl. AI, 17.194%, 4/16/37(6)                                             681,090                          101,824
                                                                                                                    ------------
                                                                                                                       4,556,567
--------------------------------------------------------------------------------------------------------------------------------
OTHER AGENCY-0.1%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                                                 554,275                          540,952
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                                                 805,000                          784,937

6 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
OTHER AGENCY CONTINUED
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts.,
Series 2010-R1, Cl. 1A, 0.709%, 10/7/20(1)                                      $     1,172,755                      $ 1,174,221
                                                                                                                    ------------
                                                                                                                       2,500,110
--------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY-12.8%
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL-7.8%
Banc of America Commercial Mortgage Trust 2006-5,
Commercial Mtg. Pass-Through Certificates, Series
2006-5, Cl. AM, 5.448%, 9/1/47                                                        6,000,000                        5,955,927
--------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage Trust 2007-5,
Commercial Mtg. Pass-Through Certificates, Series
2007-5, Cl. AM, 5.772%, 2/1/51                                                        8,515,000                        8,532,895
--------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                                               4,159,386                        4,127,432
Series 2008-1, Cl. AM, 6.245%, 2/10/51(1)                                             3,415,000                        3,435,601
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities
Trust 2006-PWR13, Commercial Mtg. Pass-Through
Certificates, Series 2006-PWR13, Cl. AJ, 5.611%,
9/1/41                                                                                5,325,000                        5,065,236
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17, Commercial Mtg. Pass-Through Certificates:
Series 2007-PWR17, Cl. AJ, 5.944%, 6/1/50(1)                                          7,400,000                        6,745,104
Series 2007-PWR17, Cl. AM, 5.915%, 6/1/50                                             2,635,000                        2,679,777
--------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-
Through Certificates, Series 2005-17, Cl. 1A8, 5.50%,
9/1/35                                                                                3,437,847                        3,233,259
--------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-
Through Certificates, Series 2005-HYB8, Cl. 4A1,
5.189%, 12/20/35(1)                                                                     179,190                          148,958
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust 2007-C6,
Commercial Mtg. Pass-Through Certificates, Series
2007-C6, Cl. AM, 5.698%, 12/1/49(1)                                                     610,000                          617,438
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust 2008-C7,
Commercial Mtg. Pass-Through Certificates, Series
2008-C7, Cl. AM, 5.822%, 12/1/49(1)                                                   4,270,000                        4,407,236
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                  955,000                        1,005,128
--------------------------------------------------------------------------------------------------------------------------------
DBUBS Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2011-LC1, Cl. E, 5.557%, 1/1/21(2)                               2,515,000                        2,390,116
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc., Mtg. Pass-Through
Certificates, Series 2007-RS1, Cl. A2, 0.748%,
1/27/37(1,3)                                                                          1,416,317                          391,700
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A1, 5.888%, 6/25/36                                                311,303                          258,040
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                              744,123                          440,245
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46(2)                                                                       724,651                          723,251
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.737%,
9/1/20(2,6)                                                                           5,825,000                          510,486

7 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series 2007-
FA2, Cl. 1A1, 5.50%, 4/25/37                                                    $       654,103                      $   475,647
--------------------------------------------------------------------------------------------------------------------------------
First Horizon Mortgage Pass-Through Trust 2007-AR3,
Mtg. Pass-Through Certificates, Series 2007-AR3, Cl.
1A1, 6.034%, 11/1/37(1)                                                               3,665,812                        2,892,388
--------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial
Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F,
6.94%, 5/15/30(1)                                                                     1,567,000                        1,565,382
--------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through
Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37                                 1,160,000                        1,171,877
--------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through
Certificates:
Series 2006-GG7, Cl. AJ, 5.89%, 7/10/38(1)                                            6,150,000                        5,948,203
Series 2006-GG7, Cl. AM, 5.89%, 7/1/38(1)                                               615,000                          639,279
--------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. AM, 5.867%,
12/1/49                                                                               5,550,000                        5,474,319
--------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations:
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                                                 775,000                          834,592
Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                                                 525,000                          529,451
Series 2011-GC3, Cl. D, 5.728%, 3/1/44                                                3,130,000                        2,983,644
--------------------------------------------------------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4, Collateralized Asset-
Backed Bonds, Series 2005-4, Cl. 1A1A, 0.79%, 5/25/35(1)                              5,615,144                        4,427,712
--------------------------------------------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg.
Pass-Through Certificates, Series 2005-AR23, Cl. 6A1,
5.21%, 11/1/35(1)                                                                     1,793,074                        1,402,372
--------------------------------------------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust 2005-AR31, Mtg.
Pass-Through Certificates, Series 2005-AR31, Cl. 2 A2,
2.641%, 1/1/36(1, 19)                                                                   107,287                            2,228
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2006-CIBC15, Cl. AM, 5.855%, 6/1/43                                              775,000                          781,200
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47                                              7,216,000                        6,352,827
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                                               2,315,000                        2,444,386
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                                              6,400,000                        6,331,759
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                                            1,405,000                        1,430,597
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(3)                                         1,390,000                        1,404,003
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                                7,075,000                        7,284,321
Series 2008-C2, Cl. AM, 6.568%, 2/1/51(1)                                             4,990,000                        4,765,000
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(2)                                              860,000                          826,569
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(2)                                               575,000                          572,453
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Trust 2006-LDP7, Commercial Mtg. Pass-Through
Certificates, Series 2006-LDP7, 5.863%, 4/1/45(1)                                       695,000                          719,301
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Trust 2007-CB19, Commercial Mtg. Pass-Through
Certificates, Series 2007-CB19, Cl. AM, 5.738%, 2/1/49(1)                             6,465,000                        6,427,125

8 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Trust 2007-LDP11, Commercial Mtg. Pass-Through
Certificates, Series 2007-LDP11, Cl. ASB, 5.818%,
6/1/49(1)                                                                       $       570,000                      $   603,733
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
Certificates, Series 2006-A7, Cl. 2A2, 5.653%, 1/1/37(1)                                387,346                          285,626
--------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C2, Commercial
Mtg. Pass-Through Certificates, Series 2007-C2, Cl. AM,
5.493%, 2/11/40                                                                       2,950,000                        2,899,700
--------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial
Mtg. Pass-Through Certificates, Series 2007-C6, Cl.
AM, 6.114%, 7/11/40                                                                   5,855,000                        5,846,647
--------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial
Mtg. Pass-Through Certificates, Series 2008-C1, Cl.
AM, 6.092%, 4/11/41(1)                                                                2,610,000                        2,663,329
--------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Mtg.-Backed
Security, 6%, 5/1/29                                                                     92,480                           20,412
--------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                      286,517                          293,882
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. AJ,
5.659%, 5/1/39(1)                                                                     3,845,000                        3,810,429
--------------------------------------------------------------------------------------------------------------------------------
ML-CFC Commercial Mortgage Trust 2006-3, Commercial
Mtg. Pass-Through Certificates, Series 2006-3, Cl. AJ,
5.485%, 7/1/46                                                                        2,890,000                        2,648,047
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2006-IQ12, Commercial
Mtg. Pass-Through Certificates, Series 2006-IQ12, Cl.
AJ, 5.399%, 12/1/43                                                                   5,609,000                        5,075,819
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ15, Commercial
Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl.
AM, 6/1/49(1)                                                                         5,875,000                        5,860,193
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ16, Commercial
Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl.
AM, 6.11%, 12/1/49(1)                                                                   525,000                          539,373
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-
Through Certificates, Series 2006-HQ10, Cl. AM, 5.36%,
11/1/41                                                                               8,500,000                        8,704,842
--------------------------------------------------------------------------------------------------------------------------------
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-
Through Certificates, Series 2005-QA4, Cl. A32,
3.271%, 4/25/35(1)                                                                      123,970                           21,391
--------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A12, Mtg.
Pass-Through Certificates, Series 2006-A12, Cl. 1A,
6.25%, 11/1/36                                                                          783,760                          590,216
--------------------------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 2A1, 5.824%, 2/1/37(1)                              10,540,673                        8,039,877
--------------------------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
Pass-Through Certificates, 5.344%, 7/1/37(1)                                          7,281,681                        5,194,962
--------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2006-C23, Cl. AJ, 5.515%, 1/1/45                                               4,510,000                        4,502,629
Series 2006-C25, Cl. AJ, 5.738%, 5/1/43(1)                                            4,220,000                        4,167,039
--------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR15
Trust, Mtg. Pass-Through Certificates, Series 2006-
AR15, Cl. 1A, 1.152%, 11/1/46(1)                                                      1,267,416                          900,393

9 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-OA3
Trust, Mtg. Pass-Through Certificates, Series 2007-OA3,
Cl. 5A, 2.734%, 4/1/47(1)                                                       $       895,791                      $   544,751
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-W Trust,
Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2,
2.762%, 11/1/34(1)                                                                    1,063,809                          179,474
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR1, Cl.
1A1, 2.739%, 2/1/35(1)                                                                4,149,697                        3,752,268
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
1A3, 2.854%, 4/25/36(1)                                                               2,648,535                        2,502,548
                                                                                                                     -----------
                                                                                                                     188,002,044
--------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY-0.6%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2006-2, Cl. AJ,
5.775%, 5/1/45(1)                                                                     4,295,000                        4,257,263
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust 2006-C5,
Commercial Mtg. Pass-Through Certificates, Series
2006-C5, Cl. AJ, 5.482%, 10/1/49                                                      5,792,000                        5,485,525
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg.
Pass-Through Certificates, Series 2006-AR3, Cl. 1 A2A,
5.75%, 6/1/36(1)                                                                      1,637,681                        1,497,664
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Trust 2006-CIBC16, Commercial Mtg. Pass-Through
Certificates, Series 2006-CIBC16, Cl. AM, 5.593%,
5/1/45                                                                                  395,000                          393,401
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR15
Trust, Mtg. Pass-Through Certificates, Series 2005-
AR15, Cl. 1A2, 5.055%, 9/1/35(1)                                                        490,580                          480,611
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 2.825%, 3/25/36(1)                                                               3,640,552                        3,247,887
                                                                                                                     -----------
                                                                                                                      15,362,351
--------------------------------------------------------------------------------------------------------------------------------
OTHER-0.1%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                                 2,315,000                        2,453,617
--------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL-4.3%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM,
5.809%, 2/1/51(1)                                                                     3,960,000                        3,994,048
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 12A2, 2.833%, 5/1/34(1)                              3,472,386                        3,054,559
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through
Certificates, Series 2004-9, Cl. 23A1, 4.976%, 11/1/34(1)                             1,218,143                        1,218,618
--------------------------------------------------------------------------------------------------------------------------------
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
3.573%, 2/1/37(1)                                                                     1,566,221                        1,590,659
--------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-HYB7, Mtg. Pass-
Through Certificates, Series 2005-HYB7, Cl. 6A1,
5.446%, 11/1/35(1)                                                                    7,517,336                        5,832,291

10 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-
Through Certificates, Series 2005-J4, Cl. A7, 5.50%,
11/1/35                                                                         $     2,016,549                      $ 1,852,656
--------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-
Through Certificates, Series 2006-6, Cl. A3, 6%,
4/1/36                                                                                  948,746                          915,735
--------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-
Through Certificates, Series 2007-HY3, Cl. 1A1, 3.41%,
6/1/47(1)                                                                             2,248,942                        1,465,996
--------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-
Through Certificates, Series 2007-HY4, Cl. 1A1,
5.783%, 9/1/47(1)                                                                     2,049,565                        1,486,262
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-
Through Certificates, Series 2005-2, Cl. 1A3, 4.96%,
5/1/35(1)                                                                             2,735,604                        2,494,981
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-
Through Certificates, Series 2005-3, Cl. 2A4, 5.111%,
8/1/35(1)                                                                             5,470,787                        4,485,168
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. AMFX, 5.366%,
12/1/49                                                                               6,060,000                        5,724,969
--------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real
Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21                                 1,772,210                        1,737,136
--------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2006-43CB, Mtg.
Pass-Through Certificates, Series 2006-43CB, Cl. 1A10,
6%, 2/1/37                                                                           10,915,579                        7,506,567
--------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 2A1, 2.895%, 5/1/34(1)                               3,471,694                        3,151,691
--------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 4A1, 5.269%,
11/1/35(1)                                                                            3,596,171                        3,032,382
--------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                                     1,522,347                        1,490,126
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-
Through Certificates, Series 2006-S4, Cl. A6, 5.71%,
12/1/36                                                                                 318,042                          288,626
--------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
Mtg. Pass-Through Certificates, Series 2007-C7, Cl.
AM, 6.166%, 9/11/45(1)                                                               10,430,000                       10,624,755
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series MLCC 2006-3, Cl.
2A1, 5.866%, 10/25/36(1)                                                              1,945,046                        1,848,382
--------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36                                                2,196,382                        1,403,188
Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                   43,903                           28,048
--------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-
Through Certificates, Series 2007-QS6, Cl. A28, 5.75%,
4/25/37                                                                               1,044,612                          676,632
--------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A14, Mtg.
Pass-Through Certificates, Series 2005-A14, Cl. A1,
5.50%, 12/1/35                                                                        3,629,608                        3,131,584
--------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A6CB, Mtg.
Pass-Through Certificates, Series 2005-A6CB, Cl. A7,
6%, 6/1/35                                                                            4,905,592                        4,419,671
--------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR12
Trust, Mtg. Pass-Through Certificates, Series 2007-
AR12, Cl. 1A8, 2.725%, 10/1/35(1)                                                     2,632,004                        2,266,339

11 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR10
Trust, Mtg. Pass-Through Certificates, Series 2006-
AR10, Cl. 1A2, 5.846%, 9/1/36(1)                                                $     1,604,790                     $  1,429,786
--------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY1
Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 3.648%, 2/1/37(1)                                          15,121,137                       12,136,852
Series 2007-HY1, Cl. 5A1, 5.485%, 2/1/37(1)                                           9,077,416                        7,592,610
--------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5
Trust, Mtg. Pass-Through Certificates, Series 2007-
HY5, Cl. 3A1, 5.731%, 5/1/37(1)                                                       1,189,958                        1,100,003
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR16
Trust, Mtg. Pass-Through Certificates, Series 2005-
AR16, Cl. 2A1, 2.759%, 10/1/35(1)                                                     1,609,503                        1,504,892
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR14
Trust, Mtg. Pass-Through Certificates, Series 2006-
AR14, Cl. 1A2, 5.713%, 10/1/36(1)                                                     4,186,365                        3,833,009
                                                                                                                    ------------
                                                                                                                     103,318,221
                                                                                                                    ------------
Total Mortgage-Backed Obligations (Cost $476,024,280)                                                                484,740,662

--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-3.1%
Federal Home Loan Mortgage Corp. Nts.:
1.125%, 7/27/12                                                                      17,545,000                       17,685,342
5%, 2/16/17                                                                           6,500,000                        7,267,910
5.125%, 11/17/17                                                                      4,000,000                        4,506,248
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
1.125%, 7/30/12                                                                      16,180,000                       16,303,502
4.375%, 10/15/15(8)                                                                   4,000,000                        4,363,012
5.375%, 6/12/17                                                                       6,500,000                        7,410,436
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 0.13%, 6/2/11(8,9)                                              16,800,000                       16,798,354
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 4.833%, 2/15/16(9,10)                                    2,116,000                        1,895,081
                                                                                                                    ------------
Total U.S. Government Obligations (Cost $75,896,533)                                                                  76,229,885
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS-21.3%
--------------------------------------------------------------------------------------------------------------------------------
ARGENTINA-0.8%
Argentina (Republic of) Bonds:
2.50%, 12/31/38(1)                                                                    4,155,000                        1,813,658
7%, 10/3/15                                                                          10,135,000                        9,552,238
Series VII, 7%, 9/12/13                                                               2,950,000                        2,994,414
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Sr. Unsec. Nts., 13.692%,
1/30/14(1)                                                                            1,280,000  ARP                     301,963
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Sr. Unsec. Unsub. Nts.,
9.083%, 12/31/33(1)                                                                  12,683,841  ARP                   4,165,186
--------------------------------------------------------------------------------------------------------------------------------
Provincia de Buenos Aires Sr. Unsec. Unsub. Nts.,
10.875%, 1/26/21(3)                                                                   1,675,000                        1,560,263
                                                                                                                    ------------
                                                                                                                      20,387,722
--------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA-0.3%
Australia (Commonwealth of) Sr. Unsec. Bonds:
Series 119, 6.25%, 4/15/15                                                              730,000  AUD                     786,132
Series 120, 6%, 2/15/17                                                                 435,000  AUD                     465,641
--------------------------------------------------------------------------------------------------------------------------------

12 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
New South Wales Treasury Corp. Sr. Unsec. Unsub. Nts.,
Series 16, 6%, 4/1/16                                                                 3,910,000  AUD                 $ 4,114,011
--------------------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Sr. Unsec. Unsub. Nts.,
Series 16, 6%, 4/21/16                                                                  895,000  AUD                     936,951
                                                                                                                    ------------
                                                                                                                       6,302,735
--------------------------------------------------------------------------------------------------------------------------------
AUSTRIA-0.1%
Austria (Republic of) Bonds, 4.35%, 3/15/19(2)                                          615,000  EUR                     917,324
--------------------------------------------------------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub. Bonds, Series
2, 4.65%, 1/15/18                                                                       645,000  EUR                     981,926
                                                                                                                    ------------
                                                                                                                       1,899,250
--------------------------------------------------------------------------------------------------------------------------------
BELGIUM-0.1%
Belgium (Kingdom of) Sr. Bonds, Series 40, 5.50%,
9/28/17                                                                               1,920,000  EUR                   2,973,246
--------------------------------------------------------------------------------------------------------------------------------
BELIZE-0.0%
Belize (Government of) Unsec. Unsub. Bonds, 6%,
2/20/29(1,2)                                                                            500,000                          421,250
--------------------------------------------------------------------------------------------------------------------------------
BRAZIL-2.4%
Brazil (Federal Republic of) Nota Do Tesouro Nacional
Nts.:
10%, 1/1/17                                                                          61,453,000  BRR                  33,371,559
10%, 1/1/21                                                                          33,538,000  BRR                  17,426,109
11.879%, 5/15/45(11)                                                                  6,470,000  BRR                   8,250,758
                                                                                                                    ------------
                                                                                                                      59,048,426
--------------------------------------------------------------------------------------------------------------------------------
CANADA-0.3%
Canada (Government of) Nts.:
3%, 12/1/15                                                                           4,645,000  CAD                   4,863,284
3.75%, 6/1/19                                                                         1,185,000  CAD                   1,269,386
4%, 6/1/17                                                                            1,735,000  CAD                   1,898,138
                                                                                                                    ------------
                                                                                                                       8,030,808
--------------------------------------------------------------------------------------------------------------------------------
COLOMBIA-0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(2)                               3,058,000,000  COP                   1,899,833
--------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Bonds, 7.375%, 9/18/37                                         1,925,000                        2,295,563
--------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19                                      1,980,000                        2,385,900
--------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41                              3,050,000                        3,126,250
--------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Sr. Unsec. Unsub. Bonds, 7.75%, 4/14/21                    1,503,000,000  COP                     870,238
--------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17                                   1,340,000                        1,587,900
                                                                                                                    ------------
                                                                                                                      12,165,684
--------------------------------------------------------------------------------------------------------------------------------
DENMARK-0.0%
Denmark (Kingdom of) Bonds, 4%, 11/15/19                                              4,755,000  DKK                     943,022
--------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC-0.1%
Dominican Republic Bonds, 7.50%, 5/6/21(2)                                            1,700,000                        1,738,250
--------------------------------------------------------------------------------------------------------------------------------
FINLAND-0.0%
Finland (Republic of) Sr. Unsec. Unsub. Nts., 3.875%,
9/15/17                                                                                 455,000  EUR                     670,157
--------------------------------------------------------------------------------------------------------------------------------
FRANCE-0.0%
France (Government of) Bonds, 4%, 4/25/60                                               390,000  EUR                     529,932
--------------------------------------------------------------------------------------------------------------------------------
GERMANY-0.7%
Germany (Federal Republic of) Bonds:
0.50%, 6/15/12                                                                        1,455,000  EUR                   2,038,835

13 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
3.50%, 7/4/19                                                                         2,755,000  EUR                 $ 3,984,103
Series 07, 4.25%, 7/4/39                                                                775,000  EUR                   1,177,620
Series 08, 4.25%, 7/4/18                                                              3,145,000  EUR                   4,790,462
Series 157, 2.25%, 4/10/15                                                            2,920,000  EUR                   4,112,912
                                                                                                                    ------------
                                                                                                                      16,103,932
--------------------------------------------------------------------------------------------------------------------------------
GHANA-0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17(2)                                          1,375,000                        1,560,625
--------------------------------------------------------------------------------------------------------------------------------
GREECE-0.4%
Hellenic Republic Bonds:
4.30%, 3/20/12                                                                        2,655,000  EUR                   3,469,162
4.60%, 5/20/13                                                                          245,000  EUR                     281,006
--------------------------------------------------------------------------------------------------------------------------------
Hellenic Republic Sr. Unsec. Unsub. Bonds:
30 yr., 4.50%, 9/20/37                                                                5,280,000  EUR                   4,146,957
30 yr., 4.60%, 9/20/40                                                                2,330,000  EUR                   1,830,332
                                                                                                                    ------------
                                                                                                                       9,727,457
--------------------------------------------------------------------------------------------------------------------------------
HUNGARY-0.8%
Hungary (Republic of) Bonds:
Series 15/A, 8%, 2/12/15                                                            831,310,000  HUF                   4,628,604
Series 16/C, 5.50%, 2/12/16                                                         848,300,000  HUF                   4,281,701
Series 17/B, 6.75%, 2/24/17                                                         299,200,000  HUF                   1,577,562
Series 19/A, 6.50%, 6/24/19                                                         675,000,000  HUF                   3,461,859
--------------------------------------------------------------------------------------------------------------------------------
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%,
3/29/21                                                                               5,865,000                        5,892,354
                                                                                                                    ------------
                                                                                                                      19,842,080
--------------------------------------------------------------------------------------------------------------------------------
INDONESIA-0.5%
Indonesia (Republic of) Nts., 6.875%, 1/17/18(2)                                      5,270,000                        6,020,975
--------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%,
1/17/38(2)                                                                            2,540,000                        3,054,350
--------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds,
6.625% 2/17/37(2)                                                                     1,360,000                        1,475,600
--------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(2)                               2,030,000                        2,633,925
                                                                                                                    ------------
                                                                                                                      13,184,850
--------------------------------------------------------------------------------------------------------------------------------
ITALY-0.5%
Italy (Republic of) Bonds:
3.75%, 3/1/21                                                                         1,820,000  EUR                   2,379,848
4%, 9/1/20                                                                            2,815,000  EUR                   3,787,237
5%, 9/1/40                                                                              615,000  EUR                     799,050
--------------------------------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds, 3.75%, 12/15/13                                   3,075,000  EUR                   4,419,904
                                                                                                                    ------------
                                                                                                                      11,386,039
--------------------------------------------------------------------------------------------------------------------------------
IVORY COAST-0.0%
Ivory Coast (Republic of) Sr. Unsec. Bonds, 2.50%,
12/31/32(2,4)                                                                         1,160,000                          548,100
--------------------------------------------------------------------------------------------------------------------------------
JAPAN-2.6%
Japan (Government of) Bonds, 20 yr., Series 112,
2.10%, 6/20/29                                                                      754,000,000  JPY                   9,242,365
--------------------------------------------------------------------------------------------------------------------------------
Japan (Government of) Sr. Unsec. Bonds:
2 yr., 0.20%, 1/15/12                                                               918,000,000  JPY                  11,040,037
5 yr., 0.50%, 12/20/14                                                              933,000,000  JPY                  11,275,347
10 yr., Series 308, 1.30%, 6/20/20                                                  822,000,000  JPY                  10,023,765

14 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
Japan (Government of) Sr. Unsec. Unsub. Bonds:
5 yr., Series 91, 0.40%, 9/20/15                                                  1,184,000,000  JPY                 $14,211,573
10yr., Series 311, 0.80%, 9/20/20                                                   589,000,000  JPY                   6,847,029
                                                                                                                    ------------
                                                                                                                      62,640,116
--------------------------------------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH-1.2%
Korea (Republic of) Sr. Unsec. Bonds, Series 2006, 5%,
6/10/20                                                                          11,491,000,000  KRW                  10,928,816
--------------------------------------------------------------------------------------------------------------------------------
Korea (Republic of) Sr. Unsec. Monetary Stabilization
Bonds:
Series 1208, 3.81%, 8/2/12                                                       10,222,000,000  KRW                   9,357,163
Series 1210, 3.28%, 10/2/12                                                       4,948,000,000  KRW                   4,494,906
--------------------------------------------------------------------------------------------------------------------------------
Korea (Republic of) Sr. Unsec. Unsub. Nts.:
5.125%, 12/7/16                                                                       1,635,000                        1,752,279
7.125%, 4/16/19                                                                       1,520,000                        1,795,384
                                                                                                                    ------------
                                                                                                                      28,328,548
--------------------------------------------------------------------------------------------------------------------------------
MALAYSIA-0.4%
1Malaysia Sukuk Global Bhd Sr. Unsec. Unsub. Nts.,
3.928%, 6/4/15(2)                                                                     2,470,000                        2,577,727
--------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 0110, 3.835%,
8/12/15                                                                               2,995,000  MYR                     999,675
--------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Sr. Unsec. Bonds, Series
0309, 2.711%, 2/14/12                                                                20,900,000  MYR                   6,897,431
                                                                                                                    ------------
                                                                                                                      10,474,833
--------------------------------------------------------------------------------------------------------------------------------
MEXICO-1.8%
United Mexican States Bonds:
5.625%, 1/15/17                                                                       3,705,000                        4,105,140
Series M, 6.50%, 6/10/21(1)                                                          58,270,000  MXN                   4,507,367
Series M20, 7.50%, 6/3/27                                                           129,280,000  MXN                  10,274,404
Series M10, 7.75%, 12/14/17                                                          11,130,000  MXN                     968,200
Series M10, 8%, 12/17/15                                                             44,000,000  MXN                   3,859,750
Series M20, 10%, 12/5/24                                                            181,400,000  MXN                  18,055,434
--------------------------------------------------------------------------------------------------------------------------------
United Mexican States Sr. Nts., 5.75%, 10/12/2110                                     1,170,000                        1,060,020
                                                                                                                    ------------
                                                                                                                      42,830,315
--------------------------------------------------------------------------------------------------------------------------------
NORWAY-0.0%
Norway (Kingdom of) Bonds, Series 471, 5%, 5/15/15                                    1,515,000  NOK                     291,705
--------------------------------------------------------------------------------------------------------------------------------
PANAMA-0.3%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                                        2,740,000                        3,198,950
8.875%, 9/30/27                                                                         110,000                          149,050
9.375%, 4/1/29                                                                        1,100,000                        1,556,500
--------------------------------------------------------------------------------------------------------------------------------
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26                                    1,175,000                        1,400,013
                                                                                                                    ------------
                                                                                                                       6,304,513
--------------------------------------------------------------------------------------------------------------------------------
PERU-0.1%
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20(2)                                 6,530,000  PEN                   2,411,480
--------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES-0.0%
Philippines (Republic of the) Sr. Unsec. Unsub. Nts.,
4.95%, 1/15/21                                                                       40,000,000  PHP                     905,924
--------------------------------------------------------------------------------------------------------------------------------
POLAND-1.6%
Poland (Republic of) Bonds:
Series 0415, 5.50%, 4/25/15                                                          59,585,000  PLZ                  20,888,974

15 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
Series 0416, 5%, 4/25/16                                                             32,995,000  PLZ                 $11,300,137
Series 1015, 6.25%, 10/24/15                                                         16,725,000  PLZ                   6,024,876
Series 1017, 5.25%, 10/25/17                                                            380,000  PLZ                     128,820
                                                                                                                    ------------
                                                                                                                      38,342,807
--------------------------------------------------------------------------------------------------------------------------------
QATAR-0.1%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20(2)                                          1,595,000                        1,663,585
--------------------------------------------------------------------------------------------------------------------------------
Qatar (State of) Sr. Unsec. Nts., 6.40%, 1/20/40(2)                                     750,000                          793,125
                                                                                                                    ------------
                                                                                                                       2,456,710
--------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA-1.7%
South Africa (Republic of) Bonds:
5.50%, 3/9/20                                                                         1,795,000                        1,909,431
Series R208, 6.75%, 3/31/21                                                          33,370,000  ZAR                   4,320,081
Series R207, 7.25%, 1/15/20                                                         115,470,000  ZAR                  15,637,915
Series R204, 8%, 12/21/18                                                            44,800,000  ZAR                   6,397,917
Series R186, 10.50%, 12/21/26                                                        69,680,000  ZAR                  11,608,183
                                                                                                                    ------------
                                                                                                                      39,873,527
--------------------------------------------------------------------------------------------------------------------------------
SPAIN-0.2%
Spain (Kingdom of) Bonds, 5.50%, 7/30/17                                              2,010,000  EUR                   2,972,613
--------------------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Sr. Unsub. Bonds, 4.10%, 7/30/18                                   1,485,000  EUR                   2,018,688
                                                                                                                    ------------
                                                                                                                       4,991,301
--------------------------------------------------------------------------------------------------------------------------------
SRI LANKA-0.1%
Sri Lanka (Democratic Socialist Republic of) Sr.
Unsec. Nts., 6.25%, 10/4/20(2)                                                        1,330,000                        1,300,075
--------------------------------------------------------------------------------------------------------------------------------
SWEDEN-0.0%
Sweden (Kingdom of) Bonds, Series 1051, 3.75%, 8/12/17                                4,580,000  SEK                     747,306
--------------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS-0.1%
Netherlands (Kingdom of the) Bonds, 4%, 7/15/18                                       1,020,000  EUR                   1,509,180
--------------------------------------------------------------------------------------------------------------------------------
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17                                       775,000  EUR                   1,181,956
                                                                                                                    ------------
                                                                                                                       2,691,136
--------------------------------------------------------------------------------------------------------------------------------
TURKEY-1.4%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                                         3,440,000                        3,852,800
6.875%, 3/17/36                                                                       2,645,000                        2,812,958
7%, 3/11/19                                                                           1,360,000                        1,543,600
10.50%, 1/15/20(1)                                                                    1,935,000  TRY                   1,342,801
11%, 8/6/14                                                                          10,610,000  TRY                   7,283,831
Series CPI, 14.419%, 8/14/13(1)                                                       6,930,000  TRY                   6,553,825
--------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7%, 6/5/20                                                                            1,225,000                        1,390,375
7.50%, 7/14/17                                                                        1,780,000                        2,073,700
--------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19                                  2,120,000                        2,480,400
--------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Unsec. Nts.:
6%, 1/14/41                                                                           2,440,000                        2,293,600
6.75%, 5/30/40                                                                        1,745,000                        1,819,163
7.25%, 3/5/38                                                                         1,180,000                        1,308,325
                                                                                                                    ------------
                                                                                                                      34,755,378

16 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
UKRAINE-0.4%
Financing of Infrastructural Projects State Enterprise
Gtd. Nts., 8.375%, 11/3/17(3)                                                   $     1,980,000                      $ 2,088,900
--------------------------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Sr. Unsec. Nts., 7.95%, 2/23/21(2)                              1,800,000                        1,865,250
--------------------------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Bonds, 7.75%, 9/23/20(2)                                        2,010,000                        2,082,863
--------------------------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17(2)                               510,000                          519,690
--------------------------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Sr. Unsec. Unsub. Bonds, 6.58%,
11/21/16(2)                                                                              55,000                           56,169
--------------------------------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Unsec. Bonds, 6.385%, 6/26/12(2)                                2,910,000                        3,036,585
                                                                                                                    ------------
                                                                                                                       9,649,457
--------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM-0.4%
United Kingdom Treasury Bonds:
2.25%, 3/7/14                                                                         1,410,000  GBP                   2,290,101
4.75%, 3/7/20                                                                         2,095,000  GBP                   3,657,233
4.75%, 12/7/38                                                                        1,510,000  GBP                   2,583,828
                                                                                                                    ------------
                                                                                                                       8,531,162
--------------------------------------------------------------------------------------------------------------------------------
URUGUAY-0.4%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                                 2,325,000                        2,790,000
--------------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Sr. Nts., 6.875%,
9/28/25                                                                               1,950,000                        2,252,250
--------------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds, 8%,
11/18/22                                                                              3,475,000                        4,343,750
                                                                                                                    ------------
                                                                                                                       9,386,000
--------------------------------------------------------------------------------------------------------------------------------
VENEZUELA-0.9%
Venezuela (Republic of) Bonds, 9%, 5/7/23                                             2,800,000                        1,932,000
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
8.25%, 10/13/24                                                                       1,160,000                          752,840
8.50%, 10/8/14                                                                        1,875,000                        1,719,375
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19                                                                       4,635,000                        3,205,103
12.75%, 8/23/22                                                                         390,000                          339,300
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38                                                                           2,860,000                        1,623,050
7.65%, 4/21/25                                                                        6,935,000                        4,247,688
9.375%, 1/13/34                                                                       2,040,000                        1,397,400
--------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18(2)                              5,465,000                        5,273,725
                                                                                                                    ------------
                                                                                                                      20,490,481
                                                                                                                    ------------
Total Foreign Government Obligations (Cost $489,582,079)                                                             514,866,339
--------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS-0.5%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.25%, 2/15/18(1,5)                                                 620,000                          632,400
--------------------------------------------------------------------------------------------------------------------------------
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan:
Tranche B, 4.125%, 10/19/15(1,5,12)                                                   3,607,583                        2,705,687
Tranche B, 4.125%, 10/19/15(1,12)                                                     6,246,478                        4,684,859
--------------------------------------------------------------------------------------------------------------------------------

17 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 12.50%, 7/20/15                                             $     3,186,875                      $ 3,425,891
                                                                                                                    ------------
Total Loan Participations (Cost $9,466,192)                                                                           11,448,837
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-30.3%
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-4.5%
--------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS-0.3%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec.
Unsub. Nts., 8/15/20                                                                  2,710,000                        2,913,250
--------------------------------------------------------------------------------------------------------------------------------
Tower Automotive Holdings USA LLC/TA Holdings Finance,
Inc., 10.625% Sr. Sec. Nts., 9/1/17(3)                                                5,372,000                        6,016,640
                                                                                                                    ------------
                                                                                                                       8,929,890
--------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES-0.1%
Ford Motor Credit Co. LLC, 5.75% Sr. Unsec. Unsub.
Nts., 2/1/21                                                                          2,385,000                        2,356,056
--------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-1.6%
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts.,
1/15/15(2)                                                                            1,285,000                        1,249,663
--------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts.,
12/15/18                                                                              9,717,000                        8,915,348
--------------------------------------------------------------------------------------------------------------------------------
HOA Restaurants Group LLC/HOA Finance Corp., 11.25%
Sr. Sec. Nts., 4/1/17(2)                                                              2,635,000                        2,700,875
--------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                       1,815,000                        1,810,463
7.75% Sr. Unsec. Nts., 3/15/19(2)                                                     2,715,000                        2,715,000
--------------------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc., 11.625% Sr. Sec. Nts.,
12/1/15                                                                               2,500,000                        2,706,250
--------------------------------------------------------------------------------------------------------------------------------
Mashantucket Pequot Tribe, 8.50% Bonds, Series A,
11/15/15(2,4)                                                                         6,335,000                          665,175
--------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                              1,885,000                        1,809,600
6.625% Sr. Unsec. Nts., 7/15/15                                                       3,885,000                        3,700,463
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts.,
4/1/12                                                                                4,275,000                        3,836,813
--------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub.
Nts., 8/15/19                                                                         2,510,000                        2,782,963
--------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(3,4)                                         250,000                                -
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts.,
2/1/14(4)                                                                            10,465,000                            1,047
--------------------------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                  2,545,000                        2,385,938
--------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%
Sec. Nts., 8/15/20                                                                    2,545,000                        2,710,425
                                                                                                                    ------------
                                                                                                                      37,990,023
--------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.3%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                       1,060,000                        1,049,400
9.125% Sr. Nts., 5/15/19(2)                                                           2,800,000                        2,845,500
--------------------------------------------------------------------------------------------------------------------------------
Reynolds Group Issuer, Inc. Trust/Reynolds Group
Issuer LLC/Reynolds Group Issuer Luxembourg SA, 8.50%
Sr. Nts., 5/15/18(2)                                                                    995,000                        1,012,413
--------------------------------------------------------------------------------------------------------------------------------
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg SA, 9% Sr. Nts.,
4/15/19(2)                                                                            1,635,000                        1,700,400
                                                                                                                    ------------
                                                                                                                       6,607,713

18 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.4%
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18(2)                               $     9,580,000                      $ 9,460,250
--------------------------------------------------------------------------------------------------------------------------------
MEDIA-1.6%
Affinion Group Holdings, Inc., 11.625% Sr. Nts.,
11/15/15(2)                                                                           1,770,000                        1,809,825
--------------------------------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18(2)                                    3,055,000                        2,886,975
--------------------------------------------------------------------------------------------------------------------------------
Belo (A.H.) Corp.:
7.25% Sr. Unsec. Unsub. Bonds, 9/15/27                                                  465,000                          415,013
7.75% Sr. Unsec. Unsub. Debs., 6/1/27                                                 2,983,000                        2,729,445
--------------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% Sr. Nts., 1/15/19(2)                                                                 800,000                          822,000
7% Sr. Unsec. Unsub. Nts., 1/15/19                                                      640,000                          659,200
--------------------------------------------------------------------------------------------------------------------------------
Cengage Learning Acquisitions, Inc., 10.50% Sr. Nts.,
1/15/15(2)                                                                            5,325,000                        5,458,125
--------------------------------------------------------------------------------------------------------------------------------
Cequel Communications Holdings I LLC, 8.625% Sr.
Unsec. Nts., 11/15/17(2)                                                              2,350,000                        2,461,625
--------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 10.75% Sr. Unsec.
Unsub. Nts., 8/1/16                                                                   3,610,000                        3,456,575
--------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.75% Sr. Sec. Nts.,
8/1/17                                                                                  640,000                          684,800
--------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15                                  4,980,000                        5,322,375
--------------------------------------------------------------------------------------------------------------------------------
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18(3)                                      965,000                        1,071,150
--------------------------------------------------------------------------------------------------------------------------------
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-
Wurttemberg GmbH & Co. KG, 7.50% Sr. Sec. Nts.,
3/15/19(2)                                                                            1,595,000                        1,642,850
--------------------------------------------------------------------------------------------------------------------------------
Newport Television LLC/NTV Finance Corp., 13.509% Sr.
Nts., 3/15/17(3,12)                                                                   2,666,531                        2,696,529
--------------------------------------------------------------------------------------------------------------------------------
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
8.875% Sec. Nts., 4/15/17                                                             1,780,000                        1,935,750
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Television Group, Inc., 8.375% Sr. Nts.,
10/15/18(2)                                                                           2,630,000                        2,794,375
--------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 7.875% Sr. Sec. Nts.,
11/1/20(2)                                                                              460,000                          488,750
--------------------------------------------------------------------------------------------------------------------------------
Visant Corp., 10% Sr. Unsec. Nts., 10/1/17                                              600,000                          651,000
                                                                                                                    ------------
                                                                                                                      37,986,362
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-0.1%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21(5)                                      2,790,000                        2,866,725
--------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-0.1%
Jones Group, Inc. (The)/Jones Apparel Group Holdings,
Inc./Jones Apparel Group USA, Inc./JAG Footwear,
Accessories & Retail Corp., 6.875% Sr. Unsec. Unsub.
Nts., 3/15/19                                                                         2,390,000                        2,351,163
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES-1.2%
--------------------------------------------------------------------------------------------------------------------------------
BEVERAGES-0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec.
Unsub. Nts., 7/24/17(1)                                                               2,080,000  BRR                   1,251,707
--------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.1%
Cencosud SA, 5.50% Sr. Unsec. Nts., 1/20/21(2)                                        2,065,000                        2,041,756
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Nts., 5/31/09(3,4,12)                                           142,981                                -
                                                                                                                    ------------
                                                                                                                       2,041,756
--------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS-1.0%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts.,
5/15/16(2)                                                                            3,850,000                        4,196,500
--------------------------------------------------------------------------------------------------------------------------------
Arcor, 7.25% Sr. Unsec. Nts., 11/9/17(2)                                                785,000                          832,100
--------------------------------------------------------------------------------------------------------------------------------
ASG Consolidated LLC, 15% Sr. Nts., 5/15/17(2,12)                                     4,340,291                        4,741,768
--------------------------------------------------------------------------------------------------------------------------------
Blue Merger Sub, Inc., 7.625% Sr. Nts., 2/15/19(2)                                    2,705,000                        2,755,719

19 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17(2)                     $     2,830,000                      $ 2,957,350
--------------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15(2)                                            3,798,000                        4,082,850
--------------------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., 7.875% Sr. Nts., 12/15/18(2)                                   2,425,000                        2,364,375
--------------------------------------------------------------------------------------------------------------------------------
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15(3)                        2,540,000                        2,774,950
                                                                                                                    ------------
                                                                                                                      24,705,612
--------------------------------------------------------------------------------------------------------------------------------
ENERGY-4.9%
--------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-0.3%
Precision Drilling Corp., 6.625% Sr. Unsec. Nts.,
11/15/20(2)                                                                           2,295,000                        2,369,588
--------------------------------------------------------------------------------------------------------------------------------
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17                                 2,440,000                        2,647,400
--------------------------------------------------------------------------------------------------------------------------------
Vantage Drilling Co., 11.50% Sr. Sec. Nts., 8/1/15(2)                                 2,565,000                        2,859,975
                                                                                                                    ------------
                                                                                                                       7,876,963
--------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-4.6%
Afren plc, 11.50% Sr. Sec. Nts., 2/1/16(2)                                            1,705,000                        1,803,038
--------------------------------------------------------------------------------------------------------------------------------
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15(2)                             1,500,000                        1,638,900
--------------------------------------------------------------------------------------------------------------------------------
Antero Resources Finance Corp., 9.375% Sr. Unsec.
Nts., 12/1/17                                                                         2,955,000                        3,235,725
--------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts.,
12/15/15                                                                              2,285,000                        2,377,828
--------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15                                    5,090,000                        5,369,950
--------------------------------------------------------------------------------------------------------------------------------
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16                                          2,365,000                        2,672,450
--------------------------------------------------------------------------------------------------------------------------------
BreitBurn Energy Partners LP, 8.625% Sr. Unsec. Nts.,
10/15/20(2)                                                                           2,805,000                        2,952,263
--------------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc.:
8.875% Sr. Unsec. Nts., 2/1/17                                                          885,000                          933,675
9.875% Sr. Nts., 10/1/20(2)                                                           2,715,000                        3,027,225
--------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional del Petroleo, 5.25% Unsec. Nts.,
8/10/20(2)                                                                              815,000                          814,941
--------------------------------------------------------------------------------------------------------------------------------
Gaz Capital SA:
6.212% Sr. Unsec. Unsub. Nts., 11/22/16(2)                                            1,910,000                        2,095,270
7.288% Sr. Sec. Nts., 8/16/37(2)                                                      5,105,000                        5,538,925
8.125% Nts., 7/31/14(2)                                                               1,030,000                        1,181,925
8.146% Sr. Sec. Nts., 4/11/18(2)                                                      2,680,000                        3,172,316
8.625% Sr. Sec. Nts., 4/28/34(2)                                                      1,680,000                        2,089,416
9.25% Sr. Unsec. Unsub. Nts., 4/23/19(2)                                              3,175,000                        3,964,623
--------------------------------------------------------------------------------------------------------------------------------
James River Coal Co., 7.875% Sr. Nts., 4/1/19(2)                                        640,000                          665,600
--------------------------------------------------------------------------------------------------------------------------------
KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds,
4/9/21(2)                                                                             1,775,000                        1,846,000
--------------------------------------------------------------------------------------------------------------------------------
KMG Finance Sub BV:
7% Sr. Unsec. Bonds, 5/5/20(2)                                                        1,150,000                        1,244,875
9.125% Sr. Unsec. Unsub. Nts., 7/2/18(2)                                              3,580,000                        4,349,700
--------------------------------------------------------------------------------------------------------------------------------
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20(2)                                   4,015,000                        4,476,725
--------------------------------------------------------------------------------------------------------------------------------
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20(2)                                                    3,560,000                        3,649,000
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22(2)                                               610,000                          640,500
7.25% Sr. Unsec. Unsub. Nts., 11/5/19(2)                                                595,000                          658,189
--------------------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21(2,5)                                 3,195,000                        3,250,913
--------------------------------------------------------------------------------------------------------------------------------
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(2)                                6,535,000                        7,057,800
--------------------------------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14                                      4,360,000                        4,817,800

20 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec.
Nts., 6/30/21(2)                                                                $     1,190,000                      $ 1,259,913
--------------------------------------------------------------------------------------------------------------------------------
Pan American Energy LLC, 7.875% Sr. Unsec. Nts.,
5/7/21(2)                                                                             2,685,000                        2,903,291
--------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
6.625% Sr. Unsec. Unsub. Nts., 6/15/38                                                1,510,000                        1,510,005
6.625% Unsec. Unsub. Bonds, 6/15/35                                                   1,860,000                        1,873,749
--------------------------------------------------------------------------------------------------------------------------------
Petrobras International Finance Co.:
5.75% Sr. Unsec. Unsub. Nts., 1/20/20                                                 1,120,000                        1,159,760
7.875% Sr. Unsec. Nts., 3/15/19                                                       1,590,000                        1,872,934
--------------------------------------------------------------------------------------------------------------------------------
Petroleos de Venezuela SA, 8.50% Sr. Nts., 11/2/17                                    4,555,000                        3,243,160
--------------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21                                                 1,650,000                        1,683,000
6% Sr. Unsec. Unsub. Nts., 3/5/20                                                     1,380,000                        1,471,770
--------------------------------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr.
Unsec. Nts., 8/14/19(2)                                                               2,380,000                        2,897,650
--------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl.
A3, 6/15/11(2)                                                                          175,591                          175,438
--------------------------------------------------------------------------------------------------------------------------------
PT Adaro Indonesia, 7.625% Nts., 10/22/19(2)                                          2,060,000                        2,286,600
--------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 11.75% Sr. Nts., 1/1/16                                  2,260,000                        2,644,200
--------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
7.50% Sr. Unsec. Unsub. Nts., 10/1/17                                                 1,020,000                        1,091,400
8% Sr. Unsec. Sub. Nts., 5/15/19                                                      2,530,000                        2,801,975
--------------------------------------------------------------------------------------------------------------------------------
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20                                                        2,925,000                        3,202,875
9.875% Sr. Unsec. Nts., 5/15/16(2)                                                    1,290,000                        1,438,350
--------------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14(2)                                          1,068,156                        1,132,246
--------------------------------------------------------------------------------------------------------------------------------
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19(2)                                      1,375,000                        1,376,719
                                                                                                                    ------------
                                                                                                                     111,550,607
--------------------------------------------------------------------------------------------------------------------------------
FINANCIALS-4.7%
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-0.9%
Banco de Credito del Peru, 9.75% Jr. Sub. Nts.,
11/6/69(2)                                                                              800,000                          928,000
--------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 10.25% Sr. Unsec. Sub.
Nts., 3/1/16                                                                            900,000                          879,750
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-
Import Bank of Ukraine, 7.65% Sr. Sec. Bonds, 9/7/11                                    700,000                          710,458
--------------------------------------------------------------------------------------------------------------------------------
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15                                     1,420,000                        1,400,475
--------------------------------------------------------------------------------------------------------------------------------
Nationstar Mortgage LLC/Nationstar Capital Corp.,
10.875% Sr. Nts., 4/1/15(2)                                                           7,205,000                        7,457,175
--------------------------------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15                                                        1,095,000                          966,338
10.50% Sr. Unsec. Unsub. Nts., 11/15/15                                               2,565,000                        2,648,363
--------------------------------------------------------------------------------------------------------------------------------
Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts., 10/1/18(2)                             3,005,000                        3,275,450
--------------------------------------------------------------------------------------------------------------------------------
Springleaf Finance Corp., 6.90% Nts., Series J,
12/15/17                                                                              3,375,000                        3,100,781
                                                                                                                    ------------
                                                                                                                      21,366,790
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-2.3%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15(3)                                        2,050,000                        2,068,040
--------------------------------------------------------------------------------------------------------------------------------
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17(2)                             1,610,000                        1,710,625
--------------------------------------------------------------------------------------------------------------------------------
Banco BMG SA:
9.15% Nts., 1/15/16(2)                                                                2,660,000                        2,806,300

21 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
9.95% Unsec. Unsub. Nts., 11/5/19(2)                                            $     1,150,000                      $ 1,224,750
--------------------------------------------------------------------------------------------------------------------------------
Banco Cruzeiro do Sul SA, 8.25% Sr. Unsec. Nts.,
1/20/16(2)                                                                              830,000                          825,850
--------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru:
5.375% Sr. Nts., 9/16/20(2)                                                             480,000                          456,000
6.95% Sub. Nts., 11/7/21(1,2)                                                         1,510,000                        1,585,500
--------------------------------------------------------------------------------------------------------------------------------
Banco do Brasil SA:
5.375% Unsec. Sub. Nts., 1/15/21(2)                                                     955,000                          931,125
8.50% Jr. Sub. Perpetual Bonds(2,13)                                                  1,195,000                        1,375,744
--------------------------------------------------------------------------------------------------------------------------------
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts.,
4/23/20(2)                                                                              900,000                          949,500
--------------------------------------------------------------------------------------------------------------------------------
Banco Votorantim SA, 5.25% Sr. Unsec. Unsub. Nts.,
2/11/16(2)                                                                              830,000                          856,975
--------------------------------------------------------------------------------------------------------------------------------
Bancolombia SA, 4.25% Sr. Unsec. Nts., 1/12/16(2)                                     1,630,000                        1,617,775
--------------------------------------------------------------------------------------------------------------------------------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                                         2,105,000  EUR                   2,988,803
4.50% Sr. Sec. Nts., 7/13/21                                                          1,439,000  EUR                   1,963,268
--------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17                                            5,635,000                        5,656,131
--------------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17(2)                                                     710,000                          741,027
9.25% Sr. Nts., 10/16/13(2)                                                           8,420,000                        9,367,250
--------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15(2)                                                     3,050,000                        3,179,473
6.375% Bonds, 4/30/22(1,2)                                                            3,060,000                        3,052,283
--------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/04(3,4)                                                                             90,000                                -
--------------------------------------------------------------------------------------------------------------------------------
PrivatBank JSC/UK SPV Credit Finance plc, 8% Sr. Sec.
Nts., 2/6/12(2)                                                                       1,240,000                        1,256,275
--------------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 4.453% Sec.
Nts., Series 2006-003, Tranche E, 7/22/11(1,3)                                        1,100,000                        1,042,030
--------------------------------------------------------------------------------------------------------------------------------
Turkiye Is Bankasi (Isbank), 5.10% Sr. Unsec. Nts.,
2/1/16(2)                                                                             1,240,000                        1,235,738
--------------------------------------------------------------------------------------------------------------------------------
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts.,
7/9/20(2)                                                                             3,530,000                        3,807,811
--------------------------------------------------------------------------------------------------------------------------------
VTB Capital SA:
6.315% Nts., 2/22/18(2)                                                               2,080,000                        2,133,768
6.465% Sr. Sec. Unsub. Nts., 3/4/15(2)                                                1,560,000                        1,678,872
6.551% Sr. Unsec. Nts., 10/13/20(2)                                                   1,560,000                        1,589,172
                                                                                                                    ------------
                                                                                                                      56,100,085
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-0.2%
JSC Astana Finance, 9.16% Nts., 3/14/12(4)                                            7,200,000                          906,480
--------------------------------------------------------------------------------------------------------------------------------
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr.
Sec. Nts., 7/15/15(2)                                                                 2,410,000                        2,687,150
                                                                                                                    ------------
                                                                                                                       3,593,630
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-0.7%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts.,
1/15/26(3)                                                                            2,809,723                        2,486,604
--------------------------------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                                         420,000  EUR                     589,627
--------------------------------------------------------------------------------------------------------------------------------
Banco Invex SA, 29.593% Mtg.-Backed Certificates,
Series 062U, 3/13/34(1,11)                                                            4,830,734  MXN                     899,930
--------------------------------------------------------------------------------------------------------------------------------
BM&F BOVESPA SA, 5.50% Sr. Unsec. Nts., 7/16/20(2)                                      835,000                          857,360
--------------------------------------------------------------------------------------------------------------------------------
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31                                                 2,785,000                        3,049,575

22 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(13)                        $     2,935,000                      $ 2,729,550
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Hipotecaria su Casita:
7.812% Sec. Nts., 8/26/35(3)                                                          5,808,600  MXN                     499,966
27.987% Mtg.-Backed Certificates, Series 06U, 9/25/35(1)                              1,830,721  MXN                     292,588
--------------------------------------------------------------------------------------------------------------------------------
Korea Development Bank (The), 4% Sr. Unsec. Unsub.
Nts., 9/6/16                                                                          1,465,000                        1,482,085
--------------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A,
6/15/97(2,14)                                                                         6,360,000                        3,841,930
--------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance SA, 7.25% Sr. Unsec. Unsub. Bonds,
2/2/20(2)                                                                               900,000                          994,500
                                                                                                                    ------------
                                                                                                                      17,723,715
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE-0.1%
International Lease Finance Corp.:
8.875% Sr. Unsec. Nts., 9/1/17                                                          295,000                          334,088
9% Sr. Unsec. Unsub. Nts., 3/15/17(2)                                                 1,475,000                        1,663,063
                                                                                                                    ------------
                                                                                                                       1,997,151
--------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.3%
Realogy Corp., 11.50% Sr. Unsec. Nts., 4/15/17(1,2)                                   4,385,000                        4,549,438
--------------------------------------------------------------------------------------------------------------------------------
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts.,
6/15/13(1,3)                                                                          2,230,000                        2,274,600
                                                                                                                    ------------
                                                                                                                       6,824,038
--------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-0.2%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(2)                                 785,000                          812,475
--------------------------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
4% Sec. Mtg. Nts., Series 2, 9/27/16                                                  2,770,000  EUR                   3,915,529
4.375% Sec. Nts., 5/19/14                                                               350,000  EUR                     508,860
                                                                                                                    ------------
                                                                                                                       5,236,864
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE-1.3%
--------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.1%
Grifols SA/Giant Funding Corp., 8.25% Sr. Nts., 2/1/18(2)                               800,000                          825,000
--------------------------------------------------------------------------------------------------------------------------------
STHI Holding Corp., 8% Sec. Nts., 3/15/18(2)                                            795,000                          826,800
                                                                                                                    ------------
                                                                                                                       1,651,800
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-0.3%
Accellent, Inc., 10% Sr. Sub. Nts., 11/1/17(2)                                        2,305,000                        2,316,525
--------------------------------------------------------------------------------------------------------------------------------
Alere, Inc., 8.625% Sr. Unsec. Sub. Nts., 10/1/18                                     1,040,000                        1,106,300
--------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc., 11.625% Sr. Unsec. Sub. Nts., 10/15/17                                  1,911,000                        2,140,320
--------------------------------------------------------------------------------------------------------------------------------
DJO Finance LLC/DJO Finance Corp., 9.75% Sr. Sub.
Nts., 10/15/17(2)                                                                       735,000                          775,425
--------------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 7.875% Sr. Unsec.
Unsub. Nts., 2/1/16                                                                   1,630,000                        1,709,463
                                                                                                                    ------------
                                                                                                                       8,048,033
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.6%
Capella Healthcare, Inc., 9.25% Sr. Unsec. Nts.,
7/1/17(2)                                                                               405,000                          433,350
--------------------------------------------------------------------------------------------------------------------------------
Catalent Pharma Solutions, Inc., 10.25% Sr. Unsec.
Nts., 4/15/15(12)                                                                     2,603,400                        2,684,756
--------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., 11.50% Sr. Unsec.
Unsub. Nts., 9/1/18                                                                   2,405,000                        2,732,681
--------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                       2,260,000                        2,316,500
--------------------------------------------------------------------------------------------------------------------------------
inVentiv Health, Inc., 10% Sr. Unsec. Nts., 8/15/18(2)                                1,120,000                        1,167,600
--------------------------------------------------------------------------------------------------------------------------------

23 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18(2)                                     $     1,920,000                      $ 2,064,000
--------------------------------------------------------------------------------------------------------------------------------
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17                                  1,095,000                        1,103,213
--------------------------------------------------------------------------------------------------------------------------------
Radiation Therapy Services, Inc., 9.875% Sr. Unsec.
Sub. Nts., 4/15/17                                                                    1,065,000                        1,091,625
--------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc. (Escrow), 9.125% Sr. Sec. Nts.,
8/15/17                                                                               1,730,000                           17,300
--------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. II LLC/Vanguard Holding
Co. II, Inc., 8% Sr. Nts., 2/1/18                                                     1,595,000                        1,640,856
                                                                                                                    ------------
                                                                                                                      15,251,881
--------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-0.1%
MedAssets, Inc., 8% Sr. Nts., 11/15/18(2)                                               920,000                          945,300
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-0.2%
Mylan, Inc., 6% Sr. Nts., 11/15/18(2)                                                   810,000                          814,050
--------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc., 6.875%
Sr. Unsec. Nts., 12/1/18(2)                                                             765,000                          753,525
--------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18(2)                                   3,340,000                        3,515,350
                                                                                                                    ------------
                                                                                                                       5,082,925
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS-3.2%
--------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-0.9%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20                                            925,000                          962,000
--------------------------------------------------------------------------------------------------------------------------------
DynCorp International, Inc., 10.375% Sr. Unsec. Nts.,
7/1/17(2)                                                                             4,910,000                        5,339,625
--------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co. LLC:
8.50% Sr. Unsec. Nts., 4/1/15                                                         5,615,000                        4,786,788
9.75% Sr. Unsec. Sub. Nts., 4/1/17                                                      955,000                          704,313
--------------------------------------------------------------------------------------------------------------------------------
Huntington Ingalls Industries, Inc.:
6.875% Sr. Unsec. Nts., 3/15/18(2)                                                      795,000                          833,756
7.125% Sr. Unsec. Nts., 3/15/21(2)                                                      640,000                          670,400
--------------------------------------------------------------------------------------------------------------------------------
Lanza Acquisition Co., 10% Sr. Sec. Nts., 6/1/17(2)                                   1,040,000                        1,151,800
--------------------------------------------------------------------------------------------------------------------------------
TransDigm, Inc., 7.75% Sr. Sub. Nts., 12/15/18(2)                                     6,480,000                        6,990,300
                                                                                                                    ------------
                                                                                                                      21,438,982
--------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-0.0%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18(2)                                  770,000                          830,638
--------------------------------------------------------------------------------------------------------------------------------
AIRLINES-0.2%
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15(2)                               3,845,000                        4,325,625
--------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS-0.3%
Associated Materials LLC, 9.125% Sr. Sec. Nts.,
11/1/17(2)                                                                            1,105,000                        1,185,113
--------------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub.
Nts., 7/15/14                                                                         3,945,000                        4,378,950
--------------------------------------------------------------------------------------------------------------------------------
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
8.625% Sr. Sec. Nts., 12/1/17(2)                                                      1,100,000                        1,163,250
                                                                                                                    ------------
                                                                                                                       6,727,313
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.2%
West Corp.:
7.875% Sr. Nts., 1/15/19(2)                                                           1,220,000                        1,245,925
8.625% Sr. Unsec. Nts., 10/1/18(2)                                                    2,665,000                        2,818,238
                                                                                                                    ------------
                                                                                                                       4,064,163
--------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-0.2%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(2)                                  3,876,077                        4,341,207
--------------------------------------------------------------------------------------------------------------------------------

24 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING CONTINUED
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20(2)                          $       780,000                      $   856,830
                                                                                                                    ------------
                                                                                                                       5,198,037
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.1%
Sequa Corp., 11.75% Sr. Unsec. Nts., 12/1/15(2)                                       2,525,000                        2,739,625
--------------------------------------------------------------------------------------------------------------------------------
MACHINERY-0.5%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16(2)                                 2,540,000                        2,679,700
--------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts.,
11/1/20                                                                               2,805,000                        3,022,388
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                                        5,275,000                        5,584,906
--------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17(2)                              1,325,000                        1,406,156
                                                                                                                    ------------
                                                                                                                      12,693,150
--------------------------------------------------------------------------------------------------------------------------------
MARINE-0.2%
Marquette Transportation Co., 10.875% Sr. Sec. Nts.,
1/15/17(2)                                                                            2,930,000                        3,069,175
--------------------------------------------------------------------------------------------------------------------------------
Navios Maritime Acquisition Corp., 8.625% Sr. Sec.
Nts., 11/1/17                                                                           735,000                          764,400
--------------------------------------------------------------------------------------------------------------------------------
Navios Maritime Holdings, Inc./Navios Maritime Finance
U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17                                             1,240,000                        1,350,050
                                                                                                                    ------------
                                                                                                                       5,183,625
--------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-0.2%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(2)                              3,515,000                        3,743,475
--------------------------------------------------------------------------------------------------------------------------------
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr.
Unsec. Nts., 6/15/18(2)                                                                 660,000                          757,350
                                                                                                                    ------------
                                                                                                                       4,500,825
--------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL-0.3%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18(2)                                       5,060,000                        5,262,400
--------------------------------------------------------------------------------------------------------------------------------
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec.
Nts., 10/6/20(2)                                                                        785,000                          822,209
--------------------------------------------------------------------------------------------------------------------------------
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26(2)                                1,425,760                        1,290,028
--------------------------------------------------------------------------------------------------------------------------------
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(2)                                 320,000                          310,400
                                                                                                                    ------------
                                                                                                                       7,685,037
--------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.1%
RSC Equipment Rental, Inc., 10% Sr. Sec. Nts., 7/15/17(2)                               470,000                          538,150
--------------------------------------------------------------------------------------------------------------------------------
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%
Sr. Unsec. Nts., 2/1/21(2)                                                              800,000                          836,000
--------------------------------------------------------------------------------------------------------------------------------
United Rentals North America, Inc., 9.25% Sr. Unsec.
Unsub. Nts., 12/15/19                                                                 1,020,000                        1,139,850
                                                                                                                    ------------
                                                                                                                       2,514,000
--------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE-0.0%
Aeropuertos Argentina 2000 SA, 10.75% Sr. Sec. Nts.,
12/1/20(2)                                                                              405,900                          440,402
--------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-1.6%
--------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-0.1%
Seagate HDD Cayman, 6.875% Sr. Unsec. Nts., 5/1/20(2)                                 2,740,000                        2,746,850
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.2%
CDW LLC/CDW Finance Corp., 11% Sr. Unsec. Nts.,
10/12/15                                                                              3,755,000                        4,092,950
--------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-0.4%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                                      5,135,000                        5,687,013
--------------------------------------------------------------------------------------------------------------------------------

25 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Telcordia Technologies, Inc., 11% Sr. Sec. Nts.,
5/1/18(2)                                                                       $     3,970,000                      $ 4,436,475
                                                                                                                    ------------
                                                                                                                      10,123,488
--------------------------------------------------------------------------------------------------------------------------------
IT SERVICES-0.5%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                                      2,145,000                        2,241,525
--------------------------------------------------------------------------------------------------------------------------------
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20(2)                                                      2,390,000                        2,634,975
9.875% Sr. Unsec. Nts., 9/24/15                                                       6,510,000                        6,705,300
--------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 7.625% Sr. Unsec. Nts.,
11/15/20(2)                                                                             765,000                          789,863
                                                                                                                    ------------
                                                                                                                      12,371,663
--------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.4%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts.,
8/1/20                                                                                1,340,000                        1,383,550
--------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 7.375% Sr. Unsec. Nts., 5/1/18                                1,445,000                        1,502,800
--------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18(2)                                                       1,710,000                        1,881,000
10.75% Sr. Unsec. Nts., 8/1/20(2)                                                     4,430,000                        4,994,825
                                                                                                                    ------------
                                                                                                                       9,762,175
--------------------------------------------------------------------------------------------------------------------------------
MATERIALS-3.9%
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS-1.1%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18(2)                                2,135,000                        2,359,175
--------------------------------------------------------------------------------------------------------------------------------
Braskem SA, 7% Sr. Unsec. Nts., 5/7/20(2)                                             1,150,000                        1,253,500
--------------------------------------------------------------------------------------------------------------------------------
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                                          2,650,000                        2,822,250
--------------------------------------------------------------------------------------------------------------------------------
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance
ULC:
8.875% Sr. Sec. Nts., 2/1/18                                                          3,845,000                        4,085,313
9% Sr. Sec. Nts., 11/15/20(2)                                                         1,410,000                        1,465,519
--------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 8.625% Sr. Sub. Nts.,
3/15/21(2)                                                                              300,000                          328,500
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17(2)                                   3,180,000                        3,513,900
--------------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc.:
9% Sec. Nts., 1/15/21(2)                                                              2,815,000                        2,917,044
11.50% Sr. Unsec. Sub. Nts., 12/1/16                                                  2,455,000                        2,645,263
--------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 6.625% Sr. Nts., 1/15/19(2)                                                  485,000                          501,369
--------------------------------------------------------------------------------------------------------------------------------
Rhodia SA, 6.875% Sr. Nts., 9/15/20(2)                                                3,960,000                        4,054,050
                                                                                                                    ------------
                                                                                                                      25,945,883
--------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-0.3%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20(2)                                        872,000                          907,970
--------------------------------------------------------------------------------------------------------------------------------
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16(2)                                  1,275,000                        1,380,188
--------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18(2)                                         1,295,000                        1,364,606
--------------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18(2)                             2,130,000                        2,199,225
--------------------------------------------------------------------------------------------------------------------------------
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts.,
3/30/20(2)                                                                              990,000                        1,079,100
--------------------------------------------------------------------------------------------------------------------------------
West China Cement Ltd., 7.50% Sr. Nts., 1/25/16(2)                                    1,075,000                        1,092,415
                                                                                                                    ------------
                                                                                                                       8,023,504
--------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.3%
Berry Plastics Corp., 9.75% Sr. Sec. Nts., 1/15/21(2)                                 3,830,000                        3,810,850
--------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19(2)                                   2,075,000                        2,150,219
--------------------------------------------------------------------------------------------------------------------------------

26 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                      $     3,140,000                      $ 2,826,000
                                                                                                                    ------------
                                                                                                                       8,787,069
--------------------------------------------------------------------------------------------------------------------------------
METALS & MINING-0.9%
Aleris International, Inc., 7.625% Sr. Nts., 2/15/18(2)                               4,775,000                        4,810,813
--------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA, 7.75% Nts., 11/3/20(2)                                             1,580,000                        1,701,660
--------------------------------------------------------------------------------------------------------------------------------
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19(2)                                750,000                          836,250
--------------------------------------------------------------------------------------------------------------------------------
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds,
4/7/16(2,5)                                                                           1,330,000                        1,330,000
--------------------------------------------------------------------------------------------------------------------------------
JSC Severstal, 6.70% Nts., 10/25/17(2)                                                1,940,000                        1,988,500
--------------------------------------------------------------------------------------------------------------------------------
Metinvest BV, 8.75% Sr. Unsec. Unsub. Nts., 2/14/18(2)                                1,665,000                        1,731,600
--------------------------------------------------------------------------------------------------------------------------------
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18(2)                              7,715,000                        8,486,500
                                                                                                                    ------------
                                                                                                                      20,885,323
--------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS-1.3%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18(2)                                   2,255,000                        2,503,050
--------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Co. of Canada (Escrow), 10.60%
Sr. Unsec. Unsub. Nts., 1/15/11(4)                                                    2,760,000                          193,200
--------------------------------------------------------------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts.,
7/29/15(2,12)                                                                         4,074,875                        4,141,092
--------------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15(2)                               5,210,000                        5,509,575
--------------------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(2)                                  4,011,000                        4,051,110
--------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.50% Sr. Unsec. Nts.,
12/1/17(2)                                                                            2,290,000                        2,519,000
--------------------------------------------------------------------------------------------------------------------------------
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14                                        4,670,000                        4,699,188
--------------------------------------------------------------------------------------------------------------------------------
Norske Skogindustrier ASA, 6.125% Unsec. Bonds,
10/15/15(2)                                                                             880,000                          796,400
--------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub.
Nts.,
Series B, 8/1/16                                                                      4,465,000                        4,755,225
--------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr.
Sec. Nts., 2/1/19(2)                                                                  2,495,000                        2,607,275
                                                                                                                    ------------
                                                                                                                      31,775,115
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-2.3%
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-1.3%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19(2)                                       2,490,000                        2,402,850
--------------------------------------------------------------------------------------------------------------------------------
Broadview Networks Holdings, Inc., 11.375% Sr. Sec.
Nts., 9/1/12                                                                          1,485,000                        1,462,725
--------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17                                                              1,310,000                        1,326,375
8.75% Sr. Unsec. Sub. Nts., 3/15/18                                                   2,020,000                        1,916,475
--------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17                                                        2,755,000                        3,023,613
12.50% Sr. Unsec. Nts., 2/4/17(12)                                                    1,424,414                        1,570,416
--------------------------------------------------------------------------------------------------------------------------------
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts.,
10/15/20(2)                                                                             755,000                          758,775
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc.:
9.25% Sr. Unsec. Unsub. Nts., 11/1/14                                                 3,705,000                        3,806,888
9.375% Sr. Unsec. Unsub. Nts., 4/1/19(2)                                              3,585,000                        3,486,413
--------------------------------------------------------------------------------------------------------------------------------
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts.,
7/15/15                                                                               3,880,000                        4,083,700
--------------------------------------------------------------------------------------------------------------------------------
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts.,
10/23/20(2)                                                                           4,162,000                        4,109,975
--------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts.,
2/15/18(2)                                                                            1,190,000                        1,246,525
--------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.125% Sr. Unsec. Unsub. Nts.,
9/1/18                                                                                1,295,000                        1,388,888
--------------------------------------------------------------------------------------------------------------------------------

27 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(4)                       $       250,000                      $         -
                                                                                                                    ------------
                                                                                                                      30,583,618
--------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-1.0%
America Movil SAB de CV:
6.125% Sr. Unsec. Unsub. Nts., 3/30/40                                                  925,000                          971,297
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                                              52,700,000  MXN                   3,868,120
--------------------------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts.,
10/15/20                                                                              5,335,000                        5,388,350
--------------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc.:
6.625% Sr. Unsec. Nts., 11/15/20                                                      2,755,000                        2,758,444
7.875% Sr. Unsec. Nts., 9/1/18                                                        2,520,000                        2,709,000
--------------------------------------------------------------------------------------------------------------------------------
MTS International Funding Ltd., 8.625% Sr. Unsec.
Nts., 6/22/20(2)                                                                      2,335,000                        2,682,215
--------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications/VIP Finance Ireland Ltd. OJSC,
7.748% Nts., 2/2/21(2)                                                                1,245,000                        1,313,475
--------------------------------------------------------------------------------------------------------------------------------
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(2)                                    4,190,000                        4,789,170
                                                                                                                    ------------
                                                                                                                      24,480,071
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES-2.7%
--------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.6%
Centrais Eletricas Brasileiras SA, 6.875% Sr. Unsec.
Unsub. Nts., 7/30/19(2)                                                               2,185,000                        2,458,125
--------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                                    3,935,000                        3,177,513
--------------------------------------------------------------------------------------------------------------------------------
Empresa Distribuidora y Comercializadora Norte SA,
9.75% Nts., 10/25/22(2)                                                                 840,000                          869,400
--------------------------------------------------------------------------------------------------------------------------------
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec.
Nts., 7/29/19(2)                                                                      1,435,000                        1,643,075
--------------------------------------------------------------------------------------------------------------------------------
Energy Future Intermediate Holding Co. LLC, 10% Sr.
Sec. Nts., 12/1/20                                                                    2,817,000                        2,996,632
--------------------------------------------------------------------------------------------------------------------------------
Eskom Holdings Ltd.:
5.75% Sr. Unsec. Bonds., 1/26/21(2)                                                   2,900,000                        2,954,375
9.25% Bonds, Series ES18, 4/20/18                                                    10,000,000  ZAR                   1,482,667
10% Nts., Series ES23, 1/25/23                                                       44,000,000  ZAR                   6,780,728
--------------------------------------------------------------------------------------------------------------------------------
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(2)                                    4,550,000                        4,836,368
--------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.75% Nts., 10/17/16(2)                                                               2,250,000                        2,542,500
8% Sr. Unsec. Nts., 8/7/19(2)                                                         1,150,000                        1,311,000
--------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 5.875% Unsec. Unsub. Bonds,
12/19/16                                                                            109,600,000  PHP                   2,681,478
--------------------------------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15                                             8,875,000                        5,236,250
10.25% Sr. Unsec. Nts., Series B, 11/1/15                                             1,520,000                          893,000
                                                                                                                    ------------
                                                                                                                      39,863,111
--------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS-0.9%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20(2)                                             1,640,000                        1,684,906
--------------------------------------------------------------------------------------------------------------------------------
Energy Future Holdings Corp., 10% Sr. Sec. Nts.,
1/15/20                                                                               2,880,000                        3,063,649
--------------------------------------------------------------------------------------------------------------------------------
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17(2)                              5,395,000                        5,833,344
--------------------------------------------------------------------------------------------------------------------------------
GenOn Escrow Corp.:
9.50% Sr. Unsec. Nts., 10/15/18(2)                                                    1,505,000                        1,572,725
9.875% Sr. Nts., 10/15/20(2)                                                          1,500,000                        1,575,000
--------------------------------------------------------------------------------------------------------------------------------

28 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS CONTINUED
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19(2)                                          $     1,280,000                      $ 1,465,600
7.39% Sr. Gtd. Unsec. Nts., 12/2/24(2)                                                1,270,000                        1,454,150
--------------------------------------------------------------------------------------------------------------------------------
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr.
Nts., 1/29/15(2)                                                                      1,150,000                        1,273,286
--------------------------------------------------------------------------------------------------------------------------------
United Maritime Group LLC, 11.75% Sr. Sec. Nts.,
6/15/15                                                                               3,645,000                        3,799,883
                                                                                                                    ------------
                                                                                                                      21,722,543
--------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES-0.1%
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr.
Nts., 5/1/21(2)                                                                         680,000                          663,000
--------------------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts., 10/3/17(2)                                        1,442,000                        1,622,250
                                                                                                                    ------------
                                                                                                                       2,285,250
--------------------------------------------------------------------------------------------------------------------------------
WATER UTILITIES-0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25%
Sr. Unsec. Nts., 12/16/20(2)                                                          1,475,000                        1,522,938
                                                                                                                    ------------
Total Corporate Bonds and Notes (Cost $699,029,907)                                                                  733,110,012

                                                                                     Shares
--------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS-0.5%
Ally Financial, Inc., 7%, Non-Vtg.(2)                                                     6,800                        6,327,825
--------------------------------------------------------------------------------------------------------------------------------
GMAC Capital Trust I, 8.125% Cum.                                                        30,000                          765,000
--------------------------------------------------------------------------------------------------------------------------------
Greektown Superholdings, Inc., Series A-1(15)                                            45,600                        4,844,088
                                                                                                                    ------------
Total Preferred Stocks (Cost $11,157,175)                                                                             11,936,913
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS-0.8%
AbitibiBowater, Inc. (15)                                                               143,327                        3,851,196
--------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc. (15)                                                    161,731                        2,102,503
--------------------------------------------------------------------------------------------------------------------------------
Arco Capital Corp. Ltd. (3,15)                                                          690,638                        1,381,276
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A (15)                                                    37,736                        1,308,684
--------------------------------------------------------------------------------------------------------------------------------
Global Aviation Holdings, Inc. (15)                                                         100                            1,000
--------------------------------------------------------------------------------------------------------------------------------
Greektown Superholdings, Inc. (15)                                                        3,450                          340,929
--------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp.                                                                       229                           11,278
--------------------------------------------------------------------------------------------------------------------------------
LyondellBasell Industries NV, Cl. A (15)                                                 74,839                        2,959,882
--------------------------------------------------------------------------------------------------------------------------------
MHP SA, GDR (2,15)                                                                       56,610                        1,073,892
--------------------------------------------------------------------------------------------------------------------------------
Orbcomm, Inc. (15)                                                                          375                            1,238
--------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. (15)                                                               18,514                               --
--------------------------------------------------------------------------------------------------------------------------------
Visteon Corp. (15)                                                                       98,473                        5,599,756
                                                                                                                    ------------
Total Common Stocks (Cost $28,762,611)                                                                                18,631,634

                                                                                       Units
--------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES-0.0%
ASG Warrant Corp. Wts., Strike Price $0.01, Exp.
5/15/18(3,15)                                                                             4,275                          534,375
--------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp.
3/19/17(15)                                                                              11,668                              420
                                                                                                                    ------------
Total Rights, Warrants and Certificates (Cost $189,000)                                                                  534,795

29 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES-6.3%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds,
10.50%, 8/19/30                                                                  10,440,000,000  IDR                 $ 1,322,020
Indonesia (Republic of) Total Return Linked Bonds,
10.50%, 8/19/30                                                                  13,870,000,000  IDR                   1,756,362
Indonesia (Republic of) Total Return Linked Bonds,
Series 22, 11%, 9/17/25                                                          10,380,000,000  IDR                   1,394,381
Indonesia (Republic of) Total Return Linked Nts., 10%,
9/18/24                                                                           9,240,000,000  IDR                   1,159,271
Indonesia (Republic of) Total Return Linked Nts., 10%,
9/18/24                                                                          15,630,000,000  IDR                   1,960,974
Indonesia (Republic of) Total Return Linked Nts.,
Series 51, 10.50%, 8/19/30                                                        2,650,000,000  IDR                     335,570
Indonesia (Republic of) Total Return Linked Nts.,
Series 51, 11%, 9/17/25                                                           2,650,000,000  IDR                     355,983
Russian Federation Total Return Linked Bonds, 7.15%,
1/25/13(1)                                                                           57,980,000  RUR                   2,093,292
Russian Federation Total Return Linked Bonds, 6.70%,
2/8/13(1)                                                                            59,410,000  RUR                   2,128,204
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc.:
ALROSA Russia Corporate Bond Credit Linked Unsec.
Nts., 8.25%, 6/25/15(1,3)                                                            19,220,000  RUR                     689,519
Indonesia (Republic of) Credit Linked Nts., 10%,
9/19/24                                                                          12,730,000,000  IDR                   1,597,134
Indonesia (Republic of) Credit Linked Nts., Series 23,
11%, 9/17/25                                                                      6,920,000,000  IDR                     929,587
Indonesia (Republic of) Total Return Linked Nts., 11%,
9/17/25                                                                           2,100,000,000  IDR                     282,100
Instituto Costarricense De Eletricidad Total Return
Linked Nts., 2.303%, 10/25/11(1)                                                      1,960,000                        1,972,478
Russian Federation Credit Linked Bonds, 6.70%,
2/8/13(1,3)                                                                          39,820,000  RUR                   1,416,081
Ukraine (Republic of) Credit Linked Nts., 5.50%,
9/1/15(1,3)                                                                          17,586,000  UAH                   1,978,466
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%,
10/25/18(3)                                                                       3,255,000,000  COP                   2,021,596
Colombia (Republic of) Credit Linked Nts., 13.661%,
2/26/15(3,11)                                                                     2,199,000,000  COP                   2,514,192
Colombia (Republic of) Credit Linked Nts., Series 01,
13.661%, 2/26/15(3,11)                                                              811,000,000  COP                     927,244
Colombia (Republic of) Credit Linked Nts., Series 02,
13.661%, 2/26/15(3,11)                                                            1,345,000,000  COP                   1,537,785
Colombia (Republic of) Total Return Linked Bonds,
7.25%, 6/16/16                                                                    4,510,000,000  COP                   2,355,707
Colombia (Republic of) Total Return Linked Bonds,
Series 2, 11%, 7/27/20                                                            2,665,000,000  COP                   1,664,447
Dominican Republic Unsec. Credit Linked Nts., 15%,
3/12/12(3)                                                                           49,300,000  DOP                   1,346,987
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Moitk Total Return Linked Nts., 21%, 3/30/11(4)                                      53,910,000  RUR                       5,688
Russian Oreniz Total Return Linked Nts., 9.24%,
2/24/12(1)                                                                           81,784,500  RUR                   2,833,635
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch),
Russian Specialized Construction & Installation
Administration Total Return Linked Nts., 13%, 5/20/10(4)                             97,250,000  RUR                         342
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group AG, Russian Moscoblgaz Finance
Total Return Linked Nts., 9.25%, 6/27/12                                             74,550,000  RUR                   2,566,983

30 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(1)                             41,550,000  RUR                 $ 1,587,791
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(1)                             30,880,000  RUR                   1,180,048
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(1)                             44,460,000  RUR                   1,698,994
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128,
3.01%, 4/30/25(3,10)                                                                  1,966,981                        1,270,039
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.064%,
4/30/25(2,10)                                                                         2,506,237                        1,618,225
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.103%,
4/30/25(2,10)                                                                         2,163,734                        1,397,078
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.138%,
4/30/25(2,10)                                                                         1,934,106                        1,248,812
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.191%,
4/30/25(2,10)                                                                         2,408,118                        1,554,872
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.242%,
4/30/25(2,10)                                                                         2,748,501                        1,774,650
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.269%,
4/30/25(2,10)                                                                         2,195,731                        1,417,738
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.346%,
4/30/25(2,10)                                                                         2,063,894                        1,332,614
Coriolanus Ltd. Sec. Credit Linked Nts., 11.417%,
12/31/17(3,11)                                                                       17,990,000  BRR                   9,679,313
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113,
9%, 4/26/11(1,3)                                                                        655,000                          767,595
Indonesia (Republic of) Credit Linked Nts., 10.50%,
8/23/30                                                                          40,660,000,000  IDR                   5,148,786
Indonesia (Republic of) Credit Linked Nts., 12.80%,
6/22/21                                                                          11,690,000,000  IDR                   1,774,092
Indonesia (Republic of) Credit Linked Nts., Series 02,
12.80%, 6/22/21                                                                   7,100,000,000  IDR                   1,077,506
Indonesia (Republic of) Credit Linked Nts., Series 03,
11%, 9/17/25                                                                      6,740,000,000  IDR                     905,407
JSC Gazprom Credit Linked Nts., Series 4, 13.12%,
6/28/12(1)                                                                           45,990,000  RUR                   1,757,461
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12(1)                             38,600,000  RUR                   1,475,060
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.315%,
5/22/15(1,3)                                                                          1,417,014  MXN                     118,748
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.315%,
5/22/15(1,3)                                                                          2,479,100  MXN                     207,753
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.315%,
5/22/15(1,3)                                                                         37,378,810  MXN                   3,132,414
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.315%,
5/22/15(1,3)                                                                          2,724,116  MXN                     228,286
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.315%,
5/22/15(1,3)                                                                          1,979,122  MXN                     165,854
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.315%,
5/22/15(1,3)                                                                          1,263,966  MXN                     105,923
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.315%,
5/22/15(1,3)                                                                            232,771  MXN                      19,507
Ukraine (Republic of) 6 yr. Total Return Linked Nts.,
4.05%, 8/30/11                                                                          885,000                          797,394
Ukraine (Republic of) 6.5 yr. Total Return Linked
Nts., 4.05%, 2/29/12                                                                    885,000                          703,283
Ukraine (Republic of) 7 yr. Total Return Linked Nts.,
4.05%, 8/30/12                                                                          885,000                          629,208
--------------------------------------------------------------------------------------------------------------------------------
Eirles Two Ltd. Sec. Nts.:
Series 324, 3.653%, 4/30/12(1,3)                                                      4,100,000                        3,774,870
Series 335, 2.103%, 4/30/12(1,3)                                                      6,300,000                        6,051,780
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit
Linked Nts., 14.802%, 3/29/17(2,10)                                                  21,980,000  TRY                   7,031,436
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic
of) Credit Linked Nts., 10.476%, 2/8/37(3,10)                                    63,720,800,000  COP                   1,259,775
--------------------------------------------------------------------------------------------------------------------------------
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.51%, 12/20/17(1,3)                                                  6,250,000                        5,765,625
Series 2008-01, 9.888%, 8/2/10(3,4,10)                                               14,337,604  BRR                     878,180

31 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                   Principal
                                                                                     Amount                             Value
--------------------------------------------------------------------------------------------------------------------------------
Series 2008-2A, 7.91%, 9/17/13(1,3)                                             $    12,143,750                      $12,397,554
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%,
7/28/20(3)                                                                        1,315,000,000  COP                     821,532
Indonesia (Republic of) Credit Linked Bonds, 8.25%,
7/19/21(2)                                                                       13,410,000,000  IDR                   1,555,264
Indonesia (Republic of) Credit Linked Bonds, Series
04, 11%, 9/17/25(2)                                                               2,650,000,000  IDR                     355,983
Indonesia (Republic of) Credit Linked Nts., Series 04,
10.50%, 8/19/30(2)                                                                6,700,000,000  IDR                     848,423
Indonesia (Republic of) Total Return Linked Nts.,
10.50%, 8/19/30(2)                                                                1,190,000,000  IDR                     150,690
Indonesia (Republic of) Total Return Linked Nts.,
Series 53, 11%, 9/17/25(2)                                                        2,100,000,000  IDR                     282,100
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 2,
10.50%, 8/19/30(2)                                                               24,100,000,000  IDR                   3,051,789
Indonesia (Republic of) Credit Linked Nts., Series 2,
11%, 9/17/25(2)                                                                  15,710,000,000  IDR                   2,110,378
Indonesia (Republic of) Credit Linked Nts., Series 3,
11%, 9/17/25(2)                                                                   7,420,000,000  IDR                     996,754
Russian Federation Credit Linked Bonds, 6.70%,
2/8/13(1,3)                                                                          39,840,000  RUR                   1,427,581
Russian Federation Credit Linked Bonds, 10%, 9/30/11(1,2)                           130,790,000  RUR                   4,731,450
Russian Federation Credit Linked Bonds, Series 2,
7.15%, 1/25/13(1,3)                                                                  48,970,000  RUR                   1,768,859
--------------------------------------------------------------------------------------------------------------------------------
LB Peru Trust II Certificates, Series 1998-A, 4.534%,
2/28/16(4,10)                                                                           363,871                           36,387
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Treasury Co. BV, Microvest Capital
Management LLC Credit Linked Nts., 7.55%, 5/24/12(3)                                  2,058,126                        1,296,620
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, Colombia (Republic of) Credit Linked
Nts., 10%, 11/17/16(3)                                                            1,784,000,000  COP                   1,024,740
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17(2)                              4,885,000  PEN                   1,449,946
Russian Federation Total Return Linked Bonds, Series
007, Cl. VR, 5%, 8/22/34                                                             71,904,743  RUR                   1,193,914
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts.,
12.551%, 1/5/22(2,10)                                                                28,914,000  BRR                   2,433,547
GISAD Sr. Unsec. Credit Linked Nts., 166.572%, 4/2/13(10)                             6,386,000  EUR                     452,510
United Mexican States Credit Linked Nts., 5.64%,
11/20/15(3)                                                                           2,000,000                        1,817,250
--------------------------------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd., Ghana (Republic of) Credit
Linked Bonds, 11.155%, 9/21/11(2,10)                                                  1,305,000  GHS                     817,521
--------------------------------------------------------------------------------------------------------------------------------
Standard Charter Bank:
Kenya (Republic of) Credit Linked Bonds, 11.441%,
9/1/11(3,10)                                                                          1,020,000  GHS                     644,988
Kenya (Republic of) Credit Linked Bonds, 11.44%,
9/8/11(3,10)                                                                          1,920,000  GHS                   1,211,481
--------------------------------------------------------------------------------------------------------------------------------
UBS AG, Ghana (Republic of) Credit Linked Nts.,
14.47%, 12/28/11(3)                                                                   1,222,052  GHS                     819,287
                                                                                                                    ------------
Total Structured Securities (Cost $166,316,158)                                                                      152,378,693

32 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                              Strike
                                         Expiration Date       Price        Contracts       Value
--------------------------------------------------------------------------------------------------
OPTIONS PURCHASED-0.0%
Japanese Yen
(JPY) Call(15)                                   4/25/11      $ 76.00      299,000,000      $  374
--------------------------------------------------------------------------------------------------
Japanese Yen
(JPY) Call(15)                                   4/25/11        76.00      299,000,000         314
--------------------------------------------------------------------------------------------------
Japanese Yen
(JPY) Call(15)                                   4/25/11        76.00      299,000,000         296
--------------------------------------------------------------------------------------------------
Japanese Yen
(JPY) Call(15)                                   4/26/11        76.30      280,000,000         454
                                                                                           -------
Total Options Purchased (Cost $48,153)                                                       1,438

                                                   Shares
-------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-17.9%
JPMorgan U.S. Treasury
 Plus Money Market Fund,
Agency Shares, 0.00%(16,17)                       1,665,948                             1,665,948
-------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl.
E, 0.20%17,(18)                                  28,327,114                            28,327,114
-------------------------------------------------------------------------------------------------
Oppenheimer Master Event
-Linked Bond Fund, LLC(18)                        4,827,322                            51,608,534
-------------------------------------------------------------------------------------------------
Oppenheimer Master
 Loan Fund, LLC(18)                              29,466,809                           350,660,859
                                                                                -----------------
Total Investment Companies
(Cost $426,007,559)                                                                   432,262,455
-------------------------------------------------------------------------------------------------

Total Investments,
 at Value (Cost $2,429,153,863)                       102.4%                       2,473,924,682
-------------------------------------------------------------------------------------------------
Liabilities in Excess
 of Other Assets                                       (2.4)                         (57,920,527)
                                                 ------------------------------------------------
Net Assets                                             100.0%                    $ 2,416,004,155
                                                 ================================================

Footnotes to Statement of Investments

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP          Argentine Peso
AUD          Australian Dollar
BRR          Brazilian Real
CAD          Canadian Dollar
COP          Colombian Peso
DKK          Danish Krone
DOP          Dominican Republic Peso
EUR          Euro
GBP          British Pound Sterling
GHS          Ghana Cedi
HUF          Hungarian Forint
IDR          Indonesia Rupiah
JPY          Japanese Yen
KRW          South Korean Won
MXN          Mexican Nuevo Peso
MYR          Malaysian Ringgit
NOK          Norwegian Krone
NZD          New Zealand Dollar
PEN          Peruvian New Sol
PHP          Philippines Peso
PLZ          Polish Zloty
RUR          Russian Ruble
SEK          Swedish Krona
TRY          New Turkish Lira
UAH          Ukraine Hryvnia

33 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

ZAR          South African Rand

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $518,769,389 or 21.47% of the Fund's net assets as of March 31, 2011.

3. Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $110,738,469, which represents 4.58% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                        UNREALIZED
                                                         ACQUISITION                                  APPRECIATION
SECURITY                                                       DATES           COST          VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Akbank TAS, 5.125% Sr.
 Unsec. Nts., 7/22/15                                        7/15/10   $  2,038,336   $  2,068,040   $       29,704

Arco Capital Corp. Ltd.                                      2/27/07     10,359,570      1,381,276       (8,978,294)

ASG Warrant Corp. Wts.,
Strike Price $0.01,
Exp. 5/15/18                                         4/28/10-8/19/10        189,000        534,375          345,375

Autopistas del Nordeste
 Cayman Ltd., 9.39%
 Nts., 1/15/26                                     11/21/06-10/20/09       2,610,428     2,486,604         (123,824)
Citigroup Funding, Inc.,
 ALROSA Russia Corporate
 Bond Credit Linked Unsec.
 Nts., 8.25%, 6/25/15                                         3/1/11        681,056        689,519            8,463
Citigroup Funding, Inc.,
 Russian Federation
Credit Linked Bonds, 6.70%, 2/8/13                            3/2/11      1,416,386      1,416,081             (305)
Citigroup Funding, Inc.,
 Ukraine (Republic of)
 Credit Linked Nts., 5.50%, 9/1/15                            9/7/10      1,831,886      1,978,466          146,580
Citigroup Global Markets
 Holdings, Inc., Colombia
(Republic of) Credit
Linked Bonds, 11.25%, 10/25/18                               12/9/08      1,374,031      2,021,596          647,565
Citigroup Global Markets
 Holdings, Inc., Colombia
(Republic of) Credit
Linked Nts., 13.661%, 2/26/15                                7/18/08      1,870,625      2,514,192          643,567
Citigroup Global Markets
 Holdings, Inc.,
Colombia (Republic of)
 Credit Linked Nts.,
Series 01,13.661%, 2/26/15                                   7/31/08        697,845        927,244          229,399
Citigroup Global Markets Holdings,
Inc., Colombia (Republic of)
 Credit Linked Nts.,
Series 02, 13.661%,
2/26/15                                                       8/8/08      1,165,383      1,537,785          372,402
Citigroup Global Markets Holdings,
 Inc., Dominican Republic
 Unsec. Credit Linked
Nts., 15%, 3/12/12                                            3/7/07      1,479,820      1,346,987         (132,833)
Deutsche Alt-A Securities, Inc.,
 Mtg. Pass-Through
Certificates,Series
2007-RS1, Cl. A2,
0.748%, 1/27/37                                              5/29/08      1,025,996        391,700         (634,296)
Deutsche Bank AG, Coriolanus Ltd.
 Sec. Credit Linked Bonds, Series
 128,3.01%, 4/30/25                                          10/8/10      1,295,758      1,270,039          (25,719)
Deutsche Bank AG, Coriolanus Ltd.
Sec. Credit Linked Nts.,
 Series 113,9%, 4/26/11                                      12/8/08        654,664        767,595          112,931
Deutsche Bank AG, Coriolanus Ltd.
 Sec. Credit Linked Nts.,
 11.417%, 12/31/17                                           9/19/07      7,722,101      9,679,313        1,957,212
Deutsche Bank AG, Opic
Reforma I Credit Linked
Nts., Cl. 2A, 8.315%, 5/22/15                                5/21/08        136,622        118,748          (17,874)
Deutsche Bank AG, Opic
 Reforma I Credit Linked Nts.,
 Cl. 2B, 8.315%, 5/22/15                                     6/12/08        239,007        207,753          (31,254)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.,
 Cl. 2C, 8.315%, 5/22/15                                     6/18/08      3,626,317      3,132,414         (493,903)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.,
 Cl. 2D, 8.315%, 5/22/15                                      7/8/08        264,086        228,286          (35,800)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.
 Cl. 2E, 8.315%, 5/22/15                                     7/15/08        192,185        165,854          (26,331)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.,
 Cl. 2F, 8.315%, 5/22/15                                      8/8/08        124,426        105,923          (18,503)
Deutsche Bank AG, Opic
Reforma I Credit Linked Nts.,
 Cl. 2G, 8.315%, 5/22/15                                     8/22/08         22,959         19,507           (3,452)
DT Auto Owner Trust 2011-1A,
 Automobile Receivable Nts.,
 Series 2011-1A,
Cl. C, 3.05%, 8/15/15                                         2/2/11        719,915        719,777             (138)

Eirles Two Ltd. Sec.
Nts., Series
324,3.652%, 4/30/12                                          4/17/07      4,102,910      3,774,870         (328,040)

Eirles Two Ltd. Sec.
 Nts., Series 335,
2.103%, 4/30/12                                              9/17/07      6,242,571      6,051,780         (190,791)
Embarcadero Aircraft
Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 0.656%,
 8/15/25                                                     8/17/00      1,820,063              -       (1,820,063)
Financing of Infrastructural
 Projects State Enterprise Gtd.
Nts., 8.375%, 11/3/17                                       10/29/10      2,007,389      2,088,900           81,511
GMAC Mortgage Servicer
Advance Funding Ltd.,
Asset-Backed Nts.,
Series 2011-1A,
 Cl. A, 3.72%, 2/15/23                                       3/11/11        579,993        583,033            3,040
Goldman Sachs Capital
Markets LP,
 Colombia (Republic of)
Credit Linked Nts.,
10.476%, 2/8/37                                              1/18/07      5,543,897      1,259,775       (4,284,122)
Hallertau SPC Credit Linked
Nts., Series 2007-01, 2.51%,
 12/20/17                                                   12/13/07      6,250,000      5,765,625         (484,375)


34 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                                                        UNREALIZED
                                                         ACQUISITION                                  APPRECIATION
SECURITY                                                       DATES           COST          VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Hallertau SPC Credit Linked
Nts., Series 2008-01,
 9.888%, 8/2/10                                      4/18/08-10/1/08      7,188,001        878,180       (6,309,821)

Hallertau SPC Credit Linked
 Nts., Series 2008-2A,
 7.91%, 9/17/13                                             10/23/08     12,243,913     12,397,554          153,641
Ice 1 Em CLO Ltd./Ice 1
Em CLO Corp.,
Sr. Sec. Sub. Term Nts.,
 Series 2007-
1A, Cl. B, 2.165%, 8/15/22                                   11/6/07      6,964,427      5,272,900       (1,691,527)
Ice 1 Em CLO Ltd./Ice 1
Em CLO Corp.,
Sr. Sec. Sub. Term Nts.,
 Series 2007-
1A, Cl. C, 3.465%, 8/15/22                                    6/8/07      5,270,000      3,372,800       (1,897,200)
Ice 1 Em CLO Ltd./Ice 1
Em CLO Corp.,
Sr. Sec. Sub. Term Nts.,
Series 2007-
1A, Cl. D, 5.465%, 8/15/22                                    6/8/07      5,270,000      3,162,000       (2,108,000)

Interactive Data Corp., 10.25% Sr.
Nts., 8/1/18                                                 7/20/10        965,000      1,071,150          106,150
JPMorgan Chase & Co., Colombia
(Republic of) Credit Linked
 Nts., 11%, 7/28/20                                          8/24/10        913,538        821,532          (92,006)
JPMorgan Chase Bank NA,
Russian Federation Credit
 Linked Bonds, 6.70%, 2/8/13                                  3/1/11      1,399,692      1,427,581           27,889
JPMorgan Chase Bank NA,
 Russian Federation
 Credit Linked
Bonds, Series 2, 7.15%, 1/25/13                              2/28/11      1,726,321      1,768,859           42,538
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
 Certificates, Series
2007-LDPX, Cl. A2S2, 5.187%, 1/1/49                          7/14/10      1,372,625      1,404,003           31,378

JPMorgan Hipotecaria
su Casita, 7.812% Sec.
Nts.,8/26/35                                                 3/21/07        526,714        499,966          (26,748)
Lehman Brothers Treasury Co.
BV, Microvest
Capital Management LLC
Credit Linked Nts., 7.55%, 5/24/12                           6/20/07      2,066,297      1,296,620         (769,677)
Merrill Lynch, Colombia
(Republic of) Credit Linked Nts.,
 10%, 11/17/16                                              10/20/06        762,393      1,024,740          262,347
Morgan Stanley Capital
 Services, Inc.,
 United Mexican
 States Credit Linked
 Nts., 5.64%, 11/20/15                                       11/3/05      2,000,000      1,817,250         (182,750)
NC Finance Trust,
 Collateralized Mtg. Obligation Pass-Through
 Certificates, Series 1999-I,
 Cl. ECFD, 3.405%, 1/25/29                                   8/10/10         66,025          6,007          (60,018)
Newport Television
LLC/NTV Finance
 Corp., 13.509% Sr.
 Nts., 3/15/17                                       11/1/10-3/15/11      2,473,055      2,696,529          223,474

Ongko International
Finance Co. BV, 10.50%
Sec. Nts., 3/29/04                                           6/30/09         89,593              -          (89,593)

Premier Cruise Ltd.,
11% Sr. Nts., 3/15/08                                         3/6/98        242,675              -         (242,675)
Provincia de Buenos
Aires Sr. Unsec. Unsub.
 Nts.,10.875%, 1/26/21                                       1/19/11      1,640,442      1,560,263          (80,179)

Real Time Data Co., 11%
 Nts., 5/31/09                                       6/30/99-5/31/01        110,538              -         (110,538)
Salisbury International
Investments Ltd.,
4.453% Sec. Nts.,
Series 2006-003,
Tranche E, 7/22/11                                           7/12/06      1,100,000      1,042,030          (57,970)
Santander Drive Auto
Receivables Trust
2011-S1A, Automobile
 Receivables Nts.,
Series 2011-S1A, Cl.
 D, 3.10%, 5/15/17                                            2/4/11        243,340        243,502              162

Southern States Cooperative, Inc.,
11.25% Sr. Nts., 5/15/15                             9/22/10-9/23/10      2,699,242      2,774,950           75,708
Standard Charter Bank, Kenya
(Republic of) Credit
Linked Bonds, 11.441%, 9/1/11                                 3/3/11        639,740        644,988            5,248
Standard Charter Bank,
Kenya (Republic of)
 Credit Linked Bonds,
11.44%, 9/8/11                                                3/8/11      1,202,626      1,211,481            8,855
Tower Automotive Holdings
USA LLC/TA Holdings
 Finance, Inc.,
10.625% Sr. Sec. Nts., 9/1/17                       8/13/10-12/31/10      5,261,514      6,016,640          755,126
UBS AG, Ghana (Republic of)
 Credit
Linked Nts.,
14.47%, 12/28/11                                            12/22/06      1,335,119        819,287         (515,832)

Wallace Theater
Holdings, Inc.,
 12.50% Sr. Sec. Nts., 6/15/13                       9/30/10-10/6/10      2,263,382      2,274,600           11,218
                                                                       ---------------------------------------------

                                                                       $136,321,437   $110,738,469   $  (25,582,968)
                                                                       =============================================

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after March 31, 2011. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $11,680,217 or 0.48% of the Fund's net assets as of March 31, 2011.

7. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

8. All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts. The aggregate market value of such securities is $2,573,342. See accompanying Notes.

35 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

9. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $11,790,212. See accompanying Notes.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

12. Interest or dividend is paid-in-kind, when applicable.

13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Non-income producing security.

16. Interest rate is less than 0.0005%.

17. Rate shown is the 7-day yield as of March 31, 2011.

18. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES         GROSS         GROSS              SHARES
                              DECEMBER 31, 2010     ADDITIONS    REDUCTIONS      MARCH 31, 2011
-----------------------------------------------------------------------------------------------
Oppenheimer Institutional
 Money Market Fund, Cl. E            83,436,389   162,026,486   217,135,761          28,327,114
Oppenheimer Master
Event-Linked Bond Fund, LLC           1,103,918     3,723,404             -           4,827,322
Oppenheimer Master
 Loan Fund, LLC                      29,466,809             -             -          29,466,809

                                                                      REALIZED
                                     VALUE         INCOME           GAIN (LOSS)
--------------------------------------------------------------------------------
Oppenheimer Institutional
 Money Market Fund, Cl. E         $ 28,327,114   $   29,921         $         -
Oppenheimer Master
 Event-Linked Bond Fund, LLC        51,608,534      755,330 (a)        (139,470)
Oppenheimer Master
 Loan Fund, LLC                    350,660,859    6,936,549 (b)       1,182,694
                                  ----------------------------------------------
                                  $430,596,507   $7,721,800         $ 1,043,224
                                  ==============================================


----------
a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC

19. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                 LEVEL 2-
                               LEVEL 1-             OTHER           LEVEL 3-
                             UNADJUSTED       SIGNIFICANT        SIGNIFICANT
                                 QUOTED        OBSERVABLE       UNOBSERVABLE
                                 PRICES            INPUTS             INPUTS             VALUE
----------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed
 Securities                 $         -      $ 25,975,319      $  11,807,700      $ 37,783,019
Mortgage-Backed
 Obligations                          -       483,003,526          1,737,136       484,740,662
U.S. Government
 Obligations                          -        76,229,885                  -        76,229,885
Foreign Government
 Obligations                          -       514,866,339                  -       514,866,339
Loan Participations                   -        11,448,837                  -        11,448,837
Corporate Bonds
 and Notes                            -       733,110,012                  -       733,110,012

36 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                LEVEL 2-
                                             LEVEL 1-              OTHER         LEVEL 3-
                                           UNADJUSTED        SIGNIFICANT      SIGNIFICANT
                                               QUOTED         OBSERVABLE     UNOBSERVABLE
                                               PRICES             INPUTS           INPUTS             VALUE
-----------------------------------------------------------------------------------------------------------
Preferred Stocks                                    -          7,092,825       4,844,088        11,936,913
Common Stocks                               9,206,170          9,083,535         341,929        18,631,634
Rights, Warrants and Certificates                   -            534,375             420           534,795
Structured Securities                               -        150,394,668       1,984,025       152,378,693
Options Purchased                                   -              1,438               -             1,438
Investment Companies                      432,262,455                  -               -       432,262,455
                                         ------------------------------------------------------------------
Total Investments, at Value               441,468,625      2,011,740,759      20,715,298     2,473,924,682
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                         -          4,238,310               -         4,238,310
Depreciated swaps, at value                         -             67,556               -            67,556
Futures margins                               236,703                  -               -           236,703
Foreign currency exchange contracts                 -         14,196,142               -        14,196,142
                                         ------------------------------------------------------------------
Total Assets                             $441,705,328     $2,030,242,767     $20,715,298    $2,492,663,393
                                         ------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value              $          -     $   (1,796,861)    $         -    $   (1,796,861)
Depreciated swaps, at value                         -         (6,652,389)              -        (6,652,389)
Appreciated options written, at value               -            (17,328)              -           (17,328)
Futures margins                              (246,859)                 -               -          (246,859)
Foreign currency exchange contracts                 -         (3,146,082)              -        (3,146,082)
                                         ------------------------------------------------------------------
Total Liabilities                        $   (246,859)    $  (11,612,660)    $         -    $  (11,859,519)
                                         ------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

Geographic Holdings                Value   Percent
---------------------------------------------------
United States             $1,526,019,432      61.7 %
Brazil                       114,284,831       4.6
Russia                        78,341,329       3.2
Mexico                        69,001,752       2.8
Japan                         62,641,554       2.5
South Africa                  51,091,297       2.1
Indonesia                     49,948,790       2.0
Turkey                        45,543,102       1.8
Poland                        38,342,807       1.6
Colombia                      31,175,802       1.3
Korea, Republic of South      29,810,633       1.2
Ukraine                       28,760,683       1.2
Canada                        26,641,432       1.1
Argentina                     26,245,390       1.1
Supranational                 23,973,000       1.0
Venezuela                     23,733,641       1.0
Peru                          22,822,548       0.9
Kazakhstan                    20,409,787       0.8
Hungary                       19,842,080       0.8

37 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

Geographic Holdings           Value         Percent
---------------------------------------------------
Germany                  17,746,782             0.7
Philippines              16,114,707             0.7
India                    14,718,256             0.6
United Kingdom           13,483,233             0.5
Italy                    12,632,564             0.5
Malaysia                 10,474,833             0.4
Greece                    9,727,457             0.4
Uruguay                   9,386,000             0.4
The Netherlands           8,380,568             0.3
Panama                    7,594,541             0.3
Australia                 6,302,735             0.3
Spain                     5,816,301             0.2
Dominican Republic        5,571,841             0.2
Ghana                     5,053,902             0.2
Israel                    4,836,368             0.2
Luxembourg                4,594,029             0.2
France                    4,583,982             0.2
Chile                     4,541,603             0.2
Belgium                   2,973,246             0.1
Trinidad & Tobago         2,897,650             0.1
Cayman Islands            2,746,850             0.1
Qatar                     2,456,710             0.1
Costa Rica                1,972,478             0.1
Austria                   1,899,250             0.1
Nigeria                   1,803,038             0.1
Sri Lanka                 1,300,075             0.1
China                     1,092,415               -
Norway                    1,088,105               -
Denmark                     943,022               -
Sweden                      747,306               -
Finland                     670,157               -
Ivory Coast                 548,100               -
Belize                      421,250               -
Egypt                       175,438               -
                    ---------------------------------
Total                $2,473,924,682           100.0 %
                    =================================

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                                      CONTRACT
COUNTERPARTY/CONTRACT                                   AMOUNT            EXPIRATION                  UNREALIZED     UNREALIZED
DESCRIPTION                     BUY/SELL               (000'S)                 DATES        VALUE   APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------

BANC OF AMERICA:
Argentine Peso (ARP)                Buy                 32,870  ARP  4/28/11-6/29/11  $ 8,028,988  $           -  $      10,801
Australian Dollar (AUD)             Sell                 4,825  AUD          4/15/11    4,981,536              -        160,879
Canadian Dollar (CAD)               Buy                    530  CAD          5/24/11      546,020          7,852              -
Canadian Dollar (CAD)               Sell                 1,980  CAD          5/24/11    2,039,849              -         26,443
Chinese Renminbi (Yuan) (CNY)       Buy                 49,300  CNY           6/7/11    7,554,944        250,407              -
Chinese Renminbi (Yuan) (CNY)       Sell                10,345  CNY          5/24/11    1,584,033              -          2,471
Euro (EUR)                          Sell                 6,205  EUR           4/6/11    8,792,713              -        301,854
Indonesia Rupiah (IDR)              Buy              7,230,000  IDR   5/18/11-6/1/11      823,178         16,010            987
Indonesia Rupiah (IDR)              Sell             2,300,000  IDR   5/18/11-6/1/11      261,583              -          3,281
New Turkish Lira (TRY)              Buy                 15,225  TRY          4/25/11    9,818,236        169,885              -
New Turkish Lira (TRY)              Sell                 7,650  TRY           4/1/11    4,954,503              -        148,381
Polish Zloty (PLZ)                  Buy                109,800  PLZ           5/9/11   38,536,017        416,973              -

38 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                      CONTRACT
COUNTERPARTY/CONTRACT                                   AMOUNT            EXPIRATION                  UNREALIZED     UNREALIZED
DESCRIPTION                     BUY/SELL               (000'S)                 DATES        VALUE   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
South African Rand (ZAR)            Sell                33,600  ZAR           4/4/11    4,963,924           -           169,198
South Korean Won (KRW)              Sell             7,623,000  KRW           5/3/11    6,935,398           -           150,351
                                                                                                    ---------------------------
                                                                                                      861,127           974,646
-------------------------------------------------------------------------------------------------------------------------------
BANK PARIBAS ASIA - FGN
South African Rand (ZAR)            Buy                  4,840  ZAR          5/24/11      709,653      12,142                 -
-------------------------------------------------------------------------------------------------------------------------------
BARCLAY'S CAPITAL:
Colombian Peso (COP)                Sell             1,270,000  COP           7/5/11      682,178           -             9,508
Euro (EUR)                          Buy                  4,020  EUR  4/27/11-5/24/11    5,693,621     175,281                 -
Euro (EUR)                          Sell                   850  EUR          4/11/11    1,204,370           -            45,990
Hungarian Forint (HUF)              Buy                775,000  HUF          4/11/11    4,125,220      56,768                 -
Japanese Yen (JPY)                  Buy                297,000  JPY           4/7/11    3,570,710           -            34,096
Japanese Yen (JPY)                  Sell               359,000  JPY          4/27/11    4,316,595      56,409                 -
Mexican Nuevo Peso (MXN)            Buy                 10,100  MXN          5/24/11      844,760      12,814                 -
Mexican Nuevo Peso (MXN)            Sell                 3,300  MXN          5/24/11      276,011           -             3,277
Russian Ruble (RUR)                 Buy                101,480  RUR          4/29/11    3,560,805      67,517                 -
South African Rand (ZAR)            Buy                305,900  ZAR    4/4/11-5/9/11   44,985,961   3,130,212                 -
South African Rand (ZAR)            Sell                 7,000  ZAR           4/6/11    1,033,857           -            84,190
South Korean Won (KRW)              Buy                606,000  KRW          5/11/11      551,011      11,865                 -
South Korean Won (KRW)              Sell             3,891,000  KRW           5/2/11    3,540,289           -             4,537
                                                                                                    ---------------------------
                                                                                                    3,510,866           181,598
-------------------------------------------------------------------------------------------------------------------------------
CITIGROUP:
Australian Dollar (AUD)             Buy                  1,650  AUD          5/24/11    1,694,826      41,210                 -
Australian Dollar (AUD)             Sell                   230  AUD          5/24/11      236,248           -             5,931
Colombian Peso (COP)                Buy              1,270,000  COP           7/5/11      682,178       8,438                 -
Euro (EUR)                          Buy                 21,500  EUR   4/7/11-6/22/11   30,444,471     351,192                 -
Euro (EUR)                          Sell                   425  EUR          5/10/11      601,847           -            23,993
Indian Rupee (INR)                  Buy                216,000  INR          5/24/11    4,793,794      49,149                 -
Indonesia Rupiah (IDR)              Buy                 53,000  IDR           6/1/11        6,021          32                 -
Indonesia Rupiah (IDR)              Sell                24,000  IDR           6/1/11        2,727           -                15
Japanese Yen (JPY)                  Sell               198,000  JPY          4/27/11    2,380,741      28,048                 -
New Taiwan Dollar (TWD)             Sell               142,000  TWD          5/24/11    4,834,520       5,289                 -
New Turkish Lira (TRY)              Buy                  8,270  TRY   4/1/11-6/14/11    5,350,860      10,851                 -
New Turkish Lira (TRY)              Sell                 7,650  TRY           6/1/11    4,901,663         611                 -
New Zealand Dollar (NZD)            Buy                  1,330  NZD          5/24/11    1,011,077      32,879                 -
South African Rand (ZAR)            Buy                  3,850  ZAR          5/24/11      564,497      31,092                 -
South African Rand (ZAR)            Sell                 3,950  ZAR          5/24/11      579,159           -            14,233
                                                                                                    ---------------------------
                                                                                                      558,791            44,172
-------------------------------------------------------------------------------------------------------------------------------
CITIGROUP EM:
Chilean Peso (CLP)                  Buy                334,000  CLP          6/30/11      692,871       3,785                 -
Chilean Peso (CLP)                  Sell               302,000  CLP           6/1/11      628,443       1,550             4,925
Colombian Peso (COP)                Buy              4,705,720  COP           4/5/11    2,515,758      25,959                 -
Colombian Peso (COP)                Sell            12,359,219  COP   4/1/11-4/18/11    6,610,223           -            55,833
Egyptian Pounds (EGP)               Buy                  9,535  EGP           5/5/11    1,577,441           -            14,352
Indonesia Rupiah (IDR)              Buy                336,000  IDR           6/1/11       38,173         433                 -
Indonesia Rupiah (IDR)              Sell               340,000  IDR           6/1/11       38,627           -               296
                                                                                                    ---------------------------
                                                                                                       31,727            75,406
-------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE:
British Pound Sterling (GBP)        Buy                  1,490  GBP          6/22/11    2,387,467           -            13,966
Malaysian Ringgit (MYR)             Buy                 18,925  MYR           7/5/11    6,207,002           -            37,491

39 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                    CONTRACT
COUNTERPARTY/CONTRACT                                 AMOUNT            EXPIRATION                     UNREALIZED     UNREALIZED
DESCRIPTION                    BUY/SELL              (000'S)                 DATES           VALUE   APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)             Buy          67,965   TRY        4/11/11-5/9/11      43,762,416      1,111,593              -
New Turkish Lira (TRY)             Sell         13,180   TRY        4/4/11-4/11/11       8,525,624              -        313,588
Swedish Krona (SEK)                Buy           4,400   SEK               5/24/11         695,077          2,879             31
Swedish Krona (SEK)                Sell          3,400   SEK               5/24/11         537,105              -          6,581
                                                                                                        ------------------------
                                                                                                        1,114,472        371,657
--------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)            Buy             601   AUD                4/7/11         621,110         14,236              -
British Pound Sterling (GBP)       Buy           1,495   GBP                4/7/11       2,398,105              -         34,192
British Pound Sterling (GBP)       Sell            290   GBP               5/24/11         464,885          5,831              -
Canadian Dollar (CAD)              Buy           2,375   CAD                4/7/11       2,449,339         13,097              -
Chinese Renminbi (Yuan) (CNY)      Buy          51,980   CNY                1/6/12       8,049,753              -         18,404
Chinese Renminbi (Yuan) (CNY)      Sell         51,090   CNY       4/11/11-6/20/11       7,829,006              -          8,642
Euro (EUR)                         Buy           3,190   EUR               4/27/11       4,518,599        157,774              -
Japanese Yen (JPY)                 Sell        358,000   JPY               4/27/11       4,304,571         64,165              -
Polish Zloty (PLZ)                 Buy          14,100   PLZ               4/15/11       4,959,078        123,671              -
Polish Zloty (PLZ)                 Sell         14,100   PLZ               4/26/11       4,954,378              -          5,203
Swiss Franc (CHF)                  Buy           2,731   CHF        4/7/11-5/24/11       2,974,219         65,305          3,776
Swiss Franc (CHF)                  Sell          1,800   CHF               5/24/11       1,960,438              -         52,386
                                                                                                        ------------------------
                                                                                                          444,079        122,603
--------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK EM:
Chinese Renminbi (Yuan) (CNY)      Sell            950   CNY               4/11/11         145,157              -            340
Malaysian Ringgit (MYR)            Buy          54,530   MYR               4/18/11      17,982,770        172,984              -
Mexican Nuevo Peso (MXN)           Sell         41,100   MXN               4/19/11       3,449,247              -         91,678
Russian Ruble (RUR)                Buy          13,010   RUR                6/2/11         455,287          4,975              -
Russian Ruble (RUR)                Sell         56,700   RUR               4/11/11       1,992,449            324         24,650
                                                                                                          ----------------------
                                                                                                          178,283        116,668
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS EM:
Brazilian Real (BRR)               Buy          10,320   BRR                5/3/11       6,280,402         93,722              -
Brazilian Real (BRR)               Sell         32,445   BRR                5/3/11      19,744,926              -        294,653
Chilean Peso (CLP)                 Buy         200,000   CLP                6/1/11         416,187              -          2,004
Chinese Renminbi (Yuan) (CNY)      Buy          46,400   CNY               2/16/12       7,199,986            852          8,181
Hungarian Forint (HUF)             Buy         472,000   HUF               4/11/11       2,512,392          8,613              -
Malaysian Ringgit (MYR)            Buy          19,720   MYR               4/18/11       6,503,213         32,335              -
Mexican Nuevo Peso (MXN)           Buy         220,680   MXN       4/18/11-4/19/11      18,521,409        339,249              -
Mexican Nuevo Peso (MXN)           Sell         72,710   MXN               4/18/11       6,102,634              -         99,497
                                                                                                        ------------------------
                                                                                                          474,771        404,335
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN, SACHS & CO.:
Euro (EUR)                         Buy          28,135   EUR                5/9/11      39,843,095      1,631,264              -
Hungarian Forint (HUF)             Buy         778,000   HUF               4/11/11       4,141,189        102,379              -
Japanese Yen (JPY)                 Sell         83,000   JPY               5/24/11         998,166         12,705            437
                                                                                                        ------------------------
                                                                                                        1,746,348            437
--------------------------------------------------------------------------------------------------------------------------------
HONG KONG & SHANGHAI BANK CORP.
New Turkish Lira (TRY)             Buy           1,740   TRY                4/4/11       1,126,135         12,742              -
--------------------------------------------------------------------------------------------------------------------------------
HSBC EM:
Brazilian Real (BRR)               Sell         14,120   BRR                5/3/11       8,592,953              -        123,155
New Turkish Lira (TRY)             Buy           8,950   TRY                4/4/11       5,792,476        274,358              -
                                                                                                        ------------------------
                                                                                                          274,358        123,155
--------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE:

40 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                    CONTRACT
COUNTERPARTY/CONTRACT                                 AMOUNT            EXPIRATION                     UNREALIZED     UNREALIZED
DESCRIPTION                    BUY/SELL              (000'S)                 DATES        VALUE      APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Chilean Peso (CLP)                 Sell      373,000   CLP                6/1/11        776,189                 -          6,439
Chinese Renminbi (Yuan) (CNY)      Sell       21,155   CNY               5/24/11      3,239,267                 -          5,299
Czech Koruna (CZK)                 Sell       80,145   CZK               5/18/11      4,627,024             4,678         19,083
Euro (EUR)                         Buy         2,390   EUR               4/27/11      3,385,408           116,964              -
Indian Rupee (INR)                 Buy        11,190   INR               4/11/11        250,407             6,641              -
Japanese Yen (JPY)                 Sell      269,000   JPY               4/27/11      3,234,440            47,316              -
Malaysian Ringgit (MYR)            Sell        1,340   MYR               5/10/11        441,206                 -          3,869
Mexican Nuevo Peso (MXN)           Sell        2,460   MXN               4/18/11        206,471                 -          3,221
New Taiwan Dollar (TWD)            Buy         4,610   TWD               4/11/11        156,803               539              -
New Turkish Lira (TRY)             Buy         9,225   TRY               4/11/11      5,963,298           165,135              -
New Zealand Dollar (NZD)           Sell          920   NZD               5/24/11        699,392                 -         26,661
Norwegian Krone (NOK)              Buy       233,450   NOK        5/9/11-5/24/11     42,123,300         1,866,938              -
Norwegian Krone (NOK)              Sell        3,300   NOK               5/24/11        594,905                 -         20,792
Philippines Peso (PHP)             Sell      209,000   PHP                6/1/11      4,801,765            11,685              -
Singapore Dollar (SGD)             Buy         6,635   SGD       4/25/11-5/10/11      5,263,972             9,463          1,868
Singapore Dollar (SGD)             Sell        6,075   SGD               4/25/11      4,819,675                 -         12,162
                                                                                                        ------------------------
                                                                                                        2,229,359         99,394
--------------------------------------------------------------------------------------------------------------------------------
JP MORGAN EM:
Australian Dollar (AUD)            Buy         4,825   AUD               4/15/11      4,981,536           146,018              -
Chilean Peso (CLP)                 Buy       342,000   CLP                6/1/11        711,680             4,411              -
Chinese Renminbi (Yuan) (CNY)      Buy       101,000   CNY       6/20/11-2/17/12     15,649,882            19,361         50,480
Chinese Renminbi (Yuan) (CNY)      Sell        3,410   CNY                6/7/11        522,563               604              -
Czech Koruna (CZK)                 Buy        80,145   CZK               5/18/11      4,627,024            52,381              -
Egyptian Pounds (EGP)              Buy        17,365   EGP                6/6/11      2,832,656                 -         18,740
Hong Kong Dollar (HKD)             Sell       37,400   HKD               5/24/11      4,810,419                 -         11,672
Indian Rupee (INR)                 Buy         6,400   INR               4/11/11        143,218             2,682              -
Indonesia Rupiah (IDR)             Buy    45,324,000   IDR               4/18/11      5,190,187           122,040              -
New Taiwan Dollar (TWD)            Sell        4,610   TWD               4/11/11        156,803                 -            902
Philippines Peso (PHP)             Buy       361,000   PHP                5/2/11      8,304,356            24,539              -
Polish Zloty (PLZ)                 Buy         1,410   PLZ                4/4/11        496,378                 -          1,591
Polish Zloty (PLZ)                 Sell       16,475   PLZ                6/6/11      5,767,819            19,381              -
Russian Ruble (RUR)                Buy       101,990   RUR               4/25/11      3,579,866            78,063              -
South Korean Won (KRW)             Sell    7,661,000   KRW                5/2/11      6,970,483                 -         43,718
                                                                                                        ------------------------
                                                                                                          469,480        127,103
--------------------------------------------------------------------------------------------------------------------------------
NOMURA SECURITIES:
Chinese Renminbi (Yuan) (CNY)      Buy        22,440   CNY               2/19/13      3,540,244                 -         11,794
Japanese Yen (JPY)                 Sell    1,124,000   JPY               6/22/11     13,520,304           236,218              -
New Zealand Dollar (NZD)           Buy           880   NZD               5/24/11        668,983             6,066              -
New Zealand Dollar (NZD)           Sell        2,130   NZD               5/24/11      1,619,244                 -         23,728
                                                                                                          ----------------------
                                                                                                          242,284         35,522
--------------------------------------------------------------------------------------------------------------------------------
RBS GREENWICH CAPITAL:
Japanese Yen (JPY)                 Sell      389,000   JPY               4/25/11      4,677,261           127,581              -
Swedish Krona (SEK)                Buy       261,130   SEK                5/9/11     41,288,733           959,776              -
Swiss Franc (CHF)                  Buy           595   CHF               5/10/11        647,965            30,104              -
                                                                                                        ------------------------
                                                                                                        1,117,461              -
--------------------------------------------------------------------------------------------------------------------------------
SANTANDER EM
Colombian Peso (COP)               Sell    4,502,000   COP               4/15/11      2,409,425            11,656              -
--------------------------------------------------------------------------------------------------------------------------------
STANDARD CHARTERED BANK EM
Malaysian Ringgit (MYR)            Buy        20,957   MYR                4/5/11      6,917,195                 -         20,031
--------------------------------------------------------------------------------------------------------------------------------

41 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                    CONTRACT
COUNTERPARTY/CONTRACT                                 AMOUNT            EXPIRATION                     UNREALIZED     UNREALIZED
DESCRIPTION                    BUY/SELL              (000'S)                 DATES        VALUE      APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
STANDARD NY EM
South African Rand (ZAR)         Sell                49,640   ZAR           4/6/11    7,331,525                 -        426,000
--------------------------------------------------------------------------------------------------------------------------------
STATE STREET:
British Pound Sterling (GBP)     Buy                    140   GBP          5/24/11      224,427                 -          4,830
British Pound Sterling (GBP)     Sell                   390   GBP          5/24/11      625,190             4,622              -
Hungarian Forint (HUF)           Buy              3,098,000   HUF          4/11/11   16,490,236           893,397              -
Polish Zloty (PLZ)               Sell                 1,410   PLZ           4/4/11      496,378                 -         18,525
South African Rand (ZAR)         Buy                  1,470   ZAR           6/1/11      215,266             8,177              -
                                                                                                      --------------------------
                                                                                                          906,196         23,355
                                                                                                      --------------------------
Total unrealized appreciation
and depreciation                                                                                      $14,196,142     $3,146,082
                                                                                                      ==========================

FUTURES CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:


                                                                                                            UNREALIZED
                                                             NUMBER OF     EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION                            BUY/SELL     CONTRACTS           DATE          VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
DAX Index                                      Buy                  16        6/17/11   $  4,012,641   $         (802)
Euro-Bundesobligation                          Buy                  67         6/8/11     11,515,773           (8,817)
Japan (Government of) Bonds, 10 yr.            Buy                   3         6/9/11      5,033,061           37,178
Japan (Government of) Mini Bonds, 10 yr.       Buy                  42         6/8/11      7,047,295           (4,662)
NASDAQ 100 E-Mini Index                        Buy                 177        6/17/11      8,270,325          277,651
New Financial Times Stock Exchange 100 Index   Sell                 60        6/17/11      5,663,982         (277,121)
NIKKEI 225 Index                               Sell                 49         6/9/11      5,749,459          458,992
NIKKEI 225 Index                               Sell                 14         6/9/11        817,985          (94,055)
Standard & Poor's 500 E-Mini Index             Sell                403        6/17/11     26,618,150       (1,354,769)
U.S. Treasury Long Bonds, 30 yr.               Buy               1,129        6/21/11    135,691,688          384,737
U.S. Treasury Nts., 2 yr.                      Buy                  91        6/30/11     19,849,375            8,866
U.S. Treasury Nts., 2 yr.                      Sell                431        6/30/11     94,011,875          (14,059)
U.S. Treasury Nts., 5 yr.                      Sell                459        6/30/11     53,606,180          (44,284)
U.S. Treasury Nts., 5 yr.                      Buy                  21        6/30/11      2,452,570           13,685
U.S. Treasury Nts., 10 yr.                     Sell                402        6/21/11     47,850,563           98,824
U.S. Treasury Nts., 10 yr.                     Buy               1,844        6/21/11    219,493,625          418,743
U.S. Treasury Ultra Bonds                      Buy                  50        6/21/11      6,178,125           26,923
United Kingdom Long Gilt                       Sell                  7        6/28/11      1,315,757            1,735
                                                                                                         -------------
                                                                                                           $ (71,235)
                                                                                                         =============

WRITTEN OPTIONS AS OF MARCH 31, 2011 ARE AS FOLLOWS:


                                    NUMBER OF      EXERCISE   EXPIRATION     PREMIUMS                  UNREALIZED
DESCRIPTION            TYPE         CONTRACTS         PRICE         DATE     RECEIVED      VALUE     APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)   Call         140,000,000   $        83      4/6/11   $    10,837   $(10,170)   $         667
Japanese Yen (JPY)   Put          140,000,000            83      4/6/11        10,837     (7,158)           3,679
                                                                          ---------------------------------------
                                                                          $     21,674  $(17,328)   $       4,346
                                                                          =======================================



CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:


                                                 PAY/                    UPFRONT
                      BUY/SELL    NOTIONAL    RECEIVE                    PAYMENT                      UNREALIZED
REFERENCE ENTITY/       CREDIT      AMOUNT      FIXED   TERMINATION     RECEIVED/                   APPRECIATION
SWAP COUNTERPARTY   PROTECTION      (000'S)      RATE          DATE        (PAID)         VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
 ALCOA, INC.
 Merrill Lynch
Capital Services,
Inc.                    Sell     $    4,780    1.00%      3/20/16       $149,559      $(149,373)           $186
                                 ----------                             ----------------------------------------
                       Total          4,780                              149,559       (149,373)            186
----------------------------------------------------------------------------------------------------------------

42 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                     PAY/                     UPFRONT
                                          BUY/SELL    NOTIONAL    RECEIVE                     PAYMENT                   UNREALIZED
REFERENCE ENTITY/                           CREDIT      AMOUNT      FIXED   TERMINATION     RECEIVED/                 APPRECIATION
SWAP COUNTERPARTY                       PROTECTION      (000'S)      RATE          DATE        (PAID)         VALUE  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP, INC.
 JPMorgan Chase Bank NA, NY Branch           Sell        4,770       1.00     3/20/16       186,670        (169,859)        16,811
                                                       -------                              ---------------------------------------
                                            Total        4,770                              186,670        (169,859)        16,811
-----------------------------------------------------------------------------------------------------------------------------------
 AMGEN, INC.

 Barclays Bank plc                            Buy        4,780       1.00     3/20/16       137,058        (128,262)         8,796
                                                       -------                              ---------------------------------------
                                            Total        4,780                              137,058        (128,262)         8,796
-----------------------------------------------------------------------------------------------------------------------------------
 BRISTOL-MYERS SQUIBB CO.
 Citibank NA, New York                        Buy        4,830       1.00     3/20/16       157,336        (148,405)         8,931
                                                       -------                              ---------------------------------------
                                            Total        4,830                              157,336        (148,405)         8,931
-----------------------------------------------------------------------------------------------------------------------------------
 CAMPBELL SOUP CO.
 Credit Suisse International                  Buy        4,770       1.00     3/20/16       125,232         (50,417)        74,815
                                                       -------                              ---------------------------------------
                                            Total        4,770                              125,232         (50,417)        74,815
-----------------------------------------------------------------------------------------------------------------------------------
 CBS CORP.
 Barclays Bank plc                           Sell        4,830       1.00     3/20/16       (39,381)         30,617         (8,764)
                                                       -------                              ---------------------------------------
                                            Total        4,830                              (39,381)         30,617         (8,764)
-----------------------------------------------------------------------------------------------------------------------------------
 CDX EMERGING MARKETS INDEX, SERIES 15:
 Barclays Bank plc                            Buy       10,525       5.00     6/20/16     1,422,337      (1,508,656)       (86,319)
 Merrill Lynch International                  Buy       10,735       5.00     6/20/16     1,448,569      (1,538,757)       (90,188)
                                                       -------                            -----------------------------------------
                                            Total       21,260                            2,870,906      (3,047,413)      (176,507)
-----------------------------------------------------------------------------------------------------------------------------------
 CDX NORTH AMERICA HIGH YIELD INDEX,
 SERIES 15
 Credit Suisse International                 Sell        5,250       5.00    12/20/15      (198,698)        261,065         62,367
 JPMorgan Chase Bank NA, NY Branch           Sell        5,250       5.00    12/20/15      (195,417)        261,065         65,648
 JPMorgan Chase Bank NA, NY Branch           Sell        6,300       5.00    12/20/15      (238,438)        313,278         74,840
 UBS AG                                      Sell        6,300       5.00    12/20/15      (239,093)        313,278         74,185
                                                       -------                             ---------------------------------------
                                            Total       23,100                             (871,646)      1,148,686        277,040
-----------------------------------------------------------------------------------------------------------------------------------
 CISCO SYSTEMS, INC.
 Barclays Bank plc                           Buy         4,770       1.00     3/20/16       114,374        (111,846)         2,528
                                                       -------                              --------------------------------------
                                            Total        4,770                              114,374        (111,846)         2,528
-----------------------------------------------------------------------------------------------------------------------------------
 FEDERATIVE REPUBLIC OF BRAZIL:
 Barclays Bank plc                           Sell        2,060       1.00     3/20/16         9,382         (13,648)        (4,266)
 Credit Suisse International                 Sell        1,680       1.00     6/20/16        11,493         (11,582)           (89)
                                                       -------                              --------------------------------------
                                            Total        3,740                               20,875         (25,230)        (4,355)
-----------------------------------------------------------------------------------------------------------------------------------
 ISTANBUL BOND CO. SA FOR FINANSBANK AS
 Merrill Lynch Capital Services, Inc.        Sell        3,100       1.30     3/24/13             -        (182,818)      (182,818)
                                                       -------                              --------------------------------------
                                            Total        3,100                                    -        (182,818)      (182,818)
-----------------------------------------------------------------------------------------------------------------------------------
 PETROLEOS DE VENEZUELA SA
 Barclays Bank plc                           Sell        4,140       5.00     7/20/11       107,030         (29,162)        77,868
                                                       -------                              --------------------------------------
                                            Total        4,140                              107,030         (29,162)        77,868
-----------------------------------------------------------------------------------------------------------------------------------
 REPUBLIC OF HUNGARY:
 Barclays Bank plc                           Sell        1,250       1.00     3/20/16       105,216         (94,147)        11,069
 Barclays Bank plc                           Sell        2,370       1.00     6/20/16       191,125        (185,420)         5,705
 HSBC Bank USA                               Sell        2,090       1.00     3/20/16       182,236        (157,414)        24,822
 JPMorgan Chase Bank NA, NY Branch           Sell        1,670       1.00     3/20/16       139,178        (125,781)        13,397
 Merrill Lynch Capital Services, Inc.        Sell        2,090       1.00     3/20/16       182,236        (157,414)        24,822
 UBS AG                                      Sell        2,090       1.00     3/20/16       181,992        (157,414)        24,578
                                                       -------                              --------------------------------------
                                            Total       11,560                              981,983        (877,590)       104,393
-----------------------------------------------------------------------------------------------------------------------------------

43 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                              PAY/                      UPFRONT
                                    BUY/SELL    NOTIONAL   RECEIVE                      PAYMENT                      UNREALIZED
REFERENCE ENTITY/                     CREDIT      AMOUNT     FIXED   TERMINATION       RECEIVED/                   APPRECIATION
SWAP COUNTERPARTY                 PROTECTION      (000'S)     RATE          DATE          (PAID)         VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
REPUBLIC OF PERU:
Citibank NA, New York                    Buy      10,000      1.00       9/20/15         11,275         101,480         112,755
Deutsche Bank AG                         Buy       1,900      1.71      12/20/16              -         (54,405)        (54,405)
                                                 --------                          --------------------------------------------
                                       Total      11,900                                 11,275          47,075          58,350
--------------------------------------------------------------------------------------------------------------------------------
REPUBLIC OF THE PHILIPPINES:
Barclays Bank plc                        Buy       3,270      1.76      12/20/14              -         (68,988)        (68,988)
JPMorgan Chase Bank NA, London Branch    Buy       4,900      1.74      12/20/14              -         (99,871)        (99,871)
                                                 --------                          --------------------------------------------
                                       Total       8,170                                      -        (168,859)       (168,859)
--------------------------------------------------------------------------------------------------------------------------------
SLM CORP.:
Citibank NA, New York                   Sell       3,735      5.00       3/20/16       (315,191)        370,863          55,672
UBS AG                                  Sell       1,035      5.00       3/20/16        (87,342)        102,769          15,427
                                                 --------                          --------------------------------------------
                                       Total       4,770                               (402,533)        473,632          71,099
--------------------------------------------------------------------------------------------------------------------------------
STATE OF QATAR:
Barclays Bank plc                        Buy       1,960      1.00       3/20/16        (13,738)          9,138          (4,600)
HSBC Bank USA                            Buy       3,915      1.00       3/20/16        (25,613)         18,252          (7,361)
JPMorgan Chase Bank NA, NY Branch        Buy       1,960      1.00       6/20/16        (14,553)          9,549          (5,004)
                                                 --------                          --------------------------------------------
                                       Total       7,835                                (53,904)         36,939         (16,965)
--------------------------------------------------------------------------------------------------------------------------------
UNITED MEXICAN STATES:
Goldman Sachs Bank USA                  Sell       2,275      1.00       6/20/16          8,885          (9,153)           (268)
HSBC Bank USA                           Sell       2,090      1.00       3/20/16          2,150          (8,093)         (5,943)
Merrill Lynch Capital Services, Inc.    Sell       2,090      1.00       3/20/16          2,948          (8,093)         (5,145)
                                                 --------                          --------------------------------------------
                                       Total       6,455                                 13,983         (25,339)        (11,356)
--------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP.
Credit Suisse International             Sell       4,830      1.00       3/20/16         30,651         (49,632)        (18,981)
                                                 --------                          --------------------------------------------
                                       Total       4,830                                 30,651         (49,632)        (18,981)
--------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES, INC.
Credit Suisse International             Buy        4,830      1.00       3/20/16        142,520        (131,947)         10,573
                                                 --------                          --------------------------------------------
                                       Total       4,830                                142,520        (131,947)         10,573
                                                                                   --------------------------------------------
                                                                Grand Total Buys      3,504,797      (3,703,135)       (198,338)
                                                               Grand Total Sells        177,191         143,932         321,123
                                                                                   --------------------------------------------
                                                      Total Credit Default Swaps   $  3,681,988   $  (3,559,203)     $  122,785
                                                                                   ============================================

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                   TOTAL MAXIMUM POTENTIAL
TYPE OF REFERENCE ASSET ON WHICH THE           PAYMENTS FOR SELLING CREDIT                                  REFERENCE ASSET
FUND SOLD PROTECTION                             PROTECTION (UNDISCOUNTED)       AMOUNT RECOVERABLE*         RATING RANGE**
---------------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Debt Indexes      $                  23,100,000       $               -                AA to AA-
Investment Grade Single Name Corporate Debt                     26,070,000                       -               A- to BBB-
Investment Grade Sovereign Debt                                 22,765,000                       -              BBB to BBB-
Non-Investment Grade Sovereign Debt                              4,140,000                       -                      BB-
                                             -----------------------------------------------------
Total                                        $                  76,075,000       $               -
                                             =====================================================

----------
* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

44 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

INTEREST RATE SWAP CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS



                                   NOTIONAL
INTEREST RATE/                       AMOUNT                      PAID BY       RECEIVED BY       TERMINATION
SWAP COUNTERPARTY                   (000'S)                     THE FUND          THE FUND              DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
BZDI:
Banco Santander SA, Inc.              9,870       BRR             BZDI              12.320%         1/2/17       $  62,364
Goldman Sachs Group, Inc. (The)      10,600       BRR             BZDI              11.390          1/5/15        (100,009)
Goldman Sachs Group, Inc. (The)       5,190       BRR             BZDI              12.800          1/2/17         167,101
Goldman Sachs Group, Inc. (The)       9,900       BRR             BZDI              11.420          1/3/14         (78,906)
JPMorgan Chase Bank NA               15,800       BRR             BZDI              13.900          1/2/17         808,682
                                 ----------                                                                       --------
Total                                51,360       BRR                                                              859,232
--------------------------------------------------------------------------------------------------------------------------
MXN TIIE BANXICO:
                                                              MXN TIIE
Bank of America Merrill Lynch        87,500       MXN          BANXICO               5.875         12/6/12          (9,416)
                                                              MXN TIIE
Bank of America Merrill Lynch       220,000       MXN          BANXICO               5.735        11/29/12         (34,183)
                                                              MXN TIIE
Bank of America Merrill Lynch       134,500       MXN          BANXICO               5.750         12/5/12         (18,641)
                                                              MXN TIIE
Barclays Bank plc                    86,300       MXN          BANXICO               5.630         1/21/13          (7,262)
                                                              MXN TIIE
Citibank NA                          86,000       MXN          BANXICO               5.640         1/16/13          (7,423)
                                                              MXN TIIE
Deutsche Bank AG                    179,500       MXN          BANXICO               5.890         1/10/13         (16,582)
                                                              MXN TIIE
Goldman Sachs Group, Inc. (The)     216,900       MXN          BANXICO               5.880        12/14/12         (21,496)
                                 ----------                                                                       --------
Total                             1,010,700       MXN                                                             (115,003)
--------------------------------------------------------------------------------------------------------------------------
SIX-MONTH AUD BBR BBSW
                                                                                 Six-Month
                                                                                   AUD BBR
Westpac Banking Corp                 11,685       AUD            6.098%               BBSW          1/5/21        (116,237)
--------------------------------------------------------------------------------------------------------------------------
SIX-MONTH CZK PRIBOR PRBO:
                                                                                 Six-Month
                                                                                CZK PRIBOR
Morgan Stanley                      173,300       CZK            3.060                PRBO        12/16/15          77,276
                                                                                 Six-Month
                                                                                CZK PRIBOR
Barclays Bank plc                   183,000       CZK            3.200                PRBO        12/21/15          55,662
                                 ----------                                                                       --------
Total                               356,300       CZK                                                              132,938
--------------------------------------------------------------------------------------------------------------------------
SIX-MONTH EUR EURIBOR:
                                                                    Six-
                                                               Month EUR
Barclays Bank plc                     7,120       EUR            EURIBOR             3.580         2/21/15         (25,220)
                                                                    Six-
                                                               Month EUR
Morgan Stanley                        6,910       EUR            EURIBOR             3.410        12/16/15         (53,380)
                                 ----------                                                                       --------
Total                                14,030       EUR                                                              (78,600)
--------------------------------------------------------------------------------------------------------------------------
SIX-MONTH GBP BBA LIBOR
                                                                    Six-
                                                               Month GBP
Barclays Bank plc                     7,695       GBP          BBA LIBOR             3.605          1/4/21        (145,369)
--------------------------------------------------------------------------------------------------------------------------
SIX-MONTH JPY BBA LIBOR
                                                                                 Six-Month
JPMorgan Chase Bank NA              987,000       JPY              1.233     JPY BBA LIBOR          1/7/21          44,936
--------------------------------------------------------------------------------------------------------------------------
THREE-MONTH USD BBA LIBOR
                                                                  Three-
                                                               Month USD
Barclays Bank plc                    11,900                    BBA LIBOR             3.371          1/6/21        (141,732)

45 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)


                                       NOTIONAL
INTEREST RATE/                           AMOUNT               PAID BY             RECEIVED BY       TERMINATION
SWAP COUNTERPARTY                       (000'S)              THE FUND                THE FUND              DATE      VALUE
---------------------------------------------------------------------------------------------------------------------------
THREE-MONTH ZAR JIBAR SAFEX:
Barclays Bank plc                        45,590  ZAR            7.040    Three-Month ZAR JIBAR SAFEX    1/21/14       1,045
Barclays Bank plc                        45,140  ZAR            7.050    Three-Month ZAR JIBAR SAFEX    1/24/14       1,034
                                        -------                                                                    --------
Total where Fund pays a fixed rate       90,730  ZAR                                                                  2,079
                                        -------                                                                    --------
                                                      Three-Month ZAR
Barclays Bank plc                        17,830  ZAR    JIBAR   SAFEX                          8.350    1/24/21     (19,944)
                                                      Three-Month ZAR
Barclays Bank plc                        17,990  ZAR     JIBAR SAFEX                           8.310    1/21/21     (19,985)
                                                      Three-Month ZAR
Goldman Sachs Group, Inc. (The)         145,500  ZAR     JIBAR SAFEX                           8.700    3/11/14       1,269
                                                      Three-Month ZAR
JPMorgan Chase Bank NA                  114,930  ZAR      JIBAR SAFEX                          8.650     3/4/14       1,002
                                                      Three-Month ZAR
JPMorgan Chase Bank NA                  146,780  ZAR     JIBAR SAFEX                           8.480     3/1/14       1,237
                                                      Three-Month ZAR
JPMorgan Chase Bank NA                  146,690  ZAR     JIBAR SAFEX                           8.390     3/2/14       1,214
                                        -------                                                                   ---------
Total where Fund pays a variable rate   589,720  ZAR                                                                (35,207)
                                        -------                                                                   ---------
Total                                   680,450  ZAR                                                                (33,128)
                                                                                                                   --------
                                                                         Total Interest Rate Swaps                 $407,037
                                                                                                                   ========


Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                  Australian Dollar
BRR                  Brazilian Real
CZK                  Czech Koruna
EUR                  Euro
GBP                  British Pounds Sterling
JPY                  Japanese Yen
MXN                  Mexican Nuevo Peso
ZAR                  South African Rand

Abbreviations/Definitions are as follows:

BANIXCO              Banco de Mexico
BBA LIBOR            British Bankers' Association London-Interbank Offered Rate
BBR BBSW             Bank Bill Swap Reference Rate (Australian Financial Market)
BZDI                 Brazil Interbank Deposit Rate
EURIBOR              Euro Interbank Offered Rate
JIBAR                South Africa Johannesburg Interbank Agreed Rate
PRIBOR PRBO          Prague Interbank Offering Rate
SAFEX                South African Futures Exchange
TIIE                 Interbank Equilibrium Interest Rate

TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                           NOTIONAL
REFERENCE ENTITY/            AMOUNT              PAID BY            RECEIVED BY          TERMINATION
SWAP COUNTERPARTY           (000'S)             THE FUND               THE FUND                 DATE      VALUE
----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES
 SELECT SECTOR
 INDEX:
                                          One-Month USD
                                          BBA LIBOR plus 15
                                          basis points and     If
                                          if negative, the     positive,
                                          absolute value of    the Total
                                          the Total Return     Return of the Consumer
                                          of the Consumer      Staples Select
                                          Staples Select       Sector Index
Morgan Stanley           $   2,001        Sector Index                                         3/6/12  $  32,410

46 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                         NOTIONAL
REFERENCE ENTITY/          AMOUNT                   PAID BY      RECEIVED BY            TERMINATION
SWAP COUNTERPARTY          (000'S)                 THE FUND         THE FUND                   DATE        VALUE
----------------------------------------------------------------------------------------------------------------
                                          One-Month USD
                                          BBA LIBOR plus 15    If
                                          basis points and     positive,
                                          if negative, the     the Total
                                          absolute value of    Return of
                                          the Total Return     the Consumer
                                          of the Consumer      Staples
                                          Staples Select       Select
Morgan Stanley                   1        Sector Index         Sector Index                  9/14/11         17
                                                                                                      ---------
                                                                              Reference Entity Total     32,427
----------------------------------------------------------------------------------------------------------------
CUSTOM BASKET OF
SECURITIES:

                                          One-Month CHF
                                          BBA LIBOR plus 30
                                          basis points and
                                          if negative, the     If positive,
                                          absolute value of    the Total
                                          the Total Return     Return of a
                                          of a custom          custom
                                          basket of            basket
Citibank NA                  1,243   CHF  securities           of securities                 1/11/12     22,532

                                          One-Month
                                          EURIBOR plus 30
                                          basis points and     If
                                          if negative, the     positive,
                                          absolute value of    the total
                                          the Total Return     return of a
                                          of a custom          custom
                                          basket of            basket of
Citibank NA                  2,789   EUR  securities           securities                    1/11/12     62,494

                                          One-Month GBP
                                          BBA LIBOR plus 30
                                          basis points and
                                          if negative, the
                                          absolute value of    If positive, the
                                          the Total Return     Total Return
                                          of a custom          of a custom
                                          basket of            basket of
Citibank NA                  2,129   GBP  securities           securities                    1/11/12    (47,769)

                                          One-Month SEK
                                          STIBOR SIDE plus
                                          30 basis points
                                          and if negative,
                                          the absolute         If positive, the
                                          value of the         Total Return
                                          Total Return of a    of a custom
                                          custom basket of     basket of
Citibank NA                  4,843   SEK  securities           securities                    1/11/12     29,608

                                          One-Month JPY
                                          BBA LIBOR plus 53
                                          basis points and
                                          if negative, the
                                          absolute value of    If positive, the
                                          the Total Return     Total Return
                                          of a custom          of a custom
                                          basket of            basket of
Citibank NA, New York      546,118   JPY  securities           securities                    4/14/11   (583,136)

                                          One-Month USD
                                          BBA LIBOR plus 18
                                          basis points and
                                          if negative, the
                                          absolute value of    If positive, the
                                          the Total Return     Total Return
                                          of a custom          of a custom
Goldman Sachs                             basket of            basket of
Group, Inc. (The)           24,377        securities           securities                     9/9/11    (68,688)

                                          One-Month GBP
                                          BBA LIBOR plus 50
                                          basis points and
                                          if negative, the
                                          absolute value of    If positive, the
                                          the Total Return     Total Return
                                          of a custom          of a custom
                                          basket of            basket of
Morgan Stanley               4,433   GBP  securities           securities                    1/16/12   (186,290)
                                                                                                       ---------
                                                                  Reference Entity Total               (771,249)
----------------------------------------------------------------------------------------------------------------
CUSTOM BASKET OF
SECURITIES
REPLICATING
STATOIL ASA
ORDINARY SHARES
                                          One-Month NOK
                                          NIBOR plus 30
                                          basis points and
                                          if negative, the
                                          absolute value of    If positive, the
                                          the Total Return     Total Return
                                          of a custom          of a custom
                                          basket of            basket of
                                          securities           securities
                                          replicating          replicating
                                          STATOIL ASA          STATOIL ASA
Citibank NA                  1,069   NOK  ordinary shares      ordinary shares               1/12/12      7,131
----------------------------------------------------------------------------------------------------------------
ENERGY SELECT
SECTOR INDEX

47 | Oppenheimer Global Strategic Income Fund/V/A

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                         NOTIONAL
REFERENCE ENTITY/          AMOUNT                   PAID BY            RECEIVED BY       TERMINATION
SWAP COUNTERPARTY          (000'S)                 THE FUND               THE FUND              DATE       VALUE
----------------------------------------------------------------------------------------------------------------
                                              One-Month USD
                                          BBA LIBOR plus 10
                                           basis points and
                                           if negative, the
                                          absolute value of
                                           the Total Return        If positive, the
                                              of the Energy            Total Return
Goldman Sachs                                 Select Sector    of the Energy Select
Group, Inc. (The)            1,990                    Index            Sector Index           2/8/12     32,349
----------------------------------------------------------------------------------------------------------------



HEALTH CARE SELECT
SECTOR INDEX

                                              One-Month USD
                                           BBA LIBOR plus 8
                                           basis points and
                                           if negative, the
                                          absolute value of          If positive, the
                                           the Total Return              Total Return
                                              of the Health                    of the
                                                Care Select               Health Care
UBS AG                       1,965             Sector Index       Select Sector Index        11/4/11     48,011
----------------------------------------------------------------------------------------------------------------
MSCI DAILY GROSS
TR EUROPE EURO
INDEX:


                                                                            One-Month
                                                                          EUR EURIBOR
                                                                             minus 20
                                                                         basis points
                                                                 and if negative, the
                                                                absolute value of the
                                           If positive, the              Total Return
                                            Total Return of               of the MSCI
                                             the MSCI Daily               Daily Gross
                                          Gross Europe EURO               Europe EURO
Citibank NA                  2,112   EUR              Index                     Index         1/6/12     46,599

                                                                            One-Month
                                                                          EURIBOR and
                                                                         if negative,
                                                                         the absolute
                                                                         value of the
                                            If positive, the             Total Return
                                             Total Return of              of the MSCI
                                              the MSCI Daily              Daily Gross
Goldman Sachs                              Gross Europe EURO              Europe EURO
Group, Inc. (The)            4,696   EUR               Index                    Index        1/12/12    116,791

                                                                            One-Month
                                                                          EURIBOR and
                                                                         if negative,
                                                                         the absolute
                                                                         value of the
                                            If positive, the             Total Return
                                             Total Return of              of the MSCI
                                              the MSCI Daily              Daily Gross
Goldman Sachs                              Gross Europe EURO              Europe EURO
Group, Inc. (The)              204   EUR               Index                    Index        1/12/12      5,030
                                                                                                      ---------
                                                                  Reference Entity Total                168,420
----------------------------------------------------------------------------------------------------------------
MSCI DAILY TR
GROSS EAFE USD
INDEX:
                                                                            One-Month
                                                                              USD BBA
                                                                           LIBOR plus
                                                                             15 basis
                                                                           points and
                                                                         if negative,
                                                                         the absolute
                                                                         value of the
                                            If positive, the             Total Return
                                             Total Return of              of the MSCI
                                              the MSCI Daily              Daily Gross
                                              Gross EAFE USD                 EAFE USD
Citibank NA                    523                     Index                    Index        10/7/11     13,177

                                                                            One-Month
                                                                              USD BBA
                                                                           LIBOR plus
                                                                             15 basis
                                                                           points and
                                                                         if negative,
                                                                            the Total
                                            If positive, the                Return of
                                             Total Return of                 the MSCI
                                              the MSCI Daily              Daily Gross
                                              Gross EAFE USD                 EAFE USD
Citibank NA                  2,246                     Index                    Index         1/9/12     52,578

48 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                          NOTIONAL
REFERENCE ENTITY/                           AMOUNT                PAID BY              RECEIVED BY         TERMINATION
SWAP COUNTERPARTY                           (000'S)              THE FUND                 THE FUND                DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 One-Month USD BBA
                                                                               LIBOR plus 15 basis
                                                         If positive, the            points and if
                                                          Total Return of      negative, the Total
                                                           the MSCI Daily       Return of the MSCI
                                                           Gross EAFE USD         Daily Gross EAFE
Citibank NA                                     301                 Index                USD Index              1/9/12       6,773
                                                                               One-Month USD LIBOR
                                                                                     minus 5 basis
                                                                                     points and if
                                                                                     negative, the
                                                         If positive, the        absolute value of
                                                          Total Return of      the Total Return of
                                                           the MSCI Daily           the MSCI Daily
                                                           Gross EAFE USD           Gross EAFE USD
Goldman Sachs Group, Inc. (The)                 120                 Index                    Index              7/8/11       2,077
                                                                                 One-Month USD BBA
                                                                               LIBOR plus 10 basis
                                                                                     points and if
                                                                                     negative, the
                                                         If positive, the        absolute value of
                                                          Total Return of      the Total Return of
                                                           the MSCI Daily           the MSCI Daily
                                                           Gross EAFE USD           Gross EAFE USD
Goldman Sachs Group, Inc. (The)               1,655                 Index                    Index             5/11/11      32,078
                                                                               One-Month USD LIBOR
                                                                                     minus 5 basis
                                                                                     points and if
                                                                                     negative, the
                                                         If positive, the        absolute value of
                                                          Total Return of      the Total Return of
                                                           the MSCI Daily           the MSCI Daily
                                                           Gross EAFE USD           Gross EAFE USD
Goldman Sachs Group, Inc. (The)                 563                 Index                    Index              7/8/11      10,706
                                                                                 One-Month USD BBA
                                                                                    LIBOR minus 10
                                                                               basis points and if
                                                                                     negative, the
                                                         If positive, the        absolute value of
                                                          Total Return of      the Total Return of
                                                           the MSCI Daily           the MSCI Daily
                                                           Gross EAFE USD           Gross EAFE USD
UBS AG                                        6,935                 Index                    Index             10/7/11     170,353
                                                                                                                          --------
                                                                                                Reference Entity Total     287,742
-----------------------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET BELGIUM USD INDEX
                                                        One-Month USD BBA
                                                           LIBOR minus 37
                                                         basis points and
                                                         if negative, the
                                                        absolute value of
                                                         the Total Return         If positive, the
                                                        of the MSCI Daily      Total Return of the
                                                          Net Belgium USD           MSCI Daily Net
Nomura International                          2,441                 Index        Belgium USD Index              3/6/12      22,638
-----------------------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET FRANCE USD INDEX
                                                        One-Month USD BBA
                                                           LIBOR minus 57
                                                         basis points and
                                                         if negative, the
                                                        absolute value of
                                                         the Total Return         If positive, the
                                                        of the MSCI Daily      Total Return of the
                                                           Net France USD           MSCI Daily Net
Citibank NA                                   2,234                 Index         France USD Index              1/9/12      (1,676)
-----------------------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET ITALY USD INDEX
                                                        One-Month USD BBA
                                                           LIBOR minus 25
                                                         basis points and         If positive, the
                                                         if negative, the        absolute value of
                                                        absolute value of      the Total Return of
                                                       the MSCI Daily Net       the MSCI Daily Net
Goldman Sachs Group, Inc. (The)               2,435       Italy USD Index          Italy USD Index              3/6/12      11,120
-----------------------------------------------------------------------------------------------------------------------------------

49 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                          NOTIONAL
REFERENCE ENTITY/                           AMOUNT                PAID BY              RECEIVED BY          TERMINATION
SWAP COUNTERPARTY                           (000'S)              THE FUND                 THE FUND                 DATE       VALUE
-------------------------------------------------- --------------------------------------------------------------------------------
MSCI DAILY TR NET NETHERLANDS USD INDEX
                                                        One-Month USD BBA
                                                            LIBOR plus 20
                                                         basis points and
                                                         if negative, the         If positive, the
                                                        absolute value of      Total Return of the
                                                       the MSCI Daily Net           MSCI Daily Net
                                                          Netherlands USD          Netherlands USD
Deutsche Bank AG                              2,417                 Index                    Index              3/6/12      47,125
-----------------------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET SPAIN USD INDEX
                                                         One-Month USD BBA
                                                            LIBOR minus 33
                                                          basis points and
                                                          if negative, the
                                                         absolute value of
                                                          the Total Return       If positive, the
                                                         of the MSCI Daily    Total Return of the
                                                             Net Spain USD         MSCI Daily Net
Nomura International                          2,399                  Index        Spain USD Index               3/6/12      84,910
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 GROWTH INDEX
                                                                                One-Month USD BBA
                                                                               LIBOR plus 6 basis
                                                                                    points and if
                                                                                    negative, the
                                                          If positive, the      absolute value of
                                                           Total Return of    the Total Return of
                                                        the S&P 500 Growth     the S&P 500 Growth
Goldman Sachs Group, Inc. (The)               6,134                  Index                  Index               3/9/12        (694)
-----------------------------------------------------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX
                                                         One-Month USD BBA
                                                            LIBOR minus 13
                                                          basis points and
                                                          if negative, the
                                                         absolute value of       If positive, the
                                                          the Total Return    Total Return of the
                                                                of the S&P       S&P SMALLCAP 600
UBS AG                                        6,018     SMALLCAP 600 Index                  Index               2/9/12     288,136
                                                                                                                          --------
                                                                                           Total of Total Return Swaps    $256,390
                                                                                                                          ========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CHF             Swiss Franc
EUR             Euro
GBP             British Pounds Sterling
JPY             Japanese Yen
NOK             Norwegian Krone
SEK             Swedish Krona

Abbreviations are as follows:

BBA LIBOR       British Bankers' Association London-Interbank Offered Rate
EAFE            Europe, Australasia, Far East
EURIBOR         Euro Interbank Offered Rate
LIBOR           London Interbank Offered Rate
MSCI            Morgan Stanley Capital International
NIBOR           Norwegian Interbank Offered Rate
TR              Total Return
S&P             Standard & Poor's
STIBOR SIDE     Stockholm Interbank Offered Rate

50 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

CURRENCY SWAPS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                   NOTIONAL
REFERENCE ENTITY/                    AMOUNT           PAID BY                   RECEIVED BY       TERMINATION
SWAP COUNTERPARTY                    (000'S)         THE FUND                      THE FUND              DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------
EACH OF JSC "RUSHYDRO" (OPEN
JOINT STOCK COMPANY,
FEDERAL HYDROGENERATION
COMPANY) AND OJSC
SARATOVSKAYA HPP AND  ANY
SUCCESSOR(S) TO THESE
REFERENCE ENTITIES.

                                                                             7.75% from Debt
                                                  Three-Month             Obligations of JSC
Morgan Stanley Capital                                USD BBA              Rushydro and OJSC
Services, Inc.                  271,430  RUR            LIBOR               Saratovskaya HPP      12/26/13        $(902,121)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:
RUR                           Russian Ruble

Abbreviations/Definitions  are as follows:
BBA LIBOR                     British Bankers' Association London-Interbank Offered Rate

VOLATILITY SWAPS AS OF MARCH 31, 2011 ARE AS FOLLOWS:

                                          NOTIONAL
REFERENCE ENTITY/                           AMOUNT               PAID BY    RECEIVED BY              TERMINATION
SWAP COUNTERPARTY                           (000'S)             THE FUND       THE FUND                     DATE      VALUE
---------------------------------------------------------------------------------------------------------------------------
AUD/CAD SPOT EXCHANGE RATE
                                                            The Historic
                                                           Volatility of
                                                         the mid AUD/CAD
                                                           Spot Exchange
                                                         rate during the
                                                             Observation
Citibank NA                                   13    AUD           Period        9.15%                   4/7/11    $   4,549
----------------------------------------------------------------------------------------------------------------------------
AUD/JPY SPOT EXCHANGE RATE:
                                                            The Historic
                                                           Volatility of
                                                         the mid AUD/JPY
                                                           Spot Exchange
                                                         rate during the
                                                             Observation

Citibank NA                                   13    AUD           Period        9.75                   4/11/11     (160,298)
                                                            The Historic
                                                           Volatility of
                                                         the mid AUD/JPY
                                                           Spot Exchange
                                                         rate during the
                                                             Observation
Credit Suisse International                   13    AUD           Period        9.50                   4/11/11     (171,421)
                                                                                                                   --------
                                                                                          Reference Entity Total   (331,719)
---------------------------------------------------------------------------------------------------------------------------
AUD/USD SPOT EXCHANGE RATE
                                                            The Historic
                                                           Volatility of
                                                         the mid AUD/USD
                                                           Spot Exchange
                                                         rate during the
                                                             Observation
JPMorgan Chase Bank NA                        13                  Period        9.75                   4/11/11      (29,026)

51 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                             NOTIONAL
REFERENCE ENTITY/              AMOUNT           PAID BY             RECEIVED BY             TERMINATION
SWAP COUNTERPARTY              (000'S)         THE FUND                THE FUND                    DATE          VALUE
----------------------------------------------------------------------------------------------------------------------
CHF/JPY SPOT EXCHANGE RATE:
                                           The Historic
                                          Volatility of
                                        the mid CHF/JPY
                                          spot Exchange
                                        rate during the
                                            Observation
Barclays Bank plc             12  CHF            Period              11.55                      4/18/11        (12,100)
                                           The Historic
                                          Volatility of
                                        the mid CHF/JPY
                                          spot exchange
                                        rate during the
                                            Observation
Deutsche Bank AG              11  CHF            Period              14.10                      4/26/11         19,289
                                           The Historic
                                          Volatility of
                                        the mid CHF/JPY
                                          spot exchange
                                        rate during the
                                            Observation
JPMorgan Chase Bank NA        12  CHF            Period              11.15                      4/18/11        (14,109)
                                                                                                             ---------
                                                                                 Reference Entity Total         (6,920)
-----------------------------------------------------------------------------------------------------------------------
GBP/NZD SPOT EXCHANGE RATE:
                                           The Historic
                                          Volatility of
                                        the mid GBP/NZD
                                          spot exchange
                                        rate during the
Bank of America                             Observation
Merrill Lynch                  8  GBP            Period              10.70                      4/28/11          9,995
                                                              The Historic
                                                             Volatility of
                                                           the mid GBP/NZD
                                                             spot exchange
                                                           rate during the
Bank of America                                                Observation
Merrill Lynch                  8  GBP            11.00%             Period                      4/28/11        (13,177)
                                                                                                             ---------
                                                                                 Reference Entity Total         (3,182)
-----------------------------------------------------------------------------------------------------------------------
GBP/SEK SPOT EXCHANGE RATE:
                                           The Historic
                                          Volatility of
                                        the mid GBP/SEK
                                          spot exchange
                                        rate during the
                                            Observation
Citibank NA                    8  GBP            Period               8.75                      4/14/11        (12,252)
                                           The Historic
                                          Volatility of
                                        the mid GBP/SEK
                                          spot exchange
                                        rate during the
                                            Observation
Credit Suisse International    8  GBP            Period                8.9                      4/15/11        (10,150)
                                           The Historic
                                          Volatility of
                                        the mid GBP/SEK
                                          spot exchange
                                        rate during the
                                            Observation
Deutsche Bank AG               8  GBP            Period                8.6                      4/18/11        (17,292)
                                                                                                             ---------
                                                                                 Reference Entity Total        (39,694)

52 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                             NOTIONAL
REFERENCE ENTITY/              AMOUNT          PAID BY           RECEIVED BY                 TERMINATION
SWAP COUNTERPARTY              (000'S)        THE FUND              THE FUND                        DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
NZD/CHF SPOT EXCHANGE RATE
                                                                The Historic
                                                               Volatility of
                                                             the mid NZD/CHF
                                                               spot exchange
                                                             rate during the
                                                                 Observation
Credit Suisse International   17  NZD            12.50                Period                     4/8/11         75,147
-----------------------------------------------------------------------------------------------------------------------
NZD/JPY SPOT EXCHANGE RATE:
                                                                The Historic
                                                               Volatility of
                                                             the mid NZD/JPY
                                                               spot exchange
                                                             rate during the
Bank of America                                                  Observation
Merrill Lynch                 17  NZD            12.85                Period                    4/28/11         13,740
                                                                The Historic
                                                               Volatility of
                                                             the mid NZD/JPY
                                                               spot exchange
                                                             rate during the
Bank of America                                                  Observation
Merrill Lynch                 17  NZD            14.80                Period                    4/26/11        (10,313)
                                                                The Historic
                                                               Volatility of
                                                             the mid NZD/JPY
                                                               spot exchange
                                                             rate during the
                                                                 Observation
Barclays Bank plc             17  NZD            13.10                Period                    4/28/11          8,680
                                                                The Historic
                                                               Volatility of
                                                             the mid NZD/JPY
                                                               spot exchange
                                                             rate during the
                                                                 Observation
Citibank NA                   17  NZD            16.25                Period                    4/26/11        (30,778)
                                                                The Historic
                                                               Volatility of
                                                             the mid NZD/JPY
                                                               spot exchange
                                                             rate during the
                                                                 Observation
Citibank NA                   17  NZD            15.05                Period                    4/26/11        (11,618)
                                                                The Historic
                                                               Volatility of
                                                             the mid NZD/JPY
                                                               spot exchange
                                                             rate during the
                                                                 Observation
Deutsche Bank AG              17  NZD            13.75                Period                    4/26/11         15,647
                                                                                                             ---------
                                                                                 Reference Entity Total        (14,642)
                                                                                                             ---------
                                                                                 Total Volatility Swaps      $(345,487)
                                                                                                             =========

53 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD             Australian Dollar
CAD             Canadian Dollar
CHF             Swiss Franc
GBP             British Pounds Sterling
JPY             Japanese Yen
NZD             New Zealand Dollar
SEK             Swedish Krona

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF MARCH 31, 2011 IS AS FOLLOWS:

                                                                       NOTIONAL
                                                    SWAP TYPE FROM      AMOUNT
SWAP COUNTERPARTY                                  FUND PERSPECTIVE     (000'S)           VALUE
--------------------------------------------------------------------------------------------------
Banco Santander SA, Inc.                          Interest Rate            9,870  BRR  $    62,364
--------------------------------------------------------------------------------------------------
Bank of America Merrill Lynch:
                                                  Interest Rate          442,000  MXN      (62,240)
                                                  Volatility                  16  GBP       (3,182)
                                                  Volatility                  34  NZD        3,427
                                                                                        ----------
                                                                                           (61,995)
--------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                                  Credit Default Buy
                                                  Protection              25,305        (1,808,614)
                                                  Credit Default Sell
                                                  Protection              14,650          (291,760)
                                                  Interest Rate          183,000  CZK       55,662
                                                  Interest Rate            7,120  EUR      (25,220)
                                                  Interest Rate            7,695  GBP     (145,369)
                                                  Interest Rate           86,300  MXN       (7,262)
                                                  Interest Rate           11,900          (141,732)
                                                  Interest Rate          126,550  ZAR      (37,850)
                                                  Volatility                  12  CHF      (12,100)
                                                  Volatility                  17  NZD        8,680
                                                                                        ----------
                                                                                        (2,405,565)
--------------------------------------------------------------------------------------------------
Citibank NA:
                                                  Interest Rate           86,000  MXN       (7,423)
                                                  Total Return             1,243  CHF       22,532
                                                  Total Return             4,901  EUR      109,093
                                                  Total Return             2,129  GBP      (47,769)
                                                  Total Return             1,069  NOK        7,131
                                                  Total Return             4,843  SEK       29,608
                                                  Total Return             5,304            70,852
                                                  Volatility                  26  AUD     (155,749)
                                                  Volatility                   8  GBP      (12,252)
                                                  Volatility                  34  NZD      (42,396)
                                                                                         ---------
                                                                                           (26,373)
--------------------------------------------------------------------------------------------------
Citibank NA, New York:
                                                  Credit Default Buy
                                                  Protection              14,830           (46,925)

54 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                       NOTIONAL
                                                   SWAP TYPE FROM        AMOUNT
SWAP COUNTERPARTY                                  FUND PERSPECTIVE     (000'S)           VALUE
--------------------------------------------------------------------------------------------------
                                                  Credit Default Sell
                                                  Protection               3,735           370,863
                                                  Total Return           546,118  JPY     (583,136)
                                                                                         ---------
                                                                                          (259,198)
--------------------------------------------------------------------------------------------------
Credit Suisse International:
                                                  Credit Default Buy
                                                  Protection               9,600          (182,364)
                                                  Credit Default Sell
                                                  Protection              11,760           199,851
                                                  Volatility                  13  AUD     (171,421)
                                                  Volatility                   8  GBP      (10,150)
                                                  Volatility                  17  NZD       75,147
                                                                                         ---------
                                                                                           (88,937)
--------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                  Credit Default Buy
                                                  Protection               1,900           (54,405)
                                                  Interest Rate          179,500  MXN      (16,582)
                                                  Total Return             2,417            47,125
                                                  Volatility                  11  CHF       19,289
                                                  Volatility                   8  GBP      (17,292)
                                                  Volatility                  17  NZD       15,647
                                                                                         ---------
                                                                                            (6,218)
--------------------------------------------------------------------------------------------------
                                                  Credit Default Sell
Goldman Sachs Bank USA                            Protection               2,275            (9,153)
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
                                                  Interest Rate           25,690  BRR      (11,814)
                                                  Interest Rate          216,900  MXN      (21,496)
                                                  Interest Rate          145,500  ZAR        1,269
                                                  Total Return             4,900  EUR      121,821
                                                  Total Return            37,274            18,948
                                                                                         ---------
                                                                                           108,728
--------------------------------------------------------------------------------------------------
HSBC Bank USA:
                                                  Credit Default Buy
                                                  Protection               3,915            18,252
                                                  Credit Default Sell
                                                  Protection               4,180          (165,507)
                                                                                         ---------
                                                                                          (147,255)
--------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
                                                  Interest Rate           15,800  BRR      808,682
                                                  Interest Rate          987,000  JPY       44,936
                                                  Interest Rate          408,400  ZAR        3,453
                                                  Volatility                  12  CHF      (14,109)
                                                  Volatility                  13           (29,026)
                                                                                         ---------
                                                                                           813,936
--------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA,                           Credit Default Buy
London Branch                                     Protection               4,900           (99,871)
--------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA, NY Branch:
                                                  Credit Default Buy
                                                  Protection               1,960             9,549
                                                  Credit Default Sell
                                                  Protection              17,990           278,703
                                                                                         ---------
                                                                                           288,252
--------------------------------------------------------------------------------------------------

55 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

                                                                       NOTIONAL
                                                    SWAP TYPE FROM      AMOUNT
SWAP COUNTERPARTY                                  FUND PERSPECTIVE     (000'S)          VALUE
-----------------------------------------------------------------------------------------------------
                                                  Credit Default Sell
Merrill Lynch Capital Services, Inc.              Protection              12,060           (497,698)
-----------------------------------------------------------------------------------------------------
                                                  Credit Default Buy
Merrill Lynch International                       Protection              10,735         (1,538,757)
-----------------------------------------------------------------------------------------------------
Morgan Stanley:
                                                  Interest Rate          173,300  CZK         77,276
                                                  Interest Rate            6,910  EUR        (53,380)
                                                  Total Return             4,433  GBP       (186,290)
                                                  Total Return             2,002              32,427
                                                                                          ----------
                                                                                            (129,967)
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.             Currency               271,430  RUR       (902,121)
-----------------------------------------------------------------------------------------------------
Nomura International                              Total Return             4,840             107,548
-----------------------------------------------------------------------------------------------------
UBS AG:
                                                  Credit Default Sell
                                                  Protection               9,425              258,633
                                                  Total Return            14,918              506,500
                                                                                           ----------
                                                                                              765,133
-----------------------------------------------------------------------------------------------------
Westpac Banking Corp                              Interest Rate           11,685  AUD        (116,237)
                                                                                           ----------
                                                                                  Total
                                                                                  Swaps   $(4,143,384)
                                                                                           ===========

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD            Australian Dollar
BRR            Brazilian Real
CHF            Swiss Franc
CZK            Czech Koruna
EUR            Euro
GBP            British Pounds Sterling
JPY            Japanese Yen
MXN            Mexican Nuevo Peso
NOK            Norwegian Krone
NZD            New Zealand Dollar
RUR            Russian Ruble
SEK            Swedish Krona
ZAR            South African Rand

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

56 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

57 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR
                          DELAYED
                       DELIVERY BASIS
                        TRANSACTIONS
---------------------------------------
Purchased securities   $ 97,724,282
Sold securities          8,069,599

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:


Cost                     $30,513,397
Market Value             $ 3,240,606
Market Value as a % of
Net Assets                      0.13%

58 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "Master Funds"). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Funds.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

59 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $19,835,176, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $8,413,128 as of March 31, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of March 31, 2011 the Fund has required certain counterparties to post collateral of $2,963,061.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or

60 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

     additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of March 31, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $4,911,028 for which the Fund has posted collateral of $2,573,342. If a contingent feature would have been triggered as of March 31, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended March 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $816,554,041 and $283,553,692, respectively.

61 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

During the period ended March 31, 2011, the Fund had an ending monthly average market value of $421,431,534 and $234,056,710 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

62 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended March 31, 2011, the Fund had an average market value of $14,739 and $210,621 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended March 31, 2011, the Fund had an ending monthly average market value of $2,542 and $1,790 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended March 31, 2011 was as follows:

                                    CALL OPTIONS                     PUT OPTIONS
                      --------------------------     ---------------------------
                        NUMBER OF      AMOUNT OF       NUMBER OF       AMOUNT OF
                        CONTRACTS       PREMIUMS       CONTRACTS        PREMIUMS
--------------------------------------------------------------------------------
Options outstanding
as of
December 31, 2010                -    $        -                -    $        -
Options written        825,000,000        83,902      825,000,000        83,902
Options closed
or expired            (537,000,000)      (57,247)    (148,000,000)      (15,818)
Options exercised     (148,000,000)      (15,818)    (537,000,000)      (57,247)
                      ----------------------------------------------------------
Options outstanding
as of
March 31, 2011         140,000,000    $   10,837      140,000,000    $    10,837
                      ==========================================================

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at

63 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain
(loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific
underlying reference asset.   Swap contracts are typically more attractively
priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk
factors.   Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

     For the period ended March 31, 2011, the Fund had ending monthly average notional amounts of $66,553,750 and $55,036,250 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

64 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     For the period ended March 31, 2011, the Fund, had ending monthly average notional amounts of $63,408,022 and $178,878,876 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

     For the period ended March 31, 2011, the Fund had ending monthly average notional amounts of $72,739,270 and $27,031,695 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to increase exposure to foreign exchange rate risk.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.

65 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)

     For the period ended March 31, 2011, the Fund had ending monthly average notional amounts of $9,235,650 on currency swaps.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     VOLATILITY SWAP CONTRACTS. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment's volatility, or size of the movement, rather than general directional increases or decreases in its price.

     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

     For the period ended March 31, 2011, the Fund had ending monthly average notional amounts of $39,056 and $204,831 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

RESTRICTED SECURITIES

As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

66 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2011 (Unaudited)


Federal tax cost of securities             $2,432,104,449
Federal tax cost of other investments         181,171,017
                                           --------------
Total federal tax cost                     $2,613,275,466
                                           ==============

Gross unrealized appreciation              $  182,066,112
Gross unrealized depreciation                (140,836,128)
                                           --------------
Net unrealized appreciation                $   41,229,984
                                           ==============

67 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)


                                                                          Shares                      Value
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS-97.8%
--------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-10.4%
--------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS-1.7%
Lear Corp.(1)                                                                 2,860                   $139,768
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-2.0%
Mohawk Industries, Inc.(1)                                                    2,640                    161,436
--------------------------------------------------------------------------------------------------------------
MEDIA-4.3%
Comcast Corp., Cl. A                                                          6,610                    163,399
--------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                           3,980                    185,150
                                                                                                      --------
                                                                                                       348,549
--------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL-1.8%
Target Corp.                                                                  3,010                    150,530
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-0.6%
Talbots, Inc. (The)(1)                                                        8,100                     48,924
--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES-6.2%
--------------------------------------------------------------------------------------------------------------
BEVERAGES-2.7%
Coca-Cola Co. (The)                                                           3,290                    218,292
--------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-1.3%
Walgreen Co.                                                                  2,754                    110,546
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-2.2%
Church & Dwight Co., Inc.                                                     2,240                    177,722
--------------------------------------------------------------------------------------------------------------
ENERGY-15.1%
--------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-3.4%
Halliburton Co.                                                               5,590                    278,606
--------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-11.7%
Apache Corp.                                                                    700                     91,644
--------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                 3,840                    412,531
--------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                             2,064                    173,644
--------------------------------------------------------------------------------------------------------------
Penn West Petroleum Ltd.                                                      3,080                     85,316
--------------------------------------------------------------------------------------------------------------
Royal Dutch Shell plc, ADR                                                    2,610                    190,165
                                                                                                      --------
                                                                                                       953,300
--------------------------------------------------------------------------------------------------------------
FINANCIALS-21.7%
--------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-3.6%
E*TRADE Financial Corp.(1)                                                    2,491                     38,934
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                 470                     74,481
--------------------------------------------------------------------------------------------------------------
State Street Corp.                                                            4,110                    184,703
                                                                                                      --------
                                                                                                       298,118
--------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-9.9%
CIT Group, Inc.(1)                                                            3,280                    139,564
--------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                1,860                    164,554
--------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                            1,890                    119,051
--------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                  4,790                    126,600
--------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                             8,080                    256,136
                                                                                                      --------
                                                                                                       805,905
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-3.2%
JPMorgan Chase & Co.                                                          5,610                    258,621
--------------------------------------------------------------------------------------------------------------
INSURANCE-5.0%
ACE Ltd.                                                                      2,550                    164,985
--------------------------------------------------------------------------------------------------------------

1 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                          Shares                        Value
--------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
MetLife, Inc.                                                                 5,380                   $240,647
                                                                                                      --------
                                                                                                       405,632
--------------------------------------------------------------------------------------------------------------
HEALTH CARE-14.0%
--------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-4.9%
Amgen, Inc.(1)                                                                3,540                    189,213
--------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                                      4,830                    204,985
                                                                                                      --------
                                                                                                       394,198
--------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-6.6%
HCA Holdings, Inc.(1)                                                         4,500                    152,415
--------------------------------------------------------------------------------------------------------------
Humana, Inc.(1)                                                               3,150                    220,311
--------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                                               2,380                    166,100
                                                                                                      --------
                                                                                                       538,826
--------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-2.5%
Teva Pharmaceutical Industries Ltd., Sponsored ADR                            4,080                    204,694
--------------------------------------------------------------------------------------------------------------
INDUSTRIALS-9.0%
--------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-1.4%
AerCap Holdings NV(1)                                                         8,930                    112,250
--------------------------------------------------------------------------------------------------------------
AIRLINES-1.5%
United Continental Holdings, Inc.(1)                                          5,300                    121,847
--------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-3.2%
Babcock & Wilcox Co.(1)                                                       3,360                    112,157
--------------------------------------------------------------------------------------------------------------
Cooper Industries plc                                                         2,330                    151,217
                                                                                                      --------
                                                                                                       263,374
--------------------------------------------------------------------------------------------------------------
MACHINERY-2.9%
Ingersoll-Rand plc                                                            4,900                    236,719
--------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-5.3%
--------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.0%
National Semiconductor Corp.                                                 10,970                    157,310
--------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                  2,560                     83,968
                                                                                                      --------
                                                                                                       241,278
--------------------------------------------------------------------------------------------------------------
SOFTWARE-2.3%
Microsoft Corp.                                                               7,380                    187,157
--------------------------------------------------------------------------------------------------------------
MATERIALS-7.4%
--------------------------------------------------------------------------------------------------------------
CHEMICALS-4.6%
Celanese Corp., Series A                                                      4,050                    179,699
--------------------------------------------------------------------------------------------------------------
LyondellBasell Industries NV, Cl. A(1)                                        5,000                    197,750
                                                                                                      --------
                                                                                                       377,449
--------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-1.6%
Rock-Tenn Co., Cl. A                                                          1,820                    126,217
--------------------------------------------------------------------------------------------------------------
METALS & MINING-1.2%
Allegheny Technologies, Inc.                                                  1,470                     99,548
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-3.0%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-2.0%
AT&T, Inc.                                                                    5,402                    165,301
--------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-1.0%
Vodafone Group plc, Sponsored ADR                                             2,800                     80,500

2 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                          Shares                        Value
--------------------------------------------------------------------------------------------------------------
UTILITIES-5.7%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-5.3%
American Electric Power Co., Inc.                                             2,080                   $ 73,091
--------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                    4,680                    171,241
--------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                 2,720                    182,811
                                                                                                      --------
                                                                                                       427,143
--------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES-0.4%
NiSource, Inc.                                                                1,870                     35,867
                                                                                                      --------
Total Common Stocks (Cost $6,744,733)                                                                7,968,317
--------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-2.6%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
Shares, 0.00%(2,3)                                                            1,701                      1,701
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20%(2,4)                                                                  209,400                    209,400
                                                                                                      --------
Total Investment Companies (Cost $211,101)                                                             211,101
--------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $6,955,834)                                   100.4%               8,179,418
--------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.4)                  (28,968)
                                                                          ------------------------------------
Net Assets                                                                    100.0%                $8,150,450
                                                                          ====================================

Footnotes to Statement of Investments

---------------------

1. Non-income producing security.

2. Rate shown is the 7-day yield as of March 31, 2011.

3. Interest rate is less than 0.0005%.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES      GROSS         GROSS             SHARES
                                                    DECEMBER 31, 2010  ADDITIONS    REDUCTIONS     MARCH 31, 2011
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E            230,823  1,311,900     1,333,323            209,400

                                                                                         VALUE          INCOME
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                  $   209,400    $           150

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

3 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)


                                                                                LEVEL 2-
                                                      LEVEL 1-                     OTHER           LEVEL 3-
                                                    UNADJUSTED               SIGNIFICANT        SIGNIFICANT
                                                        QUOTED                OBSERVABLE        UNOBSERVABE
                                                        PRICES                    INPUTS             INPUTS           VALUE
---------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                            $  849,207                $ -               $ -              $  849,207
  Consumer Staples                                     506,560                  -                 -                 506,560
  Energy                                             1,231,906                  -                 -               1,231,906
  Financials                                         1,768,276                  -                 -               1,768,276
  Health Care                                        1,137,718                  -                 -               1,137,718
  Industrials                                          734,190                  -                 -                 734,190
  Information Technology                               428,435                  -                 -                 428,435
  Materials                                            603,214                  -                 -                 603,214
  Telecommunication Services                           245,801                  -                 -                 245,801
  Utilities                                            463,010                  -                 -                 463,010
Investment Companies                                   211,101                  -                 -                 211,101
                                                   ------------------------------------------------------------------------
Total Assets                                       $ 8,179,418                $ -               $ -              $8,179,418
                                                   ------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

4 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $7,053,224
                                  ==========
Gross unrealized appreciation     $1,184,220
Gross unrealized depreciation      (58,026)
                                  ----------
Net unrealized appreciation       $1,126,194
                                  ==========

5 | Oppenheimer Value Fund/VA

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/10/2011

By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/10/2011